UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


              Investment Company Act file number File No. 811-08055


                             TIAA-CREF MUTUAL FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                   730 Third Avenue, New York, New York 10017
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                     ---------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-490-9000


                      Date of fiscal year end: December 31


                   Date of reporting period: December 31, 2002

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  [LOGO]
                                                   TIAA
                                                   CREF
December 31, 2002

Audited financial statements,
including statement of investments

TIAA-CREF Mutual Funds



Annual Report | 2002


INTERNATIONAL EQUITY FUND          HIGH-YIELD BOND FUND

GROWTH EQUITY FUND                 SHORT-TERM BOND FUND

GROWTH & INCOME FUND               TAX-EXEMPT BOND FUND

EQUITY INDEX FUND                  BOND PLUS FUND

SOCIAL CHOICE EQUITY FUND          MONEY MARKET FUND

MANAGED ALLOCATION FUND




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


Contents


FUND PERFORMANCE
    International Equity Fund ............................   4
    Growth Equity Fund ...................................   5
    Growth & Income Fund .................................   6
    Equity Index Fund ....................................   7
    Social Choice Equity Fund ............................   8
    Managed Allocation Fund ..............................   9
    High-Yield Bond Fund .................................  10
    Short-Term Bond Fund .................................  11
    Tax-Exempt Bond Fund .................................  12
    Bond PLUS Fund .......................................  13
    Money Market Fund ....................................  14

STATEMENTS OF INVESTMENTS
    International Equity Fund ............................  15
    Growth Equity Fund ...................................  24
    Growth & Income Fund .................................  30
    Equity Index Fund ....................................  34
    Social Choice Equity Fund ............................  57
    Managed Allocation Fund ..............................  64
    High-Yield Bond Fund .................................  65
    Short-Term Bond Fund .................................  69
    Tax-Exempt Bond Fund .................................  72
    Bond PLUS Fund .......................................  74
    Money Market Fund ....................................  78

FINANCIAL STATEMENTS
    Report of Management Responsibility ..................  80
    Report of the Audit Committee ........................  81
    Statements of Assets and Liabilities .................  82
    Statements of Operations .............................  84
    Statements of Cash Flows .............................  86
    Statements of Changes in Net Assets ..................  88
    Financial Highlights .................................  92
    Notes to Financial Statements ........................  98
    Report of Independent Auditors ....................... 103
    Trustees and Officers ................................ 104
    Important Tax Information ............................ 107

TIAA-CREF PRODUCTS AND SERVICES ............ INSIDE BACK COVER



(C) 2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

[PHOTO OF MARTIN L. LEIBOWITZ]


From the Vice Chairman of TIAA-CREF

Investment markets continued to be starkly divided during 2002. Equities saw a third consecutive year of losses in domestic and foreign stock markets, while bonds benefited from a convergence of factors that produced performance well above bonds' historical averages. It has been a painful time for stock investors, and we understand the concerns they feel about these reversals in the market and how they may affect investors' financial plans.

   The force driving these events has been the condition of the real economy. The high rates of growth achieved during the late 1990s--which generated stock market returns averaging over 25% for five straight years from 1995-99--have led to excess capacity and reduced corporate earnings in many industries. Accounting scandals and concern about a possible war with Iraq have further shaken investor confidence. On pages 2 and 3, you will find economic overviews that outline the challenges facing the world economy and how they are affecting investment markets here and abroad.

   During 2002 the Russell 3000(R) Index dropped 21.54%, despite a year-end rally. The Russell 3000 Growth Index, with its large component of technology companies, lost 28.04% during the year. Foreign stocks performed better, but were still in negative territory. The Morgan Stanley EAFE Index, which tracks stocks in Europe, Australasia, and the Far East, posted a loss of 15.64%.

   The turbulence in equity markets caused many investors to seek the relative safety of fixed-income investments. During the year, $129 billion poured into U.S. bond funds, an increase of 50% over 2001. The Lehman Brothers Aggregate Bond Index, which tracks both government and corporate bonds, posted a return of 10.26% during 2002.

   All five of our fixed-income funds posted positive returns for the year; they ranged from 0.46% for the High-Yield Bond Fund to 10.70% for the Tax-Exempt Bond Fund.

   Despite their solid gains in the fourth quarter, our five equity funds posted negative returns for the year; they varied from -15.73% for the International Equity Fund to -30.12% for the Growth Equity Fund. This report provides details of each fund's holdings and performance as of December 31, 2002.

   While the overall equity market has suffered a serious decline, many individual stock prices have dropped more sharply. Our selection of stocks occurs in a disciplined framework designed to limit exposure to any one company or industry. Many of our equity accounts use TIAA-CREF's Dual Investment Management Strategy(R), which combines active and quantitative methods. This approach enables investors to benefit from the skills of active managers, who conduct in-depth research and analysis to identify individual stocks that may outperform or underperform the fund's benchmark index. At the same time, quantitative managers use financial modeling software and other tools to build a portfolio that reflects the overall risk and investment characteristics of the benchmark.

   As we gain experience with using this method over different market cycles, we make periodic adjustments to improve its efficiency and effectiveness. Our current focus is on achieving greater integration of our active and quantitative management efforts. Our basic application of the methodology, however, remains constant, as does its fundamental purpose: to maintain an optimal balance between risk and opportunity.

   On October 1, 2002 we launched six new funds, which are available to individual investors through the Retail Class of the TIAA-CREF Institutional Mutual Funds. These new choices offer investors broader diversification and coverage across company sizes and styles. They include a large-cap value fund, a mid-cap growth fund, a mid-cap value fund, a small-cap equity fund, a real estate securities fund and an inflation-linked bond fund. Descriptions of the funds can be found in the joint prospectus that was sent to you last fall.

   With this report, we have completed the transition in the data we use to show how the TIAA-CREF funds have performed in comparison with similar funds, replacing data from Lipper Analytical Services, Inc. with returns from the fund categories of Morningstar, Inc. that more accurately and consistently match our funds. We believe this change will enable you to judge our performance better.

   We continue to maintain stringent risk controls to ensure that our funds perform within reasonable bounds, relative to their benchmarks. Our goal remains to add positive value beyond the benchmark's rate of return, and we are working hard to do that. If you are reassessing your own investment strategies, we invite you to use the planning tools on our Web Center (www.tiaa-cref.org) or call to talk with one of our consultants.


/s/ Martin L. Leibowitz

Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

The Economic Environment in 2002

THE U.S. ECONOMY

The U.S. economy improved last year, but you would not have guessed that by reading the stock market returns. The Russell 3000(R) Index and the Nasdaq composite respectively returned -21.5% and -31.5%, making 2002 the third consecutive year of negative equity returns--the longest such string since the early 1930s. The market's performance reflected, in part, the uncertainty surrounding economic data.

   After experiencing a mild recession in 2001, the country's economy began to grow again in 2002, although erratically and at rates well below historic norms. Real (inflation-adjusted) gross domestic product (GDP) grew by only 2.4%, based on annual averages. Comparing the fourth quarter 2002 with the fourth quarter 2001 shows that real GDP grew 2.8%, a rate far below the historic growth norms for the first year of recovery. (Chart 1 illustrates how real GDP improved during 2002.) Inflation increased modestly, from 1.5% in 2001 to 2.4% in 2002; the rise was mainly due to higher energy prices.

   Several factors contributed to last year's lackluster performance. Going into 2002, pent-up demand was small for housing and consumer durables, such as automobiles. And profits, while improving, continued to disappoint, resulting in a scaling back of business capital-spending plans and further job cuts. Plus, higher energy prices eroded consumer purchasing power and business profit margins. Also weighing heavily on consumers and businesses were uncertainty about global politics, particularly the possibility of war with Iraq; corporate governance and accounting concerns; and disappointment with the pace of economic recovery.

   Growth abroad also improved slowly on average during 2002, with some marked differences among countries. For example, the Chinese economy showed strong growth--around 8%--while Germany registered very little. Sluggish foreign growth helped explain why U.S. exports rose only modestly, up 5% on a fourth-quarter-over-fourth-quarter real basis during the year. The U.S. dollar, while weakening significantly in the second half, remained at a high level on a trade-weighted basis for much of 2002, contributing in part to renewed deterioration in trade and current account balances. (See Chart 2.)

   In spite of these negative factors, 2002 was a period of recovery. For the fourth quarter 2002, compared with the fourth quarter 2001, real consumer spending rose 2.5%. In addition, firms began to make modest increases in inventories and equipment investment, although real business capital spending still declined by 1.9%.

   The federal stimulus package enacted in the spring of 2002 extended unemployment benefits spending and created a new tax incentive for capital investment by businesses. On the other hand, state and local expenditures moderated significantly during the year, the result of recession-induced revenue shortfalls. Nonetheless, total government outlays still managed to post a modest fourth-quarter-over-fourth-quarter gain of 3.6% last year, due largely to a 7.3% rise in federal spending.

   But by year-end, the continued uncertainty about the strength of the recovery and about geopolitical events caused many consumers and businesses to slow or postpone purchases. As a result, growth in the fourth quarter stalled, rising only 0.7% and raising the specter of the U.S. economy's falling into a Japan-style deflationary quagmire.

   Responding to those concerns, the Federal Reserve cut the federal funds target rate by another 50 basis points to just 1.25%, down sharply from 6.5% at the start of 2001, to take out some "insurance" against renewed economic weakness and the risk of deflation. Furthermore, after the 2002 fall elections, the federal government focused on formulating yet another fiscal stimulus package, the third in two years, a move no doubt driven by a desire to have the economy on a firm footing by the 2004 elections.


CHART 1. U.S. GDP GROWTH

       [Data below is represented by a bar graph in the original report.]

         Real Gross Domestic Product (year-over-year percentage change)

                  2001                                2002
   ---------------------------------   ---------------------------------
     1Q       2Q       3Q       4Q       1Q       2Q       3Q       4Q
   ---------------------------------   ---------------------------------
    1.457   -0.137   -0.35    0.053     1.444    2.169    3.257    2.751

                                        Source: U.S. Bureau of Economic Analysis


CHART 2. U.S. CURRENT ACCOUNT BALANCE AS A PERCENT OF GDP

       [Data below is represented by a bar graph in the original report.]

                       89       90       91       92       93       94      95
                    -------  -------  -------  -------  -------  -------  ------
Trailing 4 Quarters   -2.15   -1.646  -0.774    -0.209   -0.863   -1.346  -1.694
Annualized Quarter    -2.041  -1.549   0.766    -0.35    -0.806   -1.356  -1.574

                       96       97       98       99       00       01      02
                    -------  -------  -------  -------  -------  -------  ------
Trailing 4 Quarters  -1.332  -1.548   -1.585    -2.449   -3.392   -4.228  -3.86
Annualized Quarter   -1.285  -1.596   -1.893    -2.625   -3.901   -4.297  -4.362


                                        Source: U.S. Bureau of Economic Analysis



2   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

THE GLOBAL ECONOMY

During 2002, the global economy registered an improvement in growth following a sharp slowdown in 2001. The repeated lowering of interest rates during 2001 appeared to be bearing fruit in the first half of the year, helping to revive economic growth, however modestly, without rekindling inflation. By mid-year, growth seemed to be recovering nicely, driven in large part by a rebound in the United States.

   However, as the summer progressed, it became obvious that the vigor witnessed early in the year was dissipating, particularly in the United States, perhaps due to mounting geopolitical uncertainties, including a possible war with Iraq. Loss of momentum here adversely affected growth elsewhere in the world, especially in nations like Germany that had not participated significantly in the revival earlier in the year.

   The deceleration became more acute during the summer of 2002 (see Chart 3), raising concerns that some countries might fall into a Japan-style deflationary quagmire. A number of central banks, including the Federal Reserve and the European Central Bank, then responded by lowering interest rates again after keeping them on hold since late 2001. Furthermore, given the rising global uncertainties, other central banks that had raised interest rates previously during the year chose to hold them steady, as in the case of Canada and Australia, or ease rates again, as Sweden did.

   There were wide disparities in national growth rates during 2002. China remained the world's growth leader, posting a robust advance of about 8%, while Germany, the largest economy in Europe, barely grew at all. For the entire euro area, growth was quite subdued, dragged down by a moribund Germany, but even there some countries did substantially better than others. Spain, for example, probably grew about 2%, twice the rate of France and of the euro area as a whole. While Asia overall outpaced other areas by a wide margin, there were marked differences within the region, with Japan continuing to stagnate while China and Korea were robust. Conditions in Latin America continued to deteriorate, with Argentina and Venezuela experiencing deep recessions and Brazil posting only tepid growth.

   Despite modest improvements in global growth and extremely low interest rates, the world's equity markets continued to perform poorly, with the Morgan Stanley Capital International (MSCI) World Index returning -20.08% for the year. Some of that poor performance can be attributed to a continued downdraft in U.S. equities, which were negatively affected in 2002 by corporate scandals and by worries about the reliability of accounting information and the strength of the economic recovery. In contrast, the MSCI EAFE+Canada Index, which excludes the U.S. market, returned -15.50% for the year--still negative but somewhat better than the broader MSCI World index. Within the MSCI EAFE+Canada Index, the Pacific region (-9.17%) outperformed Europe (-20.08%), thanks in part to the -5.67% return of the MSCI Pacific Ex-Japan Index (see Chart 4). (Note that the returns cited above are based upon MSCI's total return indices.)


/s/ Leo C. Kamp

Leo C. Kamp
TIAA-CREF ECONOMIST


CHART 3. AFTER A GOOD START EARLY IN 2002, GLOBAL ECONOMIC PROSPECTS BEGAN TO
         WANE DURING THE SUMMER.

       [Data below is represented by a bar graph in the original report.]

          2001            INDEX                   2002            INDEX
       ---------         -------               ----------        --------
       1/15/2001         115.793               1/15/2002         117.846
       2/15/2001         115.485               2/15/2002         119.115
       3/15/2001         115.067               3/15/2002         120.004
       4/15/2001         115.208               4/15/2002         120.924
       5/15/2001         115.446               5/15/2002         121.092
       6/15/2001         115.682               6/15/2002         120.809
       7/15/2001         115.6                 7/15/2002         120.282
       8/15/2001         115.111               8/15/2002         120.037
       9/15/2001         114.695               9/15/2002         119.909
       10/15/2001        114.474               10/15/2002        120.025
       11/15/2001        115.409               11/15/2002        120.551
       12/15/2001        116.683               12/15/2000        121.299

                                                                    Source: OECD


CHART 4. ON A YEAR-OVER-YEAR BASIS, EQUITIES IN THE PACIFIC (EXCLUDING JAPAN)
         OUTPERFORMED STOCKS OUTSIDE THE U.S. DURING 2002

       [Data below is represented by a line chart in the original report.]

                Year-over-year % changes of MSCI Pacific Ex-Japan
                  and MSCI EAFE + Canada Total Return Indices

                                    Pacific
                                  (excluding       EAFE +
                                    Japan)         Canada
                                  ----------      -------
                       JAN          -9.079        -25.396
                       FEB          -6.917        -18.482
                       MAR           9.344         -7.915
                       APR           3.806        -13.445
                       MAY           8.136         -9.017
                       JUN          -0.055         -9.136
                       JUL          -2.137        -16.195
                       AUG          -1.699        -14.224
                       SEP           6.868        -15.123
                       OCT           5.274        -13.013
                       NOV           0.399        -12.038
                       DEC          -5.677        -15.491

                              Source: Morgan Stanley Capital International, Inc.


                                   2002 ANNUAL REPORT  TIAA-CREF Mutual Funds  3

International Equity Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o The fund uses TIAA-CREF's Dual Investment Management Strategy(R), which combines active and quantitative management techniques. Active managers select stocks they believe offer superior returns and avoid or underweight stocks they feel are less attractive. Quantitative managers use financial models to build an overall portfolio that reflects the risk and investment characteristics of the fund's benchmark, and may also use proprietary valuation and trading techniques to try to outperform the indices.

o   Investments in foreign  securities  are subject to special risks,  including
    erratic  market  conditions,   economic  and  political   instability,   and
    fluctuations in currency exchange rates.

PERFORMANCE IN 2002

The International Equity Fund returned -15.73% for the year, compared with -15.64% for its benchmark, the Morgan Stanley EAFE Index, and -13.83% and -16.34%, respectively, for the average similar fund as measured by the Lipper International Fund Index and the Morningstar Foreign Stock category.

   Despite a year-end rally in many world stock markets, the third-quarter decline in all three regions tracked by the EAFE Index left it with a loss for the year. Low levels of growth in many nations, particularly Germany and Japan, contributed to the decline.

   We limited the fund's risk exposure by keeping its holdings roughly in line with the regional and sector segments of the benchmark. The fund's managers sought additional value by selecting companies they believed had superior prospects or whose stocks appeared undervalued.

   Our stock selections in the European region helped the fund's performance. They included holdings in British American Tobacco and other consumer stocks, in Swiss health-care company Centerpulse, and in Dutch company IHC Caland, as well as underweight positions in such firms as Elan in Ireland and Ericsson in Sweden. These more than compensated for several European holdings that did less well, including Dutch retailer Ahold and British music company EMI.

   The fund's return for the year was slightly lower than the benchmark's because of several poorly performing overweight holdings in Japan and Australia. These included Hankyu Department Stores, Nippon Television, Nintendo, and Brambles Industries. These more than offset positive results from holdings that included Japanese appliance firm Rinnai and Australian food producer Goodman Fielder.

INVESTMENT OBJECTIVE

The TIAA-CREF International Equity Fund seeks favorable long-term returns, mainly through capital appreciation.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                                        Morningstar
                 Lipper       Morgan                      Foreign
              International   Stanley   International      Stock
               Fund Index   EAFE Index   Equity Fund     category
              -------------  ---------  -------------  ------------
Aug 31, 97        10000        10000        10000         10000
Sep 30, 97        10642        10560        10570         10607
Oct 31, 97         9834         9748         9759          9836
Nov 30, 97         9752         9649         9682          9736
Dec 31, 97         9828         9733         9770          9795
Jan 31, 98        10066        10178        10186         10033
Feb 28, 98        10705        10831        10767         10712
Mar 31, 98        11286        11165        11194         11286
Apr 30, 98        11460        11253        11292         11464
May 31, 98        11483        11198        11303         11509
Jun 30, 98        11383        11284        11391         11402
Jul 31, 98        11557        11397        11479         11559
Aug 31, 98         9894         9985         9967          9926
Sep 30, 98         9586         9679         9562          9565
Oct 31, 98        10291        10687        10394         10257
Nov 30, 98        10806        11235        11095         10786
Dec 31, 98        11072        11677        11652         11122
Jan 31, 99        11140        11643        11973         11231
Feb 28, 99        10853        11365        11741         10968
Mar 31, 99        11215        11840        12017         11350
Apr 30, 99        11737        12319        12349         11912
May 31, 99        11301        11685        11741         11456
Jun 30, 99        11837        12140        12305         12099
7/31/99           12100        12501        12990         12436
8/31/99           12196        12547        13056         12569
9/30/99           12235        12673        13289         12640
10/31/99          12662        13148        13863         13119
11/30/99          13590        13605        15610         14239
12/31/99          15260        14826        18158         15987
1/31/2000         14368        13884        17548         15249
2/29/2000         15316        14258        20394         16427
3/31/2000         15356        14810        19039         16419
4/30/2000         14382        14031        17244         15298
5/31/2000         13987        13688        16261         14769
6/30/2000         14634        14224        17029         15454
7/31/2000         14160        13627        16239         14924
8/31/2000         14399        13746        16622         15228
9/30/2000         13560        13076        15561         14368
10/31/2000        13099        12767        15030         13775
11/30/2000        12546        12289        13969         13076
12/31/2000        13014        12725        14528         13519
1/31/2001         13091        12730        14365         13605
2/28/2001         12172        11778        13176         12562
3/31/2001         11316        10978        12298         11564
4/30/2001         12004        11732        13095         12327
5/31/2001         11714        11298        12636         12016
6/30/2001         11383        10833        12068         11586
7/31/2001         11088        10569        11771         11230
8/31/2001         10865        10324        11460         10912
9/30/2001          9680         9321        10298          9707
10/31/2001         9943         9584        10663         10003
11/30/2001        10314         9885        10933         10415
12/31/2001        10497         9952        10999         10555
1/31/2002         10073         9431        10399         10131
2/28/2002         10214         9497        10481         10166
3/31/2002         10754        10010        11108         10704
4/30/2002         10830        10071        11135         10749
5/31/2002         10985        10233        11285         10867
6/30/2002         10551         9826        10876         10428
7/31/2002          9498         8856         9772          9417
8/31/2002          9506         8836         9690          9372
9/30/2002          8482         7887         8681          8386
10/31/2002         8922         8310         9145          8748
11/30/2002         9344         8687         9554          9122
12/31/2002         9045         8396         9269          8830


TEN LARGEST HOLDINGS AS OF 12/31/2002

                                             PERCENT OF
   COMPANY                   COUNTRY         NET ASSETS   MARKET VALUE
   ------------------------  --------------- ----------   ------------
   BP plc                    United Kingdom     2.25      $4,933,436
   Vodafone Group plc        United Kingdom     2.15       4,704,785
   Royal Dutch Petroleum Co  Netherlands        1.91       4,185,117
   Royal Bank of
    Scotland Group plc       United Kingdom     1.90       4,160,531
   GlaxoSmithKline plc       United Kingdom     1.62       3,546,388
   UBS AG. (Regd)            Switzerland        1.57       3,444,565
   HSBC Holdings plc         United Kingdom     1.56       3,414,214
   Roche Holding AG.         Switzerland        1.52       3,322,183
   Total Fina Elf S.A.       France             1.52       3,315,503
   Unilever NV (Cert)        Netherlands        1.41       3,089,631


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                        AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                        RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)
                                     ------------------------------  -------------------------------    2002
                                                          SINCE                            SINCE       ACTUAL    NET ASSETS
                                     1 YEAR   5 YEARS  INCEPTION(2)   1 YEAR   5 YEARS  INCEPTION(2)  EXPENSES  (IN MILLIONS)
                                     ------   -------  ------------  -------   -------  ------------  --------  -------------
INTERNATIONAL EQUITY FUND            -15.73%   -1.05%    -1.41%      -15.73%   -5.13%     -7.31%      0.49%(3)     $218.79
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley EAFE Index(4)         -15.64    -2.85     -3.17       -15.64    -13.46     -15.77         --           --
Morningstar Foreign Stock category   -16.34    -2.08     -2.63       -16.34     -9.98     -10.15         --           --
Lipper International Fund Index      -13.83    -1.64     -1.86       -13.83     -7.94      -9.53         --           --
-----------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/ charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the International Equity Fund was 9/2/1997.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.

(4) From May 31, 2001 through May 31, 2002, MSCI published two official versions of this index, a OstandardO and a Oprovisional,O in order to provide a transition to a new way of calculating the index. The fund adopted the OprovisionalO version on July 1, 2001, and the returns shown above include OprovisionalO data from July 1, 2001 through May 31, 2002. As of June 1, 2002, the index was once again available in only one version.


4   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

Growth Equity Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o The fund uses TIAA-CREF's Dual Investment Management Strategy(R), which combines active and quantitative management techniques. Active managers select stocks they believe offer superior returns and avoid or underweight stocks they feel are less attractive. Quantitative managers use financial models to build an overall portfolio that reflects the risk and investment characteristics of the fund's benchmark, and may also use proprietary valuation and trading techniques to try to outperform the indices.

o May invest up to 40% of the portfolio in foreign securities, which are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2002

The Growth Equity Fund posted a -30.12% return for the year, compared with -28.04% for the Russell 3000 Growth Index, its benchmark for the first three quarters of the year, and -27.88% for the Russell 1000 Growth Index, the fund's benchmark for the last quarter. The average similar fund returned -24.20% and -27.72%, respectively, as measured by the Lipper Growth Fund Index and the Morningstar Large Growth category.

   It was a difficult year for growth stocks in general, with returns for the Russell Growth indexes substantially below that of the broad-based Russell 3000 Index, which lost 21.54% during the year. Growth stocks were hurt because of their large component of technology companies, which suffered from the excess capacity plaguing that whole sector.

   We controlled the fund's risk exposure by keeping most sector weights roughly in line with the benchmark's. However, we had an overweight position in certain heath-care stocks, because we believed those stocks to be less sensitive to an economic slowdown. Our holdings in Tenet Healthcare (which did well early in the year), Anthem, and Pharmacia were among those that helped our performance relative to the benchmark. Performance was also enhanced by holdings in Avon and the energy firm Apache and by underweight positions in AT&T Wireless Services, Electronic Data Systems, and Bristol-Myers Squibb. Unfortunately, these positive results were more than offset by several other holdings, including Tyco International, Sprint PCS Group and Microsoft. Underweight holdings in some well-performing stocks within the index, including Merck, Coca-Cola, and Philip Morris, also detracted from performance.

   On October 1, 2002, we changed the fund's benchmark to the Russell 1000 Growth Index. The two Russell indexes have an overlap of about 93%, ensuring continuity in the fund's operation.

INVESTMENT OBJECTIVE

The TIAA-CREF Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                                     Morningstar
                 Lipper                    Growth       Large
                 Growth    Russell 3000    Equity       Growth    Russell 1000
               Fund Index  Growth Index      Fund      category   Growth Index
               ----------  ------------    ------    -----------  ------------
Sep 2, 97         10000        10000        10000       10000        10000
Sep 30, 97        10572        10523        10535       10563        10492
Oct 31, 97        10231        10109        10189       10162        10104
Nov 30, 97        10466        10469        10640       10319        10533
Dec 31, 97        10643        10575        10819       10405        10651
Jan 31, 98        10714        10847        11097       10532        10970
Feb 28, 98        11469        11676        11899       11365        11795
Mar 31, 98        11960        12144        12434       11889        12265
Apr 30, 98        12088        12303        12658       12075        12435
May 31, 98        11791        11904        12327       11727        12082
Jun 30, 98        12300        12578        13064       12397        12822
Jul 31, 98        12170        12409        12883       12247        12737
Aug 31, 98        10215        10465        10638       10235        10826
Sep 30, 98        10897        11288        11461       10974        11657
Oct 31, 98        11651        12170        12402       11659        12594
Nov 30, 98        12345        13097        13300       12486        13552
Dec 31, 98        13377        14279        14711       13812        14774
Jan 31, 99        13948        15102        15606       14680        15642
Feb 28, 99        13473        14362        14905       14041        14927
Mar 31, 99        14057        15101        15520       14883        15713
Apr 30, 99        14415        15211        15649       15034        15733
May 31, 99        14133        14780        15390       14620        15250
Jun 30, 99        14969        15795        16522       15637        16318
7/31/99           14599        15294        15951       15236        15800
8/31/99           14434        15484        16102       15247        16058
9/30/99           14193        15201        15929       15128        15720
10/31/99          15067        16296        16673       16166        16908
11/30/99          15705        17231        17643       17181        17820
12/31/99          17118        19108        19566       19375        19673
1/31/2000         16500        18264        18712       18661        18751
2/29/2000         17475        19405        20090       20312        19667
3/31/2000         18365        20502        21490       21121        21075
4/30/2000         17447        19448        20556       19771        20072
5/31/2000         16677        18419        19384       18575        19061
6/30/2000         17599        19880        20932       20031        20506
7/31/2000         17209        18990        19987       19606        19651
8/31/2000         18494        20728        21990       21385        21431
9/30/2000         17364        18830        19828       20078        19403
10/31/2000        16876        17894        18917       19013        18485
11/30/2000        15072        15216        16049       16449        15760
12/31/2000        15255        14825        15596       16544        15262
1/31/2001         15653        15861        16589       16964        16316
2/28/2001         13837        13205        13633       14518        13546
3/31/2001         12748        11785        12057       13072        12072
4/30/2001         13944        13272        13633       14436        13599
5/31/2001         13928        13114        13463       14299        13399
6/30/2001         13639        12861        13148       13938        13088
7/31/2001         13262        12486        12736       13409        12761
8/31/2001         12338        11480        11609       12341        11718
9/30/2001         11010        10287        10373       11020        10548
10/31/2001        11416        10855        10930       11514        11101
11/30/2001        12389        11889        12033       12577        12168
12/31/2001        12511        11915        12005       12659        12145
1/31/2002         12202        11690        11762       12386        11930
2/28/2002         11717        11187        11164       11808        11435
3/31/2002         12243        11612        11591       12318        11831
4/30/2002         11599        10713        10616       11548        10865
5/31/2002         11449        10426        10336       11281        10602
6/30/2002         10524         9468         9263       10352         9621
7/31/2002          9755         8883         8691        9556         9092
8/31/2002          9834         8907         8727        9556         9120
9/30/2002          8882         8001         7813        8750         8174
10/31/2002         9601         8714         8532        9389         8923
11/30/2002        10141         9211         9019        9817         9408
12/31/2002         9484         8575         8390        9150         8758


TEN LARGEST HOLDINGS AS OF 12/31/2002

                                    PERCENT OF
   COMPANY                          NET ASSETS     MARKET VALUE
   ----------------------------    -----------     ------------
   Microsoft Corp                       5.73       $24,154,757
   General Electric Co                  4.68        19,742,396
   Pfizer, Inc                          4.47        18,873,337
   Johnson & Johnson                    3.83        16,163,863
   Intel Corp                           3.08        12,983,091
   Cisco Systems, Inc                   2.73        11,532,061
   Fannie Mae                           2.61        11,032,273
   PepsiCo, Inc                         2.54        10,704,923
   Amgen, Inc                           2.44        10,299,997
   Int'l Business Machines Corp         2.42        10,197,373


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                        AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                        RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)
                                     ------------------------------  -------------------------------    2002
                                                          SINCE                            SINCE       ACTUAL    NET ASSETS
                                     1 YEAR   5 YEARS  INCEPTION(2)   1 YEAR   5 YEARS  INCEPTION(2)  EXPENSES  (IN MILLIONS)
                                     ------   -------  ------------  -------   -------  ------------  --------  -------------
GROWTH EQUITY FUND                   -30.12%   -4.96%    -3.23%      -30.12%   -22.45%    -16.10%     0.45%(3)     $421.91
-----------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index(4)      -27.88    -3.84     -2.45       -27.88    -17.77     -12.42        --            --
Russell 3000(R) Growth Index(4)      -28.04    -4.11     -2.84       -28.04    -18.92     -14.26        --            --
Morningstar Large Growth category    -27.72    -2.72     -2.41       -27.72    -12.88      -8.09        --            --
Lipper Growth Fund Index             -24.20    -2.28     -0.99       -24.20    -10.89      -5.17        --            --
-----------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Growth Equity Fund may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth Equity Fund was 9/2/1997.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.

(4) Russell 1000(R) and Russell 3000(R) are trademarks and service marks of the Frank Russell Company.

                                  2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   5

Growth & Income Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o The fund uses TIAA-CREF's Dual Investment Management Strategy(R), which combines active and quantitative management techniques. Active managers select stocks they believe offer superior returns and avoid or underweight stocks they feel are less attractive. Quantitative managers use financial models to build an overall portfolio that reflects the risk and investment characteristics of the fund's benchmark, and may also use proprietary valuation and trading techniques to try to outperform the indices.

o May invest up to 20% of the portfolio in foreign securities, which are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2002

The Growth & Income Fund posted a return of -23.86% for the year, compared with -22.10% for its benchmark, the S&P 500 Index, and -17.89% and -22.02%, respectively, for the average similar fund as measured by the Lipper Growth & Income Fund Index and the Morningstar Large Blend category.

   With the U.S. business recovery faltering, the stocks tracked by the S&P 500 Index dropped steeply during much of the year. A year-end rally failed to erase earlier losses. All ten sectors of the index registered declines during 2002; they ranged from 6.31% for consumer staples to 37.57% for information technology. Heavy losses were also sustained by the telecommunications sector, down 35.89%, and utilities, which lost 32.99%.

   We used a defensive strategy during the year, increasing our holdings in companies that combined strong business fundamentals, sound management, and attractive share prices. We limited our exposure in stocks that appeared to be more speculative. This strategy worked well during the third quarter, which saw the year's sharpest declines, but it prevented our fully participating in the rally of the fourth quarter, when beaten-down stocks like Lucent and Hewlett-Packard staged unexpectedly strong comebacks.

   The fund's performance, relative to the benchmark, benefited from holdings that spanned many industries, including Nissan Motor, health-care companies Aetna and UnitedHealth Group, energy companies Burlington Resources and Apache, insurer Safeco, and financial services companies Bank of America and U.S. Bancorp.

   These positive results were more than offset by other positions. These included Tyco International, which was dropped from the index during the year. Also detracting from relative performance were holdings in health-care firms, including King Pharmaceuticals and Wyeth, as well as in Sprint PCS Group, Ciena, AT&T Wireless and other technology and telecommunications companies.

INVESTMENT OBJECTIVE

The TIAA-CREF Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

      [Data below is represented by a line chart in the original document.]

                  Lipper
                 Growth &                                Morningstar
                  Income                     Growth &    Large Blend
                Fund Index     S&P 500     Income Fund    category
                ----------     -------     -----------   -----------
Sep 2, 97         10000         10000         10000        10000
Sep 30, 97        10505         10548         10542        10521
Oct 31, 97        10156         10195         10207        10168
Nov 30, 97        10440         10667         10667        10476
Dec 31, 97        10608         10851         10837        10648
Jan 31, 98        10628         10971         10952        10722
Feb 28, 98        11294         11762         11708        11467
Mar 31, 98        11817         12365         12430        11980
Apr 30, 98        11881         12490         12651        12081
May 31, 98        11699         12275         12451        11823
Jun 30, 98        11840         12773         12917        12205
Jul 31, 98        11549         12636         12854        12008
Aug 31, 98         9919         10809         10934        10269
Sep 30, 98        10364         11502         11499        10823
Oct 31, 98        11116         12437         12482        11613
Nov 30, 98        11652         13191         13296        12269
Dec 31, 98        12048         13951         14143        13023
Jan 31, 99        12162         14534         14822        13451
Feb 28, 99        11893         14082         14313        13025
Mar 31, 99        12303         14645         15016        13500
Apr 30, 99        13100         15212         15686        13967
May 31, 99        12911         14853         15271        13677
Jun 30, 99        13445         15677         16248        14415
7/31/99           13059         15188         15769        14022
8/31/99           12771         15113         15471        13861
9/30/99           12370         14698         15100        13550
10/31/99          12899         15628         16029        14316
11/30/99          13012         15946         16466        14687
12/31/99          13478         16885         17602        15672
1/31/2000         12950         16037         16763        15030
2/29/2000         12529         15733         16674        15127
3/31/2000         13706         17273         18337        16323
4/30/2000         13462         16753         17795        15800
5/31/2000         13412         16409         17418        15406
6/30/2000         13361         16814         17881        15873
7/31/2000         13313         16551         17682        15642
8/31/2000         14141         17579         18846        16676
9/30/2000         13753         16651         17775        15879
10/31/2000        13793         16580         17664        15687
11/30/2000        13037         15273         16198        14399
12/31/2000        13530         15348         16312        14614
1/31/2001         13803         15893         16846        15000
2/28/2001         13058         14444         15267        13677
3/31/2001         12467         13529         14214        12773
4/30/2001         13299         14580         15319        13759
5/31/2001         13470         14677         15412        13815
6/30/2001         13142         14320         14986        13455
7/31/2001         13025         14179         14812        13228
8/31/2001         12425         13292         13844        12439
9/30/2001         11426         12218         12778        11394
10/31/2001        11571         12451         13047        11658
11/30/2001        12324         13406         14016        12508
12/31/2001        12525         13524         14135        12638
1/31/2002         12344         13326         13807        12400
2/28/2002         12262         13069         13444        12134
3/31/2002         12741         13561         14004        12599
4/30/2002         12262         12739         13182        11947
5/31/2002         12246         12645         12995        11828
6/30/2002         11446         11744         12013        11062
7/31/2002         10535         10829         11060        10224
8/31/2002         10639         10900         11166        10281
9/30/2002          9563          9715         10026         9303
10/31/2002        10189         10570         10863         9940
11/30/2002        10752         11191         11465        10411
12/31/2002        10285         10533         10760         9855


TEN LARGEST HOLDINGS AS OF 12/31/2002

                                    PERCENT OF
   COMPANY                          NET ASSETS     MARKET VALUE
   ----------------------------     ----------     ------------
   Microsoft Corp                       4.64       $23,038,089
   Pfizer, Inc                          3.59        17,836,708
   Citigroup, Inc                       3.39        16,865,437
   Johnson & Johnson                    3.21        15,964,975
   ExxonMobil Corp                      3.14        15,603,570
   Int'l Business Machines Corp         2.84        14,128,715
   Bank of America Corp                 2.54        12,603,715
   Verizon Communications, Inc          2.53        12,588,350
   General Electric Co                  2.53        12,573,244
   Cisco Systems, Inc                   2.42        12,010,198


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                        AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                        RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)
                                     ------------------------------  -------------------------------    2002
                                                          SINCE                            SINCE       ACTUAL    NET ASSETS
                                     1 YEAR   5 YEARS  INCEPTION(2)   1 YEAR   5 YEARS  INCEPTION(2)  EXPENSES  (IN MILLIONS)
                                     ------   -------  ------------  -------   -------  ------------  --------  -------------
GROWTH & INCOME FUND                 -23.86%   -0.14%     1.38%      -23.86%   -0.71%     7.60%       0.43%(3)     $496.84
-----------------------------------------------------------------------------------------------------------------------------
S&P 500<168>Index                    -22.10    -0.59      0.98       -22.10    -2.91      5.35          --            --
Morningstar Large Blend category     -22.02    -1.46     -0.63       -22.02    -7.09      0.00          --            --
Lipper Growth & Income Fund Index    -17.89    -0.62      0.53       -17.89    -3.05      2.85          --            --
-----------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Growth & Income Fund may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth & Income Fund was 9/2/1997.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.



6   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

Equity Index Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o   Benchmarked to the Russell 3000 Index.

o May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE IN 2002

The Equity Index Fund posted a return of -21.52% for the year, compared with -21.54% for its benchmark, the Russell 3000 Index.

   Although equity investors had looked towards 2002 with optimism, the Russell 3000 Index, which reflects about 98% of the U.S. equity market, suffered losses during the year that were greater than those of 2000 and 2001 combined. Nearly two-thirds of all stocks in the Russell 3000 finished in negative territory, and almost a fifth of them declined more than 50%. In general, growth stocks were harder hit than value stocks, as evidenced by the 28.04% decline in the Russell 3000 Growth Index versus the 15.18% drop in the Russell 3000 Value Index.

   Several factors contributed to last year's lackluster performance, but the main problems were a less-than-robust economic recovery and falling corporate earnings. With profits low, business spending plans were scaled back and unemployment rose. Other factors also contributed to the market's decline: higher energy prices, which eroded consumer purchasing power; corporate governance and accounting scandals; and the threat of war with Iraq.

   In November, the Federal Reserve's surprise half-point cut in short-term interest rates, together with the promise of an economic stimulus package from Washington, encouraged stock investors and sent the Russell 3000 up 8.02% during the fourth quarter. The gains, however, were not nearly enough to erase the year's losses.

   Index portfolios, which seek to match the risk/return profile of the market, generally perform accordingly, with differences due to slight deviations between a fund's holdings and those of its benchmark, the size of a fund's cash holdings, or both. In addition, indexes, by definition, do not charge annual expenses.


INVESTMENT OBJECTIVE

The TIAA-CREF Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                                 Equity
                                Russell 3000(R)  Index
                                    Index         Fund
                                ---------------  ------
               Apr 3, 2000          10000        10000
               Apr 30, 2000          9648         9655
               May 31, 2000          9377         9396
               Jun 30, 2000          9654         9674
               7/31/2000             9484         9511
               8/31/2000            10187        10221
               9/30/2000             9726         9751
               10/31/2000            9587         9616
               11/30/2000            8703         8734
               12/31/2000            8850         8873
               1/31/2001             9153         9173
               2/28/2001             8316         8342
               3/31/2001             7774         7792
               4/30/2001             8398         8420
               5/31/2001             8465         8477
               6/30/2001             8309         8323
               7/31/2001             8172         8188
               8/31/2001             7690         7705
               9/30/2001             7011         7029
               10/31/2001            7174         7193
               11/30/2001            7727         7734
               12/31/2001            7836         7842
               1/31/2002             7737         7745
               2/28/2002             7579         7589
               3/31/2002             7912         7911
               4/30/2002             7496         7501
               5/31/2002             7410         7414
               6/30/2002             6876         6878
               7/31/2002             6330         6342
               8/31/2002             6359         6371
               9/30/2002             5691         5709
               10/31/2002            6144         6157
               11/30/2002            6516         6527
               12/31/2002            6148         6155


TEN LARGEST HOLDINGS AS OF 12/31/2002

                                    PERCENT OF
   COMPANY                          NET ASSETS     MARKET VALUE
   ------------------------------   ----------     ------------
   General Electric Co                  2.63        $3,685,280
   ExxonMobil Corp                      2.58         3,608,708
   Microsoft Corp                       2.52         3,527,801
   Pfizer, Inc                          2.08         2,907,941
   Citigroup, Inc                       2.00         2,795,632
   TIAA-CREF Institutional Equity
     Index Fund                         1.85         2,592,117
   Johnson & Johnson                    1.76         2,464,966
   Wal-Mart Stores, Inc                 1.50         2,096,973
   American Int'l Group, Inc            1.45         2,022,897
   Int'l Business Machines Corp         1.44         2,020,890


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                                RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)
                                -----------------------    ------------------------     2002
                                              SINCE                       SINCE        ACTUAL     NET ASSETS
                                1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES   (IN MILLIONS)
                                ------     ------------    -------     ------------   --------   -------------
EQUITY INDEX FUND               -21.52%      -16.16%       -21.52%       -38.45%      0.26%(3)     $139.87
--------------------------------------------------------------------------------------------------------------
Russell 3000(R) Index(4)        -21.54       -16.22        -21.54        -38.52          --            --
--------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Equity Index Fund may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Equity Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Equity Index Fund was 4/3/2000.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.

(4) Russell 3000 is a trademark and a service mark of the Frank Russell Company.


                                  2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   7

Social Choice Equity Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Effective July 1, 2002, the fund invests primarily in stocks from the Russell 3000 that pass two kinds of social screens:

    First, the fund excludes certain companies based on revenues derived from involvement with alcohol, tobacco, gambling, weapons production, or nuclear power.

    The remaining companies are then evaluated and selected based on additional criteria, such as respect for the environment and for human rights, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.

o The new screens combine exclusionary screens with a more qualitative process for evaluating companies with respect to social criteria.

PERFORMANCE IN 2002

The Social Choice Equity Fund posted a return of -20.71% for 2002, compared with -22.10% for the S&P 500, its benchmark for the first half of the year, and -21.54% for the Russell 3000 Index, its benchmark for the second half. The average similar fund returned -17.89% and -22.02%, respectively, as measured by the Lipper Growth & Income Fund Index and the Morningstar Large Blend category. The benchmark, Lipper, and Morningstar do not screen investments for social criteria.

   Prior to July 1, 2002, the fund's screens excluded companies that: 1) failed to adhere to sound environmental practices; 2) operated in Northern Ireland without complying with certain acts and principles; 3) had significant involvement in weapons manufacturing; 4) had significant involvement in gambling operations; 5) produced and marketed alcohol or tobacco; or 6) produced nuclear energy. On July 1, we began using a new set of social screens, as described in the portfolio profile above.

   During 2002, the fund's social screens boosted performance relative to the benchmark's by preventing ownership of a number of companies that underperformed the broader markets. These included Tyco International, General Electric, El Paso Corporation, Wyeth, and Duke Energy. However, the screens also detracted from the fund's performance by preventing ownership of several well-performing stocks, including ExxonMobil, Royal Dutch Petroleum, Pharmacia, Anheuser-Busch, and Lockheed Martin.


INVESTMENT OBJECTIVE

The TIAA-CREF Social Choice Equity Fund seeks a favorable long-term rate of return that tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

      [Data below is represented by a line chart in the original document.]

                   Lipper                    Social
                  Growth &                   Choice    Morningstar
                    Fund       S&P 500       Equity    Large Blend  Russell 3000
                   Index        Index         Fund      category       Index
                  --------     -------       ------    -----------  ------------
Apr 3, 2000        10000        10000        10000       10000        10000
Apr 30, 2000        9822         9699         9719        9679         9648
May 31, 2000        9786         9500         9578        9438         9377
Jun 30, 2000        9748         9734         9831        9724         9654
7/31/2000           9713         9582         9719        9582         9484
8/31/2000          10318        10177        10244       10216        10187
9/30/2000          10035         9640         9709        9728         9726
10/31/2000         10064         9599         9644        9610         9587
11/30/2000          9512         8842         8921        8821         8703
12/31/2000          9872         8886         9060        8953         8850
1/31/2001          10071         9201         9353        9189         9153
2/28/2001           9528         8362         8463        8379         8316
3/31/2001           9096         7832         7952        7825         7774
4/30/2001           9704         8441         8482        8429         8398
5/31/2001           9828         8498         8520        8463         8465
6/30/2001           9589         8291         8283        8243         8309
7/31/2001           9504         8209         8255        8104         8172
8/31/2001           9066         7695         7763        7620         7690
9/30/2001           8337         7074         7176        6980         7011
10/31/2001          8443         7209         7337        7142         7174
11/30/2001          8992         7762         7848        7663         7727
12/31/2001          9139         7830         7905        7742         7836
1/31/2002           9006         7715         7809        7597         7737
2/28/2002           8947         7567         7657        7433         7579
3/31/2002           9297         7851         7962        7718         7912
4/30/2002           8947         7375         7552        7319         7496
5/31/2002           8935         7321         7494        7246         7410
6/30/2002           8351         6799         6922        6777         6876
7/31/2002           7686         6269         6377        6264         6330
8/31/2002           7762         6310         6416        6298         6359
9/30/2002           6977         5624         5786        5699         5691
10/31/2002          7434         6119         6263        6089         6144
11/30/2002          7845         6479         6626        6378         6516
12/31/2002          7504         6098         6268        6037         6148


TEN LARGEST HOLDINGS AS OF 12/31/2002

                                   PERCENT OF
   COMPANY                          NET ASSETS    MARKET VALUE
   ----------------------------    -----------    ------------
   Microsoft Corp                       2.91        $1,973,441
   Johnson & Johnson                    2.73         1,847,463
   Merck & Co, Inc                      2.36         1,600,138
   American Int'l Group, Inc            2.15         1,459,151
   Procter & Gamble Co                  1.98         1,339,375
   Bank of America Corp                 1.88         1,271,809
   Int'l Business Machines Corp         1.81         1,226,128
   Coca-Cola Co                         1.60         1,084,063
   Wells Fargo & Co                     1.49         1,010,002
   Verizon Communications, Inc          1.45           983,320


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                    AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                                    RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)
                                    -----------------------    ------------------------     2002
                                                  SINCE                       SINCE        ACTUAL     NET ASSETS
                                    1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES   (IN MILLIONS)
                                    ------     ------------    -------     ------------   --------   -------------
SOCIAL CHOICE EQUITY FUND           -20.71%      -15.60%       -20.71%       -37.32%      0.27%(3)      $67.73
------------------------------------------------------------------------------------------------------------------
S&P 500<168>Index                   -22.10       -16.47        -22.10        -39.02         --             --
Russell 3000(R) Index(4)            -21.54       -16.22        -21.54        -38.52         --             --
Morningstar Large Blend category    -22.02       -15.25        -22.02        -34.31         --             --
Lipper Growth & Income Fund Index   -17.89        -9.91        -17.89        -24.95         --             --
------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Social Choice Equity Fund was 4/3/2000.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.

(4) Russell 3000 is a trademark and a service mark of the Frank Russell Company.



8   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

Managed Allocation Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Allocation mixture of 60% equities and 40% fixed income may shift up or down by up to 15 percentage points, depending on market, economic, and financial conditions.

o   Equity  portion  consists  of a  changing  mixture  of three  equity  funds:
    International Equity, Growth Equity, and Growth & Income.

o Fixed-income portion is invested mostly in shares of the Bond PLUS, Short-Term Bond, and High-Yield Bond Funds, with occasional investments in the Money Market Fund.

PERFORMANCE IN 2002

The Managed Allocation Fund posted a return of -12.09% for the year, versus -8.39% for its benchmark, the Managed Allocation Composite Index, and -10.69% and -9.67%, respectively, for the average similar fund as measured by the Lipper Balanced Fund Index and the Morningstar Domestic Hybrid category.

   The fund's performance differed from that of its benchmark mainly because of individual stock selections by the funds in which it invests. In particular, the fund's returns were adversely affected by its exposure to the Growth Equity and Growth & Income Funds, both of which had significant holdings in the telecommunications as well as the consumer product and services sectors.

   During the year, there were no changes to the fund's 60-40 target allocation ratio of equity to fixed-income investments. However, during the last quarter of 2002, we changed the strategy within the fixed-income segment of the portfolio by reducing the target allocation of the Bond PLUS Fund by 1.5 percentage points and reallocating that amount to the Short-Term Bond Fund.

   As of the end of the year, the fund's target exposures to the funds in which it invests were as follows: International Equity Fund, 8.5%; Growth Equity Fund and Growth & Income Fund, 25.75% each; Bond PLUS Fund, 35.5%; High-Yield Bond Fund, 2.5%; Short-Term Bond Fund, 1.5%; and Money Market Fund, 0.5%.

   The fund's asset allocation at year's end (shown in the pie chart on the right) differed slightly from the current target allocations because of fluctuations in the value of the securities in which the fund's component funds invest.

INVESTMENT OBJECTIVE

The TIAA-CREF Managed Allocation Fund seeks a return that reflects the broad investment performance of the financial markets through capital appreciation and investment income.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

      [Data below is represented by a line chart in the original document.]

                    Lipper         Managed                    Morningstar
                   Balanced      Allocation      Managed       Domestic
                     Fund         Composite     Allocation      Hybrid
                    Index          Index*         Fund         category
                   --------      ----------    -----------    -----------
Sep 2, 97           10000          10000          10000         10000
Sep 30, 97          10399          10388          10375         10374
Oct 31, 97          10210          10235          10178         10203
Nov 30, 97          10398          10537          10396         10334
Dec 31, 97          10562          10689          10539         10452
Jan 31, 98          10637          10159          10728         10512
Feb 28, 98          11059          10586          11139         10905
Mar 31, 98          11398          10900          11499         11197
Apr 30, 98          11477          10986          11637         11267
May 31, 98          11361          10931          11563         11162
Jun 30, 98          11570          11191          11882         11323
Jul 31, 98          11435          11158          11861         11181
Aug 31, 98          10449          10290          10839         10304
Sep 30, 98          10901          10664          11207         10679
Oct 31, 98          11308          11191          11721         11039
Nov 30, 98          11722          11611          12203         11404
Dec 31, 98          12155          12001          12777         11765
Jan 31, 99          12349          12272          13178         11945
Feb 28, 99          12053          11968          12799         11622
Mar 31, 99          12351          12284          13164         11872
Apr 30, 99          12756          12588          13382         12197
May 31, 99          12559          12323          13120         12033
Jun 30, 99          12906          12694          13585         12326
7/31/99             12665          12527          13443         12145
8/31/99             12532          12500          13421         12028
9/30/99             12371          12409          13409         11900
10/31/99            12730          12860          13829         12202
11/30/99            12868          13039          14336         12368
12/31/99            13248          13523          15231         12801
1/31/2000           12916          13076          14827         12488
2/29/2000           12885          13062          15488         12600
3/31/2000           13644          13805          15975         13159
4/30/2000           13394          13503          15512         12935
5/31/2000           13268          13328          15106         12797
6/30/2000           13481          13659          15692         13040
7/31/2000           13444          13537          15454         13000
8/31/2000           14044          14034          16202         13556
9/30/2000           13749          13631          15493         13287
10/31/2000          13736          13601          15264         13226
11/30/2000          13238          13114          14350         12749
12/31/2000          13567          13298          14471         13063
1/31/2001           13855          13612          14898         13311
2/28/2001           13318          12942          13783         12797
3/31/2001           12887          12469          13106         12383
4/30/2001           13429          13016          13811         12865
5/31/2001           13548          13031          13764         12939
6/30/2001           13341          12834          13551         12779
7/31/2001           13332          12851          13503         12769
8/31/2001           12952          12488          13021         12445
9/30/2001           12329          11917          12400         11852
10/31/2001          12534          12166          12752         12098
11/30/2001          13033          12592          13237         12515
12/31/2001          13127          12624          13237         12583
1/31/2002           13012          12497          13061         12486
2/28/2002           12923          12440          12834         12382
3/31/2002           13206          12662          13108         12616
4/30/2002           12889          12401          12678         12389
5/31/2002           12883          12424          12602         12358
6/30/2002           12333          11982          12007         11884
7/31/2002           11700          11450          11548         11391
8/31/2002           11821          11560          11675         11488
9/30/2002           11115          10883          11063         10924
10/31/2002          11579          11393          11590         11270
11/30/2002          12049          12051          11989         11605
12/31/2002          11723          11762          11636         11366


ASSET ALLOCATION AS OF 12/31/2002

      [Data below is represented by a pie chart in the original document.]

                         Bond Plus Fund                36.4%
                         Growth & Income Fund          31.8%
                         Growth Equity Fund            20.0%
                         International Equity Fund      7.2%
                         High-Yield Bond Fund           3.1%
                         Short-Term Bond Fund           1.3%
                         Money Market Fund/Cash         0.2%


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                           AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                           RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)
                                        ------------------------------  -------------------------------    2002
                                                             SINCE                            SINCE       ACTUAL    NET ASSETS
                                        1 YEAR   5 YEARS  INCEPTION(2)   1 YEAR   5 YEARS  INCEPTION(2)  EXPENSES  (IN MILLIONS)
                                        ------   -------  ------------  -------   -------  ------------  --------  -------------
MANAGED ALLOCATION FUND                 -12.09%   2.00%      2.88%      -12.09%   10.42%     16.37%      0.39%(3)     $287.47
--------------------------------------------------------------------------------------------------------------------------------
Managed Allocation Composite Index(4)    -8.39    2.75       3.60        -8.39    14.53      20.79         --            --
Morningstar Domestic Hybrid category     -9.67    1.49       1.99        -9.67     7.68      15.75         --            --
Lipper Balanced Fund Index              -10.69    2.10       3.02       -10.69    10.98      17.20         --            --
--------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Managed Allocation Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Managed Allocation Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Managed Allocation Fund was 9/2/1997.

(3) The Managed Allocation Fund operates at a zero expense ratio because the fund advisor doesn't receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests. With a typical asset mix for the Managed Allocation Fund--25% Growth Equity Fund, 25% Growth & Income Fund, 11%
    International Equity Fund, 37% Bond PLUS Fund, and 2% High-Yield Bond Fund--the expense ratio would be 0.39%.

(4) Composite Index: 48%, S&P 500<168> Index; 40%, Lehman Brothers Aggregate Bond Index; 12%, Morgan Stanley EAFE Index.



                                  2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   9

High-Yield Bond Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o   Invests   primarily  in  lower-rated,   higher-yielding   fixed-income  debt
    securities, such as domestic and foreign corporate bonds, debentures, and notes, as well as convertible securities and preferred stocks.

o Under normal market conditions, the fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment grade (and their unrated equivalents) or other high-yielding securities.

o May invest up to 20% of its assets in other securities, including payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated below B- or B3, and illiquid securities.

PERFORMANCE IN 2002

The High-Yield Bond Fund returned 0.46% for the year, outperforming the -0.78% return of its benchmark, the Merrill Lynch BB/B Cash Pay Index, a composite of the Merrill Lynch BB and B Cash Pay indexes. The fund also did better than the average similar fund, as measured by the Lipper High-Yield Bond Fund Index, which returned -2.41%, and the Morningstar High-Yield Bond category, which returned -1.89%.

   Fears of a weakening economy, corporate malfeasance, and high default rates weighed down the high-yield market for the first nine months of 2002. As of September 30, the benchmark was down 6.36% for the year, after posting a gain of 6.61% in 2001. A strong fourth-quarter rally lifted returns in the high-yield market, and the fund participated in the advance, while adding additional value through strong credit selection. During the last three months of the year, the fund returned 7.28%, outpacing its benchmark by 1.36 percentage points--its strongest quarter on record for both absolute and relative performance.

   The integrated telecommunications and wireless telecommunications sectors were the largest contributors to the fund's strong relative performance during the year. Within these sectors, our underweight positions in WorldCom and Qwest enhanced the fund's performance when both these bonds declined in price early in the year. We later increased our holdings in Qwest, so the fund was able to benefit when the company's bond price rallied in the fourth quarter. Our holding in the wireless company Nextel, which significantly outperformed both its sector and the market, also boosted returns. We maintained an underweight position in the airline sector to avoid risk exposure in that troubled industry, and the fund benefited from that decision.

INVESTMENT OBJECTIVE

The TIAA-CREF High-Yield Bond Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                  Merrill
                    Lipper         Lynch                    Morningstar
                  High-Yield       BB/B                     High-Yield
                  Bond Fund       Cash Pay    High-Yield       Bond
                    Index          Index       Bond Fund     category
                  ----------      --------    ----------    -----------
Apr 3, 2000         10000          10000         10000        10000
Apr 30, 2000         9956          10012         10106         9965
May 31, 2000         9779           9926         10106         9793
Jun 30, 2000         9960          10125         10320         9996
7/31/2000            9978          10193         10440        10019
8/31/2000           10030          10332         10599        10072
9/30/2000            9882          10268         10531         9928
10/31/2000           9544           9989         10373         9600
11/30/2000           9012           9700         10092         9115
12/31/2000           9167           9939         10330         9315
1/31/2001            9775          10518         10918         9919
2/28/2001            9807          10649         11057         9966
3/31/2001            9481          10523         10950         9696
4/30/2001            9357          10436         10911         9589
5/31/2001            9458          10613         11071         9712
6/30/2001            9180          10409         10875         9471
7/31/2001            9234          10561         10991         9541
8/31/2001            9275          10672         11054         9617
9/30/2001            8620          10060         10292         8979
10/31/2001           8817          10352         10500         9196
11/30/2001           9098          10679         10851         9497
12/31/2001           9073          10596         10835         9474
1/31/2002            9095          10656         10972         9511
2/28/2002            8934          10584         10918         9378
3/31/2002            9111          10799         11133         9567
4/30/2002            9206          10943         11277         9678
5/31/2002            9114          10937         11181         9601
6/30/2002            8601          10193         10513         9128
7/31/2002            8319           9782         10067         8820
8/31/2002            8462          10082         10309         8936
9/30/2002            8344           9928         10146         8777
10/31/2002           8292           9861         10135         8744
11/30/2002           8769          10419         10773         9213
12/31/2002           8854          10540         10885         9295


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 12/31/2002

   RATING                                         PERCENT OF PORTFOLIO
   ------------------------                       --------------------
   MONEY MARKET INSTRUMENTS ......................         4.4
   (not rated)
   BONDS
     Baa/BBB .....................................         3.6
     Ba/BB .......................................        40.0
     B/B .........................................        47.3
     Below B/B ...................................         4.2
     Not rated ...................................         0.5


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                       AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                                       RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)
                                       -----------------------    ------------------------     2002
                                                     SINCE                       SINCE        ACTUAL     NET ASSETS
                                       1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES   (IN MILLIONS)
                                       ------     ------------    -------     ------------   --------   -------------
HIGH-YIELD BOND FUND                    0.46%        3.13%          0.46%         8.84%       0.34%(3)      $103.94
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch BB/B Cash Pay Index      -0.78         1.83          -0.78          5.12          --            --
Morningstar High-Yield Bond category   -1.89        -2.26          -1.89         -5.55          --            --
Lipper High-Yield Bond Fund Index      -2.41        -4.33          -2.41        -11.45          --            --
---------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the High-Yield Bond Fund may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the High-Yield Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the High-Yield Bond Fund was 4/3/2000.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.

High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Investing in non-investment grade securities presents special risks including significantly higher interest rate and credit risk.



10   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

Short-Term Bond Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests in a broad range of debt securities constituting the Lehman Brothers U.S. Government/Credit 1-5 Year Index. These are primarily U.S. Treasury and agency securities, and corporate bonds with maturities from one to five years.

o   May  also  invest  in  foreign   corporate  bonds,   debentures  and  notes,
    mortgage-backed securities, asset-backed securities, convertible securities, and preferred stocks.

o Seeks to maintain an average duration close to or equal to that of its benchmark. (Duration measures the number of years until the average dollar, in current value terms, is received from coupon and principal payments.)

PERFORMANCE IN 2002

The Short-Term Bond Fund returned 7.81% for the year, compared with 8.12% for its benchmark, the Lehman Brothers U.S. Government/Credit 1-5 Year Index, and 4.35% and 5.23%, respectively, for the average similar fund as measured by the Lipper Short Investment-Grade Fund Index and the Morningstar Short-Term Bond category.

   In a year when corporate scandals, geopolitical risk, and deflation fears dominated the financial headlines, investors flocked to the relative safety of U.S. Treasuries, in spite of the sharp decline in interest rates. The two-year note closed the year yielding 1.60%, a drop of 1.42 percentage points since January 1, largely due to the Federal Reserve's unexpected .50-percentage-point cut in the federal funds rate in early November.

   Anticipating investor demand for predictable returns, the fund maintained a relatively conservative portfolio favoring U.S. government securities. The fund performed solidly in 2002, especially as compared to similar funds. This strength derived primarily from two factors: First, we maintained a position in U.S. inflation-protected securities ("TIPS"), which performed extremely well this year, mainly as a result of the decline in real interest rates. Second, while many of our competitors maintained a significant overweight in corporate securities, thus depressing their returns, our portfolio remained close to benchmark weightings in corporate bonds, and the broad diversification of our holdings in this sector minimized our exposure to losses.


INVESTMENT OBJECTIVE

The TIAA-CREF Short-Term Bond Fund seeks high current income consistent with preservation of capital.

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                    Lehman
                                   Brothers
                    Lipper Short   U.S. Govt.              Morningstar
                    Investment-     Credit                 Short-Term
                     Grade Fund    1-5 Year    Short-Term     Bond
                      Index         Index       Bond Fund   caterory
                    ------------   ----------  ----------  -----------
     Apr 3, 2000       10000        10000        10000       10000
     Apr 30, 2000      10002        10004        10002       10004
     May 31, 2000      10037        10034        10026       10021
     Jun 30, 2000      10148        10173        10171       10148
     7/31/2000         10211        10245        10249       10208
     8/31/2000         10286        10343        10357       10297
     9/30/2000         10373        10439        10456       10382
     10/31/2000        10404        10484        10503       10413
     11/30/2000        10499        10597        10621       10513
     12/31/2000        10610        10754        10784       10644
     1/31/2001         10761        10917        10947       10794
     2/28/2001         10836        11006        11032       10874
     3/31/2001         10914        11097        11134       10948
     4/30/2001         10941        11110        11147       10961
     5/31/2001         11008        11175        11210       11026
     6/30/2001         11054        11217        11246       11064
     7/31/2001         11190        11399        11425       11219
     8/31/2001         11262        11491        11507       11293
     9/30/2001         11369        11679        11708       11416
     10/31/2001        11456        11822        11855       11531
     11/30/2001        11400        11750        11784       11454
     12/31/2001        11388        11725        11765       11421
     1/31/2002         11421        11767        11801       11463
     2/28/2002         11454        11839        11880       11520
     3/31/2002         11403        11719        11758       11434
     4/30/2002         11494        11884        11881       11551
     5/31/2002         11558        11979        11995       11619
     6/30/2002         11571        12082        12098       11637
     7/31/2002         11606        12227        12245       11706
     8/31/2002         11679        12336        12364       11790
     9/30/2002         11755        12498        12528       11865
     10/31/2002        11762        12495        12491       11870
     11/30/2002        11766        12479        12471       11871
     12/31/2002        11884        12676        12684       12018


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 12/31/2002

    TYPE OF ASSET                                PERCENT OF PORTFOLIO
    ----------------------------------           --------------------
    MONEY MARKET INSTRUMENTS                               12.1
    U.S. TREASURY AND AGENCY SECURITIES                    50.6
    ASSET-BACKED SECURITIES                                 1.6
    MORTGAGE-BACKED SECURITIES                              1.5
    CORPORATE BONDS
     Aaa/AAA                                                2.4
     Aa/AA                                                  9.8
     A/A                                                   13.6
     Baa/BBB                                                8.3
     Not rated                                              0.1


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                                   AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                                                   RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)
                                                   -----------------------    ------------------------     2002
                                                                 SINCE                       SINCE        ACTUAL     NET ASSETS
                                                   1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES   (IN MILLIONS)
                                                   ------     ------------    -------     ------------   --------   -------------
SHORT-TERM BOND FUND                                7.81%        9.02%          7.81%        26.84%      0.30%(3)      $149.00
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Govt./Credit 1-5 Year Index    8.12         9.01           8.12         26.77         --            --
Morningstar Short-Term Bond category                5.23         6.78           5.23         19.90         --            --
Lipper Short Investment-Grade Fund Index            4.35         6.47           4.35         18.83         --            --
---------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Short-Term Bond Fund may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Short-Term Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Short-Term Bond Fund was 4/3/2000.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.



                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   11

Tax-Exempt Bond Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests most of its assets in investment-grade municipal securities that are exempt from regular federal income tax.

o Uses yield spread and credit analysis to identify and invest in undervalued market sectors and individual credit issues that exhibit the potential for superior returns.

o Can invest up to 20% of its assets in tax-exempt private activity bonds and lower-rated, higher-yielding securities.

PERFORMANCE IN 2002

The Tax-Exempt Bond Fund returned 10.70% for the year, versus 10.17% for its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and 7.95% for similar funds as measured by Morningstar's Municipal National Long category.

   During 2002, the municipal bond market benefited from an extraordinary combination of favorable factors. A third consecutive year of losses in the stock market and a slow economic recovery caused many investors to flock to municipal bonds, which emphasize capital preservation and provide predictable cash flows. At the same time, states and municipalities took advantage of the lowest interest rates in 30 years to refinance their debts. In addition, falling tax revenues and rising expenditures to deal with increased unemployment drove many state and local governments to issue large numbers of new bonds. The result was a record $357.1 billion in bonds issued--a substantial advance over the record of $292.2 billion set in 1993. This abundant supply was readily absorbed by the increased demand.

   The municipal bond market posted gains in 9 out of 12 months during 2002. The exceptions were March, when individual investors made withdrawals to pay their taxes, and October and November, when dealers were temporarily overstocked and the year-end rally on Wall Street prompted some investors to return to the stock market. For 2002 as a whole, the fund posted an exceptional year-- its 10.70% return was well ahead of the returns of 2000 and 2001, which were 9.38% and 5.00%, respectively.

   Our strategy for the fund was to maintain substantial holdings of non-call, longer-duration bonds. Bonds of this type often perform very well in a rising market. At the same time, the fund maintained a core holding of defensive bonds, which hold their value in a declining market. As a result of these positions, the fund outperformed its benchmark in all but the three declining months mentioned above and outpaced it for the year.


INVESTMENT OBJECTIVE

The TIAA-CREF Tax-Exempt Bond Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                                               Morningstar
                              Lehman Brothers                     Muni
                              10-Yr Municipal  Tax-Exempt     National Long
                                Bond Index      Bond Fund       category
                              ---------------  ----------     -------------
               Apr 3, 2000         10000          10000          10000
               Apr 30, 2000         9950           9951           9934
               May 31, 2000         9891           9903           9857
               Jun 30, 2000        10160          10125          10097
               7/31/2000           10300          10246          10229
               8/31/2000           10460          10401          10382
               9/30/2000           10412          10375          10323
               10/31/2000          10518          10489          10419
               11/30/2000          10575          10543          10472
               12/31/2000          10824          10775          10724
               1/31/2001           10964          10923          10794
               2/28/2001           10982          10956          10842
               3/31/2001           11076          11052          10931
               4/30/2001           10939          10928          10789
               5/31/2001           11058          11061          10909
               6/30/2001           11124          11133          10998
               7/31/2001           11276          11290          11168
               8/31/2001           11469          11498          11369
               9/30/2001           11453          11476          11276
               10/31/2001          11594          11624          11390
               11/30/2001          11445          11461          11278
               12/31/2001          11324          11314          11157
               1/31/2002           11538          11527          11317
               2/28/2002           11702          11699          11449
               3/31/2002           11462          11445          11243
               4/30/2002           11727          11723          11434
               5/31/2002           11783          11786          11500
               6/30/2002           11929          11948          11612
               7/31/2002           12088          12109          11745
               8/31/2002           12245          12284          11855
               9/30/2002           12538          12580          12082
               10/31/2002          12309          12347          11831
               11/30/2002          12208          12241          11789
               12/31/2002          12476          12524          12044


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 12/31/2002

    RATING                                         PERCENT OF PORTFOLIO
    -------------------------                      --------------------
    MONEY MARKET INSTRUMENTS ......................        2.9
        (not rated)

    LONG-TERM MUNICIPAL BONDS
     Aaa/AAA ......................................       57.5
     Aa/AA ........................................       16.7
     A/A ..........................................        9.1
     Baa/BBB ......................................        5.3
     Not rated ....................................        8.5


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                                   AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                                                   RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)
                                                   -----------------------    ------------------------     2002
                                                                 SINCE                       SINCE        ACTUAL     NET ASSETS
                                                   1 YEAR     INCEPTION(2)     1 YEAR     INCEPTION(2)   EXPENSES   (IN MILLIONS)
                                                   ------     ------------    -------     ------------   --------   -------------

TAX-EXEMPT BOND FUND                               10.70%        8.52%          10.70%       25.24%      0.30%(3)      $146.50
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 10-Year Municipal Bond Index       10.17         8.38           10.17        24.76         --             --
Morningstar Muni National Long category             7.95         6.99            7.95        20.45         --             --
---------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Tax-Exempt Bond Fund may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Tax-Exempt Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Tax-Exempt Bond Fund was 4/3/2000.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.



12   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

Bond PLUS Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

o The fund's portfolio is divided into two segments. The first segment, which makes up at least 75% of the fund, is invested in a broad range of investment-grade debt securities, such as U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities.

o The fund's second segment seeks enhanced returns through investments in illiquid or non-investment-grade securities, which won't be more than 25% of the fund's assets. Currently, this segment is less than 5% of the portfolio.

PERFORMANCE IN 2002

The Bond PLUS Fund returned 10.50% for the year, compared with 10.26% for its benchmark, the Lehman Brothers Aggregate Bond Index, and 8.29% and 7.87%, respectively, for the average similar fund as measured by the Lipper Intermediate Investment-Grade Debt Index and the Morningstar Intermediate-Term Bond category.

   For the third consecutive year, fixed-income returns strongly outperformed equity returns. In 2002, corporate scandals, geopolitical risk, and deflation fears dominated the financial headlines, and investors flocked to the relative safety of U.S. Treasuries in spite of the sharp decline in interest rates. As of December 31, the five-year note yielded 2.73%, a drop of 1.57 percentage points since January 1, largely due to the Federal Reserve's unexpected .50 percentage-point cut in the federal funds rate in early November.

   In this uncertain economic environment, two types of securities performed exceptionally well. Mortgage-backed securities posted strong results in 2002 due to enormous demand from banks and insurance companies seeking liquidity and high credit quality. U.S. inflation-protected securities ("TIPS") also posted another solid year, primarily as a result of the decline in real interest rates.

   The fund continued to provide a safe haven from declining stock prices. We anticipated the "flight to quality," and our strong returns relative to the competition were due in part to our holdings in TIPS, which are not in the fund's benchmark, and to our above-benchmark position in mortgage-backed securities. In addition, while many of our competitors maintained a significant overweight in corporate securities, depressing their returns, our portfolio remained close to the benchmark's weightings in corporate bonds, and the broad diversification of our holdings in this sector minimized our exposure to losses.

   Finally, keeping the duration of the fund's holdings close to that of the benchmark in 2002 helped mitigate the risk of deviating too sharply from the index.

INVESTMENT OBJECTIVE

The TIAA-CREF Bond PLUS Fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                      Lehman
                      Lipper         Brothers                   Morningstar
                   Intermediate     Aggressive                 Intermediate-
                 Investment-Grade      Bond        Bond Plus     Term Bond
                   Debt Index         Index          Fund        category
                 ----------------   ----------     ---------   -------------
     Sep 2, 97         10000         $10000         $10000         10000
     Sep 30, 97        10144          10147          10143         10147
     Oct 31, 97        10266          10295          10286         10266
     Nov 30, 97        10295          10342          10345         10303
     Dec 31, 97        10389          10446          10451         10399
     Jan 31, 98        10527          10580          10591         10530
     Feb 28, 98        10513          10571          10575         10520
     Mar 31, 98        10552          10607          10627         10559
     Apr 30, 98        10601          10662          10687         10605
     May 31, 98        10697          10764          10781         10701
     Jun 30, 98        10782          10855          10883         10782
     Jul 31, 98        10804          10878          10914         10797
     Aug 31, 98        10950          11055          11114         10906
     Sep 30, 98        11195          11314          11369         11146
     Oct 31, 98        11104          11254          11301         11060
     Nov 30, 98        11160          11318          11328         11130
     Dec 31, 98        11208          11352          11385         11178
     Jan 31, 99        11277          11433          11446         11251
     Feb 28, 99        11076          11233          11250         11036
     Mar 31, 99        11164          11294          11324         11118
     Apr 30, 99        11202          11331          11365         11156
     May 31, 99        11088          11231          11250         11035
     Jun 30, 99        11050          11195          11191         10993
     7/31/99           11011          11147          11141         10953
     8/31/99           10999          11142          11139         10930
     9/30/99           11120          11271          11273         11039
     10/31/99          11137          11312          11317         11056
     11/30/99          11150          11312          11315         11069
     12/31/99          11099          11257          11270         11029
     1/31/2000         11059          11220          11223         10986
     2/29/2000         11179          11356          11363         11097
     3/31/2000         11317          11506          11504         11233
     4/30/2000         11247          11473          11491         11160
     5/31/2000         11227          11467          11468         11127
     6/30/2000         11465          11706          11711         11358
     7/31/2000         11562          11812          11811         11449
     8/31/2000         11723          11983          11985         11600
     9/30/2000         11800          12059          12075         11671
     10/31/2000        11841          12139          12140         11701
     11/30/2000        12030          12337          12353         11862
     12/31/2000        12273          12566          12586         12092
     1/31/2001         12489          12771          12775         12301
     2/28/2001         12609          12883          12883         12409
     3/31/2001         12658          12947          12938         12455
     4/30/2001         12589          12894          12907         12393
     5/31/2001         12667          12971          12972         12466
     6/30/2001         12714          13020          13012         12502
     7/31/2001         13023          13311          13306         12778
     8/31/2001         13166          13464          13446         12905
     9/30/2001         13268          13621          13645         12990
     10/31/2001        13539          13906          13913         13232
     11/30/2001        13368          13714          13711         13077
     12/31/2001        13282          13627          13611         12983
     1/31/2002         13378          13737          13711         13055
     2/28/2002         13508          13870          13850         13153
     3/31/2002         13273          13640          13629         12951
     4/30/2002         13512          13904          13849         13160
     5/31/2002         13622          14022          13991         13260
     6/30/2002         13614          14144          14085         13288
     7/31/2002         13668          14318          14290         13365
     8/31/2002         13932          14560          14569         13591
     9/30/2002         14084          14796          14805         13764
     10/31/2002        14031          14728          14723         13692
     11/30/2002        14098          14723          14703         13732
     12/31/2002        14386          15028          15041         14005


RISK CHARACTERISTICS: BOND PLUS VS. BENCHMARK AS OF 12/31/2002

                           AVERAGE MATURITY  OPTION-ADJUSTED DURATION
   MEASURE*                   (IN YEARS)          (IN YEARS)
   ------------------      ----------------  ------------------------
   BOND PLUS                      5.9                3.97
   Lehman Brothers
     Aggregate Bond Index         6.4                3.79


* As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package


HOLDINGS BY MARKET SECTOR

                                  6/30/2002      12/31/2002
                                  ---------      ----------
   Mortgage-backed securities*       42%             36%
   U.S. government securities        28              34
   Corporate bonds                   27              22
   Money market instruments           2               5
   Yankees**                          1               3

 * Includes government-backed, private-label and asset-backed securities ** Foreign government and corporate bonds denominated in U.S. dollars


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                                     AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                                     RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)
                                                  ------------------------------  -------------------------------
                                                                       SINCE                            SINCE
                                                  1 YEAR   5 YEARS  INCEPTION(2)   1 YEAR   5 YEARS  INCEPTION(2)
                                                  ------   -------  ------------  -------   -------  ------------
BOND PLUS FUND                                    10.50%    7.55%      7.94%      10.50%    43.92%     50.40%
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index              10.26     7.55       7.94       10.26     43.87      50.29
Morningstar Intermediate-Term Bond category        7.87     6.20       6.53        7.87     35.09      40.52
Lipper Intermediate Investment-Grade Debt Index    8.29     6.72       7.04        8.29     38.43      43.83
------------------------------------------------------------------------------------------------------------------


   2002
  ACTUAL    NET ASSETS
 EXPENSES  (IN MILLIONS)
 --------  -------------

 0.30%(3)     $370.65
------------------------
   --           --
   --           --
   --           --
------------------------


(1) Because of market volatility, recent performance of the Bond PLUS Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Bond PLUS Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Bond PLUS Fund was 9/2/1997.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.



                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   13

Money Market Fund

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as "first-tier securities" that are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o   Seeks to maintain an average weighted maturity of 90 days or less.

o   Invests in securities or other instruments maturing in 397 days or less.

PERFORMANCE IN 2002

In 2002, the Money Market Fund returned 1.64% for the year, outperforming its benchmark, the iMoneyNet Money Fund Report AveragesTM--All Taxable, which posted a return of 1.28%.

   After 11 rate reductions in 2001, the federal funds rate stood at 1.75% at the start of 2002. Expectations were for short-term rate stability, with the next move likely to be an increase. In fact, rates held steady until the dramatic reduction of the federal funds rate to 1.25% in November.

   During the year, we made four changes to the fund's asset allocation. First, our holdings in commercial paper increased from 69% in the first quarter to 89% in the fourth. Second, holdings in U.S. government securities decreased from 22% in the first quarter to 6% in the fourth. Third, we slightly decreased our holdings in floating rate securities from 5% at the end of the first quarter to 3% in the fourth. Finally, we cut in half our holdings in bank liabilities from 4% at the end of the first quarter to 2% at the end of 2002.

   For 2002, the weighted average maturity for the fund varied from a low of 47 days to a high of 71 days, as compared with a range of 52 to 57 days for the benchmark. Our goal throughout the year was to maintain a weighted average maturity similar to that of the benchmark.


INVESTMENT OBJECTIVE

The TIAA-CREF Money Market Fund seeks high current income consistent with maintaining liquidity and preserving capital.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

      [Data below is represented by a line chart in the original document.]

                                  iMoneyNet Money
                                    Fund Report       Money
                                    Averages(TM)      Market
                                    All Taxable       Fund
                                  ---------------    --------
                    9/2/97            10000           10000
                    9/30/97           10041           10043
                    10/31/97          10084.18        10089
                    11/30/97          10126.53        10131
                    12/31/97          10170.07        10182
                    1/31/98           10213.81        10228
                    2/28/98           10253.64        10271
                    3/31/98           10297.73        10319
                    4/30/98           10339.95        10365
                    5/31/98           10383.38        10409
                    6/30/98           10425.95        10458
                    7/31/98           10470.78        10506
                    8/31/98           10515.81        10554
                    9/30/98           10558.92        10600
                    10/31/98          10601.16        10645
                    11/30/98          10641.44        10691
                    12/31/98          10682.94        10736
                    1/31/99           10723.54        10781
                    2/28/99           10758.93        10820
                    3/31/99           10798.73        10863
                    4/30/99           10837.61        10904
                    5/31/99           10876.62        10948
                    6/30/99           10914.69        10990
                    7/31/99           10956.17        11035
                    8/31/99           10998.9         11081
                    9/30/99           11041.79        11127
                    10/31/99          11085.96        11176
                    11/30/99          11130.3         11225
                    12/31/99          11178.16        11278
                    1/31/2000         11226.23        11332
                    2/29/2000         11272.26        11383
                    3/31/2000         11322.98        11438
                    4/30/2000         11373.94        11493
                    5/31/2000         11428.53        11552
                    6/30/2000         11483.39        11612
                    7/31/2000         11541.95        11675
                    8/31/2000         11600.82        11739
                    9/30/2000         11657.66        11800
                    10/31/2000        11717.12        11865
                    11/30/2000        11774.53        11927
                    12/31/2000        11834.58        11992
                    1/31/2001         11891.39        12054
                    2/28/2001         11938.95        12106
                    3/31/2001         11987.9         12161
                    4/30/2001         12032.26        12209
                    5/31/2001         12073.17        12254
                    6/30/2001         12109.39        12295
                    7/31/2001         12144.5         12334
                    8/31/2001         12177.29        12371
                    9/30/2001         12206.52        12405
                    10/31/2001        12230.93        12436
                    11/30/2001        12250.5         12460
                    12/31/2001        12267.65        12478
                    1/31/2002         12283.6         12498
                    2/28/2002         12297           12515
                    3/31/2002         12311           12533
                    4/30/2002         12325           12552
                    5/31/2002         12338           12571
                    6/30/2002         12352           12588
                    7/31/2002         12366           12605
                    8/31/2002         12379           12622
                    9/30/2002         12392           12639
                    10/31/2002        12404           12655
                    11/30/2002        12415           12670
                    12/31/2002        12425           12686


ASSET ALLOCATION AS OF 12/31/2002

      [Data below is represented by a pie chart in the original document.]

               Commercial Paper                       89%
               U.S. Government Agency Securities       6%
               Floating-Rate Securities                3%
               Bank Liabilities                        2%


PERFORMANCE AT A GLANCE AS OF 12/31/2002

                                       AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                       RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)                       AVERAGE
                                    ------------------------------  -------------------------------    2002       MATURITY
                                                         SINCE                            SINCE       ACTUAL    (DAYS) AS OF
                                    1 YEAR   5 YEARS  INCEPTION(2)   1 YEAR   5 YEARS  INCEPTION(2)  EXPENSES     12/31/02
                                    ------   -------  ------------  -------   -------  ------------  --------   ------------
MONEY MARKET FUND                   1.64%     4.49%      4.56%       1.64%     24.60%     26.85%      0.29%(3)       50
----------------------------------------------------------------------------------------------------------------------------
iMoneyNet Money Fund
Report Averages(a)--All Taxable     1.28      4.10       4.17        1.28      22.17      24.24         --           52
----------------------------------------------------------------------------------------------------------------------------

                      NET ANNUALIZED YIELD
  NET ASSETS     FOR THE 7 DAYS ENDING 12/31/02
(IN MILLIONS)   CURRENT YIELD   EFFECTIVE YIELD
-------------   -------------   ---------------

   $696.45          1.22%           1.23%
-----------------------------------------------

     --             0.88            0.88
-----------------------------------------------


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Money Market Fund's current earnings than does the total return.

(2) Inception date of the Money Market Fund was 9/2/1997.

(3) Effective October 1, 2002, Teachers Advisors, Inc., the fund's investment manager, has agreed to eliminate the waiver of a portion of the investment management fee in effect from the fund's inception and simultaneously reduced fund expenses. Expenses for 2002 are shown above.

The TIAA-CREF Money Market Fund, like the other TIAA-CREF Mutual Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.



14   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

                               Summary by Country
                                                             VALUE          %
-------------------------------------------------------------------------------
DOMESTIC:
United States .......................................... $  1,287,140      0.59%
                                                         ------------    ------
TOTAL DOMESTIC .........................................    1,287,140      0.59%
                                                         ------------    ------
FOREIGN:
Australia .............................................. $ 10,095,146      4.62%
Austria ................................................      132,380      0.06
Belgium ................................................    1,103,652      0.51
Denmark ................................................      738,463      0.34
Finland ................................................    3,539,607      1.62
France .................................................   18,965,728      8.68
Germany ................................................    9,248,795      4.23
Greece .................................................      302,552      0.14
Hong Kong ..............................................    3,328,574      1.52
Ireland ................................................    1,605,353      0.73
Italy ..................................................    4,909,854      2.25
Japan ..................................................   45,977,601     21.04
Korea ..................................................      590,436      0.27
Netherlands ............................................   18,721,457      8.57
New zealand ............................................      416,429      0.19
Norway .................................................      407,000      0.19
Portugal ...............................................      305,744      0.14
Singapore ..............................................    1,532,034      0.70
Spain ..................................................    8,563,423      3.92
Sweden .................................................    3,504,362      1.60
Switzerland ............................................   28,946,581     13.24
United Kingdom .........................................   54,296,515     24.85
                                                         ------------    ------
TOTAL FOREIGN ..........................................  217,231,686     99.41
                                                         ------------    ------
TOTAL PORTFOLIO ........................................ $218,518,826    100.00%
                                                         ============    ======

   SHARES                                                             VALUE
   ------                                                             -----

PREFERRED STOCK--0.20%
 CONSUMER CYCLICAL--0.20%
        504        Hugo Boss AG. ................................. $      5,083
     55,643        News Corp Ltd .................................      299,229
        318        Porsche AG. ...................................      132,149
        979        ProSieben SAT.1 Media AG. .....................        6,462
                                                                   ------------
                   TOTAL CONSUMER CYCICAL                               442,923
                                                                   ------------
 HEALTH CARE--0.00%
        217        Fresenius Medical Care AG. ....................        6,604
                                                                   ------------
                   TOTAL HEALTH CARE                                      6,604
                                                                   ------------
                   TOTAL PREFERRED STOCK
                    (COST $488,003)                                     449,527
                                                                   ------------
COMMON STOCK--99.67%
 AEROSPACE AND DEFENSE--0.15%
     53,848        BAE Systems plc ...............................      107,495
      5,727        European Aeronautic Defense & Space Co ........       59,198
     11,684        Rolls-Royce plc ...............................       20,128
      9,044        Smiths Group plc ..............................      101,264
        721        Thales S.A. ...................................       19,089
        573        Zodiac S.A. ...................................       11,659
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          318,833
                                                                   ------------
 BASIC INDUSTRIES--8.09%
        162        Acciona S.A. ..................................        6,673
        395        Acerinox S.A. .................................       14,504
      1,091        ACS Actividades de Construccion y Servicios S.A.      35,091
      2,923        Aggreko plc ...................................        6,941
      4,299        Akzo Nobel NV .................................      136,379
    110,842        Alumina Ltd ...................................      305,834
        172        Aluminum of Greece S.A.I.C. ...................        3,180
    141,515        Amcor Ltd .....................................      676,546
      3,178        Amec plc ......................................        7,329
     66,035      * Arcelor .......................................      812,163
     27,000        Asahi Kasei Corp ..............................       66,891
      7,345        Barratt Developments plc ......................       46,235
      8,259        BASF AG. ......................................      311,145
     11,452        Bayer AG. .....................................      240,355
      3,111        Berkeley Group plc ............................       29,725
    173,869        BHP Billiton Ltd ..............................      993,748
     67,629        BHP Billiton plc ..............................      361,196
     13,729      * BHP Steel Ltd .................................       24,970
      6,703        BOC Group plc .................................       95,825
        191        Boehler-Uddeholm AG. ..........................        8,845
     14,886        Boral Ltd .....................................       36,463
      3,969        BPB plc .......................................       15,719
        486        Buderus AG. ...................................       11,312
        982        Buhrmann NV ...................................        4,287
     15,906        Carter Holt Harvey Ltd ........................       14,561
      8,000        Cheung Kong Infrastructure Holdings Ltd .......       13,695
      1,078        Ciba Specialty Chemicals AG. (Regd) ...........       75,157
      5,622        Cie De Saint-Gobain ...........................      164,956
        360        Cimpor Cimentos de Portugal S.A. ..............        6,045
      1,135        Clariant AG. (Regd) ...........................       18,141
     37,844      * Corus Group plc ...............................       16,602
      7,982      * CRH plc (Ireland) .............................       98,433
     18,002        CSR Ltd .......................................       64,065
    209,992        Daicel Chemical Industries Ltd ................      592,798
     12,000      * Dainippon Ink & Chemicals, Inc ................       19,213
      2,300        Daito Trust Construction Co Ltd ...............       50,876
      8,000        Daiwa House Industry Co Ltd ...................       45,032
      3,890        Denki Kagaku Kogyo KK .........................        8,490
      3,000        Dowa Mining Co Ltd ............................       12,640
      8,700        Fletcher Building Ltd .........................       15,246
     12,060      * Fletcher Challenge Forests Ltd ................        6,246
      1,252        Fomento de Construcciones Y Contratas S.A. ....       28,116
         33        Forbo Holding AG. (Regd) ......................        9,833
      3,381        Grupo Dragados S.A. ...........................       57,478
     24,427        Grupo Ferrovial S.A. ..........................      619,054
      5,954        Hanson plc ....................................       26,456
        454        Heidelberger Zement AG. (Germany) .............       16,842
      1,527        Hellenic Technodomiki Tev S.A. ................        9,454
        556        Hoganas AB (B Shs) ............................       10,529
        442        Holcim Ltd (Br) ...............................       80,236
         34        Holcim Ltd (Regd) .............................        1,173
        949        Holmen AB (B Shrs) ............................       23,035
      4,683        Iluka Resources Ltd ...........................       12,130
        188        Imerys S.A. ...................................       23,753
     24,500        Imperial Chemical Industries plc ..............       90,718
      3,000      * Ishihara Sangyo Kaisha Ltd ....................        3,084
      1,968        Italcementi S.p.A. ............................       19,826
      3,608        James Hardie Industries NV ....................       13,876
      7,400      * JFE Holdings, Inc .............................       89,858
      3,000        JGC Corp ......................................       16,786
      2,489        Johnson Matthey plc ...........................       32,056
      2,000        JSR Corp ......................................       20,089
    173,000        Kajima Corp ...................................      386,323
      4,468        Kaneka Corp ...................................       23,908
      2,433        Kinden Corp ...................................        8,693
      1,978        Lafarge S.A. (Br) .............................      149,036
      1,453        L'Air Liquide S.A. ............................      191,665
      3,536        Leighton Holdings Ltd .........................       20,250
      1,459        Linde AG. .....................................       53,588
     41,457        Lonza Group AG. (Regd) ........................    2,518,542
     11,000        Matsushita Electric Works Ltd .................       68,037
        143        Mayr-Melnhof Karton AG. .......................       10,580
    263,293        MIM Holdings Ltd ..............................      223,873
     29,263        Mitsubishi Chemical Corp ......................       58,442


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   15

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 BASIC INDUSTRIES--(CONTINUED)
      5,000      * Mitsubishi Gas Chemical Co, Inc. .............. $      6,952
     18,000        Mitsubishi Materials Corp .....................       19,719
      5,000      * Mitsubishi Paper Mills Ltd ....................        6,067
     10,000        Mitsui Chemicals, Inc .........................       44,577
      6,688        Mitsui Mining & Smelting Co Ltd ...............       15,442
      6,000        NatSteel Ltd ..................................        7,126
      3,635        Newcrest Mining Ltd ...........................       14,737
      3,000        Nippon Kayaku Co Ltd ..........................       11,149
      6,000        Nippon Sanso Corp .............................       18,202
      2,000        Nippon Shokubai Co Ltd ........................        8,410
     94,000      * Nippon Steel Corp .............................      110,104
         12        Nippon Unipac Holding .........................       52,077
      3,000        Nishimatsu Construction Co Ltd ................        8,823
      2,000        Nissan Chemical Industries Ltd ................        7,483
        918        Norske Skogindustrier ASA .....................       12,986
      4,490        Novar plc .....................................        7,843
      1,378        Novozymes AIS (B Shs) .........................       28,812
      5,000        Obayashi Corp .................................       11,123
     81,800        OJI Paper Co Ltd ..............................      351,546
      3,000        Okumura Corp ..................................        9,682
     11,599        OneSteel Ltd ..................................       11,757
      6,325        Orica Ltd .....................................       37,397
      2,706        Outokumpu OYJ .................................       23,569
      7,810        PaperlinX Ltd .................................       22,385
        557        Pechiney S.A. (A Shs) .........................       19,546
      8,972        Pilkington plc ................................        8,378
      1,932        Rautaruukki OYJ ...............................        6,974
      6,943        Rexam plc .....................................       47,393
        456      * RHI AG. .......................................        3,517
     19,515        Rio Tinto Ltd .................................      373,073
     16,937        Rio Tinto plc .................................      338,109
      2,155        RMC Group plc .................................       12,732
        546        Sapa AB .......................................       10,026
      8,750        Sekisui Chemical Co Ltd .......................       22,636
     10,635        Sekisui House Ltd .............................       75,279
     12,000        SembCorp Marine Ltd ...........................        6,261
     73,900        Shimizu Corp ..................................      184,952
     35,597        Shin-Etsu Chemical Co Ltd .....................    1,166,869
      9,000      * Showa Denko KK ................................       11,452
      6,862        Skanska AB (B Shs) ............................       40,164
        893        Solvay S.A. ...................................       61,568
      2,456        Sons of Gwalia Ltd ............................        3,583
      1,048        Ssab Svenskt Stal AB (Series A) ...............       12,388
        646        Ssab Svenskt Stal AB (Series B) ...............        7,229
     10,445        Stora Enso Oyj (R Shs) ........................      110,158
      3,000        Sumitomo Bakelite Co Ltd ......................       12,387
     79,564        Sumitomo Chemical Co Ltd ......................      314,448
      2,000        Sumitomo Forestry Co Ltd ......................       10,466
     28,000      * Sumitomo Metal Industries Ltd .................       10,146
      3,964        Sumitomo Metal Mining Co Ltd ..................       16,535
      4,000        Sumitomo Osaka Cement Co Ltd ..................        5,258
      5,941        Svenska Cellulosa AB (B Shs) ..................      200,458
      1,632        Syngenta AG. ..................................       94,540
     15,000      * Taiheiyo Cement Corp ..........................       18,960
      8,000        Taisei Corp ...................................       12,741
      6,771        Taylor Woodrow plc ............................       18,477
      1,498        Technical Olympic S.A. ........................        5,125
      6,594        ThyssenKrupp AG. ..............................       74,318
        424        Titan Cement Co S.A. ..........................       16,267
      3,000        Toda Corp .....................................        5,031
      8,400        Tokyo Ohka Kogyo Co Ltd .......................      113,326
      6,000        Tosoh Corp ....................................       14,460
      3,539        Tostem Inax Holding Corp ......................       53,680
      6,000        Toto Ltd ......................................       22,196
      3,185        Toyo Seikan Kaisha Ltd ........................       37,977
      3,693        Transurban Group ..............................        8,360
      1,555        Trelleborg AB (B Shs) .........................       12,582
     12,714        Ube Industries Ltd ............................       12,749
        355        Umicore .......................................       15,322
      4,321        UPM-Kymmene Oyj ...............................      138,754
        497        Uponor Oyj ....................................       10,160
     22,965        Vinci S.A. ....................................    1,294,142
      2,082        Viohalco S.A. .................................        8,259
        219        Voestalpine AG. ...............................        5,320
        469        Wienerberger AG. ..............................        8,342
      9,055        Wimpey (George) plc ...........................       38,777
     93,394      * WMC Resources Ltd .............................      221,930
    132,355        Wolseley plc ..................................    1,111,203
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                            17,703,822
                                                                   ------------
 CONSUMER CYCLICAL--12.78%
      3,126        Accor S.A. ....................................       94,673
        500        Aderans Co Ltd ................................       11,165
      3,775        Aeon Co Ltd ...................................       89,389
      1,023        Aoyama Trading Co Ltd .........................       14,095
      3,532        Aristocrat Leisure Ltd ........................        9,308
      2,240        Arnoldo Mondadori Editore S.p.A. ..............       13,869
        700        Asatsu-DK, Inc ................................       12,417
        600        Autobacs Seven Co Ltd .........................       12,084
        997      * Autogrill S.p.A. ..............................        7,763
        200        Avex, Inc .....................................        2,422
      8,202        BBA Group plc .................................       24,396
        160        Bekaert S.A. ..................................        7,245
      1,799        Benetton Group S.p.A. .........................       16,047
     10,000        Bridgestone Corp ..............................      123,873
    177,468      * British Sky Broadcasting Group plc ............    1,825,658
      1,391        Bulgari S.p.A. ................................        6,598
      2,102        Canal Plus ....................................        9,882
        400        Capcom Co Ltd .................................        6,023
     19,859        Carlton Communications plc ....................       42,921
      2,000        Casio Computer Co Ltd .........................       11,140
        197      * Club Mediterranee S.A. ........................        4,734
     16,385        Coles Myer Ltd ................................       58,126
     36,026        Compass Group plc .............................      191,394
      2,597      * Continental AG. ...............................       39,926
      1,309        Cycle & Carriage Ltd ..........................        2,566
      3,000      * Daiei, Inc ....................................        3,261
      2,869        Daily Mail & General Trust plc ................       26,858
      2,000        Daimaru, Inc ..................................        5,966
     22,002        DaimlerChrysler AG. (Regd) ....................      673,042
        273        DaimlerChrysler AG. (U.S.) ....................        8,367
     11,033        David Jones Ltd ...............................        6,710
      7,600        Denso Corp ....................................      124,692
         55        D'ieteren S.A. ................................        7,446
     15,470        Dixons Group plc ..............................       36,112
        458        Douglas Holding AG. ...........................        7,690
     19,081        EMI Group plc .................................       42,699
     66,789        Esprit Holdings Ltd ...........................      112,623
        500        FamilyMart ....................................        9,796
      1,000        Fast Retailing Co Ltd .........................       35,224
      2,650        Fiat S.p.A. ...................................       21,552
      1,540        Fisher & Paykel Appliances Holdings Ltd .......        8,096
      1,478        Fisher & Paykel Healthcare Corp ...............        7,306
        296        Folli-Follie S.A ..............................        5,007
     60,368        Fuji Photo Film Co Ltd ........................    1,968,688
          6        Fuji Television Network, Inc ..................       24,168
     24,435        Giordano International Ltd ....................        9,557
     11,647        GKN plc .......................................       37,642
     33,413        Granada plc ...................................       42,899
      1,278        Groupe Bruxelles Lambert S.A. .................       52,318


                       SEE NOTES TO FINANCIAL STATEMENTS

16   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER CYCLICAL--(CONTINUED)
        810        Grupo Prisa, S.A. ............................. $      5,279
      2,501        Gruppo Editoriale L'Espresso S.p.A. ...........        8,162
      5,000        Gunze Ltd .....................................       18,412
      4,000        Guocoland Ltd .................................        1,637
     34,139        GUS plc .......................................      317,121
     84,000        Hankyu Department Stores, Inc .................      405,595
      5,646        Harvey Norman Holdings Ltd ....................        8,361
        473        Hellenic Duty Free Shops S.A. .................        3,008
     15,119        Hennes & Mauritz AB (B Shs) ...................      291,507
     46,705        Hilton Group plc ..............................      125,568
      3,000        Hino Motors Ltd ...............................       10,289
     25,019        Honda Motor Co Ltd ............................      925,536
      6,561        Independent News & Media plc ..................       10,328
      3,800        Independent Newspapers Ltd ....................        6,063
      3,046        Inditex S.A. ..................................       71,953
      4,000        Isetan Co Ltd .................................       27,437
      5,548        Ito-Yokado Co Ltd .............................      163,630
      6,634        John Fairfax Holdings Ltd .....................       12,029
      4,000      * Kanebo Ltd ....................................        3,809
        346        KarstadtQuelle AG. ............................        5,809
      1,332        Kesko Oyj (B Shs) .............................       16,913
      9,532      * Kia Motors Corp ...............................       70,723
    406,017        Kingfisher plc ................................    1,454,363
      1,200        Konami Corp ...................................       27,707
      2,250        Koninklijke Vendex KBB NV .....................       24,449
         24        Kuoni Reisen Holding (Regd) ...................        4,530
      3,000        Kuraray Co Ltd ................................       18,606
      2,492        Lagardere S.C.A. ..............................      101,231
        526        Lambrakis Press S.A. ..........................        1,165
      1,100        Lawson, Inc ...................................       26,510
      6,349        LVMH Moet Hennessy Louis Vuitton S.A. .........      260,843
        740        Man AG. .......................................       10,251
     64,704        Marks & Spencer Group plc .....................      328,129
      2,646        Marui Co Ltd ..................................       25,909
     37,069        Matsushita Electric Industrial Co Ltd .........      365,473
     16,358        Mediaset S.p.A. ...............................      124,626
      2,147        Michelin (C.G.D.E.) (B Shs) ...................       74,036
      5,000        Mitsubishi Rayon Co Ltd .......................       11,418
      4,000        Mitsukoshi Ltd ................................        8,326
      1,077      * Modern Times Group AB (B Shs) .................        8,714
      6,000      * Mycal Corp ....................................           51
      1,200        Namco Ltd .....................................       20,103
     57,879        News Corp Ltd .................................      374,155
      9,242        Next plc ......................................      109,582
      3,000        NGK Insulators Ltd ............................       16,382
        920      * NH Hoteles S.A. ...............................        7,907
      1,760        Nintendo Co Ltd ...............................      163,883
      3,860        Nippon Television Network Corp ................      575,731
     37,312        Nissan Motor Co Ltd ...........................      291,151
      2,000        Nisshinbo Industries, Inc .....................        6,944
      2,000        Onward Kashiyama Co Ltd .......................       15,674
        828        Oriental Land Co Ltd ..........................       50,167
      2,000        Overseas Union Enterprise Ltd .................        6,745
     15,613        P & O Princess Cruises plc ....................      108,333
     18,600        Paris Miki, Inc ...............................      261,908
     11,911        Pearson plc ...................................      110,163
      6,334        Peugeot Citroen S.A. ..........................      258,299
        999        Pinault-Printemps-Redoute S.A. ................       73,489
      2,064        Pioneer Corp ..................................       38,699
      8,992        Pirelli S.p.A. ................................        8,304
        888      * PT Multimedia Servicos de Telecomunicacoes
                     Multimedia SGPS S.A. ........................        9,337
      1,166        Publicis Groupe S.A. ..........................       24,717
         31        PubliGroupe S.A. (Regd) .......................        4,932
     25,450        Publishing & Broadcasting Ltd .................      123,962
     12,275        Puma AG. Rudolf Dassler Sport .................      837,677
      5,061        Rank Group plc ................................       21,714
     65,981        Reed Elsevier NV ..............................      806,652
     43,681        Reed Elsevier plc .............................      374,113
      7,053        Renault S.A. ..................................      331,436
     14,226        Reuters Group plc .............................       40,652
        920        Saizeriya Co Ltd ..............................       13,629
     18,700        Sankyo Co Ltd (Gunma) .........................      465,648
        900        Sanrio Co Ltd .................................        4,475
     21,230        Sanyo Electric Co Ltd .........................       55,280
        603        Schibsted ASA .................................        6,267
     12,413        SCMP Group Ltd ................................        5,173
     72,308        Seat-Pagine Gialle S.p.A. .....................       49,246
      1,500      * Sega Corp .....................................       14,789
      5,000      * Seiyu Ltd .....................................       14,620
      5,000        Seven-Eleven Japan Co Ltd .....................      152,524
     19,299        Shangri-La Asia Ltd ...........................       12,621
     11,683        Sharp Corp ....................................      110,953
      1,100        Shimachu Co Ltd ...............................       22,247
        259        Shimamura Co Ltd ..............................       16,500
        700        Shimano, Inc ..................................       10,447
     40,090        Signet Group plc ..............................       43,888
      5,000        Singapore Press Holdings Ltd ..................       52,465
     12,705        Six Continents plc ............................      102,678
      4,027        Sky City Entertainment Group Ltd ..............       17,046
        770        Skylark Co Ltd ................................       10,213
      1,308        Societe Television Francaise 1 (T.F.1) ........       34,947
        935        Sodexho Alliance S.A. .........................       21,586
        697        Sol Melia S.A. ................................        2,758
     55,769        Sony Corp .....................................    2,330,953
      9,691        TAB Ltd .......................................       16,535
     67,377        TABCORP Holdings Ltd ..........................      404,061
     88,900        Takashimaya Co Ltd ............................      348,348
     16,000        Teijin Ltd ....................................       38,291
      1,751        Telefonica Publicidad e Informacion S.A. ......        5,568
      1,760      * Telepizza S.A. ................................        1,385
      5,000        Television Broadcasts Ltd .....................       15,772
      1,600        Toho Co Ltd ...................................       15,357
      1,422        Tokyo Broadcasting System, Inc ................       17,878
      1,000        Tokyo Style Co Ltd ............................        8,477
     14,000        Toray Industries, Inc .........................       29,730
      3,000        Toyobo Co Ltd .................................        3,918
        400        Toyoda Gosei Co Ltd ...........................        7,517
     70,023        Toyota Motor Corp .............................    1,882,307
      2,731        TUI AG. .......................................       45,711
      2,726        United Business Media plc .....................       12,727
      2,259        UNY Co Ltd ....................................       22,101
        648        Valeo S.A. ....................................       20,332
        103        Valora Holding AG. ............................       19,740
     96,346        Vivendi Universal S.A. (Spon ADR) .............    1,556,014
      6,017        VNU NV ........................................      156,917
      5,288        Volkswagen AG. ................................      191,448
      4,727        Volvo AB (A Shs) ..............................       77,036
      1,000        Wacoal Corp ...................................        7,710
      2,660        Warehouse Group Ltd ...........................       10,185
      5,585        Whitbread plc .................................       48,643
      4,034        Wolters Kluwer NV .............................       70,272
     32,350        Woolworths Ltd ................................      207,666
        800        World Co Ltd ..................................       15,303
    353,893        WPP Group plc .................................    2,703,378
      2,100        Yamada Denki Co Ltd ...........................       44,329
      1,000        Yamaha Motor Co Ltd ...........................        8,258
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           27,957,617
                                                                   ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   17

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER NON-CYCLICAL--10.77%
        897        Adidas-Salomon AG. ............................ $     76,246
      2,364        AGFA Gevaert NV ...............................       52,717
     50,825        Ajinomoto Co, Inc .............................      530,649
      4,992        Altadis S.A. ..................................      113,887
        175        Ariake Japan Co Ltd ...........................        4,955
      8,715        Asahi Breweries Ltd ...........................       57,136
        241        Bang & Olufsen A/S (B Shs) ....................        4,869
        243        Beiersdorf AG. ................................       27,030
     13,758        Boots Co plc ..................................      129,793
    122,403        British American Tobacco plc ..................    1,222,735
     40,893        BRL Hardy Ltd .................................      162,343
      4,043        Bunzl plc .....................................       24,734
     35,596        Cadbury Schweppes plc .........................      221,774
        371        Carlsberg A/S (A Shs) .........................       15,200
      8,127        Carrefour S.A. ................................      361,863
        458        Casino Guichard-Perrachon S.A. ................       34,004
        126      * Casino Guichard-Perrachon S.A. A Wts 12/15/03 .           12
        126      * Casino Guichard-Perrachon S.A. B Wts 12/15/05 .          152
      8,217        Coca-Cola Amatil Ltd ..........................       24,387
      1,343        Coca-Cola Hellenic Bottling Co S.A. ...........       18,660
        500        Coca-Cola West Japan Co Ltd ...................        7,479
        162        Colruyt S.A. ..................................        8,925
      9,195        Compagnie Financiere Richemont AG. ............      171,571
      1,306        Danisco A/S ...................................       44,373
        755        Delhaize Group ................................       14,040
    180,177        Diageo plc ....................................    1,957,951
     13,100        Doutor Coffee Co Ltd ..........................      221,884
      4,725        Electrolux AB Series B ........................       74,563
      1,733        Essilor International S.A. ....................       71,380
     29,136        Foster's Group Ltd ............................       73,830
      3,500        Fraser & Neave Ltd ............................       15,739
     26,500        Fuji Oil Co Ltd ...............................      236,707
      4,304        Givaudan S.A. (Regd) ..........................    1,929,905
    257,315        Goodman Fielder Ltd ...........................      257,911
      2,998        Greencore Group plc ...........................        8,023
     13,630        Groupe Danone .................................    1,833,687
      3,422        Heineken NV ...................................      133,587
        717        Henkel KGaA ...................................       45,371
      2,856      * Hite Brewery Co Ltd ...........................      118,232
        693        House Foods Corp ..............................        6,546
      8,636        Imperial Tobacco Group plc ....................      146,678
      2,768        Interbrew S.A. ................................       65,357
        300        ITO EN Ltd ....................................       10,163
         12        Japan Tobacco, Inc ............................       80,290
        862      * Jeronimo Martins SGPS S.A. ....................        6,287
     45,627        Kao Corp ......................................    1,001,587
        600        Katokichi Co, Ltd .............................        9,000
      1,845        Kerry Group plc (Class A) .....................       24,686
      2,000        Kikkoman Corp .................................       13,870
      7,626        Kirin Brewery Co Ltd ..........................       48,518
     13,600        Kose Corp .....................................      433,201
     24,000        Li & Fung Ltd .................................       22,774
     10,466        L'Oreal S.A. ..................................      796,819
      2,073        Luxottica Group S.p.A. ........................       27,345
      3,000        Meiji Dairies Corp ............................        9,455
      5,000        Meiji Seika Kaisha Ltd ........................       14,705
      2,133        Metro AG. .....................................       51,483
     12,201        Nestle S.A. (Regd) ............................    2,585,444
      5,000        Nichirei Corp .................................       14,031
      4,000        Nippon Meat Packers, Inc ......................       39,943
      4,337        Nisshin Seifun Group, Inc .....................       28,872
        800        Nissin Food Products Co Ltd ...................       17,865
      1,500        Numico NV .....................................       18,889
      2,713        Orkla ASA .....................................       46,210
        347        Papastratos Cigarette Co ......................        5,914
     12,849        Parmalat Finanziaria S.p.A. ...................       30,608
      1,130        Pernod-Ricard .................................      109,451
      2,000        QP Corp .......................................       15,842
    121,192        Reckitt Benckiser plc .........................    2,351,038
     22,100        Rinnai Corp ...................................      503,754
      6,964        Royal Ahold NV ................................       88,434
      6,500        SABMiller plc .................................       46,200
     15,913        Safeway plc ...................................       54,631
     24,784        Sainsbury (J) plc .............................      111,221
      3,000        Sapporo Breweries Ltd .........................        4,955
     12,255        Scottish & Newcastle plc ......................       91,448
      2,633        Shiseido Co Ltd ...............................       34,235
      2,265        Singapore Food Industries Ltd .................          914
      2,500        Snow Brand Milk Products Co Ltd ...............        3,623
        601        Societe BIC S.A. ..............................       20,718
     17,177        Sonae SGPS S.A. ...............................        7,210
     11,864        Southcorp Ltd .................................       30,731
      6,723        Swedish Match AB ..............................       52,853
      1,765        Takara Holdings, Inc ..........................        7,689
      6,471        Tate & Lyle plc ...............................       32,816
    108,211        Tesco plc .....................................      337,965
      2,975        The Swatch Group AG. ..........................       50,347
        181        Uni-Charm Corp ................................        7,184
     50,285        Unilever NV (Cert) ............................    3,089,631
     62,090        Unilever plc ..................................      590,755
     15,515        Waterford Wedgwood plc (Units) ................        7,978
        188        Wella AG. .....................................       11,147
      3,000        Yakult Honsha Co Ltd ..........................       34,179
      2,000        Yamazaki Baking Co Ltd ........................       11,208
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       23,573,001
                                                                   ------------
 ENERGY--9.14%
    113,351        BG Group plc ..................................      489,056
    589,158        BP plc ........................................    4,050,030
     21,732        BP plc (Spon ADR) .............................      883,406
     66,811        Centrica plc ..................................      183,926
    238,500        CNOOC Ltd .....................................      310,419
      2,036        Energy Developments Ltd .......................        2,993
     63,958        ENI S.p.A. ....................................    1,016,831
      4,111        Fortum Oyj ....................................       26,963
      3,582        Gas Natural SDG S.A. ..........................       67,924
      1,314        Hellenic Petroleum S.A. .......................        7,639
    231,874        Hong Kong & China Gas Ltd .....................      300,309
     37,715        IHC Caland NV .................................    1,990,804
      1,839        Italgas S.p.A. ................................       25,011
      4,000        Nippon Mining Holdings, Inc ...................        5,359
     27,000        Nippon Oil Corp ...............................      122,407
      2,532        Norsk Hydro ASA ...............................      113,483
        261        OMV AG. .......................................       25,631
    168,538        Origin Energy Ltd .............................      352,093
     31,000        Osaka Gas Co Ltd ..............................       76,540
     12,913        Repsol YPF S.A. ...............................      170,741
     95,068        Royal Dutch Petroleum Co ......................    4,185,117
     11,808        Santos Ltd ....................................       40,027
    290,558        Shell Transport & Trading Co plc ..............    1,913,175
      2,000        Showa Shell Sekiyu KK .........................       13,887
        841        Smedvig a/s (A Shs) ...........................        4,006
        606        Smedvig a/s (B Shs) ...........................        2,458
     18,011        Snam Rete Gas S.p.A. ..........................       61,427
      6,116        Statoil ASA ...................................       51,645
        159        Technip-Coflexip S.A. .........................       11,379
      1,000        Teikoku Oil Co Ltd ............................        3,994
     30,000        Tokyo Gas Co Ltd ..............................       94,042
      3,000        TonenGeneral Sekiyu KK ........................       19,719
     23,214        Total Fina Elf S.A. ...........................    3,315,503


                        SEE NOTES TO FINANCIAL STATEMENTS

18   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 ENERGY--(CONTINUED)
        900      * Total Fina Elf S.A. (Strip Vvpr) .............. $          9
      6,871        Woodside Petroleum Ltd ........................       47,899
                                                                   ------------
                   TOTAL ENERGY                                      19,985,852
                                                                   ------------
 FINANCIAL SERVICES--22.37%
      9,736        3i Group plc ..................................       86,991
      4,000        77 Bank Ltd ...................................       16,382
    133,980        ABN Amro Holding NV ...........................    2,190,537
      1,139        Acom Co Ltd ...................................       37,432
     80,825        Aegon NV ......................................    1,039,866
        300        Aeon Credit Service Co Ltd ....................       10,896
        700        Aiful Corp ....................................       26,308
    161,000        Aioi Insurance Co Ltd .........................      310,685
      4,270        Alleanza Assicurazioni S.p.A. .................       32,352
      6,000        Allgreen Properties Ltd .......................        3,286
      5,141        Allianz AG. (Regd) ............................      486,087
     66,645        Allied Irish Banks plc ........................      899,394
      2,546        Alpha Bank S.A. ...............................       30,725
      8,980        AMP Diversified Property Trust ................       13,198
     15,675        AMP Ltd .......................................       98,681
     18,937        Amvescap plc ..................................      121,337
     12,000      * Ashikaga Bank Ltd .............................       13,854
     35,030        Assicurazioni Generali S.p.A. .................      720,506
     62,539        Australia & New Zealand Banking Group Ltd .....      610,992
      1,010        Australian Stock Exchange Ltd .................        6,489
     78,582        Aviva plc .....................................      560,435
     43,606        AXA ...........................................      585,272
      2,346        Banca Fideuram S.p.A. .........................       11,029
     35,016        Banca Intesa S.p.A. ...........................       73,859
     25,014        Banca Intesa S.p.A. (Risp) ....................       41,212
     21,911        Banca Monte dei Paschi di Siena S.p.A. ........       51,620
     14,757      * Banca Nazionale Del Lavoro S.p.A. .............       16,338
      4,089        Banca Popolare di Milano ......................       14,890
     98,792        Banco Bilbao Vizcaya Argentaria S.A. ..........      945,492
      5,888        Banco BPI S.A. (Regd) .........................       13,470
     24,200        Banco Comercial Portugues S.A. (Regd) .........       57,902
      1,202        Banco Espirito Santo S.A. .....................       15,777
    377,297        Banco Santander Central Hispano S.A. ..........    2,589,419
     20,838        Bank of East Asia Ltd .........................       35,672
     11,000        Bank Of Fukuoka Ltd ...........................       44,122
     18,804        Bank of Ireland (Dublin) ......................      193,185
     19,205        Bank of Ireland (UK) ..........................      197,104
     18,000        Bank Of Yokohama Ltd ..........................       71,138
    232,994        Barclays plc ..................................    1,444,123
      9,237        Bayerische Hypo-und Vereinsbank AG. ...........      143,461
     37,852        BNP Paribas ...................................    1,542,402
     36,000      * BOC Hong Kong Holdings Ltd ....................       36,931
     14,061        British Land Co plc ...........................      102,318
      4,239        Canary Wharf Group plc ........................       16,071
    131,579        CapitaLand Ltd ................................       84,204
      8,410        Capitalia S.p.A. ..............................       10,749
     30,041        CFS Gandel Retail Trust .......................       23,176
     23,600        Cheung Kong Holdings Ltd ......................      153,583
     12,000        Chiba Bank Ltd ................................       38,224
      6,200        City Developments Ltd .........................       14,870
      1,186        Close Brothers Group plc ......................       10,616
      1,037        Commercial Bank Of Greece .....................       15,779
     47,188        Commonwealth Bank of Australia ................      717,432
     26,416        Commonwealth Property Office Fund .............       17,404
      2,514        Corporacion Mapfre S.A. .......................       20,393
      1,800        Credit Saison Co Ltd ..........................       30,715
     37,331        Credit Suisse Group ...........................      809,959
        292        Daido Life Insurance Co Ltd ...................      612,691
     15,000        Daiwa Securities Group, Inc ...................       66,613
     10,455        Danske Bank A/S ...............................      172,812
     49,712        DBS Group Holdings Ltd ........................      315,268
     16,573        Deutsche Bank AG. (Regd) ......................      763,496
      1,020        Deutsche Boerse AG. ...........................       40,675
     17,914        Deutsche Office Trust .........................       12,004
     10,070        Dexia .........................................      125,013
     10,000        Diamond Lease Co Ltd ..........................      191,287
     10,127        DNB Holding ASA ...............................       47,654
      1,655        Drott AB (B Shs) ..............................       18,424
      2,428        EFG Eurobank Ergasias S.A. ....................       28,537
        492        Erste Bank der Oesterreichischen Sparkassen AG.       33,121
     13,684        Fineco Group S.p.A. ...........................        6,390
     20,855        Fortis ........................................      367,672
      4,158      * Fortis (Strip Vvpr) ...........................           44
    182,900        Fuji Fire & Marine Insurance Co Ltd ...........      348,322
     35,931        General Property Trust ........................       60,091
      1,573        Gjensidige Nor ASA ............................       51,542
      2,163        Great Portland Estates plc ....................        7,765
      7,000        Gunma Bank Ltd ................................       30,437
      3,174        Hammerson plc .................................       24,067
    125,733        Hang Lung Properties Ltd ......................      121,728
     26,918        Hang Seng Bank Ltd ............................      286,494
    107,399        HBOS plc ......................................    1,132,505
     70,351        Henderson Land Development Co Ltd .............      211,096
     10,000      * Hokuriku Bank Ltd .............................       13,483
     18,172        Hong Kong Exchanges & Clearing Ltd ............       22,836
      5,000        Hotel Properties Ltd ..........................        2,681
    308,923        HSBC Holdings plc (UK) ........................    3,414,214
     11,047        Hysan Development Co Ltd ......................        8,217
     55,200        ING Groep NV ..................................      934,940
    143,758        Insurance Australia Group Ltd .................      221,803
      9,076        Irish Life & Permanent plc ....................       98,101
     13,000        iShares MSCI EAFE Index Fund ..................    1,287,130
     12,000        Joyo Bank Ltd .................................       33,370
      3,180        KBC Bancassurance Holding NV ..................      101,414
      6,000        Keppel Land Ltd ...............................        3,355
      4,047      * Kookmin Credit Card Co Ltd ....................       98,612
      3,896        Land Securities Group plc .....................       49,237
    188,152        Legal & General Group plc .....................      290,789
      3,832        Lend Lease Corp Ltd ...........................       20,974
    135,176        Lloyds TSB Group plc ..........................      970,584
      2,271        Macquarie Bank Ltd ............................       30,180
     34,432        Macquarie Infrastructure Group ................       62,044
      6,166        Man Group plc .................................       88,049
      4,565        Mediobanca S.p.A. .............................       37,558
      1,869        Mediolanum S.p.A. .............................        9,630
      1,116        Metrovacesa S.A. ..............................       23,657
         20        Millea Holdings, Inc ..........................      143,929
     15,769        Mirvac Group ..................................       36,762
     16,000        Mitsubishi Estate Co Ltd ......................      121,884
         57        Mitsubishi Tokyo Financial Group, Inc .........      309,809
     38,904        Mitsui Fudosan Co Ltd .........................      252,432
     19,200        Mitsui Sumitomo Insurance Co Ltd ..............       88,339
      5,000        Mitsui Trust Holdings, Inc ....................        8,132
         84        Mizuho Holdings, Inc ..........................       78,571
        551        MLP AG. .......................................        5,551
      2,530        Muenchener Rueckver AG. (Regd) ................      302,403
     60,270        National Australia Bank Ltd ...................    1,077,532
      3,392        National Bank of Greece S.A. ..................       48,054
     23,514        New World Development Co Ltd ..................       11,759
     21,000        Nikko Cordial Corp ............................       70,785
     32,000        Nipponkoa Insurance Co Ltd ....................      120,536
     40,300        Nissay Dowa General Insurance Co Ltd ..........      150,442
     28,100        Nomura Holdings Inc ...........................      315,879
     45,405        Nordea AB (Finland) ...........................      200,102
     13,706        Nordea AB (Germany) ...........................       61,579
      1,301        Nordea AB (Sweden) ............................        5,830


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   19

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 FINANCIAL SERVICES--(CONTINUED)
      7,900        ORIX Corp ..................................... $    509,269
     41,191        Oversea-Chinese Banking Corp Ltd ..............      229,169
     10,000        Parkway Holdings Ltd ..........................        4,353
      1,720        Piraeus Bank S.A. .............................       10,866
        207        Pohjola Group plc .............................        3,230
     22,668        Principal Office Fund .........................       19,147
      1,300        Promise Co Ltd ................................       46,339
      2,125        Provident Financial plc .......................       20,321
     59,630        Prudential plc ................................      421,432
      5,245        QBE Insurance Group Ltd .......................       24,073
     49,850        Resona Holdings, Inc ..........................       27,305
      9,235        RAS S.p.A. ....................................      112,418
     22,916        Royal & Sun Alliance Insurance Group plc ......       44,548
    173,678        Royal Bank of Scotland Group plc ..............    4,160,531
      2,832        Sampo Oyj (A Shs) .............................       21,546
     22,669        Sanpaolo IMI S.p.A. ...........................      147,491
      3,151        Schroders plc .................................       25,922
      9,700        SFCG Co Ltd ...................................      702,958
      6,000        Shizuoka Bank Ltd .............................       38,679
      7,000        Singapore Exchange Ltd ........................        4,964
      3,000        Singapore Land Ltd ............................        5,466
     33,210        Sino Land Co Ltd ..............................       10,647
     29,037        Skandia Forsakrings AB ........................       77,314
      7,131        Skandinaviska Enskilda Banken (A Shs) .........       59,334
      8,782        Slough Estates plc ............................       47,928
      9,021        Societe Generale (A Shs) ......................      525,399
     14,000        Sompo Japan Insurance, Inc ....................       81,756
     86,005        Standard Chartered plc ........................      977,523
      8,373        Stockland Trust Group .........................       22,728
      1,456      * Storebrand ASA ................................        5,464
     18,000        Sumisho Lease Co Ltd ..........................      207,955
         59        Sumitomo Mitsui Financial Group Inc ...........      184,453
     96,900        Sumitomo Realty & Development Co Ltd ..........      394,394
     14,000        Sumitomo Trust & Banking Co Ltd ...............       56,746
     21,611        Sun Hung Kai Properties Ltd ...................      128,030
      7,093        Suncorp-Metway Ltd ............................       44,534
      2,000        Suruga Bank Ltd ...............................        7,871
     18,335        Svenska Handelsbanken AB (A Shs) ..............      244,094
      8,152        Swiss Reinsurance Co (Regd) ...................      534,741
        980        Takefuji Corp .................................       56,569
        288        TK Development ................................        2,075
        255      * Topdanmark A/S ................................        7,385
      2,608        Tower Ltd .....................................        2,865
     70,875        UBS AG. (Regd) ................................    3,444,565
         47        UFJ Holdings, Inc .............................       47,527
        634        Unibail .......................................       45,109
    110,788        UniCredito Italiano S.p.A. ....................      442,954
     17,448        United Overseas Bank Ltd ......................      118,701
      7,000        United Overseas Land Ltd ......................        6,498
      3,575        Vallehermoso S.A. .............................       37,141
      2,220        WCM Beteiligungs & Grundbesitz AG. ............        6,127
      5,625        Westfield Holdings Ltd ........................       42,602
     34,486        Westfield Trust (Units) .......................       67,385
      1,250      * Westfield Trust (New) .........................        2,393
     28,502        Westpac Banking Corp ..........................      220,680
      9,000        Wing Tai Holdings Ltd .........................        2,698
      4,141        Zurich Financial Services AG. .................      386,338
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          48,945,810
                                                                   ------------
 HEALTH CARE--11.58%
      1,483        Altana AG. .....................................      67,386
     12,091        Amersham plc ...................................     108,227
     10,140        AstraZeneca plc ................................     356,104
     32,198        AstraZeneca plc (UK) ...........................   1,150,749
     20,212        Aventis S.A. ...................................   1,098,703
      4,000        Banyu Pharmaceutical Co Ltd ....................      37,550
      5,670      * Celltech Group plc .............................      31,492
     11,564        Centerpulse AG. (Regd) .........................   2,015,567
      4,184        Chugai Pharmaceutical Co Ltd ...................      39,841
        642        Cochlear Ltd ...................................      14,092
        256        Coloplast A/S (B Shs) ..........................      18,626
      1,915        CSL Ltd ........................................      23,292
      4,515        Daiichi Pharmaceutical Co Ltd ..................      64,794
      4,244        Eisai Co Ltd ...................................      95,309
      6,817      * Elan Corp plc ..................................      14,665
        343        Fresenius Medical Care AG. .....................      14,398
      4,000        Fujisawa Pharmaceutical Co Ltd .................      91,514
      3,677        Gambro AB (A Shs) ..............................      20,467
      1,735        Gambro AB (B Shs) ..............................       9,637
        728        Gehe AG. .......................................      28,190
    184,804        GlaxoSmithKline plc ............................   3,546,388
      1,094        H Lundbeck A|S .................................      29,056
        396        Instrumentarium OYJ ............................      15,866
      1,000        Kaken Pharmaceutical Co Ltd ....................       4,154
      3,331        Kyowa Hakko Kogyo Co Ltd .......................      13,810
        374        Merck Kgaa .....................................       9,855
     40,237      * Nobel Biocare Holding AG. ......................   2,587,018
     73,972        Novartis AG. (Regd) ............................   2,698,986
      7,857        Novo Nordisk A|S (B Shs) .......................     226,994
        198        Omega Pharma S.A. ..............................       5,677
     14,000        Ono Pharmaceutical Co Ltd ......................     419,988
        319        Orion-Yhtymae OY (B Shrs) ......................       7,130
        531        Phonak Holding AG. .............................       4,992
      1,289        Qiagen NV ......................................       6,763
     47,676        Roche Holding AG. ..............................   3,322,183
      1,338        Roche Holding AG. (Br) .........................     169,343
     13,253        Sanofi-Synthelabo S.A. .........................     810,124
      6,486        Sankyo Co Ltd ..................................      81,382
      3,064        Schering AG. ...................................     133,438
     24,676        Schwarz Pharma AG. .............................     897,521
      2,930      * SciGen Ltd .....................................         125
        133        Serono S.A. (B Shs) ............................      71,276
      3,539        Shionogi & Co Ltd ..............................      50,042
     11,047        Smith & Nephew plc .............................      67,670
      2,930        Sonic Healthcare Ltd ...........................      10,790
      5,340        SSL International plc ..........................      22,137
        400        Suzuken Co Ltd .................................       9,640
      3,286        Synthes-Stratec, Inc ...........................   2,015,280
      3,623        Taisho Pharmaceutical Co Ltd ...................      53,275
     50,719        Takeda Chemical Industries Ltd .................   2,119,881
        178        Tecan Group AG. ................................       5,857
     31,800        Terumo Corp ....................................     440,007
      1,114        UCB S.A. .......................................      35,071
        374      * William Demant Holding .........................       8,058
      4,700        Yamanouchi Pharmaceutical Co Ltd ...............     136,243
      1,380        Zeltia S.A. ....................................       7,849
                                                                   ------------
                   TOTAL HEALTH CARE                                 25,344,472
                                                                   ------------
 OTHER--2.72%
      1,734        Adecco S.A. (Regd) ............................       67,970
      9,055        Aegis Group plc ...............................       11,407
      1,887        Amadeus Global Travel Distribution S.A. .......        7,782
        471        Amer Group plc ................................       17,250
      4,291      * Ansell Ltd ....................................       18,124
     43,811        Assa Abloy AB (B Shs) .........................      500,292
      4,896        Auckland International Airport Ltd ............       14,214
     22,550        BAA plc .......................................      182,968
         67        Bellsystem 24, Inc ............................       13,082
      1,100        Benesse Corp ..................................       12,328
      6,024        Capita Group plc ..............................       24,003
     23,363        Chubb plc .....................................       33,005


                       SEE NOTES TO FINANCIAL STATEMENTS

20   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 OTHER--(CONTINUED)
      1,211        DCC plc ....................................... $     12,479
      2,815        De La Rue plc .................................       13,210
      6,844        Deutsche Post AG. (Regd) ......................       71,893
      3,529        Electrocomponents plc .........................       16,305
        124        Flughafen Wien AG. ............................        4,164
        500        Fuji Soft ABC, Inc ............................        7,900
        713        Group 4 Falck A/S .............................       15,059
      2,857        Hagemeyer NV ..................................       20,689
      1,712        Haw Par Corp Ltd ..............................        3,218
     17,732        Hays plc ......................................       26,477
        200        Hitachi Software Engineering Co Ltd ...........        4,550
     67,067        Hutchison Whampoa Ltd .........................      419,685
        365      * ISS A/S .......................................       13,149
     23,054        Itochu Corp ...................................       49,927
        300        Itochu Techno-Science Corp ....................        6,358
    177,000        Keppel Corp Ltd ...............................      377,573
      9,657      * Kidde plc .....................................       10,999
         97        Kobenhavns Lufthavne As .......................        6,989
        651        M.J. Maillis S.A. .............................        2,746
     11,000        Marubeni Corp .................................       10,104
        600        Meitec Corp ...................................       14,663
     14,318        Mitsubishi Corp ...............................       87,474
     21,632        Mitsui & Co Ltd ...............................      100,987
          2        NET One Systems Co Ltd ........................        8,511
        200        Nippon System Development Co Ltd ..............        2,343
        100        Obic Co Ltd ...................................       17,401
      2,008        OCE NV ........................................       22,126
      1,227        OM AB .........................................        5,858
        300        Oracle Corp Japan .............................        7,268
        525      * Ostasiatiske Kompagni .........................       12,164
     42,816        Rentokil Initial plc ..........................      151,645
      9,682        Secom Co Ltd ..................................      332,062
      8,686        Securicor plc .................................       11,851
      9,761        Securitas AB (B Shs) ..........................      116,505
      3,499        Serco Group plc ...............................        8,619
      7,716        SGS Societe Generale Surveillance Holdings S.A.    2,321,441
      2,586        Softbank Corp .................................       29,528
     11,000        Sumitomo Corp .................................       47,274
     14,600        Swire Pacific Ltd (A Shs) .....................       55,791
      7,376      * Terra Networks S.A. ...........................       31,039
        969        TIS, Inc ......................................       14,306
      5,022        TPG NV ........................................       81,423
        400        Trans Cosmos, Inc .............................        4,089
        928        Vedior NV .....................................        5,298
     14,907        Wesfarmers Ltd ................................      223,286
    130,371        Wharf Holdings Ltd ............................      245,750
                                                                   ------------
                   TOTAL OTHER                                        5,954,601
                                                                   ------------
 PRODUCER DURABLES--4.42%
      7,519      * ABB Ltd .......................................       21,371
      7,802        Advantest Corp ................................      349,765
        679        Aixtron AG. ...................................        3,235
      2,908      * Alstom ........................................       14,495
      3,669        Amada Co Ltd ..................................       10,017
      1,000        Amano Corp ....................................        6,109
      2,860        Atlas Copco AB (B Shs) ........................       50,712
      3,514        Balfour Beatty plc ............................        8,175
         85        Barco NV ......................................        4,455
      8,279      * Chartered Semiconductor Manufacturing Ltd .....        3,389
      1,000        Daifuku Co Ltd ................................        3,000
      3,000        Daikin Industries Ltd .........................       47,527
      3,000        Ebara Corp ....................................        9,278
      1,594        Fanuc Ltd .....................................       70,519
         87        Fischer (George) Ltd (Regd) ...................        8,809
      4,732        FKI plc .......................................        6,704
        649        FLS Industries A|S (B Shs) ....................        5,180
      8,000        Fuji Electric Co Ltd ..........................       13,955
        800        Fuji Machine Manufacturing Co Ltd .............        7,550
     22,894        Fujitsu Ltd ...................................       65,400
     16,400        Futaba Corp ...................................      326,148
     50,033      * Hitachi Ltd ...................................      191,835
     12,000      * Hitachi Zosen Corp ............................        2,528
      1,528        Hoya Corp .....................................      107,000
      7,323        IMI plc .......................................       30,947
     55,328        Invensys plc ..................................       46,986
     14,000        Ishikawajima-Harima Heavy Industries Co Ltd ...       12,741
     10,000      * Kawasaki Heavy Industries Ltd .................        7,921
        227        KCI Konecranes International ..................        5,548
     19,596        Komatsu Ltd ...................................       63,905
        908        Komori Corp ...................................        9,235
        848        Kone Oyj (B Shs) ..............................       25,460
     43,061        Koninklijke Philips Electronics NV ............      754,644
      1,000        Koyo Seiko Co Ltd .............................        4,441
     11,000        Kubota Corp ...................................       29,847
      1,000        Kurita Water Industries Ltd ...................       10,070
     19,441      * Logitech International S.A. (Regd) ............      579,982
      8,400        Mabuchi Motor Co Ltd ..........................      772,967
      1,796        Makita Corp ...................................       13,016
      1,267        Metso Oyj .....................................       13,695
     31,211        Mitsubishi Electric Corp ......................       72,064
     50,000        Mitsubishi Heavy Industries Ltd ...............      122,188
      8,000      * Mitsui Engineering & Shipbuilding Co Ltd ......        5,798
        800        Mori Seiki Co Ltd .............................        4,072
     17,602        Murata Manufacturing Co Ltd ...................      706,038
     23,267        NEC Corp ......................................       87,053
        219      * NEG Micon als .................................        3,697
      2,530        Nikon Corp ....................................       19,017
      1,300        Nitto Denko Corp ..............................       37,027
        390        NKT Holding A/S ...............................        4,077
      2,000        Noritake Co Ltd ...............................        5,696
      6,408        NSK Ltd .......................................       16,524
      5,296        NTN Corp ......................................       18,297
      6,000        Oki Electric Industry Co Ltd ..................        9,708
      5,264        Rohm Co Ltd ...................................      672,915
      1,144        Samsung Electronics Co Ltd ....................      302,868
      2,000        Sanden Corp ...................................        6,539
     28,956        Sandvik AB ....................................      646,362
        130        Schindler Holding AG. (Regd) ..................       24,445
      5,582        Schneider Electric S.A. .......................      264,126
     11,000        SembCorp Industries Ltd .......................        4,978
     17,956        Siemens AG. ...................................      763,143
     20,073        Singapore Technologies Engineering Ltd ........       19,095
      1,777        SKF AB (B Shs) ................................       46,091
      5,100        SMC Corp ......................................      478,756
      6,000      * ST Assembly Test Services Ltd .................        3,978
      2,000        Stanley Electric Co Ltd .......................       22,331
         28        Sulzer AG. (Regd) .............................        3,807
      9,180        Sumitomo Heavy Industries Ltd .................        5,106
      2,834        Taiyo Yuden Co Ltd ............................       30,043
      1,000        Takuma Co Ltd .................................        5,393
      2,330        Tandberg ASA ..................................       13,453
      1,600        THK Co Ltd ....................................       17,622
      2,758      * Thomson Corp ..................................       47,060
      7,799        Tokyo Electron Ltd ............................      352,917
      1,415        Tomra Systems ASA .............................        9,212
     46,512        Toshiba Corp ..................................      145,803
     58,900        Toyota Industries Corp ........................      885,957
      1,000        Ushio, Inc ....................................       10,955
        195        VA Technologie AG. ............................        3,172
        798        Vestas Wind Systems A/S .......................        7,948


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   21

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 PRODUCER DURABLES--(CONTINUED)
        375        Wartsila Oyj (B Shs) .......................... $      4,730
      6,000        Yokogawa Electric Corp ........................       37,263
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            9,665,885
                                                                   ------------
 TECHNOLOGY--5.85%
    114,157        Alcatel S.A. ..................................      500,749
      1,444        Alps Electric Co Ltd ..........................       15,940
      1,156        Altran Technologies S.A. ......................        5,544
      3,000        Anritsu Corp ..................................       11,477
     10,997      * ARM Holdings plc ..............................        8,498
      9,447        Asahi Glass Co Ltd ............................       57,875
      4,000        ASM Pacific Technology Ltd ....................        7,694
     87,023      * ASML Holding NV ...............................      726,923
        327      * Atos Origin ...................................        7,961
        949      * Business Objects ..............................       13,972
     28,078        Canon, Inc ....................................    1,057,628
      1,821        Cap Gemini S.A. ...............................       41,621
      7,759        Citizen Watch Co Ltd ..........................       34,588
      1,226        Comptel plc ...................................        1,287
      5,216        Computershare Ltd .............................        5,434
      1,100        Creative Technology Ltd .......................        7,801
      1,493        CSK Corp ......................................       31,327
     57,279        Dai Nippon Printing Co Ltd ....................      633,752
      2,000        Dainippon Screen Manufacturing Co Ltd .........        6,977
        327        Dassault Systemes S.A. ........................        7,048
      5,000        Datacraft Asia Ltd ............................        3,275
      1,136        EDB Business Partner ASA ......................        3,034
        384        Epcos AG. .....................................        3,933
     21,012        ERG Ltd .......................................        1,183
    224,540        Ericsson (LM) (B Shs) .........................      157,196
      4,000        Fujikura Ltd ..................................        9,505
        200        Fujitsu Support & Service, Inc ................        2,326
     11,000        Furukawa Electric Co Ltd ......................       23,081
     14,542        Futuris Corp Ltd ..............................       10,727
     10,800        GES International Ltd .........................        1,837
      3,888        Getronics NV ..................................        2,366
      2,582        GN Store Nord .................................        7,551
      7,700        Hirose Electric Co Ltd ........................      587,866
      3,000        Hitachi Cable Ltd .............................        7,483
      5,832      * Infineon Technologies AG. .....................       42,841
      1,342        Intracom S.A. .................................        5,999
        460      * Iona Technologies plc .........................        1,159
    232,269        Johnson Electric Holdings Ltd .................      254,655
      3,625        Keyence Corp ..................................      630,793
      2,000        Kokuyo Co Ltd .................................       16,634
      2,000        Konica Corp ...................................       14,511
        354      * Kudelski S.A. (Br) ............................        4,800
      2,830        Kyocera Corp ..................................      164,787
      2,000        Kyowa Exeo Corp ...............................        6,320
     13,639        LogicaCMG plc .................................       32,936
     19,600        Melco, Inc ....................................      285,734
      4,064      * Merkantildata ASA .............................        3,050
      3,000        Minebea Co Ltd ................................       10,441
     10,645        Misys plc .....................................       30,162
      2,100        Mitsumi Electric Co Ltd .......................       19,130
      2,827        Nera ASA ......................................        3,061
      2,000        NGK Spark Plug Co Ltd .........................       12,943
     15,300        Nichicon Corp .................................      177,019
        574        Nidec Corp ....................................       35,890
      1,000        Nippon Comsys Corp ............................        3,388
      7,000        Nippon Sheet Glass Co Ltd .....................       12,564
    188,833        Nokia OYJ .....................................    3,002,146
         15        NTT Data Corp .................................       41,460
      3,000        Olympus Optical Co Ltd ........................       48,892
      5,000        Omron Corp ....................................       74,239
     11,000        Ricoh Co Ltd ..................................      180,475
        337        Sagem S.A. ....................................       22,864
     11,048        Sage Group plc ................................       23,656
     16,580        SAP AG. .......................................    1,299,710
    100,417        STMicroelectronics NV .........................    1,968,455
     10,222        Sumitomo Electric Industries Ltd ..............       66,240
      1,700        TDK Corp ......................................       68,476
      1,526        Tietoenator Corp ..............................       20,818
     11,000        Toppan Printing Co Ltd ........................       82,776
      1,000      * Trend Micro, Inc ..............................       17,106
        254        Unaxis Holding AG. (Regd) .....................       16,992
     10,199        Venture Corp Ltd ..............................       81,733
      5,998        WM-Data AB (B Shs) ............................        5,232
      1,458        Yamaha Corp ...................................       13,478
                                                                   ------------
                   TOTAL TECHNOLOGY                                  12,809,024
                                                                   ------------
 TRANSPORTATION--1.63%
      2,100        Air France ....................................       20,363
      9,009      * Alitalia S.p.A. ...............................        2,288
     12,000      * All Nippon Airways Co Ltd .....................       22,145
      2,792        Associated British Ports Holdings plc .........       17,957
      1,459        Attica Enterprise Holding S.A. ................        3,782
        495        Bergesen DY A|S (A Shs) .......................        8,003
     38,207        Brambles Industries Ltd .......................      101,120
     11,499        Brambles Industries plc .......................       28,139
      6,879        British Airways plc ...........................       14,951
     16,000        Cathay Pacific Airways Ltd ....................       21,851
         16        Central Japan Railway Co ......................       99,638
         73        Compagnie Maritime Belge S.A. .................        3,930
          2        Dampskibsselskabet Af 1912 (B Shs) ............       14,043
          5        Dampskibsselskabet Svendborg B (Shs) ..........       50,859
      2,824        Deutsche Lufthansa AG. (Regd) .................       26,701
        274        DSV DE Sammenslut Vogn A/S ....................        6,658
         48        East Japan Railway Co .........................      238,241
      2,688        Exel plc ......................................       29,773
      3,356        Firstgroup plc ................................       12,724
        344        Frontline Ltd .................................        3,004
     91,000        Hankyu Corp ...................................      246,153
     14,095        Iberia Lineas Aereas de Espana ................       20,708
      7,000      * Japan Airlines System Corp ....................       14,924
      4,000        Kamigumi Co Ltd ...............................       19,213
      5,000        Kawasaki Kisen Kaisha Ltd .....................        8,595
      6,000        Keihin Electric Express Railway Co Ltd ........       27,303
      5,000        Keio Electric Railway Co Ltd ..................       26,502
     19,375      * Kinki Nippon Railway Co Ltd ...................       41,797
        324        KLM (Royal Dutch Airlines) NV .................        3,121
     12,953        Mayne Group Ltd ...............................       23,778
      1,000        Mitsubishi Logistics Corp .....................        4,879
      8,000        Mitsui O.S.K. Lines Ltd .......................       16,584
    102,000        Mitsui-Soko Co Ltd ............................      183,079
     21,176        MTR Corp ......................................       22,403
     15,000      * Neptune Orient Lines Ltd ......................        7,956
     91,821        Nippon Express Co Ltd .........................      359,794
     19,000        Nippon Yusen Kabushiki Kaisha .................       64,043
     56,070        Patrick Corp Ltd ..............................      413,606
     13,168        Peninsular & Oriental Steam Navigation Co .....       34,873
      5,706      * Ryanair Holdings plc ..........................       39,819
      1,869      * SAS AB ........................................       10,596
      4,000        Seino Transportation Co Ltd ...................       23,426
      6,000        SembCorp Logistics Ltd ........................        5,431
      8,245        Singapore Airlines Ltd ........................       48,486
     15,000        SMRT Corp Ltd .................................        4,973
     26,001        Stagecoach Group plc ..........................       12,348
     99,300        Sumitomo Warehouse Co Ltd .....................      205,010
      9,000        Tobu Railway Co Ltd ...........................       23,890
     10,000        Tokyu Corp ....................................       35,224


                       SEE NOTES TO FINANCIAL STATEMENTS

22   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TRANSPORTATION--(CONTINUED)
         12        West Japan Railway Co ......................... $     42,572
     65,595        Yamato Transport Co Ltd .......................      856,765
                                                                   ------------
                   TOTAL TRANSPORTATION                               3,574,021
                                                                   ------------
 UTILITIES--10.17%
      1,514        ACEA S.p.A. ...................................        6,705
      3,920        ACESA Infraestructuras S.A. ...................       44,427
      3,920        ACESA Infraestructuras S.A. Rts ...............        2,263
          8      * Aguas de Barcelona S.A. (New) .................           78
        638        Athens Water Supply & Sewage Co S.A. ..........        2,424
      7,076        Australian Gas Light Co Ltd ...................       42,000
     37,305      * Autoroutes Du Sud De La France ................      901,576
     13,226        Autostrade-Concessioni e Costruzioni
                     Autostrade S.p.A. ...........................      131,576
      2,268        AWG plc .......................................       15,833
      3,262        Bouygues S.A. .................................       91,124
      6,081        Brisa-Auto Estradas de Portugal S.A. ..........       33,694
    504,430        BT Group plc ..................................    1,583,559
     33,062        Cable & Wireless plc ..........................       23,819
      8,700        Chubu Electric Power Co, Inc ..................      155,423
     28,340        CLP Holdings Ltd ..............................      114,110
      5,517        Contact Energy Ltd ............................       11,457
     33,901        Deutsche Telekom AG. (Regd) ...................      434,735
        224      * e.Biscom S.p.A. ...............................        6,417
     16,078        E.ON AG. ......................................      647,895
        471        Electrabel S.A. ...............................      114,423
     19,081        Electricidade de Portugal S.A. ................       31,838
     14,880        Endesa S.A. ...................................      174,108
     69,269        Enel S.p.A. ...................................      360,547
      6,071        France Telecom S.A. ...........................      106,267
      5,433        Hellenic Telecommunications Organization S.A. .       59,865
     87,900        Hong Kong Electric Holdings Ltd ...............      332,511
    101,159        Iberdrola S.A. ................................    1,417,187
     12,960      * International Power plc .......................       19,978
     11,700        Kansai Electric Power Co, Inc .................      176,777
      8,174        Kelda Group plc ...............................       55,795
     40,830        KPN NV ........................................      265,652
      6,800        Kyushu Electric Power Co, Inc .................       99,476
    271,682        National Grid Transco plc .....................    1,996,642
        206        Nippon Telegraph & Telephone Corp .............      748,176
        267        NTT Docomo, Inc ...............................      492,736
         48        Oesterreichische Elektrizitaetswirtschafts AG.
                     (A Shs) .....................................        4,087
    153,360      * Pacific Century CyberWorks Ltd ................       24,189
     18,067        Portugal Telecom SGPS S.A. (Regd) .............      124,185
      6,235        RWE AG. .......................................      160,304
     25,746        Scottish & Southern Energy plc ................      281,850
     28,246        Scottish Power plc ............................      164,840
      4,709        Severn Trent plc ..............................       52,612
     97,000        Singapore Telecommunications Ltd ..............       69,346
        803        Sociedad General de Aguas de Barcelona S.A. ...        8,090
      3,500        Suez ..........................................       60,970
      8,501        Suez S.A. .....................................      147,553
      3,500      * Suez S.A. (Strip Vvpr) ........................           37
        921        Swisscom AG. (Regd) ...........................      266,768
      1,351        TDC A|S .......................................       32,828
      1,749      * Tele2 AB (B Shrs) .............................       46,268
    127,928        Telecom Corp of New Zealand Ltd ...............      303,144
     82,239        Telecom Italia S.p.A. .........................      623,961
     29,950        Telecom Italia S.p.A. (RNC) ...................      151,176
    221,418      * Telefonica S.A. ...............................    1,981,998
      2,528      * Telekom Austria AG. ...........................       25,600
      5,874        Telenor ASA ...................................       22,469
     29,936        TeliaSonera AB ................................      112,690
     71,659        Telstra Corp Ltd ..............................      177,949
     96,572        TIM S.p.A. ....................................      440,841
      4,482      * Tiscali S.p.A. ................................       20,131
      7,339        Tohoku Electric Power Co, Inc .................      108,041
     68,046        Tokyo Electric Power Co, Inc ..................    1,293,027
      3,301        Union Fenosa S.A. .............................       43,474
      7,163        United Utilities plc ..........................       71,958
  1,973,778        Vodafone Group plc ............................    3,598,613
     61,047        Vodafone Group plc (Spon ADR) .................    1,106,172
      1,743        Vodafone-Panafon S.A. .........................       10,097
                                                                   ------------
                   TOTAL UTILITIES                                   22,236,361
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $259,889,040)                             218,069,299
                                                                   ------------
                   TOTAL PORTFOLIO--99.87%
                    (COST $260,337,043)                             218,518,826
                   OTHER ASSETS & LIABILITIES, NET--0.13%               274,851
                                                                   ------------
                   NET ASSETS--100.00%                             $218,793,677
                                                                   ============

----------
*  Non-income producing

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $272,355,305. Net unrealized depreciation of portfolio investments aggregated $53,836,479 of which $4,740,655 related to appreciated portfolio investments and $58,577,134 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry catergories in following their investment limitations on industry concentration.



  SEE NOTES TO FINANCIAL STATEMENTS

                                  2002 ANNUAL REPORT TIAA-CREF Mutual Funds   23

       Statement of Investments - Growth Equity Fund - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        285      * Sealed Air Corp ............................... $     12,141
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                                12,141
                                                                   ------------
 HEALTH CARE--0.00%
          7      * MEDIQ, Inc ....................................            1
                                                                   ------------
                   TOTAL HEALTH CARE                                          1
                                                                   ------------
                   TOTAL PREFERRED STOCK
                    (Cost $12,766)                                       12,142
                                                                   ------------
COMMON STOCK--99.62%
 AEROSPACE AND DEFENSE--0.35%
      3,205      * Alliant Techsystems, Inc ......................      199,832
     23,312        Boeing Co                                            769,063
          1      * EchoStar Communications Corp (Class A) ........           22
      4,232        General Dynamics Corp .........................      335,894
         74      * L-3 Communications Holdings, Inc ..............        3,323
         56        Lockheed Martin Corp ..........................        3,234
      1,431      * PanAmSat Corp .................................       20,950
      4,446        PerkinElmer, Inc ..............................       36,680
      1,763        Rockwell Collins, Inc .........................       41,007
      6,533      * Titan Corp ....................................       67,943
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        1,477,948
                                                                   ------------
 BASIC INDUSTRIES--0.96%
         70        Alcoa, Inc ....................................        1,595
         85      * American Standard Cos, Inc ....................        6,047
      7,024        Avery Dennison Corp ...........................      429,026
      1,152        Ball Corp .....................................       58,971
      7,576        Black & Decker Corp ...........................      324,935
        787        Cabot Corp ....................................       20,887
      2,036        Consol Energy, Inc ............................       35,182
     12,832        Ecolab, Inc ...................................      635,184
      1,226        Fluor Corp ....................................       34,328
         87      * Freeport-McMoran Copper & Gold, Inc (Class A) .        1,460
        300     b* GenTek, Inc ...................................            5
      3,361      * Jacobs Engineering Group, Inc .................      119,652
     26,095        Kimberly-Clark Corp ...........................    1,238,730
         15        Masco Corp ....................................          316
     17,365        Newmont Mining Corp ...........................      504,106
        122      * NVR, Inc ......................................       39,711
         72      * Packaging Dynamics Corp .......................          475
      7,208      * Sealed Air Corp ...............................      268,858
      2,484      * Shaw Group, Inc ...............................       40,862
      1,299        Sigma-Aldrich Corp ............................       63,261
      4,387        Stanley Works .................................      151,702
      1,498        Valspar Corp ..................................       66,182
        435        Vulcan Materials Co ...........................       16,313
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             4,057,788
                                                                   ------------
 CONSUMER CYCLICAL--10.37%
      4,039      * 99 Cents Only Stores ..........................      108,514
      8,500      * Abercrombie & Fitch Co (Class A) ..............      173,910
      1,320      * Advance Auto Parts ............................       64,548
      4,819      * American Eagle Outfitters, Inc ................       66,406
      5,502        Applebee's International, Inc .................      127,597
     29,218      * Bed Bath & Beyond, Inc ........................    1,008,898
      6,339      * Big Lots, Inc .................................       83,865
      1,281        Blockbuster, Inc (Class A) ....................       15,692
      8,949      * Brinker International, Inc ....................      288,605
      1,564        Callaway Golf Co ..............................       20,723
      3,613      * Catalina Marketing Corp .......................       66,841
        799        CBRL Group, Inc ...............................       24,074
      2,577      * CEC Entertainment, Inc ........................       79,114
      7,270      * Chico's FAS, Inc ..............................      137,476
    106,778      * Clear Channel Communications, Inc .............    3,981,752
      8,905      * Coach, Inc ....................................      293,185
      1,202      * Columbia Sportswear Co ........................       53,393
      6,702      * Copart, Inc ...................................       79,352
         34      * Cox Communications, Inc (Class A) .............          966
      2,116      * Cox Radio, Inc (Class A) ......................       48,266
      1,380      * Cumulus Media, Inc (Class A) ..................       20,521
     17,273        Darden Restaurants, Inc .......................      353,233
     28,110        Dollar General Corp ...........................      335,915
     11,349      * Dollar Tree Stores, Inc .......................      278,845
      2,530        Donaldson Co, Inc .............................       91,080
      3,071        Dow Jones & Co, Inc ...........................      132,759
        364      * Emmis Communications Corp (Class A) ...........        7,582
      3,088      * Entercom Communications Corp ..................      144,889
      1,604      * Extended Stay America, Inc ....................       23,659
     16,002        Family Dollar Stores, Inc .....................      499,422
      5,302        Foot Locker, Inc ..............................       55,671
      5,619      * Fox Entertainment Group, Inc (Class A) ........      145,701
         57        Gap, Inc ......................................          885
     11,168      * Gemstar-TV Guide International, Inc ...........       36,296
      1,121      * Genesisintermedia, Inc ........................            0
      7,494      * Gentex Corp ...................................      237,110
      4,723        Graco, Inc ....................................      135,314
     30,300        Harley-Davidson, Inc ..........................    1,399,860
      2,560        Harman International Industries, Inc ..........      152,320
         27      * Harrah's Entertainment, Inc ...................        1,069
      4,517        Harte-Hanks, Inc ..............................       84,332
      3,872      * Hispanic Broadcasting Corp ....................       79,570
     37,909      * International Game Technology .................    2,878,051
      1,340        International Speedway Corp (Class A) .........       49,969
         27        Interpublic Group Of Cos, Inc .................          380
        984      * Jones Apparel Group, Inc ......................       34,873
     29,158      * Kohl's Corp ...................................    1,631,390
      4,060      * Krispy Kreme Doughnuts, Inc ...................      137,106
      5,006      * Lamar Advertising Co ..........................      168,452
        388        La-Z-Boy, Inc .................................        9,304
      6,120        Leggett & Platt, Inc ..........................      137,333
     16,438        Limited Brands, Inc ...........................      228,981
      1,090      * Lin TV Corp (Class A) .........................       26,542
        410      * Mandalay Resort Group .........................       12,550
         67        Marriott International, Inc (Class A) .........        2,202
      7,719        Maytag Corp ...................................      219,992
     16,460        McGraw-Hill Cos, Inc ..........................      994,842
        538        Meredith Corp .................................       22,117
      2,144      * Metro-Goldwyn-Mayer, Inc ......................       27,872
          9      * MGM Mirage ....................................          297
      6,557      * Michaels Stores, Inc ..........................      205,234
      5,097      * Mohawk Industries, Inc ........................      290,274
        103      * Morgan Group Holding Co .......................            6
      1,856      * MSC Industrial Direct Co (Class A) ............       32,944
      9,198        New York Times Co (Class A) ...................      420,625
      5,375        Nike, Inc (Class B) ...........................      239,026
      2,945        Omnicom Group, Inc ............................      190,247
      3,365      * O'Reilly Automotive, Inc ......................       85,101
      3,060        Outback Steakhouse, Inc .......................      105,386
      3,165      * Performance Food Group Co .....................      107,480
      3,040        Pier 1 Imports, Inc ...........................       57,547
      1,754      * Pixar, Inc ....................................       92,944
      2,271        Polaris Industries, Inc .......................      133,081
      3,836      * Radio One, Inc (Class D) ......................       55,353
      2,711        Reader's Digest Association, Inc (Class A) ....       40,936
        796        Regal Entertainment Group (Class A) ...........       17,050
      3,294      * Rent-A-Center, Inc ............................      164,535
      7,855        Ross Stores, Inc ..............................      332,973
      6,456        Ruby Tuesday, Inc .............................      111,624
      1,446      * Scholastic Corp ...............................       51,984


                       SEE NOTES TO FINANCIAL STATEMENTS

24   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER CYCLICAL--(Continued)
        504      * Scotts Co (Class A) ........................... $     24,716
      2,555        Scripps (E.W.) Co (Class A) ...................      196,607
     38,654      * Starbucks Corp ................................      787,769
    101,792        Starwood Hotels & Resorts Worldwide, Inc ......    2,416,542
      2,242        Talbots, Inc ..................................       61,722
     90,710        Target Corp ...................................    2,721,300
      5,013      * The Cheesecake Factory, Inc ...................      181,220
     11,101        Tiffany & Co ..................................      265,425
      1,798      * Timberland Co (Class A) .......................       64,027
     53,847        TJX Cos, Inc ..................................    1,051,093
     15,890      * U.S.A. Interactive, Inc .......................      363,245
         43      * UnitedGlobalcom, Inc (Class A) ................          103
         22      * Univision Communications, Inc (Class A) .......          539
    112,613      * Viacom, Inc (Class B) .........................    4,590,106
    186,302        Wal-Mart Stores, Inc ..........................    9,410,114
      6,825        Wendy's International, Inc ....................      184,753
      7,646      * Westwood One, Inc .............................      285,655
      4,659        Wiley (John) & Sons, Inc (Class A) ............      111,863
      8,906      * Williams-Sonoma, Inc ..........................      241,798
     31,224      * Yahoo!, Inc ...................................      510,512
         69      * Yum! Brands, Inc ..............................        1,671
        761      * Zale Corp .....................................       24,276
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           43,750,869
                                                                   ------------
 CONSUMER NON-CYCLICAL--14.30%
        208        Alberto-Culver Co (Class B) ...................       10,483
         95      * Amazon.Com, Inc ...............................        1,795
     44,251        Anheuser-Busch Cos, Inc .......................    2,141,748
      2,972      * Aramark Corp (Class B) ........................       69,842
         28      * Autozone, Inc .................................        1,978
     86,100        Avon Products, Inc ............................    4,638,207
      1,210        Barnes & Noble, Inc ...........................       21,865
    114,239      * Best Buy Co, Inc ..............................    2,758,872
      7,097      * BJ's Wholesale Club, Inc ......................      129,875
        844      * Borders Group, Inc ............................       13,588
      3,415        Brown-Forman Corp (Class B) ...................      223,204
      6,864      * Carmax, Inc ...................................      122,728
      5,845      * CDW Computer Centers, Inc .....................      256,303
      2,068        Church & Dwight Co, Inc .......................       62,929
      2,571        Circuit City Stores, Inc (Circuit City Group) .       19,077
      8,211        Clorox Co .....................................      338,704
    146,541        Coca-Cola Co ..................................    6,421,427
         24        Coca-Cola Enterprises, Inc ....................          521
     48,211        Colgate-Palmolive Co ..........................    2,527,703
     10,800      * Comcast Corp ..................................      254,556
      2,345      * Comcast Corp Special ..........................       52,974
      2,989      * Constellation Brands, Inc (Class A) ...........       70,869
     23,089      * Costco Wholesale Corp .........................      647,877
         15      * Del Monte Foods Co ............................          116
      4,856        Dial Corp .....................................       98,917
      1,819        Dreyer's Grand Ice Cream, Inc .................      129,076
     13,735      * eBay, Inc .....................................      931,508
      1,128      * Energizer Holdings, Inc .......................       31,471
      7,595        Estee Lauder Cos (Class A) ....................      200,508
      1,640        Ethan Allen Interiors, Inc ....................       56,367
      6,200     b* EToys, Inc ....................................            1
        833      * Expedia, Inc (Class A) ........................       55,753
         96      * Expedia, Inc Wts 02/04/09 .....................        3,439
      5,783        Fastenal Co ...................................      216,226
      3,264      * Furniture Brands International, Inc ...........       77,846
      1,123      * Gamestop Corp .................................       11,005
     26,046        General Mills, Inc ............................    1,222,860
     62,341        Gillette Co ...................................    1,892,673
         34        H.J. Heinz Co .................................        1,118
      7,614        Herman Miller, Inc ............................      140,098
      4,544        Hershey Foods Corp ............................      306,447
    184,620        Home Depot, Inc ...............................    4,423,495
      3,208        International Flavors & Fragrances, Inc .......      112,601
          1        J.M. Smucker Co ...............................           40
         96        Kellogg Co ....................................        3,290
      7,305        Kraft Foods, Inc (Class A) ....................      284,384
         19      * Kroger Co .....................................          294
    166,076        Lowe's Cos ....................................    6,227,850
          5        Mattel, Inc ...................................           96
      7,344        McCormick & Co, Inc (Non-Vote) ................      170,381
      1,275        Newell Rubbermaid, Inc ........................       38,671
     17,487        Pepsi Bottling Group, Inc .....................      449,416
    253,551        PepsiCo, Inc ..................................   10,704,923
         10      * Petco Animal Supplies, Inc ....................          234
     13,344      * Petsmart, Inc .................................      228,583
     48,048        Philip Morris Cos, Inc ........................    1,947,385
     24,171        Procter & Gamble Co ...........................    2,077,256
     17,359        RadioShack Corp ...............................      325,308
      2,300      * Rite Aid Corp .................................        5,635
         35      * Safeway, Inc ..................................          818
     39,200        Sara Lee Corp .................................      882,392
     46,624      * Staples, Inc ..................................      853,219
      2,232      * Ticketmaster (Class B) ........................       47,363
      2,491        Tootsie Roll Industries, Inc ..................       76,424
      8,412        UST, Inc ......................................      281,213
        800     b* Value America, Inc ............................            0
    102,243        Walgreen Co ...................................    2,984,473
     25,675      * Weight Watchers International, Inc ............    1,180,280
      5,239      * Whole Foods Market, Inc .......................      276,252
     10,965        Wrigley (Wm.) Jr Co ...........................      601,759
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       60,346,589
                                                                   ------------
 ENERGY--1.99%
         77        Amerada Hess Corp .............................        4,239
         40        Anadarko Petroleum Corp .......................        1,916
     51,020        Apache Corp ...................................    2,907,630
     66,103        Baker Hughes, Inc .............................    2,127,856
     12,434      * BJ Services Co ................................      401,743
         34        Burlington Resources, Inc .....................        1,450
      1,900      * Cimarex Energy Co .............................       34,010
      4,228      * Cooper Cameron Corp ...........................      210,639
      3,462        Diamond Offshore Drilling, Inc ................       75,645
     12,223        ENSCO International, Inc ......................      359,967
      1,465      * Forest Oil Corp ...............................       40,375
      8,818      * Grant Prideco, Inc ............................      102,642
     21,783        Halliburton Co ................................      407,560
      5,466        Murphy Oil Corp ...............................      234,218
         15      * Nabors Industries Ltd .........................          529
      5,123      * National-Oilwell, Inc .........................      111,886
      2,600      * Newfield Exploration Co .......................       93,730
      3,208        Noble Energy, Inc .............................      120,460
     12,454        Ocean Energy, Inc .............................      248,706
      6,609      * Patterson-UTI Energy, Inc .....................      199,394
      1,873      * Pioneer Natural Resources Co ..................       47,293
        800        Pogo Producing Co .............................       29,800
      5,524      * Pride International, Inc ......................       82,308
      5,380        Rowan Cos, Inc ................................      122,126
     10,072      * Smith International, Inc ......................      328,549
      4,768      * Varco International, Inc ......................       82,963
        804        XTO Energy, Inc ...............................       19,859
                                                                   ------------
                   TOTAL ENERGY                                       8,397,493
                                                                   ------------
 FINANCIAL SERVICES--9.40%
      1,788      * Affiliated Managers Group, Inc ................       89,936
     25,035        Aflac, Inc ....................................      754,054
      1,672        Allied Capital Corp ...........................       36,500


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   25

        Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 FINANCIAL SERVICES--(Continued)
        442        Ambac Financial Group, Inc .................... $     24,858
    138,063        American Express Co ...........................    4,880,527
     26,838        American International Group, Inc .............    1,552,578
      4,934      * AmeriCredit Corp ..............................       38,189
      1,087     b* ANC Rental Corp ...............................           54
     25,286        Bank Of New York Co, Inc ......................      605,853
      1,200      * Blackrock, Inc ................................       47,280
      4,775        Brown & Brown, Inc ............................      154,328
         24        Capital One Financial Corp ....................          713
      6,321      * Catellus Development Corp .....................      125,472
    108,798        Charles Schwab Corp ...........................    1,180,458
      8,496      * ChoicePoint, Inc ..............................      335,507
     64,629        Citigroup, Inc ................................    2,274,325
      5,734        Commerce Bancorp, Inc .........................      247,651
      4,249        Doral Financial Corp ..........................      121,521
     13,126      * E*trade Group, Inc ............................       63,792
      5,783        Eaton Vance Corp ..............................      163,370
    171,495        Fannie Mae ....................................   11,032,273
      8,154        Federated Investors, Inc (Class B) ............      206,867
     50,894        Fifth Third Bancorp ...........................    2,979,844
     63,803        Freddie Mac ...................................    3,767,567
      8,603        Gallagher (Arthur J.) & Co ....................      252,756
          8      * Gartner, Inc (Class B) ........................           76
        660        Greater Bay Bancorp ...........................       11,411
        907        HCC Insurance Holdings, Inc ...................       22,312
         19        Household International, Inc ..................          528
      1,279        Hudson United Bancorp .........................       39,777
      4,878      * Investment Technology Group, Inc ..............      109,072
      6,419        Investors Financial Services Corp .............      175,816
      2,624      * Janus Capital Group, Inc ......................       34,296
      2,115        John Nuveen Co (Class A) ......................       53,615
      3,599        Legg Mason, Inc ...............................      174,695
         43      * Markel Corp ...................................        8,837
     51,704        Marsh & McLennan Cos, Inc .....................    2,389,242
         97        MBNA Corp .....................................        1,845
     21,332        Mellon Financial Corp .........................      556,979
      5,202        Neuberger Berman, Inc .........................      174,215
      3,466        New York Community Bancorp, Inc ...............      100,098
      4,049        North Fork Bancorp, Inc .......................      136,613
      9,575        Northern Trust Corp ...........................      335,604
          2        Old National Bancorp ..........................           49
     11,359        Progressive Corp ..............................      563,747
          2        Provident Financial Group, Inc ................           52
     10,371      * Providian Financial Corp ......................       67,308
      1,129        Rouse Co ......................................       35,789
      7,479        SEI Investments Co ............................      203,279
        369      * Silicon Valley Bancshares .....................        6,734
         83        SLM Corp ......................................        8,620
      2,956        St. Joe Co ....................................       88,680
     22,021        State Street Corp .............................      858,819
     29,451        Synovus Financial Corp ........................      571,349
      3,399        T Rowe Price Group, Inc .......................       92,725
      4,494        TCF Financial Corp ............................      196,343
         60      * Travelers Property Casualty Corp (Class A) ....          879
          2      * Travelers Property Casualty Corp (Class B) ....           29
         93      * United Rentals, Inc ...........................        1,001
     23,800        UnumProvident Corp ............................      417,452
      7,236        Waddell & Reed Financial, Inc (Class A) .......      142,332
     23,821        Wells Fargo & Co ..............................    1,116,490
        737        Westamerica Bancorp ...........................       29,613
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          39,662,594
                                                                   ------------
 HEALTH CARE--28.30%
    184,677        Abbott Laboratories ...........................    7,387,080
      4,410      * Accredo Health, Inc ...........................      155,453
      7,314      * AdvancePCS ....................................      162,444
      5,024      * Affymetrix, Inc ...............................      114,999
     82,574      * Alcon, Inc ....................................    3,257,544
         83        Allergan, Inc .................................        4,782
         69        AmerisourceBergen Corp ........................        3,747
    213,074      * Amgen, Inc ....................................   10,299,997
      1,308      * AMN Healthcare Services, Inc ..................       22,118
      5,722      * Andrx Corp ....................................       83,942
     98,851      * Anthem, Inc ...................................    6,217,728
      5,362      * Apogent Technologies, Inc .....................      111,530
     19,923        Applera Corp (Applied Biosystems Group) .......      349,449
      2,695      * Barr Laboratories, Inc ........................      175,482
    143,227        Baxter International, Inc .....................    4,010,356
      5,793        Beckman Coulter, Inc ..........................      171,009
      3,652        Becton Dickinson & Co .........................      112,080
     26,772        Biomet, Inc ...................................      767,286
         64      * Boston Scientific Corp ........................        2,721
     11,185        Bristol-Myers Squibb Co .......................      258,933
     54,901        Cardinal Health, Inc ..........................    3,249,590
         25      * Caremark Rx, Inc ..............................          406
      7,493      * Celgene Corp ..................................      160,875
         28      * Cephalon, Inc .................................        1,363
      2,760      * Cerner Corp ...................................       86,278
      4,391      * Charles River Laboratories International, Inc        168,966
      9,230      * Chiron Corp ...................................      347,048
      3,534      * Community Health Systems, Inc .................       72,765
      1,770      * Coventry Health Care, Inc .....................       51,383
     12,212      * Cytyc Corp ....................................      124,562
      5,866      * DaVita, Inc ...................................      144,714
      6,940        Dentsply International, Inc ...................      258,439
      2,098        Diagnostic Products Corp ......................       81,025
      4,065      * Edwards Lifesciences Corp .....................      103,536
      1,800      * Elan Corp plc (Contingent Value Rts) ..........            2
      6,333      * Express Scripts, Inc (Class A) ................      304,237
     10,117      * First Health Group Corp .......................      246,349
      3,902      * Fisher Scientific International, Inc ..........      117,372
     16,061      * Forest Laboratories, Inc ......................    1,577,511
      3,548      * Genentech, Inc ................................      117,652
         20      * Genzyme Corp (General Division) ...............          591
         28      * Gilead Sciences, Inc ..........................          952
         77      * Guidant Corp ..................................        2,375
         81        HCA, Inc ......................................        3,362
     24,072        Health Management Associates, Inc (Class A) ...      430,889
      2,034      * Health Net, Inc ...............................       53,698
         74      * Healthsouth Corp ..............................          311
      2,559      * Henry Schein, Inc .............................      115,155
      5,962      * Human Genome Sciences, Inc ....................       52,525
      2,194        ICN Pharmaceuticals, Inc ......................       23,937
         62      * IDEC Pharmaceuticals Corp .....................        2,057
     28,897        IMS Health, Inc ...............................      462,352
      2,327      * Invitrogen Corp ...............................       72,905
     15,158      * IVAX Corp .....................................      183,867
    300,946        Johnson & Johnson .............................   16,163,863
         93      * King Pharmaceuticals, Inc .....................        1,615
         43      * Laboratory Corp Of America Holdings ...........          999
      3,889      * LifePoint Hospitals, Inc ......................      116,402
     19,497        Lilly (Eli) & Co ..............................    1,238,060
     10,697      * Lincare Holdings, Inc .........................      338,239
      4,132      * Manor Care, Inc ...............................       76,897
         32        McKesson Corp .................................          865
        618      * Medicis Pharmaceutical Corp (Class A) .........       30,696
         16      * Medimmune, Inc ................................          435
    121,344        Medtronic, Inc ................................    5,533,332
     63,109        Merck & Co, Inc ...............................    3,572,657
      4,659      * Mid Atlantic Medical Services, Inc ............      150,952


                       SEE NOTES TO FINANCIAL STATEMENTS

26   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 HEALTH CARE--(Continued)
         75      * Millennium Pharmaceuticals, Inc ............... $        599
      4,792        Millipore Corp ................................      162,928
     11,681        Mylan Laboratories, Inc .......................      407,667
      4,585        Omnicare, Inc .................................      109,261
      2,350     b* Organogenesis, Inc ............................          212
      4,213      * Orthodontic Centers Of America, Inc ...........       45,964
      8,795      * Oxford Health Plans, Inc ......................      320,578
        601        Pall Corp .....................................       10,025
      4,911      * Patterson Dental Co ...........................      214,807
    617,381        Pfizer, Inc ...................................   18,873,337
      4,630      * Pharmaceutical Product Development, Inc .......      135,520
    234,506        Pharmacia Corp ................................    9,802,351
      1,800      * ProcureNet, Inc ...............................          270
      5,859      * Quintiles Transnational Corp ..................       70,894
      3,707      * Renal Care Group, Inc .........................      117,289
      2,026      * Ribapharm, Inc ................................       13,270
         58        Schering AG.(ADR) .............................        2,488
    309,867        Schering-Plough Corp ..........................    6,879,047
      6,794      * SICOR, Inc ....................................      107,685
     17,638      * St. Jude Medical, Inc .........................      700,581
      6,548      * Steris Corp ...................................      158,789
      8,604        Stryker Corp ..................................      577,500
         45      * Tenet Healthcare Corp .........................          738
          4      * Triad Hospitals, Inc ..........................          119
     22,269        UnitedHealth Group, Inc .......................    1,859,462
      4,910      * Universal Health Services, Inc (Class B) ......      221,441
      6,718      * Varian Medical Systems, Inc ...................      333,213
     13,146      * Waters Corp ...................................      286,320
      3,694      * Watson Pharmaceuticals, Inc ...................      104,457
     14,261      * WebMD Corp ....................................      121,932
     14,539      * Wellpoint Health Networks, Inc ................    1,034,595
    193,360        Wyeth .........................................    7,231,664
         10      * Zimmer Holdings, Inc ..........................          415
                                                                   ------------
                   TOTAL HEALTH CARE                                119,418,159
                                                                   ------------
 OTHER--2.19%
     11,868      * Apollo Group, Inc (Class A) ...................      522,192
      1,470      * Apollo Group, Inc (University Of Phoenix Online)      52,685
      4,502      * Career Education Corp .........................      180,080
     11,785        Cintas Corp ...................................      539,164
      5,691      * DeVry, Inc ....................................       94,528
      5,933      * Dun & Bradstreet Corp .........................      204,629
      2,412      * Education Management Corp .....................       90,691
      2,436      * Getty Images, Inc .............................       74,420
      3,718      * GTECH Holdings Corp ...........................      103,583
     18,365        H & R Block, Inc ..............................      738,273
          2        Havas Advertising ADR .........................            8
        600        HON Industries, Inc ...........................       16,968
      3,227        Honeywell International, Inc ..................       77,448
        869      * Hotels.Com (Class A) ..........................       47,473
        770        ITT Industries, Inc ...........................       46,731
      4,984        Manpower, Inc .................................      158,990
         46        Moody's Corp ..................................        1,899
      1,577        R.R. Donnelley & Sons Co ......................       34,331
     15,340      * Robert Half International, Inc ................      247,127
         64      * SPX Corp ......................................        2,397
     66,285        Sysco Corp ....................................    1,974,630
        913        Teleflex, Inc .................................       39,159
      5,347      * TMP Worldwide, Inc ............................       60,475
    156,271        Tyco International Ltd ........................    2,669,109
     17,437        United Technologies Corp ......................    1,080,048
      7,256        Viad Corp .....................................      162,172
                                                                   ------------
                   TOTAL OTHER                                        9,219,210
                                                                   ------------
 PRODUCER DURABLES--6.01%
     28,156        3M Co .........................................    3,471,635
      3,821      * AGCO Corp .....................................       84,444
         24      * Allied Waste Industries, Inc ..................          240
      1,277     b* Covanta Energy Corp ...........................           10
     11,158        Danaher Corp ..................................      733,081
      4,820      * Flowserve Corp ................................       71,288
        772      * FMC Technologies, Inc .........................       15,772
    810,776        General Electric Co ...........................   19,742,396
     10,513        Illinois Tool Works, Inc ......................      681,873
      2,895      * National Instruments Corp .....................       94,059
     14,551        Pitney Bowes, Inc .............................      475,236
         75        Waste Management, Inc .........................        1,719
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           25,371,753
                                                                   ------------
 TECHNOLOGY--24.23%
      5,463      * Activision, Inc ...............................       79,705
      5,587      * Acxiom Corp ...................................       85,928
      5,319      * Adaptec, Inc ..................................       30,052
      2,500     b* Adaptive Broadband Corp .......................            3
     32,339      * ADC Telecommunications, Inc ...................       67,589
          8        Adobe Systems, Inc ............................          199
      4,262      * Advanced Fibre Communications, Inc ............       71,090
      2,082      * Advanced Micro Devices, Inc ...................       13,450
      3,010      * Advent Software, Inc ..........................       41,026
      5,197      * Affiliated Computer Services, Inc (Class A) ...      273,622
     23,638      * Agere Systems, Inc (Class A) ..................       34,039
     67,188      * Agere Systems, Inc (Class B) ..................       94,063
     10,796      * Agilent Technologies, Inc .....................      193,896
      4,522      * Alliance Data Systems Corp ....................       80,130
         77      * Altera Corp ...................................          950
      2,209      * American Power Conversion Corp ................       33,466
      5,456      * Amkor Technology, Inc .........................       25,971
      1,931      * Amphenol Corp (Class A) .......................       73,378
     74,721      * Analog Devices, Inc ...........................    1,783,590
    298,590      * Applied Materials, Inc ........................    3,890,628
     14,997      * Applied Micro Circuits Corp ...................       55,339
      2,393      * Arrow Electronics, Inc ........................       30,606
         40      * Artemis International Solutions Corp ..........            2
     28,620      * Atmel Corp ....................................       63,823
         39      * Auspex Systems, Inc ...........................           14
      3,142        Autodesk, Inc .................................       44,931
    141,135        Automatic Data Processing, Inc ................    5,539,549
      4,665      * Avaya, Inc ....................................       11,431
         17      * BEA Systems, Inc ..............................          195
     17,085      * BearingPoint, Inc .............................      117,887
     10,950      * Bisys Group, Inc ..............................      174,105
         33      * Blue Coat Systems, Inc ........................          130
     13,377      * BMC Software, Inc .............................      228,880
         26      * Brightpoint, Inc ..............................          208
          7      * Broadcom Corp (Class A) .......................          105
     23,344      * Brocade Communications Systems, Inc ...........       96,644
     26,537      * Cadence Design Systems, Inc ...................      312,881
     11,604      * Ceridian Corp .................................      167,330
      6,228      * Certegy, Inc ..................................      152,897
      3,088      * Checkfree Corp ................................       49,411
         44      * CIENA Corp ....................................          226
    880,309      * Cisco Systems, Inc ............................   11,532,061
     15,907      * Citrix Systems, Inc ...........................      195,974
         11        Computer Associates International, Inc ........          149
      1,556      * Computer Sciences Corp ........................       53,604
     14,725      * Compuware Corp ................................       70,680
      9,358      * Comverse Technology, Inc ......................       93,767
     50,956      * Concord EFS, Inc ..............................      802,047
     12,864      * Conexant Systems, Inc .........................       20,711
        400     b* Convergent Communications, Inc ................            0


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   27

        Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
     17,257      * Convergys Corp ................................ $    261,444
         20      * Corning, Inc ..................................           66
      5,234      * CSG Systems International, Inc ................       71,444
      3,362      * Cymer, Inc ....................................      108,425
      9,425      * Cypress Semiconductor Corp ....................       53,911
     66,827      * Dell Computer Corp ............................    1,786,954
      6,375        Deluxe Corp ...................................      268,388
     11,959      * DST Systems, Inc ..............................      425,142
         22      * Electronic Arts, Inc ..........................        1,095
         54        Electronic Data Systems Corp ..................          995
      6,438      * Emulex Corp ...................................      119,425
     13,392        Equifax, Inc ..................................      309,891
      4,962        Fair, Isaac & Co, Inc .........................      211,877
     10,847      * Fairchild Semiconductor International, Inc
                     (Class A) ...................................      116,171
         23        First Data Corp ...............................          814
     19,095      * Fiserv, Inc ...................................      648,275
      3,384        Global Payments, Inc ..........................      108,322
      3,189        Harris Corp ...................................       83,871
      6,741        Henry (Jack) & Associates, Inc ................       81,162
     15,133      * i2 Technologies, Inc ..........................       17,403
      2,172      * Ingram Micro, Inc (Class A) ...................       26,824
      4,669      * Integrated Circuit Systems, Inc ...............       85,209
      5,380      * Integrated Device Technology, Inc .............       45,031
    833,853        Intel Corp ....................................   12,983,091
    131,579        International Business Machines Corp1 .........    0,197,373
      5,457      * International Rectifier Corp ..................      100,736
      7,682      * Intersil Corp (Class A) .......................      107,087
     19,030      * Intuit, Inc ...................................      892,888
        277      * INVESTools, Inc ...............................           64
      3,963      * Iron Mountain, Inc ............................      130,819
     10,055      * J.D. Edwards & Co .............................      113,420
     14,132      * Jabil Circuit, Inc ............................      253,245
     32,106      * JDS Uniphase Corp .............................       79,302
         65      * Juniper Networks, Inc .........................          442
     19,012      * KLA-Tencor Corp ...............................      672,454
     12,757      * Lam Research Corp .............................      137,776
     12,967      * Lexmark International, Inc ....................      784,504
         23        Linear Technology Corp ........................          592
      4,663      * Macromedia, Inc ...............................       49,661
      5,068     b* marchFirst, Inc ...............................            1
     59,383        Maxim Integrated Products, Inc ................    1,962,014
      7,619      * Mercury Interactive Corp ......................      225,903
      3,531      * Mettler-Toledo International, Inc .............      113,204
      6,204      * Micrel, Inc ...................................       55,712
     19,987        Microchip Technology, Inc .....................      488,682
         89      * Micron Technology, Inc ........................          867
    467,210      * Microsoft Corp ................................   24,154,757
      2,073      * MKS Instruments, Inc ..........................       34,059
     11,114        Molex, Inc ....................................      256,067
    364,271        Motorola, Inc .................................    3,150,944
     15,099      * National Semiconductor Corp ...................      226,636
      8,902      * Network Appliance, Inc ........................       89,020
     12,400      * Network Associates, Inc .......................      199,516
         25      * Novellus Systems, Inc .........................          702
     12,709      * Nvidia Corp ...................................      146,281
         51      * Oplink Communications, Inc ....................           40
    610,837      * Oracle Corp ...................................    6,597,040
     32,761        Paychex, Inc ..................................      914,032
         89      * Peoplesoft, Inc ...............................        1,629
      4,064     b* Peregrine Systems, Inc ........................          329
      6,530      * Perot Systems Corp (Class A) ..................       70,002
     16,583      * PMC-Sierra, Inc ...............................       92,201
      7,575      * Polycom, Inc ..................................       72,114
      8,757      * QLogic Corp ...................................      302,204
         67      * Qualcomm, Inc .................................        2,438
        900     b* Quintus Corp ..................................          108
          2     b* Quokka Sports, Inc ............................            0
     15,037      * Rational Software Corp ........................      156,234
      7,384      * RealNetworks, Inc .............................       28,133
      6,488        Reynolds & Reynolds Co (Class A) ..............      165,249
     14,360      * RF Micro Devices, Inc .........................      105,259
         13      * Sanmina-SCI Corp ..............................           59
      6,059      * Semtech Corp ..................................       66,164
         88      * Siebel Systems, Inc ...........................          658
         37      * Skillsoft plc (ADR) ...........................          102
         67      * Solectron Corp ................................          238
      1,905      * Storage Technology Corp .......................       40,805
    753,462      * Sun Microsystems, Inc .........................    2,343,267
     28,061      * Sungard Data Systems, Inc .....................      661,117
      4,255      * Sybase, Inc ...................................       57,017
         51      * Symantec Corp .................................        2,063
     11,450        Symbol Technologies, Inc ......................       94,119
      7,455      * Synopsys, Inc .................................      344,048
      1,552      * Tech Data Corp ................................       41,842
      1,511      * Tektronix, Inc ................................       27,485
     18,537      * Tellabs, Inc ..................................      134,764
     14,319      * Teradyne, Inc .................................      186,290
      4,965      * Thermo Electron Corp ..........................       99,896
      3,669        Total System Services, Inc ....................       49,532
         40      * U.S. Interactive, Inc .........................            0
        800     b* U.S. Wireless Corp ............................            1
      5,406      * Unisys Corp ...................................       53,519
      6,245      * Utstarcom, Inc ................................      123,838
     11,035      * VeriSign, Inc .................................       88,501
         56      * Veritas Software Corp .........................          875
        300      * Viador, Inc ...................................            6
      3,517      * Vishay Intertechnology, Inc ...................       39,331
         54      * Xilinx, Inc ...................................        1,112
      2,119      * Zebra Technologies Corp (Class A) .............      121,419
                                                                   ------------
                   TOTAL TECHNOLOGY                                 102,213,400
                                                                   ------------
 TRANSPORTATION--0.93%
         26      * Atlas Air Worldwide Holdings, Inc .............           39
      6,701        C.H. Robinson Worldwide, Inc ..................      209,071
      9,393        Expeditors International Of Washington, Inc ...      306,681
        115      * JetBlue Airways Corp ..........................        3,119
     14,442      * Sabre Holdings Corp ...........................      261,545
      3,353        Skywest, Inc ..................................       43,824
     38,557        Southwest Airlines Co .........................      535,942
      3,413      * Swift Transportation Co, Inc ..................       68,321
     39,026        United Parcel Service, Inc (Class B) ..........    2,461,760
                                                                   ------------
                   TOTAL TRANSPORTATION                               3,890,302
                                                                   ------------
 UTILITIES--0.59%
      3,400      * Advanced Radio Telecom Corp ...................            1
      9,454      * AES Corp ......................................       28,551
      6,034     b* Arch Wireless, Inc ............................            1
         89      * AT&T Wireless Services, Inc ...................          503
         69      * Calpine Corp ..................................          225
         13      * Citizens Communications Co ....................          137
      2,600     b* e.spire Communications, Inc ...................            1
     16,565     b* Enron Corp ....................................        1,027
     15,300     b* Global Telesystems, Inc .......................           18
     12,100     b* ICG Communciations, Inc .......................            0
         57        Kinder Morgan, Inc ............................        2,409
         12      * Level 3 Communications, Inc ...................           59
      6,900     b* Metrocall, Inc ................................            0
      1,513     b* NewPower Holdings, Inc ........................          204
         47      * Nextel Communications, Inc (Class A) ..........          543
      2,800      * NorthPoint Communications Group, Inc ..........            3
         53        Qwest Communications International, Inc .......          270


                       SEE NOTES TO FINANCIAL STATEMENTS

28   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - GROWTH EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 UTILITIES--(Continued)
      3,700     b* Rhythms Netconnections, Inc ................... $          0
         11     b* Spectrasite Holdings, Inc .....................            1
    552,223      * Sprint Corp (PCS Group) .......................    2,418,994
      1,500      * Teligent, Inc (Class A) .......................            2
         62      * Vast Solutions, Inc (Class B1) ................            0
         62      * Vast Solutions, Inc (Class B2) ................            0
         62      * Vast Solutions, Inc (Class B3) ................            0
        644      * Viatel, Inc ...................................           16
      1,782      * West Corp .....................................       29,581
      6,150     b* WinStar Communications, Inc ...................            7
      2,300     b* World Access, Inc .............................            1
      3,693     b* WorldCom, Inc (MCI Group) .....................          665
                                                                   ------------
                   TOTAL UTILITIES                                    2,483,219
                                                                   ------------
                   TOTAL COMMON STOCK
                    (Cost $548,650,504)                             420,289,324
                                                                   ------------
                   TOTAL PORTFOLIO--99.62%
                    (Cost $548,663,270)                             420,301,466
                   OTHER ASSETS & LIABILITIES, NET--0.38%             1,604,940
                                                                   ------------
                   NET ASSETS--100.00%                             $421,906,406
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $569,286,813. Net unrealized depreciation of portfolio investments aggregated $148,985,347 of which $9,991,732 related to appreciated portfolio investments and $158,977,079 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry catergories in following their investment limitations on industry concentration.




                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   29

        Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        237        Sealed Air Corp ............................... $     10,096
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                                10,096
                                                                   ------------
                   TOTAL PREFERRED STOCK
                    (Cost $10,534)                                       10,096
                                                                   ------------
COMMON STOCK--99.55%
 AEROSPACE AND DEFENSE--0.51%
         96        Boeing Co .....................................        3,167
     28,300        General Dynamics Corp .........................    2,246,171
      7,999        Goodrich Corp .................................      146,542
         83        Northrop Grumman Corp .........................        8,051
      2,800        PerkinElmer, Inc ..............................       23,100
          2        Raytheon Co ...................................           62
      5,171        Rockwell Collins, Inc .........................      120,277
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        2,547,370
                                                                   ------------
 BASIC INDUSTRIES--4.09%
     39,401        Air Products & Chemicals, Inc .................    1,684,393
         55        Alcoa, Inc ....................................        1,253
         12        Allegheny Technologies, Inc ...................           75
         33      * American Standard Cos, Inc ....................        2,348
      3,662        Avery Dennison Corp ...........................      223,675
         48        Ball Corp .....................................        2,457
      1,146        Bemis Co ......................................       56,876
         55        Black & Decker Corp ...........................        2,359
         15        Boise Cascade Corp ............................          378
         98        Centex Corp ...................................        4,920
         91        Du Pont (E.I.) de Nemours & Co ................        3,900
      1,690        Eastman Chemical Co ...........................       62,141
      5,400        Ecolab, Inc ...................................      267,300
      2,751        Engelhard Corp ................................       61,485
      4,400        Fluor Corp ....................................      123,200
          7        Georgia-Pacific Corp ..........................          113
         74        Great Lakes Chemical Corp .....................        1,767
         87      * Hercules, Inc .................................          766
         10        International Paper Co ........................          350
     17,702        Kimberly-Clark Corp ...........................      840,314
         48      * Louisiana-Pacific Corp ........................          387
     18,971        Masco Corp ....................................      399,340
         26        MeadWestvaco Corp .............................          642
    351,441        Monsanto Co ...................................    6,765,239
         10        Newmont Mining Corp ...........................          290
         47        Nucor Corp ....................................        1,941
         25      * Phelps Dodge Corp .............................          823
      4,119        Plum Creek Timber Co, Inc .....................       97,208
      4,808        PPG Industries, Inc ...........................      241,121
     31,655        Praxair, Inc ..................................    1,828,709
         41        Rohm & Haas Co ................................        1,332
      1,168      * Sealed Air Corp ...............................       43,566
      7,200        Sherwin-Williams Co ...........................      203,400
      1,564        Sigma-Aldrich Corp ............................       76,167
        700        Snap-On, Inc ..................................       19,677
      6,602        Stanley Works .................................      228,297
         63        Temple-Inland, Inc ............................        2,823
         55        United States Steel Corp ......................          722
      2,298        Vulcan Materials Co ...........................       86,175
    141,478        Weyerhaeuser Co ...............................    6,962,132
      2,012        Worthington Industries, Inc ...................       30,663
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                            20,330,724
                                                                   ------------
 CONSUMER CYCLICAL--7.96%
         82      * AOL Time Warner, Inc ..........................        1,074
    236,801        Autoliv, Inc ..................................    4,956,245
         60      * Big Lots, Inc .................................          794
      2,923        Brunswick Corp ................................       58,051
    202,033      * Clear Channel Communications, Inc .............     7,533,811
     41,505      * Comcast Corp ..................................      978,273
     32,797      * Comcast Corp Special ..........................      740,884
      1,411        Cooper Tire & Rubber Co .......................       21,645
         64      * Cox Communications, Inc (Class A) .............        1,818
      3,360        Darden Restaurants, Inc .......................       68,712
     10,115        Dollar General Corp ...........................      120,874
     51,688        Family Dollar Stores, Inc .....................    1,613,182
      8,614      * Federated Department Stores, Inc ..............      247,739
         75        Ford Motor Co .................................          707
      7,963        Gannett Co, Inc ...............................      571,743
         64        Gap, Inc ......................................          993
         66        General Motors Corp ...........................        2,469
      3,805        Genuine Parts Co ..............................      117,194
         19        Goodyear Tire & Rubber Co .....................          129
     11,800        Harley-Davidson, Inc ..........................      545,160
      7,754        Hilton Hotels Corp ............................       98,553
         65      * International Game Technology .................        4,935
         40        Interpublic Group Of Cos, Inc .................          563
         92        J.C. Penney Co, Inc ...........................        2,117
      3,454        Johnson Controls, Inc .........................      276,907
      4,100      * Jones Apparel Group, Inc ......................      145,304
      2,300        Knight Ridder, Inc ............................      145,475
      4,984        Leggett & Platt, Inc ..........................      111,841
         93        Limited Brands, Inc ...........................        1,295
      1,957        Liz Claiborne, Inc ............................       58,025
     11,941        Marriott International, Inc (Class A) .........      392,501
     71,879        May Department Stores Co ......................    1,651,779
      2,200        Maytag Corp ...................................       62,700
         28        McDonald's Corp ...............................          450
      8,474        McGraw-Hill Cos, Inc ..........................      512,169
      2,500        Meredith Corp .................................      102,775
      2,804        New York Times Co (Class A) ...................      128,227
      6,800        Nike, Inc (Class B) ...........................      302,396
    448,600        Nissan Motor Co Ltd ...........................    3,500,494
      4,398        Nordstrom, Inc ................................       83,430
      6,692        Omnicom Group, Inc ............................      432,303
      1,886      * Reebok International Ltd ......................       55,448
      9,882        Sears Roebuck & Co ............................      236,674
          8      * Starbucks Corp ................................          163
         14        Starwood Hotels & Resorts Worldwide, Inc ......          332
     31,300        Target Corp ...................................      939,000
      3,416        Tiffany & Co ..................................       81,677
     18,000        TJX Cos, Inc ..................................      351,360
     10,615      * Toys "R" Us, Inc ..............................      106,150
          2        Tribune Co ....................................           91
      6,800      * Univision Communications, Inc (Class A) .......      166,600
      4,535        VF Corp .......................................      163,487
    258,996      * Viacom, Inc (Class B) .........................   10,556,677
         94        Visteon Corp ..................................          654
     59,800        Walt Disney Co ................................      975,338
      2,100        Wendy's International, Inc ....................       56,847
     10,261      * Yum! Brands, Inc ..............................      248,521
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           39,534,755
                                                                   ------------
 CONSUMER NON-CYCLICAL--12.07%
      1,404        Alberto-Culver Co (Class B) ...................       70,762
         46        Albertson's, Inc ..............................        1,024
     27,600        Anheuser-Busch Cos, Inc .......................    1,335,840
         79        Archer Daniels Midland Co .....................          980
         78      * Autozone, Inc .................................        5,511
    132,792        Avon Products, Inc ............................    7,153,505
         81      * Best Buy Co, Inc ..............................        1,956
      1,700        Brown-Forman Corp (Class B) ...................      111,112
     78,552        Campbell Soup Co ..............................    1,843,615
         68      * Carmax, Inc ...................................        1,216


                       SEE NOTES TO FINANCIAL STATEMENTS

30   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER NON-CYCLICAL--(Continued)
     10,141        Clorox Co ..................................... $    418,316
    176,753        Coca-Cola Co ..................................    7,745,316
     18,427        Colgate-Palmolive Co ..........................      966,128
     11,794        Conagra Foods, Inc ............................      294,968
      2,527        Coors (Adolph) Co (Class B) ...................      154,779
     13,443      * Costco Wholesale Corp .........................      377,211
     11,503        CVS Corp ......................................      287,230
      5,632      * Del Monte Foods Co ............................       43,366
         89      * eBay, Inc .....................................        6,036
    157,614        General Mills, Inc ............................    7,399,977
     36,900        Gillette Co ...................................    1,120,284
     12,611        H.J. Heinz Co .................................      414,524
      6,709        Hasbro, Inc ...................................       77,489
      5,453        Hershey Foods Corp ............................      367,750
         37        Home Depot, Inc ...............................          887
      2,400        International Flavors & Fragrances, Inc .......       84,240
      8,918        Kellogg Co ....................................      305,620
     27,457      * Kroger Co .....................................      424,211
         69        Lowe's Cos ....................................        2,588
      5,985        Newell Rubbermaid, Inc ........................      181,525
      8,600      * Office Depot, Inc .............................      126,936
    263,677        Pepsi Bottling Group, Inc .....................    6,776,499
    258,414        PepsiCo, Inc ..................................   10,910,239
         47        Philip Morris Cos, Inc ........................        1,905
     93,870        Procter & Gamble Co ...........................    8,067,188
      5,837        RadioShack Corp ...............................      109,385
     27,863        Sara Lee Corp .................................      627,196
     13,800      * Staples, Inc ..................................      252,540
     31,000        Tupperware Corp ...............................      467,480
         65        UST, Inc ......................................        2,173
     31,828        Walgreen Co ...................................      929,059
      9,000        Wrigley (Wm.) Jr Co ...........................      493,920
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       59,962,486
                                                                   ------------
 ENERGY--7.40%
         56        Amerada Hess Corp .............................        3,083
         48        Anadarko Petroleum Corp .......................        2,299
    117,221        Apache Corp ...................................    6,680,425
         14        Ashland, Inc ..................................          399
    208,196        Baker Hughes, Inc .............................    6,701,829
         45      * BJ Services Co ................................        1,454
    160,034        Burlington Resources, Inc .....................    6,825,450
         62        ChevronTexaco Corp ............................        4,122
         93        EOG Resources, Inc ............................        3,713
    446,581        Exxon Mobil Corp ..............................   15,603,570
         75        Halliburton Co ................................        1,403
         54        Kerr-McGee Corp ...............................        2,392
         15        Marathon Oil Corp .............................          319
         98      * McDermott International, Inc ..................          429
         74        Rowan Cos, Inc ................................        1,680
     22,316        Schlumberger Ltd ..............................      939,280
                                                                   ------------
                   TOTAL ENERGY                                      36,771,847
                                                                   ------------
 FINANCIAL SERVICES--18.98%
     15,301        Aflac, Inc ....................................      460,866
      4,500        Ambac Financial Group, Inc ....................      253,080
    250,689        American Express Co ...........................    8,861,856
     42,358        American International Group, Inc .............    2,450,466
         26        AmSouth Bancorp ...............................          499
      8,435        AON Corp ......................................      159,337
    181,165        Bank Of America Corp ..........................   12,603,715
         49        Bank Of New York Co, Inc ......................        1,174
    241,116        Bank One Corp .................................    8,812,790
      4,738        Bear Stearns Cos, Inc .........................      281,437
      6,500        Capital One Financial Corp ....................      193,180
     42,421        Charles Schwab Corp ...........................      460,268
         64        Charter One Financial, Inc ....................        1,839
         55        Chubb Corp ....................................        2,871
      5,767        Cincinnati Financial Corp .....................      216,551
    479,267        Citigroup, Inc ................................   16,865,437
         13     b* Conseco, Inc ..................................            1
     15,400        Equity Office Properties Trust ................      384,692
      6,800        Equity Residential ............................      167,144
    155,359        Fannie Mae ....................................    9,994,244
          7        Fifth Third Bancorp ...........................          410
         77        First Tennessee National Corp .................        2,767
         45        FleetBoston Financial Corp ....................        1,117
      7,500        Franklin Resources, Inc .......................      255,600
     63,663        Freddie Mac ...................................    3,759,300
         54        Golden West Financial Corp ....................        3,878
         71        Goldman Sachs Group, Inc ......................        4,835
      6,509        Hartford Financial Services Group, Inc ........      295,704
     11,521        Household International, Inc ..................      320,399
         76        Huntington Bancshares, Inc ....................        1,422
         78        JP Morgan Chase & Co ..........................        1,872
      3,234        Jefferson-Pilot Corp ..........................      123,248
     10,740        John Hancock Financial Services, Inc ..........      299,646
         64        KeyCorp .......................................        1,609
      3,969        Lincoln National Corp .........................      125,341
     17,670        Marsh & McLennan Cos, Inc .....................      816,531
         37        Marshall & Ilsley Corp ........................        1,013
      4,778        MBIA, Inc .....................................      209,563
         10        MBNA Corp .....................................          190
         62        Mellon Financial Corp .........................        1,619
         11        MetLife, Inc ..................................          297
      3,608        MGIC Investment Corp ..........................      149,010
         51        Morgan Stanley Dean Witter & Co ...............        2,036
         89        National City Corp ............................        2,431
         89        North Fork Bancorp, Inc .......................        3,003
         63        Northern Trust Corp ...........................        2,208
         48        Principal Financial Group .....................        1,446
         26        Progressive Corp ..............................        1,290
         49        Prudential Financial, Inc .....................        1,555
         71        Regions Financial Corp ........................        2,369
    184,571        Safeco Corp ...................................    6,399,077
      4,813        Simon Property Group, Inc .....................      163,979
      3,905        SLM Corp ......................................      405,573
          5        SouthTrust Corp ...............................          124
         94        St. Paul Cos, Inc .............................        3,201
         70        State Street Corp .............................        2,730
      8,241      * Stilwell Financial, Inc .......................      107,710
         17        Synovus Financial Corp ........................          330
      4,098        T Rowe Price Group, Inc .......................      111,793
      6,667        Torchmark Corp ................................      243,546
      6,783      * Travelers Property Casualty Corp (Class A) ....       99,371
     21,235      * Travelers Property Casualty Corp (Class B) ....      311,093
    404,992        U.S. Bancorp ..................................    8,593,951
         46        Union Planters Corp ...........................        1,294
      6,572        UnumProvident Corp ............................      115,273
    251,632        Wachovia Corp .................................    9,169,476
          6        Washington Mutual, Inc ........................          207
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          94,291,884
                                                                   ------------
 HEALTH CARE--17.61%
     48,241        Abbott Laboratories ...........................    1,929,640
         33      * Advanced Medical Optics, Inc ..................          395
    163,183        Aetna, Inc ....................................    6,710,085
         75        Allergan, Inc .................................        4,322
      3,800        AmerisourceBergen Corp ........................      206,378
    201,050      * Amgen, Inc ....................................    9,718,757
      9,300        Applera Corp (Applied Biosystems Group) .......      163,122


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   31

        Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 HEALTH CARE--(Continued)
      1,100        Bard (C.R.), Inc .............................. $     63,800
         60        Bausch & Lomb, Inc ............................        2,160
     80,977        Baxter International, Inc .....................    2,267,356
     11,400        Becton Dickinson & Co .........................      349,866
      4,130      * Biogen, Inc ...................................      165,448
     11,200        Biomet, Inc ...................................      320,992
         32      * Boston Scientific Corp ........................        1,361
     64,531        Bristol-Myers Squibb Co .......................    1,493,893
    134,719        Cardinal Health, Inc ..........................    7,974,018
         92      * Chiron Corp ...................................        3,459
      5,663        Cigna Corp ....................................      232,863
      9,000      * Guidant Corp ..................................      277,650
         58        HCA, Inc ......................................        2,407
      6,900        Health Management Associates, Inc (Class A) ...      123,510
         30      * Healthsouth Corp ..............................          126
          8      * Humana, Inc ...................................           80
     13,975        IMS Health, Inc ...............................      223,600
    297,244        Johnson & Johnson .............................   15,964,975
         32      * King Pharmaceuticals, Inc .....................          567
     34,076        Lilly (Eli) & Co ..............................    2,163,826
         98        McKesson Corp .................................        2,649
     73,200        Merck & Co, Inc ...............................    4,143,852
      1,759        Millipore Corp ................................       59,806
      2,800        Pall Corp .....................................       46,704
    583,471        Pfizer, Inc ...................................   17,836,708
    230,364        Pharmacia Corp ................................    9,629,215
         55      * Quintiles Transnational Corp ..................          666
    201,461        Schering-Plough Corp ..........................    4,472,434
      5,200      * St. Jude Medical, Inc .........................      206,544
         50      * Tenet Healthcare Corp .........................          820
         97        UnitedHealth Group, Inc .......................        8,100
      3,700      * Waters Corp ...................................       80,586
      4,443      * Wellpoint Health Networks, Inc ................      316,164
         30        Wyeth .........................................        1,122
      8,170      * Zimmer Holdings, Inc ..........................      339,218
                                                                   ------------
                   TOTAL HEALTH CARE                                 87,509,244
                                                                   ------------
 OTHER--1.07%
         13      * Cendant Corp ..................................          136
      6,600        Cintas Corp ...................................      301,950
      1,350        Crane Co ......................................       26,906
      8,000        Dover Corp ....................................      233,280
         11        Fortune Brands, Inc ...........................          512
         81        H & R Block, Inc ..............................        3,256
     13,677        Honeywell International, Inc ..................      328,248
      3,984        Moody's Corp ..................................      164,499
     47,385        R.R. Donnelley & Sons Co ......................    1,031,571
      3,300      * Robert Half International, Inc ................       53,163
      8,600        Supervalu, Inc ................................      141,986
     21,400        Sysco Corp ....................................      637,506
         52        Textron, Inc ..................................        2,235
     79,813        Tyco International Ltd ........................    1,363,223
     16,901        United Technologies Corp ......................    1,046,848
                                                                   ------------
                   TOTAL OTHER                                        5,335,319
                                                                   ------------
 PRODUCER DURABLES--5.45%
     13,000        3M Co .........................................    1,602,900
     54,100        Advantest Corp ................................    2,425,314
      7,643        Caterpillar, Inc ..............................      349,438
      2,500        Cooper Industries Ltd (Class A) ...............       91,125
      4,300        Danaher Corp ..................................      282,510
    147,074        Deere & Co ....................................    6,743,343
      3,344        Eaton Corp ....................................      261,200
     10,900        Emerson Electric Co ...........................      554,265
          3      * FMC Technologies, Inc .........................           70
    516,355        General Electric Co ...........................   12,573,244
      9,644        Illinois Tool Works, Inc ......................      625,510
      7,234        Ingersoll-Rand Co (Class A) ...................      311,496
         62        Paccar, Inc ...................................        2,860
      2,350        Parker Hannifin Corp ..........................      108,406
     32,248        Pitney Bowes, Inc .............................    1,053,220
         46      * Power-One, Inc ................................          261
         36        Rockwell Automation, Inc ......................          746
         11      * Thomas & Betts Corp ...........................          186
      2,146        W.W. Grainger, Inc ............................      110,626
         31        Waste Management, Inc .........................          711
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           27,097,431
                                                                   ------------
 TECHNOLOGY--17.54%
         84      * ADC Telecommunications, Inc ...................          176
      7,970        Adobe Systems, Inc ............................      198,533
         89      * Advanced Micro Devices, Inc ...................          575
         23      * Agere Systems, Inc (Class A) ..................           33
         63      * Agere Systems, Inc (Class B) ..................           88
         69      * Agilent Technologies, Inc .....................        1,257
     11,104      * Altera Corp ...................................      137,023
      5,074      * American Power Conversion Corp ................       76,871
         51      * Analog Devices, Inc ...........................        1,217
      1,978      * Andrew Corp ...................................       20,334
         93      * Apple Computer, Inc ...........................        1,333
         43      * Applied Micro Circuits Corp ...................          159
      2,802        Autodesk, Inc .................................       40,069
     19,534        Automatic Data Processing, Inc ................      766,710
         21      * Avaya, Inc ....................................           54
         90      * Broadcom Corp (Class A) .......................        1,355
         17      * CIENA Corp ....................................           87
    916,809      * Cisco Systems, Inc ............................   12,010,198
      5,500      * Citrix Systems, Inc ...........................       67,760
      5,181      * Computer Sciences Corp ........................      178,485
     11,600      * Compuware Corp ................................       55,680
     17,474      * Concord EFS, Inc ..............................      275,041
      4,900      * Convergys Corp ................................       74,235
    388,337      * Dell Computer Corp ............................   10,384,131
      1,797        Deluxe Corp ...................................       75,654
         87      * Electronic Arts, Inc ..........................        4,330
     17,120        Electronic Data Systems Corp ..................      315,522
     46,212      * EMC Corp ......................................      283,742
      5,700        Equifax, Inc ..................................      131,898
     24,411        First Data Corp ...............................      864,394
      8,250      * Fiserv, Inc ...................................      280,088
         91      * Gateway, Inc ..................................          286
      5,406        Hewlett-Packard Co ............................       93,848
    129,951        Intel Corp ....................................    2,023,337
    182,306        International Business Machines Corp ..........   14,128,715
         64      * Intuit, Inc ...................................        3,003
         32      * JDS Uniphase Corp .............................           79
         36      * KLA-Tencor Corp ...............................        1,273
         81      * Lexmark International, Inc ....................        4,901
      9,624        Linear Technology Corp ........................      247,529
         74      * Lucent Technologies, Inc ......................           93
         17        Maxim Integrated Products, Inc ................          562
         52      * Mercury Interactive Corp ......................        1,542
    445,611      * Microsoft Corp ................................   23,038,089
          9      * MIPS Technologies, Inc (Class B) ..............           26
      4,492        Molex, Inc ....................................      103,496
    422,150        Motorola, Inc .................................    3,651,598
          8      * National Semiconductor Corp ...................          120
      1,890      * NCR Corp ......................................       44,869
          7      * Network Appliance, Inc ........................           70
         15      * Novell, Inc ...................................           50
          5      * Palm, Inc .....................................           79


                       SEE NOTES TO FINANCIAL STATEMENTS

32   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - GROWTH & INCOME FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
      4,893      * Parametric Technology Corp .................... $     12,330
     11,425        Paychex, Inc ..................................      318,758
         80      * PMC-Sierra, Inc ...............................          445
         20      * Qualcomm, Inc .................................          728
         47      * Riverstone Networks, Inc ......................          102
          3      * Roxio, Inc ....................................           14
     15,400      * Sanmina-SCI Corp ..............................       69,146
         22        Scientific-Atlanta, Inc .......................          261
  1,028,526      * Sun Microsystems, Inc .........................    3,198,716
      7,488      * Sungard Data Systems, Inc .....................      176,417
    149,665      * Symantec Corp .................................    6,053,949
         22        Symbol Technologies, Inc ......................          181
         43      * Tektronix, Inc ................................          782
     11,199      * Tellabs, Inc ..................................       81,417
    506,428        Texas Instruments, Inc ........................    7,601,484
         71      * Thermo Electron Corp ..........................        1,429
         79      * Unisys Corp ...................................          782
         91      * Veritas Software Corp .........................        1,421
         42      * Vitesse Semiconductor Corp ....................           92
                                                                   ------------
                   TOTAL TECHNOLOGY                                  87,109,051
                                                                   ------------
 TRANSPORTATION--0.79%
         64      * AMR Corp ......................................          422
      7,349        Burlington Northern Santa Fe Corp .............      191,147
     11,166        CSX Corp ......................................      316,109
     11,351        FedEx Corp ....................................      615,451
      9,360        Norfolk Southern Corp .........................      187,106
      2,321        Ryder System, Inc .............................       52,083
      6,613      * Sabre Holdings Corp ...........................      119,761
     22,437        Southwest Airlines Co .........................      311,874
         25        Union Pacific Corp ............................        1,497
     33,667        United Parcel Service, Inc (Class B) ..........    2,123,714
                                                                   ------------
                   TOTAL TRANSPORTATION                               3,919,164
                                                                   ------------
 UTILITIES--6.08%
         73      * AES Corp ......................................          220
         52        Alltel Corp ...................................        2,652
      3,093        Ameren Corp ...................................      128,576
     13,423        American Electric Power Co, Inc ...............      366,851
    141,954        AT&T Corp .....................................    3,706,445
    540,480      * AT&T Wireless Services, Inc ...................    3,053,718
     58,900        BellSouth Corp ................................    1,523,743
         37        Centerpoint Energy, Inc .......................          315
      4,189        CenturyTel, Inc ...............................      123,073
      3,400        Cinergy Corp ..................................      114,648
         54        CMS Energy Corp ...............................          510
      4,167        Consolidated Edison, Inc ......................      178,431
      3,162        Constellation Energy Group, Inc ...............       87,967
      8,592        Dominion Resources, Inc .......................      471,701
      3,434        DTE Energy Co .................................      159,338
     31,600        Duke Energy Corp ..............................      617,464
      5,600        Dynegy, Inc (Class A) .........................        6,608
         49      * Edison International ..........................          581
         35        El Paso Corp ..................................          244
      6,848        Entergy Corp ..................................      312,200
         18        Exelon Corp ...................................          950
      7,818        FirstEnergy Corp ..............................      257,759
      3,407        FPL Group, Inc ................................      204,863
          5     b* Global Crossing Ltd ...........................            0
      3,793        KeySpan Corp ..................................      133,665
          6      * Mirant Corp ...................................           13
         19      * Nextel Communications, Inc (Class A) ..........          219
      3,700        Nicor, Inc ....................................      125,911
      6,032        NiSource, Inc .................................      120,640
      1,343      * NiSource, Inc (Sails) .........................        2,981
     18,100        Peoples Energy Corp ...........................      699,565
         40      * PG&E Corp .....................................          556
     42,900        Pinnacle West Capital Corp ....................    1,462,461
      5,847        PPL Corp ......................................      202,774
      8,232        Progress Energy, Inc ..........................      356,857
        500      * Progress Energy, Inc (Cvo) ....................          225
     10,489        Public Service Enterprise Group, Inc ..........      336,697
         92        Qwest Communications International, Inc .......          460
         85      * Reliant Resources, Inc ........................          272
         27        SBC Communications, Inc .......................          732
      5,873        Sempra Energy .................................      138,896
     23,900        Southern Co ...................................      678,521
     27,876        Sprint Corp (FON Group) .......................      403,644
         13      * Sprint Corp (PCS Group) .......................           57
     93,100        TECO Energy, Inc ..............................    1,440,257
         55        TXU Corp ......................................        1,027
    324,860        Verizon Communications, Inc ...................   12,588,350
         56      * WorldCom, Inc (WorldCom Group) ................            8
     14,984     b* Xcel Energy, Inc ..............................      164,824
                                                                   ------------
                   TOTAL UTILITIES                                   30,178,469
                                                                   ------------
                   TOTAL COMMON STOCK
                    (Cost $545,010,406)                             494,587,744
                                                                   ------------
SHORT TERM INVESTMENT--0.42%
 U.S. GOVERNMENT AND AGENCY DISCOUNTNOTE--0.42%
                   Federal Home Loan Bank (FHLB)
$ 2,100,000         1.18%,01/02/03 ...............................    2,099,865
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND
                    AGENCY DISCOUNTNOTE                               2,099,865
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                    (Cost $2,099,912)                                 2,099,865
                                                                   ------------
                   TOTAL PORTFOLIO--99.97%
                    (COST $547,120,852)                             496,697,705
                   OTHER ASSETS & LIABILITIES, NET--0.03%               145,378
                                                                   ------------
                   NET ASSETS--100.00%                             $496,843,083
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $576,627,649. Net unrealized depreciation of portfolio investments aggregated $79,929,944 of which $8,533,607 related to appreciated portfolio investments and $88,463,551 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry catergories in following their investment limitations on industry concentration.







                       SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   33

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

COMMON STOCK--97.80%
 AEROSPACE AND DEFENSE--1.35%
        403        AAR Corp ...................................... $      2,075
        476      * Alliant Techsystems, Inc ......................       29,679
        300      * Armor Holdings, Inc ...........................        4,131
        300      * Aviall, Inc ...................................        2,415
     12,263        Boeing Co .....................................      404,556
        226      * DRS Technologies, Inc .........................        7,081
         94      * Ducommun, Inc .................................        1,490
         91      * Dynamics Research Corp ........................        1,275
      3,707      * EchoStar Communications Corp (Class A) ........       82,518
        175        Engineered Support Systems, Inc ...............        6,434
      2,810        General Dynamics Corp .........................      223,030
     14,520      * General Motors Corp ...........................      155,364
      1,419        Goodrich Corp .................................       25,996
        119        Heico Corp ....................................        1,263
        163      * Herley Industries, Inc ........................        2,838
        156      * Hexcel Corp ...................................          468
         96      * Integrated Defense Technology, Inc ............        1,392
        285        Kaman Corp (Class A) ..........................        3,135
        997      * L-3 Communications Holdings, Inc ..............       44,775
        100      * Ladish Co, Inc ................................          806
      5,709        Lockheed Martin Corp ..........................      329,695
        274      * Moog, Inc (Class A) ...........................        8,505
      2,298        Northrop Grumman Corp .........................      222,968
        341      * Orbital Sciences Corp .........................        1,439
        560      * PanAmSat Corp .................................        8,198
      1,546        PerkinElmer, Inc ..............................       12,763
        731        Precision Castparts Corp ......................       17,727
      6,053        Raytheon Co ...................................      186,130
        721      * Remec, Inc ....................................        2,797
      2,803        Rockwell Collins, Inc .........................       65,198
         33      * Sequa Corp (Class A) ..........................        1,291
        392      * Teledyne Technologies, Inc ....................        6,147
      1,139      * Titan Corp ....................................       11,846
        216      * Triumph Group, Inc ............................        6,899
        288      * United Defense Industries, Inc ................        6,710
        200      * Viasat, Inc ...................................        2,308
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        1,891,342
                                                                   ------------
 BASIC INDUSTRIES--4.08%
        128      * Aaon, Inc .....................................        2,359
        113      * AEP Industries, Inc ...........................        1,477
      3,498        Air Products & Chemicals, Inc .................      149,540
        735      * Airgas, Inc ...................................       12,679
      1,392      * AK Steel Holding Corp .........................       11,136
        275        Albany International Corp (Class A) ...........        5,682
        448        Albemarle Corp ................................       12,746
     12,829        Alcoa, Inc ....................................      292,245
      1,624        Allegheny Technologies, Inc ...................       10,118
        401        Amcol International Corp ......................        2,326
        977      * American Standard Cos, Inc ....................       69,504
         87        American Woodmark Corp ........................        4,133
        249        Ameron International Corp .....................       13,732
        300      * Applied Films Corp ............................        5,997
        719        Aptargroup, Inc ...............................       22,462
        382        Arch Chemicals, Inc ...........................        6,972
        619        Arch Coal, Inc ................................       13,386
         90      * Avatar Holdings, Inc ..........................        2,070
      1,456        Avery Dennison Corp ...........................       88,932
        877        Ball Corp .....................................       44,894
        681        Bemis Co ......................................       33,798
      1,219        Black & Decker Corp ...........................       52,283
        793        Boise Cascade Corp ............................       19,999
        795        Bowater, Inc ..................................       33,350
        161      * Brush Engineered Materials, Inc ...............          886
        395      * Buckeye Technologies, Inc .....................        2,429
        200        Building Materials Holding Corp ...............        2,860
         77        Butler Manufacturing Co .......................        1,490
        971        Cabot Corp ....................................       25,770
        433      * Cabot Microelectronics Corp ...................       20,484
        328        Calgon Carbon Corp ............................        1,620
        463        Cambrex Corp ..................................       13,987
        296        Caraustar Industries, Inc .....................        2,806
        413        Carlisle Cos, Inc .............................       17,090
        269        Carpenter Technology Corp .....................        3,349
         41      * Castle (A.M.) & Co ............................          187
        100        Centex Construction Products, Inc .............        3,515
      1,023        Centex Corp ...................................       51,355
        200        Century Aluminum Co ...........................        1,482
        553      * Champion Enterprises, Inc .....................        1,576
        200        Chemed Corp ...................................        7,070
        180        Chesapeake Corp ...............................        3,213
        290        Clarcor, Inc ..................................        9,358
      1,255        Clayton Homes, Inc ............................       15,286
        131        Cleveland-Cliffs, Inc .........................        2,600
        270      * Collins & Aikman Corp .........................        1,202
        518      * Comfort Systems U.S.A., Inc ...................        1,735
        332        Commercial Metals Co ..........................        5,392
        285        Consol Energy, Inc ............................        4,925
      1,735        Crompton Corp .................................       10,323
      2,287      * Crown Cork & Seal Co, Inc .....................       18,182
        542      * Cytec Industries, Inc .........................       14,786
      1,811        D.R. Horton, Inc ..............................       31,421
        147        Deltic Timber Corp ............................        3,925
        360      * Dionex Corp ...................................       10,696
     13,809        Dow Chemical Co ...............................      410,157
        100      * Drew Industries, Inc ..........................        1,605
     15,103        Du Pont (E.I.) de Nemours & Co ................      640,367
        100      * Earthshell Corp ...............................           58
      1,258        Eastman Chemical Co ...........................       46,257
      1,866        Ecolab, Inc ...................................       92,367
        374        ElkCorp .......................................        6,470
        204      * EMCOR Group, Inc ..............................       10,814
        100      * Encore Wire Corp ..............................          905
        200      * Energy Conversion Devices, Inc ................        1,960
      1,723        Engelhard Corp ................................       38,509
        543        Ferro Corp ....................................       13,265
        426      * Fleetwood Enterprises, Inc ....................        3,344
        190        Florida Rock Industries, Inc ..................        7,230
      1,103        Fluor Corp ....................................       30,884
        578      * FMC Corp ......................................       15,791
        600      * Foamex International, Inc .....................        1,896
      1,228      * Freeport-McMoran Copper & Gold, Inc (Class A) .       20,606
        717        Georgia Gulf Corp .............................       16,591
      3,951        Georgia-Pacific Corp ..........................       63,864
        116        Gibraltar Steel Corp ..........................        2,209
        164        Glatfelter ....................................        2,158
        309        Granite Construction, Inc .....................        4,790
        459        Great Lakes Chemical Corp .....................       10,961
        200        Greif Brothers Corp (Class A) .................        4,760
        390        H.B. Fuller Co ................................       10,093
      1,023      * Hecla Mining Co ...............................        5,176
      1,112      * Hercules, Inc .................................        9,786
        200      * Hovnanian Enterprises, Inc (Class A) ..........        6,340
      1,676        IMC Global, Inc ...............................       17,883
        162      * Imco Recycling, Inc ...........................        1,317
        275      * Insituform Technologies, Inc (Class A) ........        4,689
        316      * Integrated Electrical Services, Inc ...........        1,217
      7,325        International Paper Co ........................      256,155
        256      * International Specialty Products, Inc .........        2,614


                       SEE NOTES TO FINANCIAL STATEMENTS

34   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 BASIC INDUSTRIES--(Continued)
         77        Interpool, Inc ................................ $      1,237
        592      * Jacobs Engineering Group, Inc .................       21,075
        157      * Jarden Corp ...................................        3,748
        735        KB Home .......................................       31,495
      7,935        Kimberly-Clark Corp ...........................      376,674
        727        Lennar Corp ...................................       37,513
        500        Lennox International, Inc .....................        6,275
        390      * Lone Star Technologies, Inc ...................        5,807
        795        Longview Fibre Co .............................        5,748
      2,001      * Louisiana-Pacific Corp ........................       16,128
        207        LSI Industries, Inc ...........................        2,867
        806        Lubrizol Corp .................................       24,583
        200      * Lydall, Inc ...................................        2,270
      2,010        Lyondell Chemical Co ..........................       25,406
        166        M/I Schottenstein Homes, Inc ..................        4,615
        358        MacDermid, Inc ................................        8,180
      7,307        Masco Corp ....................................      153,812
        860        Massey Energy Co ..............................        8,359
        139      * Material Sciences Corp ........................        1,799
        300      * Mattson Technology, Inc .......................          858
        266        MDC Holdings, Inc .............................       10,212
      2,936        MeadWestvaco Corp .............................       72,558
         11      * Mestek, Inc ...................................          197
      1,457        Millennium Chemicals, Inc .....................       13,871
        279        Minerals Technologies, Inc ....................       12,039
        200      * Mobile Mini, Inc ..............................        3,134
        400      * Modtech Holdings, Inc .........................        3,880
      3,891        Monsanto Co ...................................       74,902
        407      * Mueller Industries, Inc .......................       11,091
        669      * NCI Building Systems, Inc .....................       14,598
      5,157        Newmont Mining Corp ...........................      149,736
         82        NL Industries, Inc ............................        1,394
        136      * Nortek Holdings, Inc ..........................        6,222
         78      * Northwest Pipe Co .............................        1,349
        200      * NS Group, Inc .................................        1,304
      1,213        Nucor Corp ....................................       50,097
        127      * NVR, Inc ......................................       41,339
        145        Octel Corp ....................................        2,291
        942        Olin Corp .....................................       14,648
        390        OM Group, Inc .................................        2,683
        424      * Omnova Solutions, Inc .........................        1,709
        497      * Oregon Steel Mills, Inc .......................        1,998
        100      * Osmonics, Inc .................................        1,694
      1,823      * Owens-Illinois, Inc ...........................       26,579
        900      * Packaging Corp Of America .....................       16,416
      2,386      * Pactiv Corp ...................................       52,158
        169      * Palm Harbor Homes, Inc ........................        2,952
        391        Peabody Energy Corp ...........................       11,429
        104        Penford Corp ..................................        1,465
        300        Penn Engineering & Manufacturing Corp .........        3,195
        109        Penn Virginia Corp ............................        3,962
        200      * Penwest Pharmaceuticals Co ....................        2,120
      1,143      * Phelps Dodge Corp .............................       36,176
      2,829        Plum Creek Timber Co, Inc .....................       66,764
      1,278        PolyOne Corp ..................................        5,010
        200        Pope & Talbot, Inc ............................        2,852
        398        Potlatch Corp .................................        9,504
      2,611        PPG Industries, Inc ...........................      130,942
      2,437        Praxair, Inc ..................................      140,785
        872        Pulte Homes, Inc ..............................       41,790
        100        Quaker Chemical Corp ..........................        2,320
        354        Quanex Corp ...................................       11,859
        379        Rayonier, Inc .................................       17,150
        324        Reliance Steel & Aluminum Co ..................        6,752
        100        Roanoke Electric Steel Corp ...................          950
        146        Rock-Tenn Co (Class A) ........................        1,968
      2,245        Rohm & Haas Co ................................       72,918
        171        Royal Gold, Inc ...............................        4,261
      1,907        RPM International, Inc ........................       29,139
        257      * RTI International Metals, Inc .................        2,596
        251        Ryerson Tull, Inc .............................        1,531
        373        Ryland Group, Inc .............................       12,440
        526        Schulman (A.), Inc ............................        9,789
      1,343      * Sealed Air Corp ...............................       50,094
        549      * Shaw Group, Inc ...............................        9,031
      1,732        Sherwin-Williams Co ...........................       48,929
      1,262        Sigma-Aldrich Corp ............................       61,459
        141      * Silgan Holdings, Inc ..........................        3,480
        362      * Simpson Manufacturing Co, Inc .................       11,910
        134        Skyline Corp ..................................        3,953
      2,498      * Smurfit-Stone Container Corp ..................       38,447
        908        Snap-On, Inc ..................................       25,524
      1,515        Solutia, Inc ..................................        5,499
      1,384        Sonoco Products Co ............................       31,735
        117        Southern Peru Copper Corp .....................        1,685
        157        Spartech Corp .................................        3,239
        648        Standard-Pacific Corp .........................       16,038
      1,074        Stanley Works .................................       37,139
        567      * Steel Dynamics, Inc ...........................        6,821
        842      * Stillwater Mining Co ..........................        4,505
        725        Temple-Inland, Inc ............................       32,487
        423      * Terra Industries, Inc .........................          647
        338        Texas Industries, Inc .........................        8,213
        640      * Toll Brothers, Inc ............................       12,928
        341        Tredegar Corp .................................        5,115
         89      * Trex Co, Inc ..................................        3,142
        300      * U.S. Concrete, Inc ............................        1,641
      1,413        United States Steel Corp ......................       18,539
        455        Universal Forest Products, Inc ................        9,701
        396      * URS Corp ......................................        5,635
        941        USEC, Inc .....................................        5,665
        586     b* USG Corp ......................................        4,952
        736        Valspar Corp ..................................       32,516
      1,430        Vulcan Materials Co ...........................       53,625
        164        Watsco, Inc ...................................        2,686
        497        Wausau-Mosinee Paper Corp .....................        5,576
         94      * WCI Communities, Inc ..........................          959
        352        WD-40 Co ......................................        9,300
        928        Wellman, Inc ..................................       12,519
        248        West Pharmaceutical Services, Inc .............        6,051
      3,324        Weyerhaeuser Co ...............................      163,574
         67      * William Lyon Homes, Inc .......................        1,463
        963        Worthington Industries, Inc ...................       14,676
        896      * WR Grace & Co .................................        1,756
        539        York International Corp .......................       13,782
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             5,711,711
                                                                   ------------
 CONSUMER CYCLICAL--10.46%
         79      * 1-800 Contacts, Inc ...........................        2,178
        737      * 99 Cents Only Stores ..........................       19,796
        167        Aaron Rents, Inc ..............................        3,652
      1,254      * Abercrombie & Fitch Co (Class A) ..............       25,657
        210      * Acacia Research-Acacia Technologies ...........          506
        800      * Acclaim Entertainment, Inc ....................          528
        200      * Acme Communication, Inc .......................        1,594
        191        Action Performance Cos, Inc ...................        3,629
        192      * Advance Auto Parts ............................        9,389
        200        Advanced Marketing Services, Inc ..............        2,940
        171      * Aeropostale, Inc ..............................        1,807
        162      * AFC Enterprises, Inc ..........................        3,404


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   35

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER CYCLICAL--(Continued)
        103      * Aftermarket Technology Corp ................... $      1,494
        523      * Alliance Gaming Corp ..........................        8,907
        568      * AMC Entertainment, Inc ........................        5,027
        132      * Amerco, Inc ...................................          583
        410      * American Axle & Manufacturing Holdings, Inc ...        9,602
        817      * American Eagle Outfitters, Inc ................       11,258
         96      * Ameristar Casinos, Inc ........................        1,354
        118        Angelica Corp .................................        2,437
        612      * AnnTaylor Stores Corp .........................       12,497
     65,395      * AOL Time Warner, Inc ..........................      856,675
        488        Apogee Enterprises, Inc .......................        4,368
        824        Applebee's International, Inc .................       19,109
        168        Arctic Cat, Inc ...............................        2,688
        341      * Argosy Gaming Co ..............................        6,455
      1,092        ArvinMeritor, Inc .............................       18,204
      1,284        Autoliv, Inc ..................................       26,874
        650      * Aztar Corp ....................................        9,282
        790      * Bally Total Fitness Holding Corp ..............        5,601
        148        Bandag, Inc ...................................        5,725
        142        Barnes Group, Inc .............................        2,890
        100        Bassett Furniture Industries, Inc .............        1,432
         81      * Beasley Broadcast Group, Inc (Class A) ........          969
        110      * Bebe Stores, Inc ..............................        1,474
      4,434      * Bed Bath & Beyond, Inc ........................      153,106
      1,142        Belo Corp (Class A) ...........................       24,347
        100      * Benihana, Inc (Class A) .......................        1,350
      1,715      * Big Lots, Inc .................................       22,689
        109        Blair Corp ....................................        2,542
        400        Blockbuster, Inc (Class A) ....................        4,900
        545        Bob Evans Farms, Inc ..........................       12,726
        520      * Boca Resorts, Inc (Class A) ...................        5,564
        394        BorgWarner, Inc ...............................       19,865
        539        Bowne & Co, Inc ...............................        6,441
        836      * Boyd Gaming Corp ..............................       11,746
        243      * Boyds Collection Ltd ..........................        1,616
      1,442      * Brinker International, Inc ....................       46,505
        116      * Brookstone, Inc ...............................        1,677
        269        Brown Shoe Co, Inc ............................        6,410
      1,233        Brunswick Corp ................................       24,487
        200      * Buca, Inc .....................................        1,664
        100      * Buckle, Inc ...................................        1,800
        244        Burlington Coat Factory Warehouse Corp ........        4,380
         34        Bush Industries, Inc (Class A) ................          165
      2,053      * Cablevision Systems Corp (Class A) ............       34,367
        199      * California Pizza Kitchen, Inc .................        5,015
        930        Callaway Golf Co ..............................       12,323
        128        Cascade Corp ..................................        2,042
        541      * Catalina Marketing Corp .......................       10,009
        157        Cato Corp (Class A) ...........................        3,390
        921        CBRL Group, Inc ...............................       27,750
        554      * CEC Entertainment, Inc ........................       17,008
        195      * Central Garden & Pet Co .......................        3,609
        137      * Championship Auto Racing Teams, Inc ...........          507
        152      * Charlotte Russe Holding, Inc ..................        1,613
      1,471      * Charming Shoppes, Inc .........................        6,149
      1,600      * Charter Communications, Inc (Class A) .........        1,888
        400      * Cherokee, Inc .................................        5,840
        100      * Chicago Pizza & Brewery, Inc ..................          690
        941      * Chico's FAS, Inc ..............................       17,794
        217      * Children's Place Retail Stores, Inc ...........        2,309
        306      * Choice Hotels International, Inc ..............        6,946
        322      * Christopher & Banks Corp ......................        6,682
         73        Churchill Downs, Inc ..........................        2,787
        695      * CKE Restaurants, Inc ..........................        2,989
        656        Claire's Stores, Inc ..........................       14,478
      7,830      * Clear Channel Communications, Inc .............      291,981
      1,214      * Coach, Inc ....................................       39,965
        163        Coachmen Industries, Inc ......................        2,575
        410      * Coldwater Creek, Inc ..........................        7,872
        100      * Cole National Corp ............................        1,140
        371      * Columbia Sportswear Co ........................       16,480
     19,293      * Comcast Corp ..................................      454,736
     14,353      * Comcast Corp Special ..........................      324,234
        754        Cooper Tire & Rubber Co .......................       11,566
      1,057      * Copart, Inc ...................................       12,515
      3,138      * Cox Communications, Inc (Class A) .............       89,119
        464      * Cox Radio, Inc (Class A) ......................       10,584
        100        CPI Corp ......................................        1,449
        240      * Crown Media Holdings, Inc (Class A) ...........          542
         23      * CSS Industries, Inc ...........................          761
        475      * Cumulus Media, Inc (Class A) ..................        7,063
      2,189        Dana Corp .....................................       25,743
      2,371        Darden Restaurants, Inc .......................       48,487
        150      * Dave & Buster's, Inc ..........................        1,298
      8,377        Delphi Corp ...................................       67,435
        151      * Department 56, Inc ............................        1,948
        955        Dillard's, Inc (Class A) ......................       15,146
      3,999        Dollar General Corp ...........................       47,788
        391      * Dollar Thrifty Automotive Group, Inc ..........        8,270
      1,656      * Dollar Tree Stores, Inc .......................       40,688
        636        Donaldson Co, Inc .............................       22,896
        105        Dover Downs Gaming & Entertainment, Inc .......          954
        151        Dover Motorsport, Inc .........................          702
        813        Dow Jones & Co, Inc ...........................       35,146
        418      * Dress Barn, Inc ...............................        5,559
        158      * Dura Automotive Systems, Inc ..................        1,586
      4,390        Eastman Kodak Co ..............................      153,826
        562      * Elizabeth Arden, Inc ..........................        8,318
        872      * Emmis Communications Corp (Class A) ...........       18,164
        479      * Entercom Communications Corp ..................       22,475
        658      * Entravision Communications Corp (Class A) .....        6,567
        440        Equity Inns, Inc ..............................        2,649
        200      * Escalade, Inc .................................        4,000
      1,102      * Extended Stay America, Inc ....................       16,255
        335        Factset Research Systems, Inc .................        9,470
      2,492        Family Dollar Stores, Inc .....................       77,775
      2,998      * Federated Department Stores, Inc ..............       86,222
        200      * Finish Line, Inc (Class A) ....................        2,110
         68        Fisher Communications, Inc ....................        3,585
         28        Florida East Coast Industries, Inc (Class B) ..          618
      2,096        Foot Locker, Inc ..............................       22,008
        233      * Footstar, Inc .................................        1,622
     27,597        Ford Motor Co .................................      256,661
        265        Forest City Enterprises, Inc (Class A) ........        8,838
        275      * Fossil, Inc ...................................        5,594
      1,933      * Fox Entertainment Group, Inc (Class A) ........       50,123
        297        Fred's, Inc ...................................        7,646
        300        Friedman's, Inc (Class A) .....................        2,604
        316        G & K Services, Inc (Class A) .................       11,187
      4,064        Gannett Co, Inc ...............................      291,795
      9,523        Gap, Inc ......................................      147,797
        268      * Gaylord Entertainment Co ......................        5,521
      3,078      * Gemstar-TV Guide International, Inc ...........       10,004
        426        GenCorp, Inc ..................................        3,374
      8,664        General Motors Corp ...........................      319,355
        246      * Genesco, Inc ..................................        4,583
      1,063      * Gentex Corp ...................................       33,633
      2,670        Genuine Parts Co ..............................       82,236
      2,411        Goodyear Tire & Rubber Co .....................       16,419


                       SEE NOTES TO FINANCIAL STATEMENTS

36   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER CYCLICAL--(Continued)
        216      * Goody's Family Clothing, Inc .................. $        959
        850        Graco, Inc ....................................       24,353
        248        Gray Television, Inc (Class A) ................        2,939
          4        Grey Global Group, Inc ........................        2,444
        257      * Group 1 Automotive, Inc .......................        6,137
        219      * GSI Commerce, Inc .............................          799
         28      * Guess?, Inc ...................................          117
        183      * Guitar Center, Inc ............................        3,030
        184      * Gulfmark Offshore, Inc ........................        2,714
        410      * Gymboree Corp .................................        6,503
        200        Hancock Fabrics, Inc ..........................        3,050
        405      * Handleman Co ..................................        4,658
      4,654        Harley-Davidson, Inc ..........................      215,015
        555        Harman International Industries, Inc ..........       33,023
      1,763      * Harrah's Entertainment, Inc ...................       69,815
        506      * Harris Interactive, Inc .......................        1,493
        803        Harte-Hanks, Inc ..............................       14,992
        168        Haverty Furniture Cos, Inc ....................        2,335
        181      * Hearst-Argyle Television, Inc .................        4,364
        100      * Hibbett Sporting Goods, Inc ...................        2,392
      4,542        Hilton Hotels Corp ............................       57,729
        904      * Hispanic Broadcasting Corp ....................       18,577
        708        Hollinger International, Inc ..................        7,193
        100      * Hollywood Casino Corp (Class A) ...............        1,228
        723      * Hollywood Entertainment Corp ..................       10,917
        700      * Hot Topic, Inc ................................       16,016
        191      * iDine Rewards Network, Inc ....................        2,028
        271      * IHOP Corp .....................................        6,504
        100      * IMPCO Technologies, Inc .......................          469
        185      * Information Holdings, Inc .....................        2,871
        700      * Insight Communications Co, Inc ................        8,666
        561      * Interactive Data Corp .........................        7,714
        294        Intermet Corp .................................        1,235
      1,334      * International Game Technology .................      101,277
        378        International Speedway Corp (Class A) .........       14,096
      6,149        Interpublic Group Of Cos, Inc .................       86,578
        307      * Intertan, Inc .................................        2,195
        243      * Isle Of Capri Casinos, Inc ....................        3,217
      3,972        J.C. Penney Co, Inc ...........................       91,396
        505      * Jack In The Box, Inc ..........................        8,731
        315      * Jakks Pacific, Inc ............................        4,243
        196      * Jo-Ann Stores, Inc (Class A) ..................        4,502
      1,317        Johnson Controls, Inc .........................      105,584
      1,914      * Jones Apparel Group, Inc ......................       67,832
        379      * Journal Register Co ...........................        6,739
        300      * K2, Inc .......................................        2,820
        304        Kellwood Co ...................................        7,904
        100      * Kenneth Cole Productions, Inc (Class A) .......        2,030
        140      * Keystone Automotive Industries, Inc ...........        2,103
        620        Kimball International, Inc (Class B) ..........        8,835
        192      * Kirby Corp ....................................        5,259
      1,240        Knight Ridder, Inc ............................       78,430
      4,491      * Kohl's Corp ...................................      251,271
        673      * Krispy Kreme Doughnuts, Inc ...................       22,727
        243      * Kroll, Inc ....................................        4,636
        236        K-Swiss, Inc (Class A) ........................        5,124
      1,180      * Lamar Advertising Co ..........................       39,707
        301        Landry's Restaurants, Inc .....................        6,393
        231        LaSalle Hotel Properties ......................        3,234
        820        La-Z-Boy, Inc .................................       19,664
      1,071      * Lear Corp .....................................       35,643
        758        Lee Enterprises, Inc ..........................       25,408
      2,684        Leggett & Platt, Inc ..........................       60,229
        201        Libbey, Inc ...................................        5,226
     40,491      * Liberty Media Corp (Class A) ..................      361,990
      6,473        Limited Brands, Inc ...........................       90,180
        233      * Lin TV Corp (Class A) .........................        5,674
        749      * Linens `n Things, Inc .........................       16,927
      1,460        Liz Claiborne, Inc ............................       43,289
        100      * Lodgenet Entertainment Corp ...................        1,068
        325        Lone Star Steakhouse & Saloon, Inc ............        6,286
        184      * Luby's, Inc ...................................          535
        655      * Mandalay Resort Group .........................       20,050
        485        Marcus Corp ...................................        6,887
      2,780        Marriott International, Inc (Class A) .........       91,379
        100      * Martha Stewart Living Omnimedia, Inc (Class A)           987
        187      * Maxwell Shoe Co, Inc (Class A) ................        2,173
      4,342        May Department Stores Co ......................       99,779
      1,161        Maytag Corp ...................................       33,089
        387        McClatchy Co (Class A) ........................       21,955
     19,321        McDonald's Corp ...............................      310,682
      2,983        McGraw-Hill Cos, Inc ..........................      180,293
        174        Media General, Inc (Class A) ..................       10,431
        695      * Mediacom Communications Corp ..................        6,123
        140      * Medis Technologies Ltd ........................          700
        396      * Men's Wearhouse, Inc ..........................        6,791
        639        Meredith Corp .................................       26,269
        218      * Metro One Telecommunications, Inc .............        1,406
        679      * Metro-Goldwyn-Mayer, Inc ......................        8,827
      1,030      * MGM Mirage ....................................       33,959
      1,010      * Michaels Stores, Inc ..........................       31,613
        227      * Micros Systems, Inc ...........................        5,089
        130        Midas, Inc ....................................          836
        311      * Midway Games, Inc .............................        1,297
        484        Modine Manufacturing Co .......................        8,557
        803      * Mohawk Industries, Inc ........................       45,731
        297      * Monaco Coach Corp .............................        4,915
         73      * Monro Muffler Brake, Inc ......................        1,234
        100      * Mothers Work, Inc .............................        3,523
        237      * Movie Gallery, Inc ............................        3,081
        382      * MSC Industrial Direct Co (Class A) ............        6,781
        200      * MTR Gaming Group, Inc .........................        1,592
        140      * Multimedia Games, Inc .........................        3,844
        211        Myers Industries, Inc .........................        2,258
        128        National Presto Industries, Inc ...............        3,761
        317      * Nautica Enterprises, Inc ......................        3,522
        399      * Nautilus Group, Inc ...........................        5,331
        466      * Neiman Marcus Group, Inc (Class A) ............       14,162
        100      * Netratings, Inc ...............................          720
      2,089        New York Times Co (Class A) ...................       95,530
      1,100        Nike, Inc (Class B) ...........................       48,917
      1,503        Nordstrom, Inc ................................       28,512
        309      * Oakley, Inc ...................................        3,173
        153      * O'Charley's, Inc ..............................        3,141
      2,823        Omnicom Group, Inc ............................      182,366
        628      * O'Reilly Automotive, Inc ......................       15,882
        133        Oshkosh B'gosh, Inc (Class A) .................        3,731
        206        Oshkosh Truck Corp ............................       12,669
        899        Outback Steakhouse, Inc .......................       30,962
        124        Oxford Industries, Inc ........................        3,181
        221      * P.F. Chang's China Bistro, Inc ................        8,022
        606      * Pacific Sunwear Of California, Inc ............       10,720
        421      * Panera Bread Co (Class A) .....................       14,655
        185      * Papa John's International, Inc ................        5,158
      4,388      * Park Place Entertainment Corp .................       36,859
        126      * Parkervision, Inc .............................        1,028
        307      * Payless Shoesource, Inc .......................       15,801
        750      * Penn National Gaming, Inc .....................       11,895
        361      * Penton Media, Inc .............................          245
        602      * Performance Food Group Co .....................       20,443
        285        Phillips-Van Heusen Corp ......................        3,295


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   37

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER CYCLICAL--(Continued)
      1,364        Pier 1 Imports, Inc ........................... $     25,821
        788      * Pinnacle Entertainment, Inc ...................        5,461
        805      * Pinnacle Systems, Inc .........................       10,956
        445      * Pixar, Inc ....................................       23,581
        186      * PLATO Learning, Inc ...........................        1,109
        275      * Playboy Enterprises, Inc (Class B) ............        2,786
        456        Polaris Industries, Inc .......................       26,722
        421      * Polo Ralph Lauren Corp ........................        9,161
        303      * Presstek, Inc .................................        1,397
        200      * Pricesmart, Inc ...............................        4,646
        684      * Prime Hospitality Corp ........................        5,575
      1,788      * Primedia, Inc .................................        3,685
        100      * Private Media Group, Inc ......................          325
        127        Pulitzer, Inc .................................        5,709
        100      * Quaker Fabric Corp ............................          695
        267      * Quiksilver, Inc ...............................        7,118
        116      * Racing Champions Ertl Corp ....................        1,583
        732      * Radio One, Inc (Class A) ......................       10,702
        664      * Radio One, Inc (Class D) ......................        9,582
        343      * Rare Hospitality International, Inc ...........        9,474
        569      * Raytech Corp ..................................        3,243
      1,643        Reader's Digest Association, Inc (Class A) ....       24,809
        677      * Reebok International Ltd ......................       19,904
        247        Regal Entertainment Group (Class A) ...........        5,291
        200      * Regent Communications, Inc ....................        1,182
        490        Regis Corp ....................................       12,735
        564      * Rent-A-Center, Inc ............................       28,172
        260      * Resources Connection, Inc .....................        6,035
        115      * Rex Stores Corp ...............................        1,174
         82        Riviana Foods, Inc ............................        2,216
      1,083        Ross Stores, Inc ..............................       45,908
        927        Ruby Tuesday, Inc .............................       16,028
        304        Russell Corp ..................................        5,089
        625      * Ryan's Family Steak Houses, Inc ...............        7,094
        161      * Saga Communications, Inc (Class A) ............        3,059
      1,781      * Saks, Inc .....................................       20,909
        100      * Salem Communications Corp (Class A) ...........        2,497
         34      * Salton, Inc ...................................          327
         34        Schawk, Inc ...................................          337
        413      * Scholastic Corp ...............................       14,847
        329      * Scientific Games Corp (Class A) ...............        2,389
        268      * Scotts Co (Class A) ...........................       13,143
        185      * SCP Pool Corp .................................        5,402
        499        Scripps (E.W.) Co (Class A) ...................       38,398
      4,284        Sears Roebuck & Co ............................      102,602
         98      * Shoe Carnival, Inc ............................        1,373
        394      * ShopKo Stores, Inc ............................        4,905
        211      * Shuffle Master, Inc ...........................        4,032
        394      * Sinclair Broadcast Group, Inc (Class A) .......        4,582
        761      * Sirius Satellite Radio, Inc ...................          487
      1,074      * Six Flags, Inc ................................        6,133
        167        Smith (A.O.) Corp .............................        4,511
        300      * Sonic Automotive, Inc .........................        4,461
        414      * Sonic Corp ....................................        8,493
        568      * Sotheby's Holdings, Inc (Class A) .............        5,112
        500      * Spanish Broadcasting System, Inc (Class A) ....        3,600
        123        Spartan Motors, Inc ...........................        1,400
        187        Speedway Motorsports, Inc .....................        4,821
        200      * Sports Resorts International, Inc .............        1,174
        273      * Stage Stores, Inc .............................        5,744
        130        Standard Motor Products, Inc ..................        1,690
         70      * Stanley Furniture Co, Inc .....................        1,628
      5,787      * Starbucks Corp ................................      117,939
      3,030        Starwood Hotels & Resorts Worldwide, Inc ......       71,932
        472      * Station Casinos, Inc ..........................        8,354
        413        Steelcase, Inc (Class A) ......................        4,526
        206      * Stein Mart, Inc ...............................        1,257
        100      * Steven Madden Ltd .............................        1,807
        176      * Stoneridge, Inc ...............................        2,094
        473        Stride Rite Corp ..............................        3,391
        273        Sturm Ruger & Co, Inc .........................        2,613
        374        Superior Industries International, Inc ........       15,469
        400      * Sylvan Learning Systems, Inc ..................        6,560
        346        Talbots, Inc ..................................        9,525
         20        Tanger Factory Outlet Centers, Inc ............          620
     13,769        Target Corp ...................................      413,070
        200      * TBC Corp ......................................        2,402
        517      * Tenneco Automotive, Inc .......................        2,089
        790      * The Cheesecake Factory, Inc ...................       28,559
        448      * The Sports Authority, Inc .....................        3,136
        290      * The Steak n Shake Co ..........................        2,900
        452        Thor Industries, Inc ..........................       15,562
        550      * THQ, Inc ......................................        7,288
      1,625        Tiffany & Co ..................................       38,854
        313      * Timberland Co (Class A) .......................       11,146
      8,187        TJX Cos, Inc ..................................      159,810
        463      * Too, Inc ......................................       10,890
        564      * Topps Co, Inc .................................        4,907
      1,351      * Tower Automotive, Inc .........................        6,080
      2,960        Tribune Co ....................................      134,562
        105      * Tropical Sportswear International Corp ........          942
      2,854      * U.S.A. Interactive, Inc .......................       65,242
        723      * Unifi, Inc ....................................        3,796
      1,012      * UnitedGlobalcom, Inc (Class A) ................        2,429
        200      * Universal Electronics, Inc ....................        1,948
      2,343      * Univision Communications, Inc (Class A) .......       57,404
        100      * Urban Outfitters, Inc .........................        2,357
         84      * Vail Resorts, Inc .............................        1,274
        894      * Valassis Communications, Inc ..................       26,310
        200      * Vans, Inc .....................................        1,136
        221      * Vastera, Inc ..................................        1,249
      1,313        VF Corp .......................................       47,334
     23,670      * Viacom, Inc (Class B) .........................      964,789
      2,103        Visteon Corp ..................................       14,644
        281      * Wabash National Corp ..........................        2,355
     41,516        Wal-Mart Stores, Inc ..........................    2,096,973
     30,981        Walt Disney Co ................................      505,316
         66        Washington Post Co (Class B) ..................       48,708
      1,664        Wendy's International, Inc ....................       45,044
        141      * West Marine, Inc ..............................        1,930
        140      * Westpoint Stevens, Inc ........................           83
      1,147      * Westwood One, Inc .............................       42,852
        391      * Wet Seal, Inc (Class A) .......................        4,208
        980        Whirlpool Corp ................................       51,176
        476        Wiley (John) & Sons, Inc (Class A) ............       11,429
      1,516      * Williams-Sonoma, Inc ..........................       41,159
        100      * Wilsons The Leather Experts, Inc ..............          500
        265        Winnebago Industries, Inc .....................       10,396
        186      * WMS Industries, Inc ...........................        2,786
        655        Wolverine World Wide, Inc .....................        9,897
        100        Woodward Governor Co ..........................        4,350
        100      * World Wrestling Federation Entertainment, Inc            805
        677      * XM Satellite Radio Holdings, Inc ..............        1,821
      6,146      * Yahoo!, Inc ...................................      100,502
        185      * Young Broadcasting, Inc (Class A) .............        2,436
      4,423      * Yum! Brands, Inc ..............................      107,125
        433      * Zale Corp .....................................       13,813
        282      * Zomax, Inc ....................................        1,199
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL .......................   14,634,568
                                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

38   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER NON-CYCLICAL--10.23%
        100      * 1-800-Flowers.com, Inc (Class A) .............. $        625
        287      * 7-Eleven, Inc .................................        2,153
        164      * AC Moore Arts & Crafts, Inc ...................        2,084
        494        Alberto-Culver Co (Class B) ...................       24,898
      5,740        Albertson's, Inc ..............................      127,772
      2,836      * Amazon.Com, Inc ...............................       53,572
        957      * American Greetings Corp (Class A) .............       15,121
        363      * American Italian Pasta Co (Class A) ...........       13,061
     13,305        Anheuser-Busch Cos, Inc .......................      643,962
        185      * Applica, Inc ..................................          925
        412      * Aramark Corp (Class B) ........................        9,682
      8,717        Archer Daniels Midland Co .....................      108,091
        266      * Aurora Foods, Inc .............................          207
      2,922      * Autonation, Inc ...............................       36,700
      1,131      * Autozone, Inc .................................       79,905
      3,619        Avon Products, Inc ............................      194,956
        703        Barnes & Noble, Inc ...........................       12,703
      3,803      * Best Buy Co, Inc ..............................       91,842
      1,175      * BJ's Wholesale Club, Inc ......................       21,503
        431        Blyth, Inc ....................................       11,534
      1,194      * Borders Group, Inc ............................       19,223
        100      * Boston Beer Co, Inc (Class A) .................        1,430
        507        Brown-Forman Corp (Class B) ...................       33,138
        432      * Cadiz, Inc ....................................          238
      3,466        Campbell Soup Co ..............................       81,347
      1,458      * Carmax, Inc ...................................       26,069
        499        Casey's General Stores, Inc ...................        6,093
        885      * CDW Computer Centers, Inc .....................       38,807
        491      * Chiquita Brands International, Inc ............        6,511
        446        Church & Dwight Co, Inc .......................       13,572
      3,164        Circuit City Stores, Inc (Circuit City Group) .       23,477
      2,593        Clorox Co .....................................      106,961
     30,891        Coca-Cola Co ..................................    1,353,644
      3,493        Coca-Cola Enterprises, Inc ....................       75,868
      8,304        Colgate-Palmolive Co ..........................      435,379
      8,156        Conagra Foods, Inc ............................      204,006
        944      * Constellation Brands, Inc (Class A) ...........       22,382
        580        Coors (Adolph) Co (Class B) ...................       35,525
        511        Corn Products International, Inc ..............       15,396
        307      * Cost Plus, Inc ................................        8,802
      6,919      * Costco Wholesale Corp .........................      194,147
      5,968        CVS Corp ......................................      149,021
      1,382      * Dean Foods Co .................................       51,272
         58        Deb Shops, Inc ................................        1,288
        105      * DEL Laboratories, Inc .........................        2,121
      2,635      * Del Monte Foods Co ............................       20,290
        645        Delta & Pine Land Co ..........................       13,164
      1,338        Dial Corp .....................................       27,255
        677        DIMON, Inc ....................................        4,062
        676        Dole Food Co ..................................       22,024
        334        Dreyer's Grand Ice Cream, Inc .................       23,701
        320      * Duane Reade, Inc ..............................        5,440
      2,330      * eBay, Inc .....................................      158,021
        121      * Electronics Boutique Holdings Corp ............        1,913
      1,450      * Energizer Holdings, Inc .......................       40,483
      1,638        Estee Lauder Cos (Class A) ....................       43,243
        408        Ethan Allen Interiors, Inc ....................       14,023
        100      * Expedia, Inc (Class A) ........................        6,693
         19      * Expedia, Inc Wts 02/04/09 .....................          688
        147      * Factory 2-U Stores, Inc .......................          501
        228      * FAO, Inc ......................................          107
      1,010        Fastenal Co ...................................       37,764
        100      * Finlay Enterprises, Inc .......................        1,206
        745        Fleming Cos, Inc ..............................        4,895
        303        Flowers Foods, Inc ............................        5,912
        353      * FTI Consulting, Inc ...........................       14,173
        751      * Furniture Brands International, Inc ...........       17,911
        142      * Galyans Trading Co, Inc .......................        1,420
        247      * Gamestop Corp .................................        2,421
         86      * Gart Sports Co ................................        1,664
      5,551        General Mills, Inc ............................      260,619
     16,203        Gillette Co ...................................      491,923
        229      * Great Atlantic & Pacific Tea Co, Inc ..........        1,846
      5,303        H.J. Heinz Co .................................      174,310
        294      * Hain Celestial Group, Inc .....................        4,469
      2,226        Hasbro, Inc ...................................       25,710
      1,298        Herman Miller, Inc ............................       23,883
      1,438        Hershey Foods Corp ............................       96,979
     35,871        Home Depot, Inc ...............................      859,469
      1,203        Hormel Foods Corp .............................       28,066
        326        Hughes Supply, Inc ............................        8,906
         36        Ingles Markets, Inc (Class A) .................          424
        576      * Insight Enterprises, Inc ......................        4,787
        655        Interface, Inc (Class A) ......................        2,011
      1,070        International Flavors & Fragrances, Inc .......       37,557
        164      * International Multifoods Corp .................        3,475
        596        Interstate Bakeries Corp ......................        9,089
         84      * J & J Snack Foods Corp ........................        3,000
        641        J.M. Smucker Co ...............................       25,518
        150      * Jill (J.) Group, Inc ..........................        2,097
      3,873        Kellogg Co ....................................      132,728
      4,249        Kraft Foods, Inc (Class A) ....................      165,414
     11,981      * Kroger Co .....................................      185,106
        429        Lancaster Colony Corp .........................       16,765
        291        Lance, Inc ....................................        3,445
        500      * Lithia Motors, Inc (Class A) ..................        7,845
        356        Loews Corp (Carolina Group) ...................        7,216
        417        Longs Drug Stores Corp ........................        8,649
     11,786        Lowe's Cos ....................................      441,975
        100      * MarineMax, Inc ................................        1,181
        700      * Marvel Enterprises, Inc .......................        6,286
      6,574        Mattel, Inc ...................................      125,892
      1,907        McCormick & Co, Inc (Non-Vote) ................       44,242
        192      * Monterey Pasta Co .............................          720
        112        Movado Group, Inc .............................        2,107
        171        Nash Finch Co .................................        1,322
        152        Nature's Sunshine Products, Inc ...............        1,476
        823      * NBTY, Inc .....................................       14,468
        100      * NetFlix, Inc ..................................        1,101
      4,022        Newell Rubbermaid, Inc ........................      121,987
        672        Nu Skin Enterprises, Inc (Class A) ............        8,044
      4,739      * Office Depot, Inc .............................       69,948
      1,627      * OfficeMax, Inc ................................        8,135
        152        Oneida Ltd ....................................        1,677
        200      * Party City Corp ...............................        2,400
        400      * Pathmark Stores, Inc ..........................        2,028
        121      * PC Connection, Inc ............................          613
        118      * Peets Coffee & Tea, Inc .......................        1,667
        200      * Penn Traffic Co ...............................          700
        774        Pep Boys-Manny Moe & Jack .....................        8,978
      2,703        Pepsi Bottling Group, Inc .....................       69,467
      1,460        PepsiAmericas Inc .............................       19,608
     26,919        PepsiCo, Inc ..................................    1,136,520
        932      * Perrigo Co ....................................       11,324
        198      * Petco Animal Supplies, Inc ....................        4,641
      2,111      * Petsmart, Inc .................................       36,161
     32,620        Philip Morris Cos, Inc ........................    1,322,089
        161        Pilgrim's Pride Corp (Class B) ................        1,320
        908      * Playtex Products, Inc .........................        8,971


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   39

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER NON-CYCLICAL--(Continued)
      1,415      * Priceline.com, Inc ............................ $      2,264
        220      * Princeton Review, Inc .........................        1,089
     19,799        Procter & Gamble Co ...........................    1,701,526
      1,358        R.J. Reynolds Tobacco Holdings, Inc ...........       57,185
      2,617        RadioShack Corp ...............................       49,043
        408      * Ralcorp Holdings, Inc .........................       10,257
        244      * Restoration Hardware, Inc .....................        1,222
         75      * Revlon, Inc (Class A) .........................          230
      7,486      * Rite Aid Corp .................................       18,341
        132      * Robert Mondavi Corp (Class A) .................        4,092
        414        Ruddick Corp ..................................        5,668
        139        Russ Berrie & Co, Inc .........................        4,695
      7,118      * Safeway, Inc ..................................      166,276
         69        Sanderson Farms, Inc ..........................        1,443
     11,944        Sara Lee Corp .................................      268,859
        156        Schweitzer-Mauduit International, Inc .........        3,822
        777        Sensient Technologies Corp ....................       17,459
         96      * Sharper Image Corp ............................        1,673
        200      * Skechers U.S.A., Inc (Class A) ................        1,698
         28      * Smart & Final, Inc ............................          146
      1,642      * Smithfield Foods, Inc .........................       32,577
        500      * Stamps.com, Inc ...............................        2,335
        300        Standard Commercial Corp ......................        5,430
      7,048      * Staples, Inc ..................................      128,978
         33      * Steinway Musical Instruments, Inc .............          537
        122        Stepan Co .....................................        3,050
        900      * Summit America Television, Inc ................        2,403
        300        Tasty Baking Co ...............................        2,610
        453      * The Bombay Co, Inc ............................        2,265
        246        Thomas Industries, Inc ........................        6,411
        447      * Ticketmaster (Class B) ........................        9,485
        393        Tootsie Roll Industries, Inc ..................       12,057
      2,866      * Toys "R" Us, Inc ..............................       28,660
        186      * Tractor Supply Co .............................        6,994
        228      * Trans World Entertainment Corp ................          828
        161      * Triarc Cos, Inc ...............................        4,225
        129      * Tuesday Morning Corp ..........................        2,206
        767        Tupperware Corp ...............................       11,566
        240      * Tweeter Home Entertainment Group, Inc .........        1,387
      3,377        Tyson Foods, Inc (Class A) ....................       37,901
        205      * United Auto Group, Inc ........................        2,556
        260      * United Natural Foods, Inc .....................        6,591
        317        Universal Corp ................................       11,716
      2,517        UST, Inc ......................................       84,143
        294      * Valuevision International, Inc (Class A) ......        4,404
        267        Vector Group Ltd ..............................        3,103
     15,516        Walgreen Co ...................................      452,912
        145      * Water Pik Technologies, Inc ...................        1,066
        543      * Weight Watchers International, Inc ............       24,962
        114        Weis Markets, Inc .............................        3,540
        153      * Whitehall Jewellers, Inc ......................        1,454
        819      * Whole Foods Market, Inc .......................       43,186
        463      * Wild Oats Markets, Inc ........................        4,778
        886        Winn-Dixie Stores, Inc ........................       13,538
      2,495        Wrigley (Wm.) Jr Co ...........................      136,926
        363      * Yankee Candle Co, Inc .........................        5,808
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       14,313,917
                                                                   ------------
 ENERGY--5.57%
        200      * 3TEC Energy Corp ..............................        2,838
      1,163        Amerada Hess Corp .............................       64,023
      3,749        Anadarko Petroleum Corp .......................      179,625
      2,081        Apache Corp ...................................      118,596
      1,259        Ashland, Inc ..................................       35,919
        362      * Atwood Oceanics, Inc ..........................       10,896
      5,104        Baker Hughes, Inc .............................      164,298
        168        Berry Petroleum Co (Class A) ..................        2,864
      2,351      * BJ Services Co ................................       75,961
      3,055        Burlington Resources, Inc .....................      130,296
        386        Cabot Oil & Gas Corp (Class A) ................        9,565
        444      * Cal Dive International, Inc ...................       10,434
        118        CARBO Ceramics, Inc ...........................        3,977
      1,941        Chesapeake Energy Corp ........................       15,023
     16,309        ChevronTexaco Corp ............................    1,084,222
        562      * Cimarex Energy Co .............................       10,060
        200      * Comstock Resources, Inc .......................        1,858
     10,344        ConocoPhillips ................................      500,546
        697      * Cooper Cameron Corp ...........................       34,725
        200      * Denbury Resources, Inc ........................        2,260
      2,176        Devon Energy Corp .............................       99,878
        744        Diamond Offshore Drilling, Inc ................       16,256
         88      * Dril-Quip, Inc ................................        1,487
        100      * Encore Acquisition Co .........................        1,842
        296      * Energy Partners Ltd ...........................        3,167
      2,445        ENSCO International, Inc ......................       72,005
      1,743        EOG Resources, Inc ............................       69,581
        410      * Evergreen Resources, Inc ......................       18,389
        400      * Exploration Co Of Delaware, Inc ...............        1,192
    103,283        Exxon Mobil Corp ..............................    3,608,708
        391      * Forest Oil Corp ...............................       10,776
        400        Frontier Oil Corp .............................        6,888
        129        Getty Realty Corp .............................        2,445
        829      * Global Industries Ltd .........................        3,457
      1,216      * Grant Prideco, Inc ............................       14,154
      3,722      * Grey Wolf, Inc ................................       14,851
        100      * Gulf Island Fabrication, Inc ..................        1,625
      6,674        Halliburton Co ................................      124,871
        730      * Hanover Compressor Co .........................        6,701
        474      * Harvest Natural Resources, Inc ................        3,128
        683        Helmerich & Payne, Inc ........................       19,063
        100        Holly Corp ....................................        2,185
        700      * Horizon Offshore, Inc .........................        3,486
        139      * Houston Exploration Co ........................        4,253
        165      * Hydril Co .....................................        3,889
        570      * Input/Output, Inc .............................        2,423
      1,650        Kerr-McGee Corp ...............................       73,095
      1,447      * Key Energy Services, Inc ......................       12,980
        100        Lufkin Industries, Inc ........................        2,345
        792      * Magnum Hunter Resources, Inc ..................        4,712
         58      * Magnum Hunter Resources, Inc Wts 03/21/05 .....           17
      4,441        Marathon Oil Corp .............................       94,549
        526      * Maverick Tube Corp ............................        6,854
        300      * Meridian Resource Corp ........................          270
      1,202        Murphy Oil Corp ...............................       51,506
      1,150      * National-Oilwell, Inc .........................       25,116
        607      * Newfield Exploration Co .......................       21,882
        904        Noble Energy, Inc .............................       33,945
        162      * Nuevo Energy Co ...............................        1,798
      5,684        Occidental Petroleum Corp .....................      161,710
      2,328        Ocean Energy, Inc .............................       46,490
        279      * Oceaneering International, Inc ................        6,902
      1,046      * Parker Drilling Co ............................        2,322
        500        Patina Oil & Gas Corp .........................       15,825
      1,227      * Patterson-UTI Energy, Inc .....................       37,019
        100      * Petroleum Helicopters (Vote) ..................        2,964
      1,875      * Pioneer Natural Resources Co ..................       47,344
        260      * Plains Exploration and Production Co ..........        2,535
        260      * Plains Resources, Inc .........................        3,081
        706        Pogo Producing Co .............................       26,299
        246      * Premcor, Inc ..................................        5,469


                       SEE NOTES TO FINANCIAL STATEMENTS

40   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 ENERGY--(Continued)
      1,517      * Pride International, Inc ...................... $     22,603
        100      * Prima Energy Corp .............................        2,236
      1,517      * Range Resources Corp ..........................        8,192
        279      * Remington Oil & Gas Corp ......................        4,578
      1,355        Rowan Cos, Inc ................................       30,759
        150        RPC, Inc ......................................        1,740
        241      * Seacor Smit, Inc ..............................       10,725
      1,554      * Smith International, Inc ......................       50,691
        500      * Spinnaker Exploration Co ......................       11,025
        484        St. Mary Land & Exploration Co ................       12,100
        335      * Stone Energy Corp .............................       11,176
      1,100        Sunoco, Inc ...................................       36,498
        600      * Superior Energy Services, Inc .................        4,920
        274      * Swift Energy Co ...............................        2,650
        885      * Tesoro Petroleum Corp .........................        4,000
        771        Tidewater, Inc ................................       23,978
        522      * Tom Brown, Inc ................................       13,102
         99      * Transmontaigne, Inc ...........................          459
        200      * Trico Marine Services, Inc ....................          666
        600      * Unit Corp .....................................       11,130
        175      * Universal Compression Holdings, Inc ...........        3,348
      3,891        Unocal Corp ...................................      118,987
      1,562        Valero Energy Corp ............................       57,700
      1,073      * Varco International, Inc ......................       18,670
        396      * Veritas DGC, Inc ..............................        3,128
        767        Vintage Petroleum, Inc ........................        8,092
        219      * Westport Resources Corp .......................        4,576
        322      * W-H Energy Services, Inc ......................        4,698
        121        World Fuel Services Corp ......................        2,481
      1,786        XTO Energy, Inc ...............................       44,114
                                                                   ------------
                   TOTAL ENERGY                                       7,790,737
                                                                   ------------
 FINANCIAL SERVICES--21.08%
        187        1st Source Corp ...............................        3,132
        437        21st Century Insurance Group ..................        5,471
      1,247        A.G. Edwards, Inc .............................       41,101
        135        ABC Bancorp ...................................        1,748
        200        Acadia Realty Trust ...........................        1,484
        275        Advanta Corp (Class A) ........................        2,470
        342      * Affiliated Managers Group, Inc ................       17,203
      7,838        Aflac, Inc ....................................      236,081
        136        Alabama National Bancorp ......................        5,916
        199        Alexandria Real Estate Equities, Inc ..........        8,477
        485        Alfa Corp .....................................        5,825
        178      * Alleghany Corp ................................       31,595
        161        Allegiant Bancorp, Inc ........................        2,935
      1,401        Allied Capital Corp ...........................       30,584
      1,004        Allmerica Financial Corp ......................       10,140
     10,768        Allstate Corp .................................      398,308
      1,246        AMB Property Corp .............................       34,091
      1,247        Ambac Financial Group, Inc ....................       70,131
        406        Amcore Financial, Inc .........................        8,810
        467        American Capital Strategies Ltd ...............       10,083
     18,061        American Express Co ...........................      638,456
        414        American Financial Group, Inc .................        9,551
        300        American Financial Holdings, Inc ..............        8,964
     34,967        American International Group, Inc .............    2,022,897
         79        American National Bankshares, Inc .............        2,054
        141        American National Insurance Co ................       11,565
        100      * American Physicians Capital, Inc ..............        1,881
      1,871      * AmeriCredit Corp ..............................       14,482
      1,260      * Ameritrade Holding Corp .......................        7,132
        653        AmerUs Group Co ...............................       18,460
        194        AMLI Residential Properties Trust .............        4,128
      5,422        AmSouth Bancorp ...............................      104,102
        295        Anchor Bancorp Wisconsin, Inc .................        6,121
      1,197        Annaly Mortgage Management, Inc ...............       22,504
      1,110        Anthracite Capital, Inc .......................       12,099
        167        Anworth Mortgage Asset Corp ...................        2,099
      3,963        AON Corp ......................................       74,861
      1,190        Apartment Investment & Management Co (Class A)        44,601
        399        Apex Mortgage Capital, Inc ....................        2,609
      2,710        Archstone-Smith Trust .........................       63,793
        996        Arden Realty, Inc .............................       22,061
        263        Argonaut Group, Inc ...........................        3,879
        105        Arrow Financial Corp ..........................        3,231
      1,360        Associated Banc-Corp ..........................       46,158
        700        Associated Estates Realty Corp ................        4,725
      1,354        Astoria Financial Corp ........................       36,761
        906        AvalonBay Communities, Inc ....................       35,461
        350        Baldwin & Lyons, Inc (Class B) ................        8,243
        200        Banc Corp .....................................        1,552
         53        Bancfirst Corp ................................        2,491
      1,210        Bancorpsouth, Inc .............................       23,517
        300        Bank Mutual Corp ..............................        6,939
     23,416        Bank Of America Corp ..........................    1,629,051
        178        Bank Of Granite Corp ..........................        3,115
      1,002        Bank Of Hawaii Corp ...........................       30,451
     11,170        Bank Of New York Co, Inc ......................      267,633
        400        Bank Of The Ozarks, Inc .......................        9,376
     17,816        Bank One Corp .................................      651,175
        500        BankAtlantic Bancorp, Inc (Class A) ...........        4,725
      2,012        Banknorth Group, Inc ..........................       45,471
        200      * Bankunited Financial Corp (Class A) ...........        3,236
        100        Banner Corp ...................................        1,886
      1,336      * Bay View Capital Corp .........................        7,682
      7,265        BB&T Corp .....................................      268,759
      1,435        Bear Stearns Cos, Inc .........................       85,239
        305      * Beazer Homes U.S.A., Inc ......................       18,483
        177        Bedford Property Investors, Inc ...............        4,547
        517        Berkley (W.R.) Corp ...........................       20,498
         85        Berkshire Hills Bancorp, Inc ..................        2,002
        100      * BKF Capital Group, Inc ........................        1,765
        300      * Blackrock, Inc ................................       11,820
         80      * BOK Financial Corp ............................        2,591
        378        Boston Private Financial Holdings, Inc ........        7,507
        990        Boston Properties, Inc ........................       36,491
        153        Bostonfed Bancorp, Inc ........................        4,085
        364        Boykin Lodging Co .............................        3,396
        573        Brandywine Realty Trust .......................       12,497
        628        BRE Properties, Inc (Class A) .................       19,594
        500        Brookline Bancorp, Inc ........................        5,960
        868        Brown & Brown, Inc ............................       28,054
        150        Bryn Mawr Bank Corp ...........................        5,495
        131        BSB Bancorp, Inc ..............................        2,747
        110        Camden National Corp ..........................        2,662
        513        Camden Property Trust .........................       16,929
        281        Capital Automotive REIT .......................        6,660
         97        Capital City Bank Group, Inc ..................        3,801
      3,134        Capital One Financial Corp ....................       93,142
        105        Capitol Bancorp Ltd ...........................        2,436
        310        Capitol Federal Financial .....................        8,928
        133        Capstead Mortgage Corp ........................        3,278
        826        CarrAmerica Realty Corp .......................       20,691
        170        Cascade Bancorp ...............................        2,349
        596        Cash America International, Inc ...............        5,674
      1,122      * Catellus Development Corp .....................       22,272
        200        Cathay Bancorp, Inc ...........................        7,598
         45        CB Bancshares, Inc ............................        1,913
        301        CBL & Associates Properties, Inc ..............       12,055


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   41

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 FINANCIAL SERVICES--(Continued)
        118        CCBT Financial Cos, Inc ....................... $      3,030
         94      * CCC Information Services Group, Inc ...........        1,669
        337        Centerpoint Properties Corp ...................       19,260
        101      * Central Coast Bancorp .........................        1,996
        175        CFS Bancorp, Inc ..............................        2,503
     16,636        Charles Schwab Corp ...........................      180,501
        154        Charter Financial Corp ........................        4,786
        577        Charter Municipal Mortgage Acceptance Co ......       10,022
      3,343        Charter One Financial, Inc ....................       96,044
        307        Chateau Communities, Inc ......................        7,061
        664        Chelsea Property Group, Inc ...................       22,118
        308        Chemical Financial Corp .......................        9,905
        457        Chittenden Corp ...............................       11,644
      1,363      * ChoicePoint, Inc ..............................       53,825
      2,503        Chubb Corp ....................................      130,657
      2,102        Cincinnati Financial Corp .....................       78,930
     79,443        Citigroup, Inc ................................    2,795,632
        742        Citizens Banking Corp .........................       18,387
        123        Citizens First Bancorp, Inc ...................        2,590
        230      * Citizens, Inc .................................        1,725
        100        City Bank .....................................        2,475
        163        City Holding Co ...............................        4,605
        546        City National Corp ............................       24,019
        194      * Clark/Bardes, Inc .............................        3,735
        343      * CNA Financial Corp ............................        8,781
        162        CNA Surety Corp ...............................        1,272
        100        Coastal Bancorp, Inc ..........................        3,235
        100        Coastal Financial Corp ........................        1,364
        100        CoBiz, Inc ....................................        1,485
      1,766        Colonial Bancgroup, Inc .......................       21,068
        198        Colonial Properties Trust .....................        6,720
         79        Columbia Bancorp ..............................        1,740
        105      * Columbia Banking System, Inc ..................        1,324
      2,747        Comerica, Inc .................................      118,780
        774        Commerce Bancorp, Inc .........................       33,429
        917        Commerce Bancshares, Inc ......................       36,053
        459        Commerce Group, Inc ...........................       17,213
        628        Commercial Federal Corp .......................       14,664
        514        Commercial Net Lease Realty, Inc ..............        7,880
        145        Commonwealth Bancorp, Inc .....................        6,724
        155        Community Bank System, Inc ....................        4,859
        105        Community Banks, Inc ..........................        2,909
        647        Community First Bankshares, Inc ...............       17,120
        160        Community Trust Bancorp, Inc ..................        4,022
      1,928        Compass Bancshares, Inc .......................       60,289
        129      * CompuCredit Corp ..............................          912
        274        Connecticut Bancshares, Inc ...................       10,535
        547        Cornerstone Realty Income Trust, Inc ..........        4,354
        400        Corporate Office Properties Trust .............        5,612
         98        Correctional Properties Trust .................        2,127
        444      * Corrections Corp Of America ...................        7,615
        135        Corus Bankshares, Inc .........................        5,894
      1,544        Countrywide Financial Corp ....................       79,748
        736        Cousins Properties, Inc .......................       18,179
        264        CPB, Inc ......................................        7,247
        364        Crawford & Co (Class B) .......................        1,820
        183      * Credit Acceptance Corp ........................        1,168
      1,246        Crescent Real Estate Equities Co ..............       20,733
        400        Crown American Realty Trust ...................        3,680
        365      * CSK Auto Corp .................................        4,015
        788        Cullen/Frost Bankers, Inc .....................       25,768
         24        Curtiss-Wright Corp (Class B) .................        1,549
        498        CVB Financial Corp ............................       12,683
        357        Delphi Financial Group, Inc (Class A) .........       13,552
        734        Developers Diversified Realty Corp ............       16,143
        306        Dime Community Bancshares .....................        5,860
        780        Doral Financial Corp ..........................       22,308
        332        Downey Financial Corp .........................       12,948
      2,008        Duke Realty Corp ..............................       51,104
      4,689      * E*trade Group, Inc ............................       22,789
        553        East West Bancorp, Inc ........................       19,952
        237        Eastgroup Properties, Inc .....................        6,044
      1,002        Eaton Vance Corp ..............................       28,307
        154      * Electro Rent Corp .............................        1,867
        356        Entertainment Properties Trust ................        8,373
      6,275        Equity Office Properties Trust ................      156,774
      4,152        Equity Residential ............................      102,056
        285        Erie Indemnity Co (Class A) ...................       10,334
        225        Essex Property Trust, Inc .....................       11,441
        195      * Euronet Worldwide, Inc ........................        1,464
        135        F & M Bancorp .................................        4,320
     15,221        Fannie Mae ....................................      979,167
        112        Farmers Capital Bank Corp .....................        3,724
        179        FBL Financial Group, Inc (Class A) ............        3,485
        312        FBR Asset Investment Corp .....................       10,577
        100        Federal Agricultural Mortgage Corp (Class C) ..        3,064
        752        Federal Realty Investment Trust ...............       21,146
      1,321        Federated Investors, Inc (Class B) ............       33,514
        600        FelCor Lodging Trust, Inc .....................        6,864
        200        Fidelity Bankshares, Inc ......................        3,580
      1,289        Fidelity National Financial, Inc ..............       42,332
      7,786        Fifth Third Bancorp ...........................      455,870
        141      * Financial Federal Corp ........................        3,543
        107        Financial Industries Corp .....................        1,524
        100        Financial Institutions, Inc ...................        2,936
        810        First American Corp ...........................       17,982
        300        First Bancorp (North Carolina) ................        7,053
        432        First Bancorp (Puerto Rico) ...................        9,763
        141        First Busey Corp (Class A) ....................        3,251
        359        First Charter Corp ............................        6,462
        140        First Citizens Bancshares, Inc (Class A) ......       13,524
        833        First Commonwealth Financial Corp .............        9,580
         66        First Community Bancorp .......................        2,173
        121        First Community Bancshares, Inc ...............        3,722
        200        First Defiance Financial Corp .................        3,780
        100        First Essex Bancorp, Inc ......................        3,340
        158        First Federal Capital Corp ....................        3,051
        493        First Financial Bancorp .......................        8,081
        172        First Financial Bankshares, Inc ...............        6,536
        123        First Financial Corp (Indiana) ................        5,981
        450        First Financial Holdings, Inc .................       11,142
        378        First Indiana Corp ............................        7,014
        260        First Merchants Corp ..........................        5,925
        805        First Midwest Bancorp, Inc ....................       21,502
        104        First National Corp ...........................        2,496
        147        First Niagara Financial Group, Inc ............        3,840
        158        First Oak Brook Bancshares, Inc ...............        4,964
        175        First Place Financial Corp ....................        2,910
        140      * First Republic Bank ...........................        2,799
        350        First Sentinel Bancorp, Inc ...................        5,037
        100        First State Bancorp ...........................        2,480
      1,876        First Tennessee National Corp .................       67,423
      1,267        First Virginia Banks, Inc .....................       47,170
         75        Firstfed America Bancorp, Inc .................        1,864
        269      * FirstFed Financial Corp .......................        7,788
      1,364        FirstMerit Corp ...............................       29,544
          1      * Five Star Quality Care, Inc ...................            2
        150        Flagstar Bancorp, Inc .........................        3,240
     16,139        FleetBoston Financial Corp ....................      392,178


                       SEE NOTES TO FINANCIAL STATEMENTS

42   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 FINANCIAL SERVICES--(Continued)
        100        Flushing Financial Corp ....................... $      1,638
        576        FNB Corp ......................................       15,857
         79        FNB Corp (Virginia) ...........................        1,875
        120      * FPIC Insurance Group, Inc .....................          828
      2,651        Franklin Resources, Inc .......................       90,346
     10,603        Freddie Mac ...................................      626,107
        919        Fremont General Corp ..........................        4,126
         87      * Friedman, Billings, Ramsey Group, Inc .........          814
        216        Frontier Financial Corp .......................        5,525
      1,761        Fulton Financial Corp .........................       31,104
        100      * Gabelli Asset Management, Inc (Class A) .......        3,004
        596        Gables Residential Trust ......................       14,858
      1,379        Gallagher (Arthur J.) & Co ....................       40,515
      1,507      * Gartner, Inc (Class A) ........................       13,864
        140        GBC Bancorp ...................................        2,710
        849        General Growth Properties, Inc ................       44,148
        110        German American Bancorp .......................        1,711
        218        Glacier Bancorp, Inc ..........................        5,138
        121        Gladstone Capital Corp ........................        1,993
        309        Glenborough Realty Trust, Inc .................        5,506
        289        Glimcher Realty Trust .........................        5,130
        300        Gold Banc Corp, Inc ...........................        2,976
      1,903        Golden West Financial Corp ....................      136,654
      3,703        Goldman Sachs Group, Inc ......................      252,174
         70        Granite State Bankshares, Inc .................        3,058
        101        Great American Financial Resources, Inc .......        1,737
        262        Great Lakes REIT, Inc .........................        4,362
        125        Great Southern Bancorp, Inc ...................        4,594
        583        Greater Bay Bancorp ...........................       10,080
      1,269        Greenpoint Financial Corp .....................       57,333
        183        Hancock Holding Co ............................        8,171
        119      * Hanmi Financial Corp ..........................        1,996
        248        Harbor Florida Bancshares, Inc ................        5,585
        395        Harleysville Group, Inc .......................       10,440
        261        Harleysville National Corp ....................        6,974
      3,789        Hartford Financial Services Group, Inc ........      172,134
         80      * Hawthorne Financial Corp ......................        2,283
        772        HCC Insurance Holdings, Inc ...................       18,991
        843        Health Care Property Investors, Inc ...........       32,287
        506        Health Care REIT, Inc .........................       13,687
        651        Healthcare Realty Trust, Inc ..................       19,042
        246        Heritage Property Investment Trust ............        6,143
      2,425        Hibernia Corp (Class A) .......................       46,657
        924        Highwoods Properties, Inc .....................       20,420
        398        Hilb, Rogal & Hamilton Co .....................       16,278
        540        Home Properties Of New York, Inc ..............       18,603
        500      * Homestore, Inc ................................          425
        718        Hooper Holmes, Inc ............................        4,409
        487        Horace Mann Educators Corp ....................        7,466
        956        Hospitality Properties Trust ..................       33,651
      4,020      * Host Marriott Corp ............................       35,577
      6,876        Household International, Inc ..................      191,222
      1,594        HRPT Properties Trust .........................       13,135
      1,274        Hudson City Bancorp, Inc ......................       23,735
        238        Hudson River Bancorp, Inc .....................        5,891
        709        Hudson United Bancorp .........................       22,050
        146        Humboldt Bancorp ..............................        1,533
      3,654        Huntington Bancshares, Inc ....................       68,366
         83        IberiaBank Corp ...............................        3,333
        839        IMPAC Mortgage Holdings, Inc ..................        9,649
        696        Independence Community Bank Corp ..............       17,664
        283        Independent Bank Corp (Massachusetts) .........        6,452
        273      * Independent Bank Corp (Michigan) ..............        8,261
        808      * IndyMac Bancorp, Inc ..........................       14,940
        331        Innkeepers U.S.A. Trust .......................        2,535
        167      * Insignia Financial Group, Inc .................        1,211
        413        Instinet Group, Inc ...........................        1,747
        168      * Insurance Auto Auctions, Inc ..................        2,787
        167        Integra Bank Corp .............................        2,976
        117        Interchange Financial Services Corp ...........        1,884
        415        International Bancshares Corp .................       16,372
        673      * Investment Technology Group, Inc ..............       15,048
        880        Investors Financial Services Corp .............       24,103
      1,000        Investors Real Estate Trust ...................        9,980
        525        IRT Property Co ...............................        6,232
        141        Irwin Financial Corp ..........................        2,327
        722        iStar Financial, Inc ..........................       20,252
         63      * Itla Capital Corp .............................        2,093
        853      * ITT Educational Services, Inc .................       20,088
     30,439        JP Morgan Chase & Co ..........................      730,536
      3,532      * Janus Capital Group, Inc ......................       46,163
        476        JDN Realty Corp ...............................        5,212
        364        Jefferies Group, Inc ..........................       15,277
      2,357        Jefferson-Pilot Corp ..........................       89,825
      4,435        John Hancock Financial Services, Inc ..........      123,737
        200        John Nuveen Co (Class A) ......................        5,070
        414      * Jones Lang LaSalle, Inc .......................        6,367
         91        Kansas City Life Insurance Co .................        3,449
      6,434        KeyCorp .......................................      161,751
        200        Keystone Property Trust .......................        3,394
        305        Kilroy Realty Corp ............................        7,030
      1,355        Kimco Realty Corp .............................       41,517
        962      * Knight Trading Group, Inc .....................        4,608
        267        Koger Equity, Inc .............................        4,165
        300        Kramont Realty Trust ..........................        4,395
      1,882      * La Quinta Corp ................................        8,281
        800      * LaBranche & Co, Inc ...........................       21,312
        530        Lakeland Bancorp, Inc .........................        9,471
         69        Lakeland Financial Corp .......................        1,618
        421        Landamerica Financial Group, Inc ..............       14,924
      1,002        Legg Mason, Inc ...............................       48,637
      3,719        Lehman Brothers Holdings, Inc .................      198,186
        750        Leucadia National Corp ........................       27,983
        365        Lexington Corporate Properties Trust ..........        5,804
        261        Liberty Corp ..................................       10,127
      2,836        Lincoln National Corp .........................       89,561
        394        LNR Property Corp .............................       13,948
        677      * Local Financial Corp ..........................        9,918
        115        LSB Bancshares, Inc ...........................        1,863
        192        LTC Properties, Inc ...........................        1,290
      1,224        M & T Bank Corp ...............................       97,124
         91        Macatawa Bank Corp ............................        1,806
        493        Macerich Co ...................................       15,160
        712        Mack-Cali Realty Corp .........................       21,574
        391        MAF Bancorp, Inc ..............................       13,267
        100        Main Street Banks, Inc ........................        1,920
         79        MainSource Financial Group, Inc ...............        1,897
        176        Manufactured Home Communities, Inc ............        5,215
        115      * Markel Corp ...................................       23,633
      8,304        Marsh & McLennan Cos, Inc .....................      383,728
      3,388        Marshall & Ilsley Corp ........................       92,783
         52        MASSBANK Corp .................................        1,472
        162        MB Financial, Inc .............................        5,636
      2,222        MBIA, Inc .....................................       97,457
     16,130        MBNA Corp .....................................      306,793
        276        MCG Capital Corp ..............................        2,964
      6,684        Mellon Financial Corp .........................      174,519
      1,047        Mercantile Bankshares Corp ....................       40,404
        200        Merchants Bancshares, Inc .....................        4,508


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   43

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 FINANCIAL SERVICES--(Continued)
        553        Mercury General Corp .......................... $     20,782
        480        Meristar Hospitality Corp .....................        3,168
     13,070        Merrill Lynch & Co, Inc .......................      496,007
      4,524        MetLife, Inc ..................................      122,329
        424        Metris Cos, Inc ...............................        1,047
        475        MFA Mortgage Investments, Inc .................        3,990
      1,478        MGIC Investment Corp ..........................       61,041
        200        Mid Atlantic Realty Trust .....................        3,480
        169        Mid-America Apartment Communities, Inc ........        4,132
        306        Midland Co ....................................        5,814
        284        Mid-State Bancshares ..........................        4,664
        127        Midwest Banc Holdings, Inc ....................        2,416
        299        Mills Corp ....................................        8,773
        200        Mission West Properties, Inc ..................        1,980
        601        MONY Group, Inc ...............................       14,412
     16,727        Morgan Stanley Dean Witter & Co ...............      667,742
      9,217        National City Corp ............................      251,808
      3,125        National Commerce Financial Corp ..............       74,531
        313        National Health Investors, Inc ................        5,033
        200        National Health Realty, Inc ...................        2,920
        255        National Penn Bancshares, Inc .................        6,773
         29      * National Western Life Insurance Co (Class A) ..        2,784
        283        Nationwide Financial Services, Inc (Class A) ..        8,108
        674        Nationwide Health Properties, Inc .............       10,063
        300      * Navigators Group, Inc .........................        6,885
         94        NBC Capital Corp ..............................        2,369
        616        NBT Bancorp, Inc ..............................       10,515
        689      * NetBank, Inc ..................................        6,670
        825        Neuberger Berman, Inc .........................       27,629
        437        New Century Financial Corp ....................       11,095
      1,264        New Plan Excel Realty Trust ...................       24,130
      1,469        New York Community Bancorp, Inc ...............       42,425
      2,519        North Fork Bancorp, Inc .......................       84,991
      2,985        Northern Trust Corp ...........................      104,624
        255        Northwest Bancorp, Inc ........................        3,771
        142        Novastar Financial, Inc .......................        4,406
        375        OceanFirst Financial Corp .....................        8,419
        443      * Ocwen Financial Corp ..........................        1,240
        229        Odyssey Re Holdings Corp ......................        4,053
        697      * Ohio Casualty Corp ............................        9,026
      1,120        Old National Bancorp ..........................       27,216
      1,857        Old Republic International Corp ...............       51,996
        127        Old Second Bancorp, Inc .......................        4,711
        133        Omega Financial Corp ..........................        4,768
        157        Oriental Financial Group, Inc .................        3,859
        522        Pacific Capital Bancorp .......................       13,285
        160        Pacific Northwest Bancorp .....................        4,000
        145      * Pacific Union Bank ............................        1,669
        394        Pan Pacific Retail Properties, Inc ............       14,393
        266        Park National Corp ............................       26,281
         65        Parkvale Financial Corp .......................        1,498
        130        Parkway Properties, Inc .......................        4,560
         82        Peapack Gladstone Financial Corp ..............        2,809
         68        Pennfed Financial Services, Inc ...............        1,846
         95        Pennrock Financial Services Corp ..............        2,636
        193        Pennsylvania Real Estate Investment Trust .....        5,018
        107        Peoples Bancorp, Inc ..........................        2,739
        298        People's Bank .................................        7,492
        100        Peoples Holding Co ............................        4,075
        149        PFF Bancorp, Inc ..............................        4,656
        203      * Philadelphia Consolidated Holding Corp ........        7,186
      1,372        Phoenix Cos, Inc ..............................       10,427
         90      * Pico Holdings, Inc ............................        1,209
        362        PMA Capital Corp (Class A) ....................        5,187
      1,234        PMI Group, Inc ................................       37,069
      4,271        PNC Financial Services Group, Inc .............      178,955
      2,098        Popular, Inc ..................................       70,912
        167        Port Financial Corp ...........................        7,452
        493        Post Properties, Inc ..........................       11,783
        429        Prentiss Properties Trust .....................       12,132
        370        Presidential Life Corp ........................        3,674
      4,711        Principal Financial Group .....................      141,942
        295      * ProAssurance Corp .............................        6,216
      2,936        Progressive Corp ..............................      145,714
      2,423        Prologis ......................................       60,938
        150        Prosperity Bancshares, Inc ....................        2,850
      1,041        Protective Life Corp ..........................       28,648
        305        Provident Bankshares Corp .....................        7,049
        777        Provident Financial Group, Inc ................       20,225
      3,803      * Providian Financial Corp ......................       24,681
      9,034        Prudential Financial, Inc .....................      286,739
        137        PS Business Parks, Inc ........................        4,357
      1,459        Public Storage, Inc ...........................       47,140
        200      * Quaker City Bancorp, Inc ......................        6,586
        238        R & G Financial Corp (Class B) ................        5,534
      1,330        Radian Group, Inc .............................       49,410
        214        RAIT Investment Trust .........................        4,622
        111        Ramco-Gershenson Properties ...................        2,192
        633        Raymond James Financial, Inc ..................       18,724
        501        Realty Income Corp ............................       17,535
        977        Reckson Associates Realty Corp ................       20,566
        128        Redwood Trust, Inc ............................        3,546
        275        Regency Centers Corp ..........................        8,910
      3,441        Regions Financial Corp ........................      114,792
        234        Reinsurance Group Of America, Inc .............        6,337
        787        Republic Bancorp, Inc .........................        9,263
        100        Republic Bancorp, Inc (Class A) (Kentucky) ....        1,127
         69      * Republic Bancshares, Inc ......................        1,356
        100        Resource America, Inc (Class A) ...............          901
        394        RFS Hotel Investors, Inc ......................        4,279
        191        Riggs National Corp ...........................        2,959
        188        RLI Corp ......................................        5,245
      1,300        Roslyn Bancorp, Inc ...........................       23,439
      1,127        Rouse Co ......................................       35,726
        301        S & T Bancorp, Inc ............................        7,540
      1,950        Safeco Corp ...................................       67,607
        204        Sandy Spring Bancorp, Inc .....................        6,426
        144        Santander Bancorp .............................        1,872
        140        Saul Centers, Inc .............................        3,332
        384      * Saxon Capital, Inc ............................        4,804
        141        Seacoast Banking Corp Of Florida ..............        2,656
        300        Seacoast Financial Services Corp ..............        6,003
        140        Second Bancorp, Inc ...........................        3,710
      1,136        SEI Investments Co ............................       30,876
        403        Selective Insurance Group, Inc ................       10,148
        622        Senior Housing Properties Trust ...............        6,599
        448      * Silicon Valley Bancshares .....................        8,176
        128        Simmons First National Corp (Class A) .........        4,691
      1,994        Simon Property Group, Inc .....................       67,936
        157        Sizeler Property Investors ....................        1,459
      1,211        Sky Financial Group, Inc ......................       24,111
        343        SL Green Realty Corp ..........................       10,839
      2,237        SLM Corp ......................................      232,335
        500      * SoundView Technology Group, Inc ...............          750
        740        South Financial Group, Inc ....................       15,288
      5,300        SouthTrust Corp ...............................      131,705
         70        Southwest Bancorp, Inc ........................        1,819
        388      * Southwest Bancorp Of Texas, Inc ...............       11,178
      3,566        Sovereign Bancorp, Inc ........................       50,102


                       SEE NOTES TO FINANCIAL STATEMENTS

44   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 FINANCIAL SERVICES--(Continued)
        172        Sovran Self Storage, Inc ...................... $      4,878
        132        St. Francis Capital Corp ......................        3,091
        322        St. Joe Co ....................................        9,660
      3,383        St. Paul Cos, Inc .............................      115,191
        548        Stancorp Financial Group, Inc .................       26,770
        174        State Auto Financial Corp .....................        2,697
        100        State Bancorp, Inc ............................        1,800
      4,905        State Street Corp .............................      191,295
        698        Staten Island Bancorp, Inc ....................       14,058
        120        Sterling Bancorp ..............................        3,158
        522        Sterling Bancshares, Inc ......................        6,379
        462        Sterling Financial Corp (Pennsylvania) ........       10,926
        159      * Sterling Financial Corp (Spokane) .............        2,992
        232      * Stewart Information Services Corp .............        4,962
        126        Student Loan Corp .............................       12,323
        278        Suffolk Bancorp ...............................        8,790
         72        Summit Bancshares, Inc ........................        1,404
        415        Summit Properties, Inc ........................        7,387
         67        Sun Bancorp, Inc (Pennsylvania) ...............        1,225
        266        Sun Communities, Inc ..........................        9,728
      3,846        SunTrust Banks, Inc ...........................      218,914
         95        Superior Financial Corp .......................        1,745
        639        Susquehanna Bancshares, Inc ...................       13,317
        173        SWS Group, Inc ................................        2,346
      4,444        Synovus Financial Corp ........................       86,214
        201      * Syntroleum Corp ...............................          348
      1,642        T Rowe Price Group, Inc .......................       44,794
        530        Taubman Centers, Inc ..........................        8,602
      1,146        TCF Financial Corp ............................       50,069
        531        Texas Regional Bancshares, Inc (Class A) ......       18,872
        544        Thornburg Mortgage, Inc .......................       10,934
        102        Tompkins Trustco, Inc .........................        4,498
      1,901        Torchmark Corp ................................       69,444
        159        Town & Country Trust ..........................        3,355
        291      * Trammell Crow Co ..............................        2,619
        339        Transatlantic Holdings, Inc ...................       22,611
      6,879      * Travelers Property Casualty Corp (Class A) ....      100,777
      7,665      * Travelers Property Casualty Corp (Class B) ....      112,292
        105      * Triad Guaranty, Inc ...........................        3,870
         69        Trico Bancshares ..............................        1,697
      1,231        Trizec Properties, Inc ........................       11,559
        300        Troy Financial Corp ...........................        8,094
        461        Trust Co Of New Jersey ........................       12,830
        799        Trustco Bank Corp NY ..........................        8,613
        543        Trustmark Corp ................................       12,885
     29,181        U.S. Bancorp ..................................      619,242
        558        U.S. Restaurant Properties, Inc ...............        7,857
        164        U.S.B. Holding Co, Inc ........................        2,903
        248        UCBH Holdings, Inc ............................       10,528
        628      * UICI ..........................................        9,765
        215        UMB Financial Corp ............................        8,245
        300        Umpqua Holdings Corp ..........................        5,475
        103        Union Bankshares Corp .........................        2,807
      2,846        Union Planters Corp ...........................       80,086
        797        UnionBanCal Corp ..............................       31,298
        502        United Bankshares, Inc ........................       14,589
        227        United Community Banks, Inc ...................        5,532
        333        United Community Financial Corp ...............        2,880
      1,588        United Dominion Realty Trust, Inc .............       25,980
         99        United Fire & Casualty Co .....................        3,312
        225        United National Bancorp .......................        5,186
        785      * United Rentals, Inc ...........................        8,447
        733        Unitrin, Inc ..................................       21,418
        320      * Universal American Financial Corp .............        1,862
        288        Universal Health Realty Income Trust ..........        7,560
        466        Unizan Financial Corp .........................        9,222
      3,725        UnumProvident Corp ............................       65,337
        169        Urstadt Biddle Properties, Inc (Class A) ......        1,873
      1,564        Valley National Bancorp .......................       41,269
        262        Vesta Insurance Group, Inc ....................          721
         99        Virginia Financial Group, Inc .................        2,950
      1,122        Vornado Realty Trust ..........................       41,738
        669        W Holding Co, Inc .............................       10,978
     20,744        Wachovia Corp .................................      755,911
      1,127        Waddell & Reed Financial, Inc (Class A) .......       22,168
      1,079        Washington Federal, Inc .......................       26,813
     14,943        Washington Mutual, Inc ........................      515,982
        505        Washington Real Estate Investment Trust .......       12,878
        178        Washington Trust Bancorp, Inc .................        3,476
        832        Waypoint Financial Corp .......................       14,810
        643        Webster Financial Corp ........................       22,376
        701        Weingarten Realty Investors ...................       25,839
     26,006        Wells Fargo & Co ..............................    1,218,947
        100      * Wellsford Real Properties, Inc ................        1,576
        375        Wesbanco, Inc .................................        8,771
         19        Wesco Financial Corp ..........................        5,889
        163        West Coast Bancorp ............................        2,469
        542        Westamerica Bancorp ...........................       21,778
        170        Westcorp ......................................        3,570
         95      * WFS Financial, Inc ............................        1,987
        627        Whitney Holding Corp ..........................       20,898
      1,080        Wilmington Trust Corp .........................       34,214
        600        Winston Hotels, Inc ...........................        4,680
        187        Wintrust Financial Corp .......................        5,857
        100      * World Acceptance Corp .........................          761
        100        WSFS Financial Corp ...........................        3,297
        909      * Wyndham International, Inc (Class A) ..........          209
        400        Yardville National Bancorp ....................        6,896
        128        Zenith National Insurance Corp ................        3,011
      1,456        Zions Bancorp .................................       57,292
                                                                   -------------
                   TOTAL FINANCIAL SERVICES                          29,479,534
                                                                   -------------
 HEALTH CARE--14.98%
        500      * aaiPharma, Inc ................................        7,010
     23,764        Abbott Laboratories ...........................      950,560
      1,136      * Abgenix, Inc ..................................        8,372
        200      * Abiomed, Inc ..................................          728
        117      * Acacia Research-CombiMatrix ...................          426
        751      * Accredo Health, Inc ...........................       26,490
        486      * Adolor Corp ...................................        6,668
        436      * Advanced Medical Optics, Inc ..................        5,219
        100      * Advanced Neuromodulation Systems, Inc .........        3,510
      1,009      * AdvancePCS ....................................       22,410
        163      * Advisory Board Co/The .........................        4,874
      2,098        Aetna, Inc ....................................       86,270
        684      * Affymetrix, Inc ...............................       15,657
        900      * Aksys Ltd .....................................        4,770
        246      * Albany Molecular Research, Inc ................        3,639
      1,346      * Alderwoods Group, Inc .........................        6,380
        300      * Alexion Pharmaceuticals, Inc ..................        4,236
        400      * Align Technology, Inc .........................        1,104
        832      * Alkermes, Inc .................................        5,217
      2,066        Allergan, Inc .................................      119,043
        159      * Alliance Imaging, Inc .........................          843
        314      * Allos Therapeutics, Inc .......................        2,361
        317      * Allscripts Healthcare Solutions, Inc ..........          758
        404        Alpharma, Inc (Class A) .......................        4,812
        197      * American Healthways, Inc ......................        3,448
         84      * American Medical Security Group, Inc ..........        1,174


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   45

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 HEALTH CARE--(Continued)
        268      * American Medical Systems Holdings, Inc ........ $      4,344
        100      * American Pharmaceutical Partners, Inc .........        1,780
        131      * AMERIGROUP Corp ...............................        3,971
        481      * Ameripath, Inc ................................       10,342
      1,536        AmerisourceBergen Corp ........................       83,455
     18,018      * Amgen, Inc ....................................      870,990
        191      * AMN Healthcare Services, Inc ..................        3,230
        229      * Amsurg Corp ...................................        4,678
        839      * Amylin Pharmaceuticals, Inc ...................       13,541
      1,068      * Andrx Corp ....................................       15,668
      2,093      * Anthem, Inc ...................................      131,650
        600      * Antigenics, Inc ...............................        6,144
        200      * Aphton Corp ...................................          778
      1,493      * Apogent Technologies, Inc .....................       31,054
      3,335        Applera Corp (Applied Biosystems Group) .......       58,496
      1,297      * Applera Corp (Celera Genomics Group) ..........       12,386
        100      * Applied Molecular Evolution ...................          205
        696      * Apria Healthcare Group, Inc ...................       15,479
        199      * Arena Pharmaceuticals, Inc ....................        1,295
        300      * Ariad Pharmaceuticals, Inc ....................          720
        227      * Arqule, Inc ...................................          692
        200      * Array Biopharma, Inc ..........................        1,110
        128        Arrow International, Inc ......................        5,206
        300      * Arthrocare Corp ...............................        2,955
        341      * Atherogenics, Inc .............................        2,527
        280      * Atrix Laboratories, Inc .......................        4,295
      1,600      * AVANIR Pharmaceuticals (Class A) ..............        1,600
        200      * Avigen, Inc ...................................        1,142
        833        Bard (C.R.), Inc ..............................       48,314
        317      * Barr Laboratories, Inc ........................       20,698
        784        Bausch & Lomb, Inc ............................       28,224
      9,120        Baxter International, Inc .....................      255,360
        804        Beckman Coulter, Inc ..........................       23,734
      3,888        Becton Dickinson & Co .........................      119,323
        165      * Benthley Pharmaceuticals, Inc .................        1,328
      1,454      * Beverly Enterprises, Inc ......................        4,144
      2,244      * Biogen, Inc ...................................       89,895
        600      * BioMarin Pharmaceutical, Inc ..................        4,230
      4,006        Biomet, Inc ...................................      114,812
        300      * Biopure Corp ..................................        1,116
        232      * Bio-Rad Laboratories, Inc (Class A) ...........        8,978
        186      * Biosite, Inc ..................................        6,328
        699      * Bio-Technology General Corp ...................        2,238
        100      * Bone Care International, Inc ..................          973
      4,843      * Boston Scientific Corp ........................      205,924
        400      * Bradley Pharmaceuticals, Inc ..................        5,212
     29,646        Bristol-Myers Squibb Co .......................      686,305
        100      * Britesmile, Inc ...............................           33
        154      * Bruker Daltonics, Inc .........................          748
        207      * Caliper Technologies Corp .....................          621
         91      * Cantel Medical Corp ...........................        1,152
        750      * Cardiac Science, Inc ..........................        1,658
      6,903        Cardinal Health, Inc ..........................      408,646
        200      * Cardiodynamics International Corp .............          614
      3,651      * Caremark Rx, Inc ..............................       59,329
      1,095      * Celgene Corp ..................................       23,510
        500      * Cell Genesys, Inc .............................        5,576
        400      * Cell Therapeutics, Inc ........................        2,908
         68      * Centene Corp ..................................        2,284
        732      * Cephalon, Inc .................................       35,673
        312      * Cepheid, Inc ..................................        1,591
        531      * Cerner Corp ...................................       16,599
        185      * Cerus Corp ....................................        3,978
        554      * Charles River Laboratories International, Inc         21,318
        140      * Chattem, Inc ..................................        2,877
      1,446      * Chiron Corp ...................................       54,370
        160      * Cholestech Corp ...............................        1,114
      2,005        Cigna Corp ....................................       82,446
        196      * Cima Labs, Inc ................................        4,741
        124      * Closure Medical Corp ..........................        1,300
        129      * Cobalt Corp ...................................        1,780
        393      * Coherent, Inc .................................        7,840
        387      * Columbia Laboratories, Inc ....................        1,300
        759      * Community Health Systems, Inc .................       15,628
        200      * Conceptus, Inc ................................        2,396
        487      * Conmed Corp ...................................        9,540
        300      * Connetics Corp ................................        3,606
        418        Cooper Cos, Inc ...............................       10,458
        718      * Corixa Corp ...................................        4,594
         90      * Corvel Corp ...................................        3,218
      1,221      * Covance, Inc ..................................       30,024
        526      * Coventry Health Care, Inc .....................       15,270
        441      * Cross County, Inc .............................        6,152
        200      * CryoLife, Inc .................................        1,366
        500      * Cubist Pharmaceuticals, Inc ...................        4,115
        453      * CuraGen Corp ..................................        2,106
        140      * Curative Health Services, Inc .................        2,415
        400      * CV Therapeutics, Inc ..........................        7,288
        367      * Cyberonics, Inc ...............................        6,753
      1,808      * Cytyc Corp ....................................       18,442
        175        D&K Healthcare Resources, Inc .................        1,792
        146        Datascope Corp ................................        3,621
      1,061      * DaVita, Inc ...................................       26,175
        703      * Decode Genetics, Inc ..........................        1,301
        100      * Deltagen, Inc .................................           48
        414      * Dendrite International, Inc ...................        3,093
      1,155        Dentsply International, Inc ...................       43,011
        284        Diagnostic Products Corp ......................       10,968
        124      * Dianon Systems, Inc ...........................        5,916
        300      * Digene Corp ...................................        3,438
        300      * Diversa Corp ..................................        2,715
        200      * Durect Corp ...................................          404
        137      * DVI, Inc ......................................        1,034
        474      * Eclipsys Corp .................................        2,536
        915      * Edwards Lifesciences Corp .....................       23,305
         98      * Embrex, Inc ...................................        1,091
        245      * Endo Pharmaceuticals Holdings, Inc ............        1,886
        200      * Endocare, Inc .................................          688
        349      * Enzo Biochem, Inc .............................        4,886
        639      * Enzon, Inc ....................................       10,684
        134      * Eon Labs, Inc .................................        2,534
        171      * EPICS Medical, Inc ............................        1,236
        109      * eResearch Technology, Inc .....................        1,826
        500      * Esperion Therapeutics, Inc ....................        3,575
        600      * Exact Sciences Corp ...........................        6,498
        826      * Exelixis, Inc .................................        6,608
        965      * Express Scripts, Inc (Class A) ................       46,359
      1,526      * First Health Group Corp .......................       37,158
        306      * First Horizon Pharmaceutical ..................        2,288
        851      * Fisher Scientific International, Inc ..........       25,598
      2,398      * Forest Laboratories, Inc ......................      235,532
        300      * Gene Logic, Inc ...............................        1,887
        100      * Genencor International, Inc ...................          978
      3,373      * Genentech, Inc ................................      111,849
        382      * Genesis Health Ventures, Inc ..................        5,902
        800      * Genta, Inc ....................................        6,152
        437      * Genzyme Corp (Biosurgery Division) ............        1,117
      3,079      * Genzyme Corp (General Division) ...............       91,046
        200      * Geron Corp ....................................          720


                       SEE NOTES TO FINANCIAL STATEMENTS

46   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 HEALTH CARE--(Continued)
      2,559      * Gilead Sciences, Inc .......................... $     87,006
      4,639      * Guidant Corp ..................................      143,113
        187      * Guilford Pharmaceuticals, Inc .................          744
        364      * Haemonetics Corp ..............................        7,811
        264      * Hanger Orthopedic Group, Inc ..................        3,472
        100      * Harvard Bioscience, Inc .......................          330
      7,477        HCA, Inc ......................................      310,296
      3,604        Health Management Associates, Inc (Class A) ...       64,512
      1,613      * Health Net, Inc ...............................       42,583
        126      * Healthcare Services Group .....................        1,643
      5,590      * Healthsouth Corp ..............................       23,478
        108      * HealthTronics Surgical Services, Inc ..........          865
        648      * Henry Schein, Inc .............................       29,160
        881        Hillenbrand Industries, Inc ...................       42,561
        263      * Hologic, Inc ..................................        3,211
      1,724      * Human Genome Sciences, Inc ....................       15,188
      2,596      * Humana, Inc ...................................       25,960
      1,495        ICN Pharmaceuticals, Inc ......................       16,310
        811      * ICOS Corp .....................................       18,986
        245      * ICU Medical, Inc ..............................        9,139
      1,828      * IDEC Pharmaceuticals Corp .....................       60,635
        538      * Idexx Laboratories, Inc .......................       17,915
        153      * IDX Systems Corp ..............................        2,606
        174      * Igen International, Inc .......................        7,456
        400      * Ilex Oncology, Inc ............................        2,824
        200      * Illumina, Inc .................................          674
        421      * I-many, Inc ...................................          598
        701      * ImClone Systems, Inc ..........................        7,445
        127      * Immucor, Inc ..................................        2,572
        400      * Immunogen, Inc ................................        1,240
        500        Immunomedics, Inc .............................        2,310
        444      * Impath, Inc ...................................        8,756
        200      * Impax Laboratories, Inc .......................          802
      4,670        IMS Health, Inc ...............................       74,720
        164      * Inamed Corp ...................................        5,051
        884      * Incyte Genomics, Inc ..........................        4,031
        438      * Indevus Pharmaceuticals, Inc ..................          937
      1,500      * Inhale Therapeutic Systems, Inc ...............       12,120
        254      * Integra LifeSciences Holding ..................        4,483
        300      * Integrated Silicon Solution, Inc ..............        1,308
        442      * InterMune, Inc ................................       11,275
        236      * Interpore International .......................        1,510
        303      * Intuitive Surgical, Inc .......................        1,866
        437        Invacare Corp .................................       14,552
         34      * Inverness Medical Innovations, Inc ............          447
        719      * Invitrogen Corp ...............................       22,557
        716      * Isis Pharmaceuticals, Inc .....................        4,718
      2,422      * IVAX Corp .....................................       29,379
     45,893        Johnson & Johnson .............................    2,464,966
        100      * Kendle International, Inc .....................          880
         99      * Kensey Nash Corp ..............................        1,809
        354      * Kindred Healthcare, Inc .......................        6,435
      3,695      * King Pharmaceuticals, Inc .....................       63,534
         64      * Kos Pharmaceuticals, Inc ......................        1,216
        100      * Kosan Biosciences, Inc ........................          607
        281      * KV Pharmaceutical Co (Class A) ................        6,519
        411      * La Jolla Pharmaceutical Co ....................        2,672
         72      * LabOne, Inc ...................................        1,276
      2,149      * Laboratory Corp Of America Holdings ...........       49,943
        130        Landauer, Inc .................................        4,518
        300      * Lexicon Genetics, Inc .........................        1,419
        556      * LifePoint Hospitals, Inc ......................       16,642
        666      * Ligand Pharmaceuticals, Inc (Class B) .........        3,576
     14,596        Lilly (Eli) & Co ..............................      926,846
      1,472      * Lincare Holdings, Inc .........................       46,545
        200      * Luminex Corp ..................................          822
      1,373      * Manor Care, Inc ...............................       25,552
        500      * Martek Biosciences Corp .......................       12,580
        300      * Matria Healthcare, Inc ........................        2,607
        243      * MAXIMUS, Inc ..................................        6,342
        393      * Maxygen, Inc ..................................        2,995
      4,129        McKesson Corp .................................      111,607
        900      * Medarex, Inc ..................................        3,555
        300      * Medcath Corp ..................................        3,000
        100      * Med-Design Corp ...............................          806
        106      * Medical Staffing Network Holdings, Inc ........        1,696
        230      * Medicines Co ..................................        3,685
        407      * Medicis Pharmaceutical Corp (Class A) .........       20,216
      3,827      * Medimmune, Inc ................................      104,001
        148      * MedQuist, Inc .................................        2,998
     18,528        Medtronic, Inc ................................      844,877
        319        Mentor Corp ...................................       12,282
     34,485        Merck & Co, Inc ...............................    1,952,252
         46      * Meridian Medical Technologies, Inc ............        2,042
        157      * Merit Medical Systems, Inc ....................        3,127
        300      * MGI Pharma, Inc ...............................        2,175
        645      * Mid Atlantic Medical Services, Inc ............       20,898
      4,317      * Millennium Pharmaceuticals, Inc ...............       34,277
        670        Millipore Corp ................................       22,780
        313      * MIM Corp ......................................        1,815
        210      * Molecular Devices Corp ........................        3,459
        214      * Mright Medical Group, Inc .....................        3,736
        418      * Mykrolis Corp .................................        3,052
      1,987        Mylan Laboratories, Inc .......................       69,346
        300      * Myriad Genetics, Inc ..........................        4,380
        500      * Nabi Biopharmaceuticals .......................        3,100
        300      * Napro Biotherapeutics, Inc ....................          204
        100      * National Healthcare Corp ......................        1,750
        200      * Neoforma, Inc .................................        2,390
        210      * Neopharm, Inc .................................        2,129
        100      * Neose Technologies, Inc .......................          887
        386      * Neurocrine Biosciences, Inc ...................       17,625
        145      * Neurogen Corp .................................          526
        285      * Noven Pharmaceuticals, Inc ....................        2,631
        469      * NPS Pharmaceuticals, Inc ......................       11,805
        232      * Ocular Sciences, Inc ..........................        3,601
        162      * Odyssey HealthCare, Inc .......................        5,621
      1,139        Omnicare, Inc .................................       27,142
        300      * Omnicell, Inc .................................          795
        323      * On Assignment, Inc ............................        2,752
        100      * Onyx Pharmaceuticals, Inc .....................          581
        125      * Option Care, Inc ..............................          995
        170      * OraSure Technologies, Inc .....................          927
        626      * Orthodontic Centers Of America, Inc ...........        6,830
        437      * Orthologic Corp ...............................        1,578
        500      * OSI Pharmaceuticals, Inc ......................        8,200
        723        Owens & Minor, Inc ............................       11,872
      1,407      * Oxford Health Plans, Inc ......................       51,285
        441      * Pacificare Health Systems, Inc ................       12,392
        100      * Pain Therapeutics, Inc ........................          239
      1,790        Pall Corp .....................................       29,857
        295      * Parexel International Corp ....................        3,242
        779      * Patterson Dental Co ...........................       34,073
        122      * PDI, Inc ......................................        1,317
        333      * Pediatrix Medical Group, Inc ..................       13,340
        900      * Peregrine Pharmaceuticals, Inc ................          702
        305      * Per-Se Technologies, Inc ......................        2,736
     95,124        Pfizer, Inc ...................................    2,907,941
        617      * Pharmaceutical Product Development, Inc .......       18,060


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   47

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

HEALTH CARE--(Continued)
        315      * Pharmaceutical Resources, Inc ................. $      9,387
     19,639        Pharmacia Corp ................................      820,910
        300      * Pharmacopeia, Inc .............................        2,676
        264      * PolyMedica Corp ...............................        8,142
        200      * Possis Medical, Inc ...........................        3,600
        500      * Pozen, Inc ....................................        2,575
        143      * PracticeWorks, Inc ............................        1,130
        538      * Praecis Pharmaceuticals, Inc ..................        1,749
        172      * Prime Medical Services, Inc ...................        1,491
        330      * Priority Healthcare Corp (Class B) ............        7,656
        100      * Progenics Pharmaceuticals .....................          666
      1,680      * Protein Design Labs, Inc ......................       14,280
        828      * Province Healthcare Co ........................        8,056
        100      * Proxymed, Inc .................................        1,044
      1,367      * PSS World Medical, Inc ........................        9,350
        371      * Quadramed Corp ................................          972
      1,189      * Quest Diagnostics, Inc ........................       67,654
        351      * Quidel Corp ...................................        1,218
      2,051      * Quintiles Transnational Corp ..................       24,817
        286      * Quovadx, Inc ..................................          692
        261      * Radiologix, Inc ...............................          603
        461      * Regeneron Pharmaceuticals, Inc ................        8,533
        200      * RehabCare Group, Inc ..........................        3,816
        685      * Renal Care Group, Inc .........................       21,673
        400      * Res-Care, Inc .................................        1,452
        412      * Resmed, Inc ...................................       12,595
        424      * Respironics, Inc ..............................       12,903
        355      * Ribapharm, Inc ................................        2,325
        200      * Rigel Pharmaceuticals, Inc ....................          218
        243      * Salix Pharmaceuticals Ltd .....................        1,699
        100      * Sangamo Biosciences, Inc ......................          301
        358      * Sangstat Medical Corp .........................        4,045
     22,263        Schering-Plough Corp ..........................      494,239
        663      * Scios, Inc ....................................       21,601
        300      * Seattle Genetics, Inc .........................          930
        308      * Select Medical Corp ...........................        4,155
        948      * Sepracor, Inc .................................        9,167
        300      * Sequenom, Inc .................................          540
        219      * Serologicals Corp .............................        2,409
      5,524      * Service Corp International ....................       18,340
      1,046      * SICOR, Inc ....................................       16,579
        500      * Sierra Health Services, Inc ...................        6,005
        249      * Sola International, Inc .......................        3,237
        200      * SonoSite, Inc .................................        2,614
        100      * Specialty Laboratories, Inc ...................          966
      2,612      * St. Jude Medical, Inc .........................      103,749
        560      * Stericycle, Inc ...............................       18,132
      1,332      * Steris Corp ...................................       32,301
      1,439      * Stewart Enterprises, Inc (Class A) ............        8,017
      2,116        Stryker Corp ..................................      142,026
        170      * Sunrise Assisted Living, Inc ..................        4,231
        172      * SuperGen, Inc .................................          624
        200      * SurModics, Inc ................................        5,736
        664      * Sybron Dental Specialties, Inc ................        9,860
        335      * Syncor International Corp .....................        9,290
        403      * Tanox, Inc ....................................        3,647
        652      * Techne Corp ...................................       18,626
        900      * Telik, Inc ....................................       10,494
      7,416      * Tenet Healthcare Corp .........................      121,631
        400      * Texas Biotechnology Corp ......................          560
        299      * Theragenics Corp ..............................        1,205
        303      * Therasense, Inc ...............................        2,530
        549      * Thoratec Corp .................................        4,189
        397      * Transkaryotic Therapies, Inc ..................        3,930
        977      * Triad Hospitals, Inc ..........................       29,173
        523      * Triangle Pharmaceuticals, Inc .................        3,107
        182      * Trimeris, Inc .................................        7,842
        200      * TriPath Imaging, Inc ..........................          536
        600      * Tularik, Inc ..................................        4,476
      1,003      * U.S. Oncology, Inc ............................        8,696
        100      * U.S. Physical Therapy, Inc ....................        1,115
        255      * Unilab Corp ...................................        4,667
        207      * United Surgical Partners International, Inc ...        3,234
        200      * United Therapeutics Corp ......................        3,340
      4,125        UnitedHealth Group, Inc .......................      344,438
        841      * Universal Health Services, Inc (Class B) ......       37,929
        100      * Urologix, Inc .................................          331
        931      * Varian Medical Systems, Inc ...................       46,178
        504      * Varian, Inc ...................................       14,460
        244      * VCA Antech, Inc ...............................        3,660
        151      * Ventana Medical Systems, Inc ..................        3,481
        831        Ventas, Inc ...................................        9,515
        600      * Versicor, Inc .................................        6,474
      1,086      * Vertex Pharmaceuticals, Inc ...................       17,213
        404      * Viasys Healthcare, Inc ........................        6,030
        161      * Vical, Inc ....................................          559
        613      * Visx, Inc .....................................        5,873
         81        Vital Signs, Inc ..............................        2,420
        488      * VitalWorks, Inc ...............................        1,879
        450      * Vivus, Inc ....................................        1,679
      1,968      * Waters Corp ...................................       42,863
      1,509      * Watson Pharmaceuticals, Inc ...................       42,659
        246      * Watson Wyatt & Co Holdings ....................        5,351
      4,555      * WebMD Corp ....................................       38,954
      2,180      * Wellpoint Health Networks, Inc ................      155,129
        200      * Women First Healthcare, Inc ...................          912
     20,264        Wyeth .........................................      757,874
        300        X-Rite, Inc ...................................        2,097
        300      * Young Innovations, Inc ........................        6,981
      2,959      * Zimmer Holdings, Inc ..........................      122,858
        100      * Zoll Medical Corp .............................        3,567
        500      * Zymogenetics, Inc .............................        4,950
                                                                   ------------
                   TOTAL HEALTH CARE                                 20,952,611
                                                                   ------------
 OTHER--2.12%
        100      * 4Kids Entertainment, Inc ......................        2,208
        517        ABM Industries, Inc ...........................        8,014
        100     b* Actrade Financial Technologies Ltd ............           10
        566        Acuity Brands, Inc ............................        7,664
        262      * Administaff, Inc ..............................        1,572
        359      * Advo, Inc .....................................       11,786
        559        Alexander & Baldwin, Inc ......................       14,417
         77      * Ambassadors Group, Inc ........................          996
      1,825      * Apollo Group, Inc (Class A) ...................       80,300
        204      * Apollo Group, Inc (University Of Phoenix Online)       7,335
        563        Banta Corp ....................................       17,605
        200      * Bell Microproducts, Inc .......................        1,108
        379        Brady Corp (Class A) ..........................       12,640
        146      * Bright Horizons Family Solutions, Inc .........        4,106
        612      * Career Education Corp .........................       24,480
        162      * CDI Corp ......................................        4,371
     16,490      * Cendant Corp ..................................      172,815
        246        Central Parking Corp ..........................        4,640
        867      * Century Business Services, Inc ................        2,298
        118      * CGI Group, Inc (Class A) ......................          516
        100      * Charles River Associates, Inc .................        1,416
      1,788        Cintas Corp ...................................       81,801
        504      * Corinthian Colleges, Inc ......................       19,081
        179      * Cornell Cos, Inc ..............................        1,611
        606      * Corporate Executive Board Co ..................       19,344


                       SEE NOTES TO FINANCIAL STATEMENTS

48   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 OTHER--(Continued)
        185      * CoStar Group, Inc ............................. $      3,413
        150        Courier Corp ..................................        6,876
        895        Crane Co ......................................       17,837
        119        Curtiss-Wright Corp ...........................        7,595
        217      * Daisytek International Corp ...................        1,721
        826      * DeVry, Inc ....................................       13,720
      2,867        Dover Corp ....................................       83,602
      1,122      * Dun & Bradstreet Corp .........................       38,698
        372      * Education Management Corp .....................       13,987
        222        Ennis Business Forms, Inc .....................        2,580
        300      * ESCO Technologies, Inc ........................       11,100
        648      * Exult, Inc ....................................        2,061
        243      * Fidelity National Information Solutions, Inc ..        4,192
        164      * First Consulting Group, Inc ...................          945
        643        First Industrial Realty Trust, Inc ............       18,004
        195      * Forrester Research, Inc .......................        3,036
      2,356        Fortune Brands, Inc ...........................      109,578
        100      * General Binding Corp ..........................          848
        266        Gentiva Health Services, Inc ..................        2,343
        443      * Getty Images, Inc .............................       13,534
        684      * GTECH Holdings Corp ...........................       19,056
      2,814        H & R Block, Inc ..............................      113,123
        414        Harland (John H.) Co ..........................        9,162
        247      * Heidrick & Struggles International, Inc .......        3,623
        916        HON Industries, Inc ...........................       25,904
     12,666        Honeywell International, Inc ..................      303,984
        100      * Hotels.Com (Class A) ..........................        5,463
        485      * infoUSA, Inc ..................................        2,410
        158      * Invision Technologies, Inc ....................        4,165
        293      * Itron, Inc ....................................        5,617
      1,392        ITT Industries, Inc ...........................       84,480
        167        Kelly Services, Inc (Class A) .................        4,127
        983      * Korn/Ferry International ......................        7,353
        534      * Labor Ready, Inc ..............................        3,428
      1,152        Liberty Property Trust ........................       36,795
      2,025        Loews Corp ....................................       90,032
      1,164        Manpower, Inc .................................       37,132
        374        Matthews International Corp (Class A) .........        8,352
        134        McGrath RentCorp ..............................        3,114
        127      * Memberworks, Inc ..............................        2,283
      1,986        Moody's Corp ..................................       82,002
      1,285      * MPS Group, Inc ................................        7,119
        349      * MSC.Software Corp .............................        2,694
        440      * Navigant Consulting, Inc ......................        2,596
        245      * NCO Group, Inc ................................        3,908
        146        New England Business Services, Inc ............        3,562
        579      * Offshore Logistics, Inc .......................       12,692
        583        Pentair, Inc ..................................       20,143
        780        Pittston Brink's Group ........................       14,414
        173      * Pre-Paid Legal Services, Inc ..................        4,533
        290      * ProQuest Co ...................................        5,684
        390      * R.H. Donnelley Corp ...........................       11,431
      1,605        R.R. Donnelley & Sons Co ......................       34,941
        263      * Rent-Way, Inc .................................          921
        750      * Right Management Consultants, Inc .............        9,938
        159      * RMH Teleservices, Inc .........................        1,670
      2,404      * Robert Half International, Inc ................       38,728
        164        Rollins, Inc ..................................        4,174
        166      * School Specialty, Inc .........................        3,317
      4,434        Servicemaster Co ..............................       49,217
      1,306      * Spherion Corp .................................        8,750
      1,098      * SPX Corp ......................................       41,120
        338        Standard Register Co ..........................        6,084
        144        Standex International Corp ....................        3,433
        127      * Startek, Inc ..................................        3,505
         95        Strayer Education, Inc ........................        5,463
      1,735        Supervalu, Inc ................................       28,645
        300      * Symyx Technologies, Inc .......................        3,777
     10,031        Sysco Corp ....................................      298,823
        169        Talx Corp .....................................        2,183
        125      * Tejon Ranch Co ................................        3,713
        573        Teleflex, Inc .................................       24,576
        534      * TeleTech Holdings, Inc ........................        3,877
      1,735        Textron, Inc ..................................       74,588
      1,504      * TMP Worldwide, Inc ............................       17,010
        938      * U.S. Industries, Inc ..........................        2,467
        100        Unifirst Corp .................................        2,020
        411      * United Stationers, Inc ........................       11,837
      7,243        United Technologies Corp ......................      448,631
      1,131        Viad Corp .....................................       25,278
        100      * Wackenhut Corrections Corp ....................        1,111
        359        Walter Industries, Inc ........................        3,888
                                                                   -------------
                   TOTAL OTHER                                        2,961,870
                                                                   -------------
 PRODUCER DURABLES--5.04%
      5,950        3M Co .........................................      733,635
        208      * Active Power, Inc .............................          370
        125      * Actuant Corp ..................................        5,806
        924        AGCO Corp .....................................       20,420
        100        Alamo Group, Inc ..............................        1,225
      1,950      * Allied Waste Industries, Inc ..................       19,500
        201        American States Water Co ......................        4,653
        830        American Water Works Co, Inc ..................       37,748
        421        Ametek, Inc ...................................       16,204
        579        Applied Industrial Technologies, Inc ..........       10,943
        155      * Astec Industries, Inc .........................        1,539
        100      * August Technology Corp ........................          506
        410        Baldor Electric Co ............................        8,098
        344        Briggs & Stratton Corp ........................       14,610
        485      * Brooks-PRI Automation, Inc ....................        5,558
        244        California Water Service Group ................        5,771
        723      * Capstone Turbine Corp .........................          651
        238      * Casella Waste Systems, Inc (Class A) ..........        2,116
      5,226        Caterpillar, Inc ..............................      238,933
        100        CIRCOR International, Inc .....................        1,590
        276      * Coinstar, Inc .................................        6,251
        200      * Columbus Mckinnon Corp ........................          764
        200      * Consolidated Graphics, Inc ....................        4,450
        473        Cummins, Inc ..................................       13,305
        361      * Cuno, Inc .....................................       11,956
      1,731        Danaher Corp ..................................      113,727
      3,656        Deere & Co ....................................      167,628
        644      * Dycom Industries, Inc .........................        8,533
      1,152        Eaton Corp ....................................       89,983
      6,398        Emerson Electric Co ...........................      325,338
        674        Federal Signal Corp ...........................       13,089
        100      * Flow International Corp .......................          255
        841      * Flowserve Corp ................................       12,438
        796      * FMC Technologies, Inc .........................       16,263
         87        Franklin Electric Co, Inc .....................        4,177
        400      * FuelCell Energy, Inc ..........................        2,621
        198      * Gardner Denver, Inc ...........................        4,019
        685        GATX Corp .....................................       15,632
    151,346        General Electric Co ...........................    3,685,280
        246      * Genlyte Group, Inc ............................        7,665
        303      * Global Power Equipment Group, Inc .............        1,494
        100        Gorman-Rupp Co ................................        2,350
        309      * Graphic Packaging International Corp ..........        1,743
        744        Harsco Corp ...................................       23,726
        452      * Headwaters, Inc ...............................        7,011


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   49

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 PRODUCER DURABLES--(Continued)
        742        Hubbell, Inc (Class B) ........................ $     26,074
        380        IDEX Corp .....................................       12,426
      3,432        Illinois Tool Works, Inc ......................      222,600
        330      * Imagistics International, Inc .................        6,612
        261      * Ionics, Inc ...................................        5,951
        666        JLG Industries, Inc ...........................        5,015
        590      * Joy Global, Inc ...............................        6,643
        276      * Kadant, Inc ...................................        4,154
        316        Kaydon Corp ...................................        6,702
        426        Kennametal, Inc ...............................       14,688
        424        Lafarge North America, Inc ....................       13,928
        122        Lawson Products, Inc ..........................        3,780
        541        Lincoln Electric Holdings, Inc ................       12,524
        147        Lindsay Manufacturing Co ......................        3,146
        363      * Littelfuse, Inc ...............................        6,120
      1,100      * Magna Entertainment Corp (Class A) ............        6,820
        291      * Magnetek, Inc .................................        1,292
        298        Manitowoc Co, Inc .............................        7,599
        806        Martin Marietta Materials, Inc ................       24,712
        218        Milacron, Inc .................................        1,297
        124        Mine Safety Appliances Co .....................        3,999
        108        Nacco Industries, Inc (Class A) ...............        4,727
        391      * National Instruments Corp .....................       12,704
        756      * Navistar International Corp ...................       18,378
      1,260      * Newpark Resources, Inc ........................        5,481
        100        NN, Inc .......................................          999
        306        Nordson Corp ..................................        7,598
      1,577        Paccar, Inc ...................................       72,747
      1,711        Parker Hannifin Corp ..........................       78,974
        989        Philadelphia Suburban Corp ....................       20,394
        200      * Photon Dynamics, Inc ..........................        4,560
      3,796        Pitney Bowes, Inc .............................      123,977
        100      * Plug Power, Inc ...............................          449
        664      * Power-One, Inc ................................        3,765
        300      * Quanta Services, Inc ..........................        1,050
        438      * Rayovac Corp ..................................        5,839
        316        Regal-Beloit Corp .............................        6,541
      2,110      * Republic Services, Inc ........................       44,268
        100        Richardson Electronics Ltd ....................          866
        115        Robbins & Myers, Inc ..........................        2,116
      2,437        Rockwell Automation, Inc ......................       50,470
        402        Roper Industries, Inc .........................       14,713
         45        Sauer-Danfoss, Inc ............................          356
          8        SJW Corp ......................................          624
        324      * SPS Technologies, Inc .........................        7,695
         89        Starrett (L.S.) Co (Class A) ..................        1,477
        805        Stewart & Stevenson Services, Inc .............       11,383
         48      * Strattec Security Corp ........................        2,301
        367        Tecumseh Products Co (Class A) ................       16,196
        134        Tennant Co ....................................        4,368
        493      * Terex Corp ....................................        5,492
        686      * Tetra Tech, Inc ...............................        8,369
        179      * Tetra Technologies, Inc .......................        3,825
        594      * Thomas & Betts Corp ...........................       10,039
        676        Timken Co .....................................       12,912
        285        Toro Co .......................................       18,212
        100      * TRC Cos, Inc ..................................        1,313
        100      * Trikon Technologies, Inc ......................          500
        501        Trinity Industries, Inc .......................        9,499
        602      * UNOVA, Inc ....................................        3,612
        287        Valhi, Inc ....................................        2,382
        166        Valmont Industries, Inc .......................        3,220
      1,267        W.W. Grainger, Inc ............................       65,314
        389        Wabtec Corp ...................................        5,462
        378      * Waste Connections, Inc ........................       14,595
      9,015        Waste Management, Inc .........................      206,624
        163        Watts Industries, Inc (Class A) ...............        2,566
     10,861      * Xerox Corp ....................................       87,431
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            7,052,039
                                                                   ------------
 TECHNOLOGY--14.71%
      5,099      * 3Com Corp .....................................       23,608
        100      * 3D Systems Corp ...............................          780
        322      * Actel Corp ....................................        5,223
        366      * Acterna Corp ..................................           59
        799      * Activision, Inc ...............................       11,657
        386      * Actuate Corp ..................................          683
      1,073      * Acxiom Corp ...................................       16,503
      1,484      * Adaptec, Inc ..................................        8,385
     11,278      * ADC Telecommunications, Inc ...................       23,571
        100      * ADE Corp ......................................          597
      3,570        Adobe Systems, Inc ............................       88,929
        275      * Adtran, Inc ...................................        9,048
        746      * Advanced Digital Information Corp .............        5,006
        309      * Advanced Energy Industries, Inc ...............        3,930
      1,129      * Advanced Fibre Communications, Inc ............       18,832
      4,977      * Advanced Micro Devices, Inc ...................       32,151
        794      * Advent Software, Inc ..........................       10,822
        772      * Aeroflex, Inc .................................        5,327
        200      * Aether Systems, Inc ...........................          752
      1,528      * Affiliated Computer Services, Inc (Class A) ...       80,449
      8,706      * Agere Systems, Inc (Class A) ..................       12,537
     16,654      * Agere Systems, Inc (Class B) ..................       23,316
        400      * Agile Software Corp ...........................        3,096
      7,158      * Agilent Technologies, Inc .....................      128,558
        919      * Akamai Technologies, Inc ......................        1,592
      1,019      * Alliance Data Systems Corp ....................       18,057
        292      * Alliance Semiconductor Corp ...................        1,148
        419      * Alloy, Inc ....................................        4,588
      5,859      * Altera Corp ...................................       72,300
        715      * American Management Systems, Inc ..............        8,573
      2,811      * American Power Conversion Corp ................       42,587
        234      * American Superconductor Corp ..................          704
      1,219      * Amkor Technology, Inc .........................        5,802
        299      * Amphenol Corp (Class A) .......................       11,362
        401      * Anadigics, Inc ................................        1,035
      5,498      * Analog Devices, Inc ...........................      131,237
        123        Analogic Corp .................................        6,185
        300      * Anaren Microwave, Inc .........................        2,640
      1,809      * Andrew Corp ...................................       18,597
        280      * Anixter International, Inc ....................        6,510
        402      * Answerthink, Inc ..............................        1,005
        200      * Ansys, Inc ....................................        4,040
        205      * Anteon International Corp .....................        4,920
        100      * APAC Customer Services, Inc ...................          234
      5,419      * Apple Computer, Inc ...........................       77,654
     24,865      * Applied Materials, Inc ........................      324,004
      4,309      * Applied Micro Circuits Corp ...................       15,904
        402      * Arbitron, Inc .................................       13,467
      5,500      * Ariba, Inc ....................................       13,640
        890      * Arris Group, Inc ..............................        3,177
      1,461      * Arrow Electronics, Inc ........................       18,686
        326      * Artesyn Technologies, Inc .....................        1,252
        200      * Artisan Components, Inc .......................        3,086
      3,248      * Ascential Software Corp .......................        7,795
        397      * Asiainfo Holdings, Inc ........................        2,517
        479      * Aspect Communications Corp ....................        1,360
        395      * Aspen Technology, Inc .........................        1,118
        270      * AstroPower, Inc ...............................        2,157
        613      * Asyst Technologies, Inc .......................        4,506


                       SEE NOTES TO FINANCIAL STATEMENTS

50   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
        287      * At Road, Inc .................................. $      1,185
      7,710      * Atmel Corp ....................................       17,193
        476      * ATMI, Inc .....................................        8,816
        300      * Audiovox Corp (Class A) .......................        3,102
      2,114        Autodesk, Inc .................................       30,230
      9,494        Automatic Data Processing, Inc ................      372,640
        500      * Avanex Corp ...................................          524
      7,490      * Avaya, Inc ....................................       18,353
        200      * Avenue A, Inc .................................          580
        284      * Avid Technology, Inc ..........................        6,518
      1,846        Avnet, Inc ....................................       19,992
        582      * Avocent Corp ..................................       12,954
        762        AVX Corp ......................................        7,468
      1,343      * Axcelis Technologies, Inc .....................        7,538
        162      * AXT, Inc ......................................          292
        266      * Barra, Inc ....................................        8,068
      5,335      * BEA Systems, Inc ..............................       61,192
      2,532      * BearingPoint, Inc .............................       17,471
        171        BEI Technologies, Inc .........................        1,913
        157        Bel Fuse, Inc (Class B) .......................        3,164
        292        Belden, Inc ...................................        4,444
        361      * Benchmark Electronics, Inc ....................       10,346
      1,607      * Bisys Group, Inc ..............................       25,551
        472        Black Box Corp ................................       21,146
      3,870      * BMC Software, Inc .............................       66,216
        600      * Borland Software Corp .........................        7,380
        100      * Boston Communications Group ...................        1,271
      2,849      * Broadcom Corp (Class A) .......................       42,906
      3,566      * Brocade Communications Systems, Inc ...........       14,763
        396        C&D Technologies, Inc .........................        6,997
        659      * Cable Design Technologies Corp ................        3,888
        345      * CACI International, Inc (Class A) .............       12,296
      4,117      * Cadence Design Systems, Inc ...................       48,539
        100      * Caminus Corp ..................................          234
        900      * Carreker Corp .................................        4,077
         74      * Catapult Communications Corp ..................          884
        431      * C-COR.net Corp ................................        1,431
        240      * Centillium Communications, Inc ................          542
      2,221      * Ceridian Corp .................................       32,027
        958      * Certegy, Inc ..................................       23,519
        853      * Checkfree Corp ................................       13,649
        408      * Checkpoint Systems, Inc .......................        4,219
        416      * ChipPAC, Inc ..................................        1,477
        300      * Chordiant Software, Inc .......................          432
      1,170      * Ciber, Inc ....................................        6,026
      6,834      * CIENA Corp ....................................       35,130
        847      * Cirrus Logic, Inc .............................        2,439
    111,329      * Cisco Systems, Inc ............................    1,458,410
      3,019      * Citrix Systems, Inc ...........................       37,194
      1,298      * CNET Networks, Inc ............................        3,520
        431      * Cognex Corp ...................................        7,943
        100      * Cognizant Technology Solutions Corp ...........        7,223
        375        Cohu, Inc .....................................        5,513
        581      * CommScope, Inc ................................        4,590
        300      * Compucom Systems, Inc .........................        1,683
      6,992        Computer Associates International, Inc ........       94,405
        429      * Computer Horizons Corp ........................        1,403
        388      * Computer Network Technology Corp ..............        2,755
      2,436      * Computer Sciences Corp ........................       83,920
      5,171      * Compuware Corp ................................       24,821
          8        Compx International, Inc ......................           67
      2,726      * Comverse Technology, Inc ......................       27,315
        200      * Concord Camera Corp ...........................        1,086
        217      * Concord Communications, Inc ...................        1,951
      7,760      * Concord EFS, Inc ..............................      122,142
        795      * Concurrent Computer Corp ......................        2,290
      3,526      * Conexant Systems, Inc .........................        5,677
      2,538      * Convergys Corp ................................       38,451
        100      * CoorsTek, Inc .................................        2,555
     17,411      * Corning, Inc ..................................       57,630
        189      * Covansys Corp .................................          710
        560      * Cray, Inc .....................................        4,295
        829      * Credence Systems Corp .........................        7,735
      1,090      * Cree, Inc .....................................       17,822
        733      * CSG Systems International, Inc ................       10,005
        404        CTS Corp ......................................        3,131
        360        Cubic Corp ....................................        6,635
        606      * Cymer, Inc ....................................       19,544
      2,143      * Cypress Semiconductor Corp ....................       12,258
        100      * Daktronics, Inc. ..............................        1,338
        160      * Datastream Systems, Inc .......................        1,024
        476      * DDI Corp ......................................          105
        266      * dELiA*s Corp (Class A) ........................          120
     34,417      * Dell Computer Corp ............................      920,311
        976        Deluxe Corp ...................................       41,090
        300      * DiamondCluster International, Inc (Class A) ...          942
      1,167        Diebold, Inc ..................................       48,104
        100      * Digimarc Corp .................................        1,134
        400      * Digital Insight Corp ..........................        3,476
        366      * Digital River, Inc ............................        4,374
        300      * DocuCorp International, Inc ...................        1,986
        710      * Documentum, Inc ...............................       11,119
      1,727      * DoubleClick, Inc ..............................        9,775
        115      * Drexler Technology Corp .......................        1,449
        295      * DSP Group, Inc ................................        4,667
      1,839      * DST Systems, Inc ..............................       65,376
        163      * Dupont Photomasks, Inc ........................        3,790
        800      * E.piphany, Inc ................................        3,336
      1,711      * Earthlink, Inc ................................        9,325
        270      * Echelon Corp ..................................        3,027
        156        EDO Corp ......................................        3,242
        751      * eFunds Corp ...................................        6,851
        399      * Electro Scientific Industries, Inc ............        7,980
        275      * Electroglas, Inc ..............................          424
      1,802      * Electronic Arts, Inc ..........................       89,686
      7,261        Electronic Data Systems Corp ..................      133,820
        785      * Electronics For Imaging, Inc ..................       12,765
        100      * Embarcadero Technologies, Inc .................          597
     33,851      * EMC Corp ......................................      207,845
        200      * Emcore Corp ...................................          438
        143      * EMS Technologies, Inc .........................        2,232
      1,218      * Emulex Corp ...................................       22,594
        462      * Entegris, Inc .................................        4,759
      2,222      * Enterasys Networks, Inc .......................        3,466
        560      * Entrust, Inc ..................................        1,882
        350      * EPIQ Systems, Inc .............................        5,362
      2,217        Equifax, Inc ..................................       51,301
        500      * eSpeed, Inc (Class A) .........................        8,471
        398      * ESS Technology, Inc ...........................        2,503
        265      * Esterline Technologies Corp ...................        4,683
        432      * Exar Corp .....................................        5,357
        100      * Excel Technology, Inc .........................        1,789
      1,403      * Extreme Networks, Inc .........................        4,588
        200      * F5 Networks, Inc ..............................        2,148
        811        Fair, Isaac & Co, Inc .........................       34,630
      1,833      * Fairchild Semiconductor International, Inc
                     (Class A) ...................................       19,631
        448      * FalconStor Software, Inc ......................        1,738
        415      * FEI Co ........................................        6,345
        489      * Filenet Corp ..................................        5,966


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   51

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
      1,601      * Finisar Corp .................................. $      1,521
     11,601        First Data Corp ...............................      410,791
      2,963      * Fiserv, Inc ...................................      100,594
        400      * Flir Systems, Inc .............................       19,520
      1,100      * Foundry Networks, Inc .........................        7,744
        666      * Freemarkets, Inc ..............................        4,288
        293      * FSI International, Inc ........................        1,319
      2,485      * Gateway, Inc ..................................        7,803
        416        General Cable Corp ............................        1,581
        418      * Genesis Microchip, Inc ........................        5,456
        110      * Global Imaging Systems, Inc ...................        2,022
        582        Global Payments, Inc ..........................       18,630
      1,508      * GlobespanVirata, Inc ..........................        6,650
        870      * GrafTech International Ltd ....................        5,185
        336      * Griffon Corp ..................................        4,576
        200      * Handspring, Inc ...............................          190
        683      * Harmonic, Inc .................................        1,571
        798        Harris Corp ...................................       20,987
        358        Helix Technology Corp .........................        4,010
      1,202        Henry (Jack) & Associates, Inc ................       14,472
     41,347        Hewlett-Packard Co ............................      717,784
        393      * Hutchinson Technology, Inc ....................        8,135
        462      * Hypercom Corp .................................        1,723
        421      * Hyperion Solutions Corp .......................       10,807
      3,314      * i2 Technologies, Inc ..........................        3,811
      1,486      * Identix, Inc ..................................        7,653
        100      * Ii-Vi, Inc ....................................        1,606
      2,161        IKON Office Solutions, Inc ....................       15,451
        581      * Imation Corp ..................................       20,381
        122      * Inet Technologies, Inc ........................          744
        485      * InFocus Corp ..................................        2,988
        100      * Infogrames, Inc ...............................          177
        600      * Infonet Services Corp (Class B) ...............        1,188
        784      * Informatica Corp ..............................        4,516
        280      * Information Resources, Inc ....................          448
      1,330      * Ingram Micro, Inc (Class A) ...................       16,426
      1,368      * Inktomi Corp ..................................        2,189
        100      * Inrange Technologies Corp (Class B) ...........          235
        100      * Integral Systems, Inc .........................        2,005
        559      * Integrated Circuit Systems, Inc ...............       10,202
      1,419      * Integrated Device Technology, Inc .............       11,877
    101,866        Intel Corp ....................................    1,586,054
        200      * Intercept, Inc ................................        3,386
        683      * Interdigital Communications Corp ..............        9,944
        763      * Intergraph Corp ...............................       13,551
      1,456      * Interland, Inc ................................        1,893
        189      * Intermagnetics General Corp ...................        3,712
     26,076        International Business Machines Corp ..........    2,020,890
        977      * International Rectifier Corp ..................       18,035
        531      * Internet Security Systems, Inc ................        9,733
      1,954      * Intersil Corp (Class A) .......................       27,239
        378        Inter-Tel, Inc ................................        7,904
      1,003      * Intertrust Technologies Corp ..................        4,243
      1,500      * Interwoven, Inc ...............................        3,900
        200      * Intrado, Inc ..................................        1,986
      2,907      * Intuit, Inc ...................................      136,396
        563      * Iomega Corp ...................................        4,420
        946      * Iron Mountain, Inc ............................       31,227
        200      * ITXC Corp .....................................          464
        295      * Ixia ..........................................        1,077
        100      * IXYS Corp .....................................          706
      1,543      * J.D. Edwards & Co .............................       17,405
        100      * j2 Global Communications, Inc .................        1,904
      2,377      * Jabil Circuit, Inc ............................       42,596
        344      * JDA Software Group, Inc .......................        3,323
     20,159      * JDS Uniphase Corp .............................       49,793
      4,768      * Juniper Networks, Inc .........................       32,422
        989      * Keane, Inc ....................................        8,891
        100        Keithley Instruments, Inc .....................        1,250
      1,175      * Kemet Corp ....................................       10,270
        700      * Keynote Systems, Inc ..........................        5,404
        236      * Kforce, Inc ...................................          996
      2,843      * KLA-Tencor Corp ...............................      100,557
        926      * Kopin Corp ....................................        3,630
        516      * Kronos, Inc ...................................       19,087
        778      * Kulicke & Soffa Industries, Inc ...............        4,450
      1,847      * Lam Research Corp .............................       19,948
      1,169      * Lattice Semiconductor Corp ....................       10,252
        262      * Learning Tree International, Inc ..............        3,589
        100      * LeCroy Corp ...................................        1,110
      1,152      * Legato Systems, Inc ...........................        5,795
        400      * Lexar Media, Inc ..............................        2,508
      1,932      * Lexmark International, Inc ....................      116,886
      1,166      * Liberate Technologies .........................        1,667
        259      * Lightbridge, Inc ..............................        1,593
      4,755        Linear Technology Corp ........................      122,299
      3,200      * Looksmart Ltd .................................        7,936
      5,769      * LSI Logic Corp ................................       33,287
        706      * LTX Corp ......................................        4,257
     51,397      * Lucent Technologies, Inc ......................       64,760
        911      * Macromedia, Inc ...............................        9,702
        586      * Macrovision Corp ..............................        9,399
        253      * Magma Design Automation, Inc ..................        2,424
        345      * Mail-Well, Inc ................................          863
        240      * Manhattan Associates, Inc .....................        5,678
         98      * Mantech International Corp (Class A) ..........        1,869
        200      * Manufacturers Services Ltd ....................        1,108
        754      * Manugistics Group, Inc ........................        1,810
        300      * MAPICS, Inc ...................................        2,085
        200      * Mapinfo Corp ..................................        1,110
        215      * Mastec, Inc ...................................          634
        460      * Matrixone, Inc ................................        1,978
      4,921        Maxim Integrated Products, Inc ................      162,623
      3,987      * Maxtor Corp ...................................       20,174
        823      * McData Corp (Class A) .........................        5,850
        237      * MCSi, Inc .....................................        1,126
      1,479      * MEMC Electronic Materials, Inc ................       11,196
        842      * Mentor Graphics Corp ..........................        6,618
        297      * Mercury Computer Systems, Inc .................        9,064
      1,209      * Mercury Interactive Corp ......................       35,847
        200      * Merix Corp ....................................        1,680
        300      * MetaSolv, Inc .................................          411
        436        Methode Electronics, Inc (Class A) ............        4,783
        488      * Mettler-Toledo International, Inc .............       15,645
        857      * Micrel, Inc ...................................        7,696
      2,932        Microchip Technology, Inc .....................       71,687
        858      * Micromuse, Inc ................................        3,278
      8,280      * Micron Technology, Inc ........................       80,647
        400      * Microsemi Corp ................................        2,436
     68,236      * Microsoft Corp ................................    3,527,801
      1,351      * Microtune, Inc ................................        4,229
        397      * MIPS Technologies, Inc (Class A) ..............        1,203
         95      * MIPS Technologies, Inc (Class B) ..............          274
        454      * MKS Instruments, Inc ..........................        7,459
      2,103        Molex, Inc ....................................       48,453
        245      * Monolithic System Technology, Inc .............        2,960
     34,412        Motorola, Inc .................................      297,664
        204      * MRO Software, Inc .............................        2,478
      1,178      * MRV Communications, Inc .......................        1,260


                       SEE NOTES TO FINANCIAL STATEMENTS

52   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
        179        MTS Systems Corp .............................. $      1,794
        100      * Nanometrics, Inc ..............................          419
        103      * National Processing, Inc ......................        1,653
      2,846      * National Semiconductor Corp ...................       42,718
        100      * Navigant International, Inc ...................        1,233
      1,299      * NCR Corp ......................................       30,838
        528        NDCHealth Corp ................................       10,507
        100      * Net2Phone, Inc ................................          405
        368      * Netegrity, Inc ................................        1,197
        640      * NETIQ Corp ....................................        7,904
        952      * Netro Corp ....................................        2,599
        100      * Netscout Systems, Inc .........................          435
        100      * NetScreen Technologies, Inc ...................        1,684
      4,687      * Network Appliance, Inc ........................       46,870
      2,391      * Network Associates, Inc .......................       38,471
      1,202      * New Focus, Inc ................................        4,616
        500      * Newport Corp ..................................        6,280
        100      * Next Level Communications, Inc ................           81
        100      * Novadigm, Inc .................................          233
      5,582      * Novell, Inc ...................................       18,644
      2,230      * Novellus Systems, Inc .........................       62,618
        100      * Nu Horizons Electronics Corp ..................          578
        241      * Nuance Communications, Inc ....................          598
        200      * Numerical Technologies, Inc ...................          692
      1,962      * Nvidia Corp ...................................       22,583
        300      * NYFIX, Inc ....................................        1,350
        600      * Oak Technology, Inc ...........................        1,590
        271      * Omnivision Technologies, Inc ..................        3,677
        400      * ON Semiconductor Corp .........................          548
        550      * Onyx Software Corp ............................          853
      2,427      * Openwave Systems, Inc .........................        4,854
        770      * Oplink Communications, Inc ....................          608
        100      * Opnet Technologies, Inc .......................          808
     63,055      * Oracle Corp ...................................      680,994
         91      * OSI Systems, Inc ..............................        1,545
        898      * Overture Services, Inc ........................       24,524
        200      * Packeteer, Inc ................................        1,372
        396      * Palm, Inc .....................................        6,233
      3,896      * Parametric Technology Corp ....................        9,818
        200        Park Electrochemical Corp .....................        3,840
        528      * Paxar Corp ....................................        7,788
        312      * Paxson Communications Corp ....................          643
      5,105        Paychex, Inc ..................................      142,430
        100      * PC-Tel, Inc ...................................          678
        300      * PDF Solutions, Inc ............................        2,079
         93      * PEC Solutions, Inc ............................        2,781
        371      * Pegasus Solutions, Inc ........................        3,721
      4,266      * Peoplesoft, Inc ...............................       78,068
        271      * Pericom Semiconductor Corp ....................        2,252
      1,393      * Perot Systems Corp (Class A) ..................       14,933
        289      * Phoenix Technologies Ltd ......................        1,668
        381      * Photronics, Inc ...............................        5,220
        411        Pioneer-Standard Electronics, Inc .............        3,773
      1,200      * Pixelworks, Inc ...............................        6,960
        568      * Planar Systems, Inc ...........................       11,718
        635      * Plantronics, Inc ..............................        9,608
        632      * Plexus Corp ...................................        5,549
        249      * PLX Technology, Inc ...........................          974
      2,313      * PMC-Sierra, Inc ...............................       12,860
      1,374      * Polycom, Inc ..................................       13,080
        100      * Pomeroy Computer Resources, Inc ...............        1,170
        856      * Portal Software, Inc ..........................          692
        100      * Powell Industries, Inc ........................        1,708
        560      * Power Integrations, Inc .......................        9,520
        862      * Powerwave Technologies, Inc ...................        4,655
        488      * PRG-Schultz International, Inc ................        4,343
        255      * Probusiness Services, Inc .....................        2,550
        517      * Progress Software Corp ........................        6,695
        332      * Proton Energy Systems .........................          996
      1,547      * Proxim Corp (Class A) .........................        1,346
        646      * PTEK Holdings, Inc ............................        2,842
      1,343      * QLogic Corp ...................................       46,381
        141      * QRS Corp ......................................          931
     11,708      * Qualcomm, Inc .................................      426,054
      1,777      * Quantum Corp ..................................        4,745
        485      * Quest Software, Inc ...........................        5,000
        100        Quixote Corp ..................................        1,806
        157      * Radiant Systems, Inc ..........................        1,512
        238      * Radisys Corp ..................................        1,899
        200      * Rainbow Technologies, Inc .....................        1,434
        592      * Raindance Communications, Inc .................        1,912
      1,180      * Rambus, Inc ...................................        7,918
      2,691      * Rational Software Corp ........................       27,959
      1,393      * Read-Rite Corp ................................          488
      1,543      * RealNetworks, Inc .............................        5,879
      1,755      * Red Hat, Inc ..................................       10,372
      1,540      * Redback Networks, Inc .........................        1,294
        200      * Register.com, Inc .............................          900
        200      * Renaissance Learning, Inc .....................        3,780
        100      * Research Frontiers, Inc .......................          834
        614      * Retek, Inc ....................................        1,670
        943        Reynolds & Reynolds Co (Class A) ..............       24,018
      2,568      * RF Micro Devices, Inc .........................       18,823
      1,326      * Riverstone Networks, Inc ......................        2,813
        158      * Rogers Corp ...................................        3,516
        296      * Roxio, Inc ....................................        1,412
        554      * RSA Security, Inc .............................        3,318
        100      * Rudolph Technologies, Inc .....................        1,916
        841      * S1 Corp .......................................        3,751
      1,293      * Safeguard Scientifics, Inc ....................        1,758
        148      * Sanchez Computer Associates, Inc ..............          426
        833      * Sandisk Corp ..................................       16,910
      7,570      * Sanmina-SCI Corp ..............................       33,993
      1,000      * Sapient Corp ..................................        2,050
        200      * SBS Technologies, Inc .........................        1,832
        712      * Scansoft, Inc .................................        3,702
         87      * Scansource, Inc ...............................        4,289
      2,363        Scientific-Atlanta, Inc .......................       28,025
        147      * SCM Microsystems, Inc .........................          625
        200      * Seachange International, Inc ..................        1,230
        400      * Secure Computing Corp .........................        2,564
        356      * Seebeyond Technology Corp .....................          865
        200      * Semitool, Inc .................................        1,242
        840      * Semtech Corp ..................................        9,173
        349      * Serena Software, Inc ..........................        5,511
      5,730      * Siebel Systems, Inc ...........................       42,860
      2,492      * Silicon Graphics, Inc .........................        2,816
        700      * Silicon Image, Inc ............................        4,200
        338      * Silicon Laboratories, Inc .....................        6,449
        900      * Silicon Storage Technology, Inc ...............        3,636
        122      * Siliconix, Inc ................................        2,855
        268      * Sipex Corp ....................................          992
        564      * Sitel Corp ....................................          677
     12,084      * Solectron Corp ................................       42,898
        300      * Somera Communications, Inc ....................          810
      1,087      * SONICblue, Inc ................................          489
        500      * SonicWALL, Inc ................................        1,815
      1,704      * Sonus Networks, Inc ...........................        1,704
        209      * Sourcecorp ....................................        3,885


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   53

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
        600      * Spectralink Corp .............................. $      4,308
        260      * SpeechWorks International, Inc ................          723
        330      * SPSS, Inc .....................................        4,617
         68      * SRA International, Inc (Class A) ..............        1,842
        300      * SS&C Technologies, Inc ........................        3,195
        200      * Standard Microsystems Corp ....................        3,894
      1,551      * Storage Technology Corp .......................       33,222
        689      * StorageNetworks, Inc ..........................          799
        956      * Stratex Networks, Inc .........................        2,113
         56      * Stratos Lightwave, Inc ........................          246
     50,559      * Sun Microsystems, Inc .........................      157,238
      4,363      * Sungard Data Systems, Inc .....................      102,792
        100      * Supertex, Inc .................................        1,489
        616      * Surebeam Corp (Class A) .......................        2,489
      1,287      * Sybase, Inc ...................................       17,246
      3,922      * Sycamore Networks, Inc ........................       11,335
        184      * Sykes Enterprises, Inc ........................          604
      2,181      * Symantec Corp .................................       88,221
      3,373        Symbol Technologies, Inc ......................       27,726
      1,233      * Synopsys, Inc .................................       56,903
        100      * Synplicity, Inc ...............................          378
         77      * Syntel, Inc ...................................        1,618
        321      * Systems & Computer Technology Corp ............        2,761
        600      * Take-Two Interactive Software, Inc ............       14,094
        788      * Tech Data Corp ................................       21,244
        802        Technitrol, Inc ...............................       12,944
        704      * Tekelec .......................................        7,357
      1,334      * Tektronix, Inc ................................       24,265
      6,067      * Tellabs, Inc ..................................       44,107
        100      * Tellium, Inc ..................................           64
      2,760      * Teradyne, Inc .................................       35,920
        714      * Terayon Communication Systems, Inc ............        1,464
     26,554        Texas Instruments, Inc ........................      398,576
        200      * Therma-Wave, Inc ..............................          210
      2,760      * Thermo Electron Corp ..........................       55,551
        200      * Three-Five Systems, Inc .......................        1,290
      1,026      * TIBCO Software, Inc ...........................        6,341
        197      * Tier Technologies, Inc (Class B) ..............        3,152
        100      * Tivo, Inc .....................................          523
        200      * Tollgrade Communications, Inc .................        2,346
        527        Total System Services, Inc ....................        7,115
        915      * Touch America Holdings, Inc ...................          357
        423      * Transaction Systems Architects, Inc (Class A) .        2,750
        915      * Transmeta Corp ................................        1,071
        280      * Trimble Navigation Ltd ........................        3,497
        100      * Tripos, Inc ...................................          733
      2,941      * Triquint Semiconductor, Inc ...................       12,474
        300      * Trizetto Group, Inc ...........................        1,842
        100      * TTM Technologies, Inc .........................          331
        200      * Turnstone Systems, Inc ........................          540
        440      * Tyler Technologies, Inc .......................        1,835
        100      * Ulticom, Inc ..................................          749
        500      * Ultimate Electronics, Inc .....................        5,075
        310      * Ultratech Stepper, Inc ........................        3,050
      5,403      * Unisys Corp ...................................       53,490
        152        United Industrial Corp ........................        2,432
        284      * United Online, Inc ............................        4,527
        200      * Universal Display Corp ........................        1,578
      1,035      * Utstarcom, Inc ................................       20,524
        940      * Valueclick, Inc ...............................        2,623
        417      * Varian Semiconductor Equipment Associates, Inc         9,908
        347      * Veeco Instruments, Inc ........................        4,011
      3,234      * VeriSign, Inc .................................       25,937
      6,250      * Veritas Software Corp .........................       97,640
        322      * Verity, Inc ...................................        4,312
        270      * Vicor Corp ....................................        2,228
        500      * Viewpoint Corp ................................          935
      2,973      * Vignette Corp .................................        3,648
        100      * Virage Logic Corp .............................        1,003
      2,608      * Vishay Intertechnology, Inc ...................       29,169
      2,493      * Vitesse Semiconductor Corp ....................        5,447
        800      * Vitria Technology, Inc ........................          600
        131      * Volt Information Sciences, Inc ................        2,240
        647        Wallace Computer Services, Inc ................       13,917
        200      * WatchGuard Technologies, Inc ..................        1,276
        713      * WebEx Communications, Inc .....................       10,695
        534      * webMethods, Inc ...............................        4,389
        600      * Websense, Inc .................................       12,817
        115      * WESCO International, Inc ......................          631
      2,986      * Western Digital Corp ..........................       19,081
        239      * White Electronic Designs Corp .................        1,828
        267      * Wilson Greatbatch Technologies, Inc ...........        7,796
        798      * Wind River Systems, Inc .......................        3,272
        200      * Wireless Facilities, Inc ......................        1,202
        100      * Witness Systems, Inc ..........................          344
        100        Woodhead Industries, Inc ......................        1,130
        200      * Xicor, Inc ....................................          746
      5,156      * Xilinx, Inc ...................................      106,214
        349      * Zebra Technologies Corp (Class A) .............       19,998
        700      * Zoran Corp ....................................        9,849
        200      * Zygo Corp .....................................        1,398
                                                                   ------------
                   TOTAL TECHNOLOGY                                  20,578,644
                                                                   ------------
 TRANSPORTATION--1.30%
      1,083        Airborne, Inc .................................       16,061
        712      * Airtran Holdings, Inc .........................        2,777
        454      * Alaska Air Group, Inc .........................        9,829
      2,131      * AMR Corp ......................................       14,065
        300      * Arkansas Best Corp ............................        7,794
         13      * ATA Holdings Corp .............................           59
        986      * Atlantic Coast Airlines Holdings, Inc .........       11,862
        210      * Atlas Air Worldwide Holdings, Inc .............          317
        477      * BE Aerospace, Inc .............................        1,736
      5,846        Burlington Northern Santa Fe Corp .............      152,054
      1,019        C.H. Robinson Worldwide, Inc ..................       31,793
        707        CNF, Inc ......................................       23,501
        863      * Continental Airlines, Inc (Class B) ...........        6,257
        111      * Covenant Transport, Inc (Class A) .............        2,105
      3,008        CSX Corp ......................................       85,156
      1,875        Delta Air Lines, Inc ..........................       22,688
        405      * EGL, Inc ......................................        5,771
      1,259        Expeditors International Of Washington, Inc ...       41,106
        411      * ExpressJet Holdings, Inc ......................        4,213
      4,497        FedEx Corp ....................................      243,881
        357        Florida East Coast Industries, Inc (Class A) ..        8,282
        296      * Forward Air Corp ..............................        5,745
        399      * Frontier Airlines, Inc ........................        2,697
        158      * Genesee & Wyoming, Inc (Class A) ..............        3,215
        408      * Heartland Express, Inc ........................        9,348
        351      * Hunt (J.B.) Transport Services, Inc ...........       10,284
        120      * JetBlue Airways Corp ..........................        3,240
        858      * Kansas City Southern Industries, Inc ..........       10,296
        293      * Knight Transportation, Inc ....................        6,164
        356      * Landstar System, Inc ..........................       20,776
        314      * Mesa Air Group, Inc ...........................        1,278
         46      * Mesaba Holdings, Inc ..........................          282
        153      * Midwest Express Holdings, Inc .................          819
      5,916        Norfolk Southern Corp .........................      118,261
        783      * Northwest Airlines Corp .......................        5,747
        395        Overseas Shipholding Group, Inc ...............        7,071


                       SEE NOTES TO FINANCIAL STATEMENTS

54   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TRANSPORTATION--(Continued)
        300      * RailAmerica, Inc .............................. $      2,151
        148        Roadway Corp ..................................        5,448
        783        Ryder System, Inc .............................       17,571
      2,189      * Sabre Holdings Corp ...........................       39,661
        199      * SCS Transportation, Inc .......................        1,972
        709        Shurgard Storage Centers, Inc (Class A) .......       22,220
        558        Skywest, Inc ..................................        7,293
     11,769        Southwest Airlines Co .........................      163,589
        845      * Swift Transportation Co, Inc ..................       16,915
        708     b* UAL Corp ......................................        1,012
      3,861        Union Pacific Corp ............................      231,158
      5,938        United Parcel Service, Inc (Class B) ..........      374,569
        368        USFreightways Corp ............................       10,580
        521        Werner Enterprises, Inc .......................       11,224
        398      * Yellow Corp ...................................       10,026
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,811,919
                                                                   ------------
 UTILITIES--6.88%
      6,464      * AES Corp ......................................       19,521
        814        AGL Resources, Inc ............................       19,780
        278      * AirGate PCS, Inc ..............................          172
        755      * Alamosa Holdings, Inc .........................          393
        100      * Alaska Communications Systems Group, Inc ......          184
      1,819        Allegheny Energy, Inc .........................       13,752
        747      * Allegiance Telecom, Inc .......................          500
        604      * Allen Telecom, Inc ............................        5,720
      1,042        Allete, Inc ...................................       23,633
      1,379        Alliant Energy Corp ...........................       22,822
      4,731        Alltel Corp ...................................      241,281
      2,304        Ameren Corp ...................................       95,777
      4,891        American Electric Power Co, Inc ...............      133,671
      2,225      * American Tower Corp (Class A) .................        7,854
      2,599        Aquila, Inc ...................................        4,602
        617        Atmos Energy Corp .............................       14,388
     11,557        AT&T Corp .....................................      301,753
     33,947      * AT&T Wireless Services, Inc ...................      191,801
        738        Avista Corp ...................................        8,531
     28,603        BellSouth Corp ................................      739,960
        475        Black Hills Corp ..............................       12,597
      2,623      * Broadwing, Inc ................................        9,233
      5,345      * Calpine Corp ..................................       17,425
        142        Cascade Natural Gas Corp ......................        2,840
        100      * Centennial Communications Corp ................          261
      4,220        Centerpoint Energy, Inc .......................       35,870
        200        Central Vermont Public Service Corp ...........        3,656
      2,097        CenturyTel, Inc ...............................       61,610
        363        CH Energy Group, Inc ..........................       16,927
      2,538        Cinergy Corp ..................................       85,581
      4,581      * Citizens Communications Co ....................       48,330
        749        Cleco Corp ....................................       10,486
      2,219        CMS Energy Corp ...............................       20,947
        239      * Commonwealth Telephone Enterprises, Inc .......        8,566
        100        Connecticut Water Service, Inc ................        2,523
      3,212        Consolidated Edison, Inc ......................      137,538
      2,247        Constellation Energy Group, Inc ...............       62,512
      3,257      * Crown Castle International Corp ...............       12,214
        270        CT Communications, Inc ........................        3,051
      4,688        Dominion Resources, Inc .......................      257,371
      1,871        DPL, Inc ......................................       28,701
      1,078        DQE, Inc ......................................       16,429
      2,471        DTE Energy Co .................................      114,654
     13,465        Duke Energy Corp ..............................      263,106
      3,757        Dynegy, Inc (Class A) .........................        4,433
      4,462      * Edison International ..........................       52,875
      9,196        El Paso Corp ..................................       64,004
        865      * El Paso Electric Co ...........................        9,515
        365        Empire District Electric Co ...................        6,643
        384        Energen Corp ..................................       11,174
      2,394        Energy East Corp ..............................       52,883
         57        EnergySouth, Inc ..............................        1,607
      3,353        Entergy Corp ..................................      152,863
        948        Equitable Resources, Inc ......................       33,218
      4,910        Exelon Corp ...................................      259,153
      4,194        FirstEnergy Corp ..............................      138,307
          2     b* Focal Communications Corp .....................            0
      2,709        FPL Group, Inc ................................      162,892
        442      * General Communication, Inc (Class A) ..........        2,966
        100      * Golden Telecom, Inc ...........................        1,265
      1,033        Great Plains Energy, Inc ......................       23,635
        521        Hawaiian Electric Industries, Inc .............       22,914
        400        Hickory Tech Corp .............................        3,812
        542        Idacorp, Inc ..................................       13,458
        875      * IDT Corp ......................................       15,129
         75      * IDT Corp (Class B) ............................        1,163
      1,993        KeySpan Corp ..................................       70,233
      1,245        Kinder Morgan, Inc ............................       52,626
        258        Laclede Group, Inc ............................        6,244
      4,608      * Level 3 Communications, Inc ...................       22,579
        205      * McLeod USA, Inc (Class A) .....................          172
      1,115        MDU Resources Group, Inc ......................       28,778
        261        MGE Energy, Inc ...............................        6,987
        100        Middlesex Water Co ............................        2,097
      6,079      * Mirant Corp ...................................       11,491
        100      * NATCO Group, Inc (Class A) ....................          628
      1,166        National Fuel Gas Co ..........................       24,171
        650        New Jersey Resources Corp .....................       20,549
     10,237      * Nextel Communications, Inc (Class A) ..........      118,237
      1,000      * Nextel Partners, Inc (Class A) ................        6,070
        677        Nicor, Inc ....................................       23,038
      3,624        NiSource, Inc .................................       72,480
        189      * NiSource, Inc (Sails) .........................          420
        156        North Pittsburgh Systems, Inc .................        2,126
      1,875        Northeast Utilities ...........................       28,444
        448        Northwest Natural Gas Co ......................       12,123
        487        Northwestern Corp .............................        2,474
        847        NSTAR .........................................       37,598
        216        NUI Corp ......................................        3,728
      1,278        OGE Energy Corp ...............................       22,493
        100      * Oil States International, Inc .................        1,290
        738        Oneok, Inc ....................................       14,170
        590        Otter Tail Corp ...............................       15,871
        485        Peoples Energy Corp ...........................       18,745
      2,428        Pepco Holdings, Inc ...........................       47,079
      1,000      * Petroquest Energy, Inc ........................        4,150
      6,033      * PG&E Corp .....................................       83,859
        417        Piedmont Natural Gas Co, Inc ..................       14,741
      1,164        Pinnacle West Capital Corp ....................       39,681
        497        PNM Resources, Inc ............................       11,839
      2,317        PPL Corp ......................................       80,354
        763      * Price Communications Corp .....................       10,552
      3,569        Progress Energy, Inc ..........................      154,716
        445      * Progress Energy, Inc (Cvo) ....................          200
      3,259        Public Service Enterprise Group, Inc ..........      104,614
      1,295        Puget Energy, Inc .............................       28,555
      1,010        Questar Corp ..................................       28,098
        100      * Quicksilver Resources, Inc ....................        2,243
     21,126        Qwest Communications International, Inc .......      105,635
        255      * RCN Corp ......................................          135
      4,036      * Reliant Resources, Inc ........................       12,915
     50,849        SBC Communications, Inc .......................    1,378,516


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   55

        Statement of Investments - EQUITY INDEX FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 UTILITIES--(Continued)
      1,537        SCANA Corp .................................... $     47,586
        167        SEMCO Energy, Inc .............................        1,019
      2,481        Sempra Energy .................................       58,676
         44        Shenandoah Telecom Co .........................        2,152
      1,495        Sierra Pacific Resources ......................        9,718
      1,963      * Skyworks Solutions, Inc .......................       16,921
        230        South Jersey Industries, Inc ..................        7,595
     10,632        Southern Co ...................................      301,842
        555      * Southern Union Co .............................        9,174
        416        Southwest Gas Corp ............................        9,755
        132        Southwest Water Co ............................        1,749
        294      * Southwestern Energy Co ........................        3,366
     13,605        Sprint Corp (FON Group) .......................      197,000
     11,617      * Sprint Corp (PCS Group) .......................       50,882
        181        SureWest Communications .......................        6,733
        314      * Talk America Holdings, Inc ....................        1,758
      2,287        TECO Energy, Inc ..............................       35,380
        915        Telephone & Data Systems, Inc .................       43,023
        671      * Time Warner Telecom, Inc (Class A) ............        1,416
        267      * Triton PCS Holdings, Inc (Class A) ............        1,049
      4,473        TXU Corp ......................................       83,556
        303      * U.S. Cellular Corp ............................        7,581
        874      * U.S. Unwired, Inc (Class A) ...................          428
        489      * Ubiquitel, Inc ................................          196
        420        UGI Corp ......................................       15,704
        345        UIL Holdings Corp .............................       12,030
        391        Unisource Energy Corp .........................        6,760
         64        Unitil Corp ...................................        1,587
      1,227        Vectren Corp ..................................       28,221
     41,484        Verizon Communications, Inc ...................    1,607,505
        235      * West Corp .....................................        3,901
        767        Westar Energy, Inc ............................        7,593
        434        Western Gas Resources, Inc ....................       15,993
        702      * Western Wireless Corp (Class A) ...............        3,721
        875        WGL Holdings, Inc .............................       20,930
      6,773        Williams Cos, Inc .............................       18,290
      1,553        Wisconsin Energy Corp .........................       39,134
        601        WPS Resources Corp ............................       23,331
      6,130      b Xcel Energy, Inc ..............................       67,430
                                                                   ------------
                   TOTAL UTILITIES                                    9,616,861
                                                                   ------------
                   TOTAL COMMON STOCK
                    (Cost $183,655,074)                             136,795,753
                                                                   ------------
 TIAA-CREF MUTUAL FUND--1.85%
    374,042        TIAA-CREF Institutional Equity Index Fund .....    2,592,117
                                                                   ------------
                   TOTAL TIAA-CREF MUTUAL FUND
                    (Cost $2,675,617)                                 2,592,117
                                                                   ------------
                   TOTAL PORTFOLIO--99.65%
                    (Cost $186,330,691)                             139,387,870
                   OTHER ASSETS & LIABILITIES, NET--0.35%               484,443
                                                                   ------------
                   NET ASSETS--100.00%                             $139,872,313
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $187,348,071. Net unrealized depreciation of portfolio investments aggregated $47,960,201 of which $5,092,008 related to appreciated portfolio investments and $53,052,209 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.




                       SEE NOTES TO FINANCIAL STATEMENTS

56   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

COMMON STOCK--99.68%
 AEROSPACE AND DEFENSE--0.09%
      4,711        Heico Corp .................................... $     49,984
      1,364        PerkinElmer, Inc ..............................       11,253
        300      * Remec, Inc ....................................        1,164
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                           62,401
                                                                   ------------
 BASIC INDUSTRIES--3.86%
      5,013        Air Products & Chemicals, Inc .................      214,306
      3,151        Amcol International Corp ......................       18,276
        627      * American Standard Cos, Inc ....................       44,605
        121      * Avatar Holdings, Inc ..........................        2,783
      2,818        Avery Dennison Corp ...........................      172,123
        647        Black & Decker Corp ...........................       27,750
        432        Butler Manufacturing Co .......................        8,359
        331      * BWAY Corp .....................................        6,547
      1,225        Cabot Corp ....................................       32,512
         48      * Cabot Microelectronics Corp ...................        2,266
        959      * Castle (A.M.) & Co ............................        4,363
        362        Centex Corp ...................................       18,172
      1,310        Century Aluminum Co ...........................        9,707
      1,081      * Champion Enterprises, Inc .....................        3,081
        747        Clayton Homes, Inc ............................        9,098
        186        Cleveland-Cliffs, Inc .........................        3,692
      1,197      * Collins & Aikman Corp .........................        5,327
      1,295      * Comfort Systems U.S.A., Inc ...................        4,338
        232        Commercial Metals Co ..........................        3,768
      1,581      * Crown Cork & Seal Co, Inc .....................       12,569
        714        D.R. Horton, Inc ..............................       12,388
      2,496        Ecolab, Inc ...................................      123,552
      5,000        Engelhard Corp ................................      111,750
      1,100      * Fleetwood Enterprises, Inc ....................        8,635
        212        Gibraltar Steel Corp ..........................        4,036
         68        H.B. Fuller Co ................................        1,760
        506      * Imco Recycling, Inc ...........................        4,114
      1,106      * Integrated Electrical Services, Inc ...........        4,258
      7,900        Kimberly-Clark Corp ...........................      375,013
        320        Lennar Corp ...................................       16,512
      1,295      * Liquidmetal Technologies ......................       13,313
        223      * Lone Star Technologies, Inc ...................        3,320
      8,828        Masco Corp ....................................      185,829
        789      * Material Sciences Corp ........................       10,210
      2,476        MeadWestvaco Corp .............................       61,182
        469      * Mueller Industries, Inc .......................       12,780
      1,624      * NS Group, Inc .................................       10,588
      1,870        Nucor Corp ....................................       77,231
        900        OM Group, Inc .................................        6,192
        100      * Pactiv Corp ...................................        2,186
      1,816      * Penwest Pharmaceuticals Co ....................       19,250
      6,017        Plum Creek Timber Co, Inc .....................      142,001
      2,359        Praxair, Inc ..................................      136,279
        499        Pulte Homes, Inc ..............................       23,887
        626        Reliance Steel & Aluminum Co ..................       13,046
      2,201        Roanoke Electric Steel Corp ...................       20,910
      2,768        Rohm & Haas Co ................................       89,905
      2,159        Royal Gold, Inc ...............................       53,804
      3,336        Ryerson Tull, Inc .............................       20,350
      1,994        Schnitzer Steel Industries, Inc (Class A) .....       41,675
      1,206        Sigma-Aldrich Corp ............................       58,732
        200        Snap-On, Inc ..................................        5,622
      3,471        Sonoco Products Co ............................       79,590
      2,200        Stanley Works .................................       76,076
        380      * Steel Dynamics, Inc ...........................        4,571
      1,058      * Stillwater Mining Co ..........................        5,660
        211        Temple-Inland, Inc ............................        9,455
        156      * U.S. Concrete, Inc ............................          853
      2,297        Vulcan Materials Co ...........................       86,138
         14        WD-40 Co ......................................          370
      4,988        Worthington Industries, Inc ...................       76,017
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             2,612,682
                                                                   ------------
 CONSUMER CYCLICAL--9.14%
         41      * Acacia Research-Acacia Technologies ...........           99
     39,928      * AOL Time Warner, Inc ..........................      523,057
        241        Apogee Enterprises, Inc .......................        2,157
        303        ArvinMeritor, Inc .............................        5,051
         50      * Ascent Media Group, Inc .......................           56
      3,360        Autoliv, Inc ..................................       70,325
         67        Bandag, Inc ...................................        2,592
      1,469        Barnes Group, Inc .............................       29,894
      2,853      * Bed Bath & Beyond, Inc ........................       98,514
        331      * Big Lots, Inc .................................        4,379
      1,362      * Boca Resorts, Inc (Class A) ...................       14,573
         99        BorgWarner, Inc ...............................        4,992
        852        Brunswick Corp ................................       16,921
        265        Bush Industries, Inc (Class A) ................        1,283
        510      * Cablevision Systems Corp (Class A) ............        8,537
        532        Callaway Golf Co ..............................        7,049
        100      * Catalina Marketing Corp .......................        1,850
         71      * Charming Shoppes, Inc .........................          297
      1,872      * Charter Communications, Inc (Class A) .........        2,209
        100      * Checkers Drive-In Restaurant ..................          626
        274      * Coach, Inc ....................................        9,020
     11,161      * Comcast Corp ..................................      263,065
      9,783      * Comcast Corp Special ..........................      220,998
        471        Cooper Tire & Rubber Co .......................        7,225
        400        CPI Corp ......................................        5,796
      2,723        Dana Corp .....................................       32,022
      2,240        Darden Restaurants, Inc .......................       45,808
     15,175        Delphi Corp ...................................      122,159
         55        Dillard's, Inc (Class A) ......................          872
      2,625        Dollar General Corp ...........................       31,369
        702      * Dollar Tree Stores, Inc .......................       17,248
      1,319        Dow Jones & Co, Inc ...........................       57,020
        200      * Dura Automotive Systems, Inc ..................        2,008
      1,403      * Extended Stay America, Inc ....................       20,694
      1,421        Family Dollar Stores, Inc .....................       44,349
      1,165        Foot Locker, Inc ..............................       12,233
        200      * Footstar, Inc .................................        1,392
      8,603        Gap, Inc ......................................      133,519
        651      * Gaylord Entertainment Co ......................       13,411
        671      * Gentex Corp ...................................       21,230
      5,030        Genuine Parts Co ..............................      154,924
        464        Graco, Inc ....................................       13,294
        200      * GSI Commerce, Inc .............................          730
      4,976        Harley-Davidson, Inc ..........................      229,891
        100        Harman International Industries, Inc ..........        5,950
        300        Harte-Hanks, Inc ..............................        5,601
        636      * IMPCO Technologies, Inc .......................        2,983
        157        Intermet Corp .................................          659
      6,377        Interpublic Group Of Cos, Inc .................       89,788
      3,491        J.C. Penney Co, Inc ...........................       80,328
      1,997        Johnson Controls, Inc .........................      160,099
        297      * K2, Inc .......................................        2,792
      3,551      * Kohl's Corp ...................................      198,678
        938      * Lamar Advertising Co ..........................       31,564
        718      * Lear Corp .....................................       23,895
      1,885        Leggett & Platt, Inc ..........................       42,299
     28,844      * Liberty Media Corp (Class A) ..................      257,865
      1,019        Liz Claiborne, Inc ............................       30,213
      1,529      * Luby's, Inc ...................................        4,449
        556        Marcus Corp ...................................        7,895


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   57

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 CONSUMER CYCLICAL--(Continued)
      5,518        May Department Stores Co ...................... $    126,804
     26,541        McDonald's Corp ...............................      426,779
      3,585        McGraw-Hill Cos, Inc ..........................      216,677
      4,363      * Metro-Goldwyn-Mayer, Inc ......................       56,719
        228      * Michaels Stores, Inc ..........................        7,136
        135        Midas, Inc ....................................          868
        992        Modine Manufacturing Co .......................       17,539
        176      * Neiman Marcus Group, Inc (Class A) ............        5,349
      1,896        New York Times Co (Class A) ...................       86,704
      1,424        Nordstrom, Inc ................................       27,013
        148      * Oakley, Inc ...................................        1,520
      2,324        Omnicom Group, Inc ............................      150,130
        261        Outback Steakhouse, Inc .......................        8,989
        324        Oxford Industries, Inc ........................        8,311
      1,131      * Penton Media, Inc .............................          769
        491        Phillips-Van Heusen Corp ......................        5,676
        454      * Pixar, Inc ....................................       24,057
        200      * Presstek, Inc .................................          922
        580      * Prime Hospitality Corp ........................        4,727
        301      * Reebok International Ltd ......................        8,849
        522        Regal Entertainment Group (Class A) ...........       11,181
        672        Ross Stores, Inc ..............................       28,486
        382        Russell Corp ..................................        6,395
         45      * Saks, Inc .....................................          528
        395        Scripps (E.W.) Co (Class A) ...................       30,395
      5,057        Sears Roebuck & Co ............................      121,115
        718      * Sports Resorts International, Inc .............        4,215
        133        Standard Motor Products, Inc ..................        1,729
      4,390      * Starbucks Corp ................................       89,468
        202        Stride Rite Corp ..............................        1,448
     11,078        Target Corp ...................................      332,340
        994        Tiffany & Co ..................................       23,767
      6,754        TJX Cos, Inc ..................................      131,838
        634      * Tower Automotive, Inc .........................        2,853
      3,567        Tribune Co ....................................      162,156
      2,647      * U.S.A. Interactive, Inc .......................       60,510
        379      * Unifi, Inc ....................................        1,990
      1,261      * Univision Communications, Inc (Class A) .......       30,895
        123      * Vail Resorts, Inc .............................        1,866
        137      * Valassis Communications, Inc ..................        4,032
      2,632        VF Corp .......................................       94,884
      4,600        Visteon Corp ..................................       32,016
        205      * Wabash National Corp ..........................        1,718
     26,458        Walt Disney Co ................................      431,530
        118        Washington Post Co (Class B) ..................       87,084
      1,497        Wendy's International, Inc ....................       40,524
         60        Whirlpool Corp ................................        3,133
        200      * Williams-Sonoma, Inc ..........................        5,430
      3,700      * Yahoo!, Inc ...................................       60,495
                                                                   -------------
                   TOTAL CONSUMER CYCLICAL                            6,189,355
                                                                   -------------
 CONSUMER NON-CYCLICAL--11.39%
      6,683        Albertson's, Inc ..............................      148,764
      1,067      * Amazon.Com, Inc ...............................       20,156
        737      * Autozone, Inc .................................       52,069
      1,522        Avon Products, Inc ............................       81,990
      2,434      * Best Buy Co, Inc ..............................       58,781
         41      * BJ's Wholesale Club, Inc ......................          750
      4,003        Campbell Soup Co ..............................       93,950
        433      * Carmax, Inc ...................................        7,742
        333      * CDW Computer Centers, Inc .....................       14,602
      1,379        Circuit City Stores, Inc (Circuit City Group) .       10,232
      1,523        Clorox Co .....................................       62,824
     24,739        Coca-Cola Co ..................................    1,084,063
      2,259        Coca-Cola Enterprises, Inc ....................       49,065
      6,194        Colgate-Palmolive Co ..........................      324,751
      5,477      * Costco Wholesale Corp .........................      153,685
      4,909        CVS Corp ......................................      122,578
      2,683      * Del Monte Foods Co ............................       20,659
      1,449      * eBay, Inc .....................................       98,271
        500      * Energizer Holdings, Inc .......................       13,950
        114      * Factory 2-U Stores, Inc .......................          389
        276        Fastenal Co ...................................       10,320
      4,564        General Mills, Inc ............................      214,280
     13,314        Gillette Co ...................................      404,213
      6,008        H.J. Heinz Co .................................      197,483
      1,082        Hershey Foods Corp ............................       72,970
     23,384        Home Depot, Inc ...............................      560,281
         23        International Flavors & Fragrances, Inc .......          807
         91        J.M. Smucker Co ...............................        3,623
      3,864        Kellogg Co ....................................      132,419
     10,165      * Kroger Co .....................................      157,049
      7,800        Lowe's Cos ....................................      292,500
      7,534        Mattel, Inc ...................................      144,276
        142        Movado Group, Inc .............................        2,671
          4      * NBTY, Inc .....................................           70
      2,163        Newell Rubbermaid, Inc ........................       65,604
      1,960      * Office Depot, Inc .............................       28,930
        800        Pepsi Bottling Group, Inc .....................       20,560
     19,574        PepsiCo, Inc ..................................      826,414
      2,979      * Perrigo Co ....................................       36,195
        300      * Petsmart, Inc .................................        5,139
     15,585        Procter & Gamble Co ...........................    1,339,375
      1,371        RadioShack Corp ...............................       25,693
        183        Russ Berrie & Co, Inc .........................        6,182
      6,400      * Safeway, Inc ..................................      149,504
      4,323      * Staples, Inc ..................................       79,111
         87      * Steinway Musical Instruments, Inc .............        1,415
      1,535      * Toys "R" Us, Inc ..............................       15,350
     12,190        Walgreen Co ...................................      355,826
         24        Winn-Dixie Stores, Inc ........................          367
      2,680        Wrigley (Wm.) Jr Co ...........................      147,078
                                                                   -------------
                   TOTAL CONSUMER NON-CYCLICAL                        7,714,976
                                                                   -------------
 ENERGY--4.01%
        169      * 3TEC Energy Corp ..............................        2,398
      6,961        Anadarko Petroleum Corp .......................      333,432
      4,779        Apache Corp ...................................      272,355
     10,300        Baker Hughes, Inc .............................      331,557
      1,770        Chesapeake Energy Corp ........................       13,700
        639      * Cimarex Energy Co .............................       11,438
        288      * Comstock Resources, Inc .......................        2,676
        400      * Cooper Cameron Corp ...........................       19,928
      1,565      * Denbury Resources, Inc ........................       17,685
      4,612        Devon Energy Corp .............................      211,691
      1,136      * Energy Partners Ltd ...........................       12,155
      2,417        ENSCO International, Inc ......................       71,181
      5,400        EOG Resources, Inc ............................      215,568
      1,046      * Forest Oil Corp ...............................       28,828
        892        Frontier Oil Corp .............................       15,360
      2,884      * Grant Prideco, Inc ............................       33,570
        300      * Grey Wolf, Inc ................................        1,197
      1,202        Helmerich & Payne, Inc ........................       33,548
        100      * Maverick Tube Corp ............................        1,303
      2,579      * Meridian Resource Corp ........................        2,321
      1,898      * Newfield Exploration Co .......................       68,423
      3,485        Noble Energy, Inc .............................      130,862
        685      * Nuevo Energy Co ...............................        7,604
      7,200        Ocean Energy, Inc .............................      143,784
        469      * Patterson-UTI Energy, Inc .....................       14,150
        378      * Petroleum Helicopters (Vote) ..................       11,204


                       SEE NOTES TO FINANCIAL STATEMENTS

58   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 ENERGY--(Continued)
      2,443      * Pioneer Natural Resources Co .................. $     61,686
      1,485      * Plains Exploration and Production Co ..........       14,479
      1,485      * Plains Resources, Inc .........................       17,597
      2,597        Pogo Producing Co .............................       96,738
        652      * Pride International, Inc ......................        9,715
        603      * Range Resources Corp ..........................        3,256
      1,457        Rowan Cos, Inc ................................       33,074
      1,142      * Smith International, Inc ......................       37,252
        355      * Stone Energy Corp .............................       11,843
      3,567        Sunoco, Inc ...................................      118,353
      1,141      * Swift Energy Co ...............................       11,033
        900        Tidewater, Inc ................................       27,990
        300      * Tom Brown, Inc ................................        7,530
      7,118      * Transmontaigne, Inc ...........................       33,028
      3,192        Valero Energy Corp ............................      117,912
        800      * Varco International, Inc ......................       13,920
      1,496        Vintage Petroleum, Inc ........................       15,783
        870      * Westport Resources Corp .......................       18,096
      1,094        World Fuel Services Corp ......................       22,427
      1,466        XTO Energy, Inc ...............................       36,210
                                                                   ------------
                   TOTAL ENERGY                                       2,715,840
                                                                   ------------
 FINANCIAL SERVICES--24.02%
      1,090        A.G. Edwards, Inc .............................       35,926
        400        Advanta Corp (Class A) ........................        3,592
      5,994        Aflac, Inc ....................................      180,539
      2,524        Allied Capital Corp ...........................       55,099
        884        AMB Property Corp .............................       24,186
        468        American Capital Strategies Ltd ...............       10,104
     15,553        American Express Co ...........................      549,799
     25,223        American International Group, Inc .............    1,459,151
      2,793        AmSouth Bancorp ...............................       53,626
      4,595        AON Corp ......................................       86,800
      3,791        Archstone-Smith Trust .........................       89,240
        447        AvalonBay Communities, Inc ....................       17,496
     18,281        Bank Of America Corp ..........................    1,271,809
     15,586        Bank One Corp .................................      569,668
      7,407        BB&T Corp .....................................      273,985
        585        Boston Properties, Inc ........................       21,563
        320        Brown & Brown, Inc ............................       10,342
      2,433        Capital One Financial Corp ....................       72,309
         63      * Catellus Development Corp .....................        1,251
     15,286        Charles Schwab Corp ...........................      165,853
        811        Charter One Financial, Inc ....................       23,300
      2,098        Chubb Corp ....................................      109,516
      1,757        Cincinnati Financial Corp .....................       65,975
      1,769        Comerica, Inc .................................       76,492
      1,031        Countrywide Financial Corp ....................       53,251
      2,432        Crescent Real Estate Equities Co ..............       40,468
      1,670        Duke Realty Corp ..............................       42,502
         50        Eaton Vance Corp ..............................        1,413
     11,488        Equity Office Properties Trust ................      286,995
      7,162        Equity Residential ............................      176,042
        937        Erie Indemnity Co (Class A) ...................       33,976
     11,133        Fannie Mae ....................................      716,186
        796        Federated Investors, Inc (Class B) ............       20,195
      7,058        Fifth Third Bancorp ...........................      413,246
     15,269        FleetBoston Financial Corp ....................      371,037
      3,436        Franklin Resources, Inc .......................      117,099
      8,480        Freddie Mac ...................................      500,744
        964        Gallagher (Arthur J.) & Co ....................       28,322
         50      * Gartner, Inc (Class A) ........................          460
      2,244        Golden West Financial Corp ....................      161,142
      3,611        Goldman Sachs Group, Inc ......................      245,909
        424        Greenpoint Financial Corp .....................       19,156
      2,896        Hartford Financial Services Group, Inc ........      131,565
      4,800      * Homestore, Inc ................................        4,080
        104        Hooper Holmes, Inc ............................          639
      6,408        Household International, Inc ..................      178,206
         91      * IndyMac Bancorp, Inc ..........................        1,683
        608      * Insignia Financial Group, Inc .................        4,408
      9,958        Instinet Group, Inc ...........................       42,122
        829        iStar Financial, Inc ..........................       23,253
     23,601        JP Morgan Chase & Co ..........................      566,424
      2,086      * Janus Capital Group, Inc ......................       27,264
      1,399        Jefferson-Pilot Corp ..........................       53,316
      6,972        KeyCorp .......................................      175,276
        500        Kimco Realty Corp .............................       15,320
        331        Legg Mason, Inc ...............................       16,067
         50        Leucadia National Corp ........................        1,866
      2,997        Lincoln National Corp .........................       94,645
      9,098        Marsh & McLennan Cos, Inc .....................      420,419
        793        MBIA, Inc .....................................       34,781
     15,421        MBNA Corp .....................................      293,307
      5,365        Mellon Financial Corp .........................      140,080
     10,486        Merrill Lynch & Co, Inc .......................      397,944
          5        MGIC Investment Corp ..........................          207
     10,134        National City Corp ............................      276,861
        398        Neuberger Berman, Inc .........................       13,329
      1,881        Northern Trust Corp ...........................       65,929
      4,764        PNC Financial Services Group, Inc .............      199,612
      3,928        Principal Financial Group .....................      118,351
      1,763        Progressive Corp ..............................       87,498
      2,493        Prologis ......................................       62,699
      1,848      * Providian Financial Corp ......................       11,994
      7,559        Prudential Financial, Inc .....................      239,923
      2,082        Public Storage, Inc ...........................       67,269
      2,623        Regions Financial Corp ........................       87,503
        253        Resource America, Inc (Class A) ...............        2,280
        397        Rouse Co ......................................       12,585
        593        Safeco Corp ...................................       20,559
        220        Seacoast Banking Corp Of Florida ..............        4,145
      1,038        SEI Investments Co ............................       28,213
      3,337        Simon Property Group, Inc .....................      113,692
      2,236        SLM Corp ......................................      232,231
      2,000      * SoundView Technology Group, Inc ...............        3,000
         98        Sovereign Bancorp, Inc ........................        1,377
      2,524        St. Paul Cos, Inc .............................       85,942
      3,599        State Street Corp .............................      140,361
        187        Student Loan Corp .............................       18,289
      4,454        SunTrust Banks, Inc ...........................      253,522
      2,186        Synovus Financial Corp ........................       42,408
      3,969      * Syntroleum Corp ...............................        6,866
      1,963        T Rowe Price Group, Inc .......................       53,551
     22,758        U.S. Bancorp ..................................      482,925
        988        Union Planters Corp ...........................       27,802
      2,663        UnumProvident Corp ............................       46,709
      1,503        Vornado Realty Trust ..........................       55,912
     19,809        Wachovia Corp .................................      721,840
     17,076        Washington Mutual, Inc ........................      589,634
        150        Weingarten Realty Investors ...................        5,529
     21,549        Wells Fargo & Co ..............................    1,010,002
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          16,268,978
                                                                   ------------
 HEALTH CARE--15.47%
        401      * aaiPharma, Inc ................................        5,622
        533      * Abgenix, Inc ..................................        3,928
        776      * Abiomed, Inc ..................................        2,825
        404      * Acacia Research-CombiMatrix ...................        1,471
        354      * Adolor Corp ...................................        4,857
        567      * Advanced Medical Optics, Inc ..................        6,787


                        SEE NOTES TO FINANCIAL STATEMENTS

2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   59

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------


   SHARES                                                             VALUE
   ------                                                             -----

 HEALTH CARE--(Continued)
        600      * AdvancePCS .................................... $     13,326
      1,700        Aetna, Inc ....................................       69,904
        200      * Affymetrix, Inc ...............................        4,578
        216      * Aksys Ltd .....................................        1,145
         64      * Alexion Pharmaceuticals, Inc ..................          904
        797      * Align Technology, Inc .........................        2,201
        309      * Alkermes, Inc .................................        1,937
      2,955        Allergan, Inc .................................      170,267
         95      * Allos Therapeutics, Inc .......................          714
      1,290      * Allscripts Healthcare Solutions, Inc ..........        3,083
      2,505        Alpharma, Inc (Class A) .......................       29,835
     12,087      * Amgen, Inc ....................................      584,286
         63      * Amylin Pharmaceuticals, Inc ...................        1,017
      2,646      * Andrx Corp ....................................       38,817
      1,887      * Anthem, Inc ...................................      118,692
        575      * Antigenics, Inc ...............................        5,888
      3,094      * Aphton Corp ...................................       12,036
        551      * Apogent Technologies, Inc .....................       11,461
      3,500        Applera Corp (Applied Biosystems Group) .......       61,390
        545      * Applera Corp (Celera Genomics Group) ..........        5,205
      1,254      * Applied Molecular Evolution ...................        2,571
        312      * Apria Healthcare Group, Inc ...................        6,939
        220      * Arena Pharmaceuticals, Inc ....................        1,432
        896      * Ariad Pharmaceuticals, Inc ....................        2,150
        945      * Arqule, Inc ...................................        2,882
        227      * Atherogenics, Inc .............................        1,682
      1,052      * Atrix Laboratories, Inc .......................       16,137
      3,100      * AVANIR Pharmaceuticals (Class A) ..............        3,100
        129      * Avigen, Inc ...................................          737
        446        Bard (C.R.), Inc ..............................       25,868
        914      * Barr Laboratories, Inc ........................       59,492
        483        Bausch & Lomb, Inc ............................       17,388
      9,876        Baxter International, Inc .....................      276,528
        522        Beckman Coulter, Inc ..........................       15,409
      5,435        Becton Dickinson & Co .........................      166,800
      1,749      * Benthley Pharmaceuticals, Inc .................       14,079
      1,699      * Biogen, Inc ...................................       68,062
      1,012      * BioMarin Pharmaceutical, Inc ..................        7,135
      3,806        Biomet, Inc ...................................      109,080
      1,921      * Biopure Corp ..................................        7,146
        400      * Bio-Reference Labs, Inc .......................        2,468
        347      * Biosite, Inc ..................................       11,805
        850      * Bio-Technology General Corp ...................        2,721
      1,212      * Bone Care International, Inc ..................       11,793
      3,904      * Boston Scientific Corp ........................      165,998
      1,190      * Bradley Pharmaceuticals, Inc ..................       15,506
        943      * Britesmile, Inc ...............................          311
      1,944      * Caliper Technologies Corp .....................        5,832
      1,930      * Cardiac Science, Inc ..........................        4,265
      6,821        Cardinal Health, Inc ..........................      403,735
      2,822      * Caremark Rx, Inc ..............................       45,858
        416      * Cell Therapeutics, Inc ........................        3,024
        422      * Cephalon, Inc .................................       20,538
        100      * Charles River Laboratories International, Inc          3,848
        278      * Chattem, Inc ..................................        5,713
      1,891        Cigna Corp ....................................       77,758
        720      * Cima Labs, Inc ................................       17,418
      2,100      * Ciphergen Biosystems, Inc .....................        7,245
      2,859      * Columbia Laboratories, Inc ....................        9,606
        309      * Covance, Inc ..................................        7,598
        158      * Coventry Health Care, Inc .....................        4,587
        692      * Cubist Pharmaceuticals, Inc ...................        5,695
        797      * CuraGen Corp ..................................        3,706
        232      * CV Therapeutics, Inc ..........................        4,227
        496      * Cytyc Corp ....................................        5,059
        900        D&K Healthcare Resources, Inc .................        9,217
        700      * DaVita, Inc ...................................       17,269
      3,186      * Decode Genetics, Inc ..........................        5,894
      5,298      * Deltagen, Inc .................................        2,543
      1,006        Dentsply International, Inc ...................       37,462
      1,144        Diagnostic Products Corp ......................       44,181
      1,301      * Digene Corp ...................................       14,909
      1,000      * Discovery Partners International, Inc .........        2,780
      1,500      * DJ Orthopedics, Inc ...........................        5,640
      3,812      * Durect Corp ...................................        7,700
        207      * Edwards Lifesciences Corp .....................        5,272
        100      * Embrex, Inc ...................................        1,113
        400      * Enzon, Inc ....................................        6,688
      1,051      * Eon Labs, Inc .................................       19,874
        700      * EPIX Medical, Inc .............................        5,061
      4,765      * Esperion Therapeutics, Inc ....................       34,070
        631      * Express Scripts, Inc (Class A) ................       30,313
      1,595      * First Health Group Corp .......................       38,838
      2,353      * First Horizon Pharmaceutical ..................       17,596
      2,749      * Forest Laboratories, Inc ......................      270,007
        180      * Gene Logic, Inc ...............................        1,132
        229      * Genesis Health Ventures, Inc ..................        3,538
        116      * Genta, Inc ....................................          892
      4,065      * Genzyme Corp (Biosurgery Division) ............       10,366
      2,585      * Genzyme Corp (General Division) ...............       76,438
        860      * Geron Corp ....................................        3,096
      1,821      * Gilead Sciences, Inc ..........................       61,914
      3,553      * Guidant Corp ..................................      109,610
      1,737      * Guilford Pharmaceuticals, Inc .................        6,913
      3,341        Health Management Associates, Inc (Class A) ...       59,804
      1,822      * Health Net, Inc ...............................       48,101
        243      * Henry Schein, Inc .............................       10,935
      1,330        Hillenbrand Industries, Inc ...................       64,252
      1,393      * Human Genome Sciences, Inc ....................       12,272
      3,500      * Humana, Inc ...................................       35,000
        504      * ICOS Corp .....................................       11,799
      1,082      * IDEC Pharmaceuticals Corp .....................       35,890
        859      * Idexx Laboratories, Inc .......................       28,605
      1,367      * Ilex Oncology, Inc ............................        9,651
      1,057      * Illumina, Inc .................................        3,562
      1,892      * Immunogen, Inc ................................        5,865
        100        Immunomedics, Inc .............................          462
      2,972      * Impax Laboratories, Inc .......................       11,918
      3,975        IMS Health, Inc ...............................       63,600
      1,188      * Incyte Genomics, Inc ..........................        5,417
      2,400      * Indevus Pharmaceuticals, Inc ..................        5,134
      1,057      * Inhale Therapeutic Systems, Inc ...............        8,541
        179      * InterMune, Inc ................................        4,566
      1,145      * Inverness Medical Innovations, Inc ............       15,057
        500      * Invitrogen Corp ...............................       15,665
        300      * Isis Pharmaceuticals, Inc .....................        1,977
      4,778      * IVAX Corp .....................................       57,957
     34,397        Johnson & Johnson .............................    1,847,463
        245      * Kendle International, Inc .....................        2,156
      4,847      * King Pharmaceuticals, Inc .....................       83,320
         13      * Kos Pharmaceuticals, Inc ......................          247
        464      * Kosan Biosciences, Inc ........................        2,816
        600      * KV Pharmaceutical Co (Class A) ................       13,920
        454      * La Jolla Pharmaceutical Co ....................        2,951
        218      * Lannett Co, Inc ...............................        3,571
        222      * Lexicon Genetics, Inc .........................        1,050
         34      * LifePoint Hospitals, Inc ......................        1,018
        257      * Ligand Pharmaceuticals, Inc (Class B) .........        1,380
      1,485      * Lincare Holdings, Inc .........................       46,956


                       SEE NOTES TO FINANCIAL STATEMENTS

60   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 HEALTH CARE--(Continued)
        618      * Luminex Corp .................................. $      2,540
      1,241      * Manor Care, Inc ...............................       23,095
      1,025      * Martek Biosciences Corp .......................       25,789
      6,364        McKesson Corp .................................      172,019
        439      * Medarex, Inc ..................................        1,734
        756      * Medicis Pharmaceutical Corp (Class A) .........       37,551
      2,555      * Medimmune, Inc ................................       69,419
     15,376        Medtronic, Inc ................................      701,146
     28,266        Merck & Co, Inc ...............................    1,600,138
        344      * MGI Pharma, Inc ...............................        2,494
         98      * Mid Atlantic Medical Services, Inc ............        3,175
      3,469      * Millennium Pharmaceuticals, Inc ...............       27,544
        195        Millipore Corp ................................        6,630
      2,842        Mylan Laboratories, Inc .......................       99,186
      1,473      * Nabi Biopharmaceuticals .......................        9,133
        825      * Napro Biotherapeutics, Inc ....................          561
      1,956      * Nastech Pharmaceutical Co .....................       16,724
         34      * Neopharm, Inc .................................          345
        722      * Neose Technologies, Inc .......................        6,404
        100      * Neurocrine Biosciences, Inc ...................        4,566
      1,042      * Neurogen Corp .................................        3,782
        500      * Noven Pharmaceuticals, Inc ....................        4,615
        100      * NPS Pharmaceuticals, Inc ......................        2,517
      1,082        Omnicare, Inc .................................       25,784
        471      * Onyx Pharmaceuticals, Inc .....................        2,737
        645      * Option Care, Inc ..............................        5,134
        319      * OraSure Technologies, Inc .....................        1,739
        329      * Orthodontic Centers Of America, Inc ...........        3,589
      1,038      * Orthologic Corp ...............................        3,747
        268      * OSI Pharmaceuticals, Inc ......................        4,395
      1,184      * Oxford Health Plans, Inc ......................       43,157
      3,549      * Pain Therapeutics, Inc ........................        8,482
        746      * Patterson Dental Co ...........................       32,630
      1,000      * PDI, Inc ......................................       10,791
      6,466      * Peregrine Pharmaceuticals, Inc ................        5,043
        200      * Pharmaceutical Product Development, Inc .......        5,854
        589      * Pharmaceutical Resources, Inc .................       17,552
      1,724      * Pozen, Inc ....................................        8,879
      2,295      * Praecis Pharmaceuticals, Inc ..................        7,459
        807      * Priority Healthcare Corp (Class B) ............       18,722
      1,137      * Progenics Pharmaceuticals .....................        7,572
        592      * Protein Design Labs, Inc ......................        5,032
        300      * QMed, Inc .....................................        1,878
      2,288      * Quintiles Transnational Corp ..................       27,685
        396      * Regeneron Pharmaceuticals, Inc ................        7,330
      3,058      * Rigel Pharmaceuticals, Inc ....................        3,333
      1,012      * Salix Pharmaceuticals Ltd .....................        7,074
        292      * Sangamo Biosciences, Inc ......................          879
        320      * Scios, Inc ....................................       10,426
      2,549      * Seattle Genetics, Inc .........................        7,902
      1,190      * Sepracor, Inc .................................       11,507
      4,720      * Sequenom, Inc .................................        8,496
      1,048      * SICOR, Inc ....................................       16,611
        187      * Sola International, Inc .......................        2,431
        924      * Specialty Laboratories, Inc ...................        8,926
      2,390      * St. Jude Medical, Inc .........................       94,931
        131      * Stericycle, Inc ...............................        4,242
        380      * Stewart Enterprises, Inc (Class A) ............        2,117
      2,446        Stryker Corp ..................................      164,176
      2,611      * SuperGen, Inc .................................        9,478
        462      * Syncor International Corp .....................       12,811
        530      * Tanox, Inc ....................................        4,797
        100      * Techne Corp ...................................        2,857
      2,366      * Texas Biotechnology Corp ......................        3,312
        400      * Therasense, Inc ...............................        3,340
        189      * Transkaryotic Therapies, Inc ..................        1,871
        498      * Triad Hospitals, Inc ..........................       14,855
      1,186      * Triangle Pharmaceuticals, Inc .................        7,045
      1,698      * TriPath Imaging, Inc ..........................        4,551
        985      * Tularik, Inc ..................................        7,348
        448      * U.S. Oncology, Inc ............................        3,884
      4,000        UnitedHealth Group, Inc .......................      334,000
        483      * Universal Health Services, Inc (Class B) ......       21,783
        635      * Varian Medical Systems, Inc ...................       31,496
         97      * VCA Antech, Inc ...............................        1,455
          8      * Versicor, Inc .................................           86
        719      * Vertex Pharmaceuticals, Inc ...................       11,396
      1,683      * Vical, Inc ....................................        5,840
        100      * Vivus, Inc ....................................          373
      1,147      * Waters Corp ...................................       24,982
      2,748      * Watson Pharmaceuticals, Inc ...................       77,686
      2,130      * Wellpoint Health Networks, Inc ................      151,571
      2,330      * Women First Healthcare, Inc ...................       10,627
      2,586      * Zimmer Holdings, Inc ..........................      107,371
      1,700      * Zymogenetics, Inc .............................       16,830
                                                                   ------------
                   TOTAL HEALTH CARE                                 10,477,305
                                                                   ------------
 OTHER--1.17%
        100      * Administaff, Inc ..............................          600
      1,216      * Apollo Group, Inc (Class A) ...................       53,504
      2,018        Cintas Corp ...................................       92,324
        608      * Dun & Bradstreet Corp .........................       20,970
      1,000        First Industrial Realty Trust, Inc ............       28,000
         90      * Getty Images, Inc .............................        2,750
      2,415        H & R Block, Inc ..............................       97,083
      1,600      * Invision Technologies, Inc ....................       42,176
        213        Manpower, Inc .................................        6,795
      1,771        Moody's Corp ..................................       73,125
        100        Pentair, Inc ..................................        3,455
      1,423        R.R. Donnelley & Sons Co ......................       30,979
        300      * RMH Teleservices, Inc .........................        3,150
      1,525      * Robert Half International, Inc ................       24,568
        648      * SPX Corp ......................................       24,268
        119      * Symyx Technologies, Inc .......................        1,498
      7,994        Sysco Corp ....................................      238,141
        941        Teleflex, Inc .................................       40,359
        956      * TMP Worldwide, Inc ............................       10,812
         96      * U.S. Industries, Inc ..........................          252
                                                                   ------------
                   TOTAL OTHER                                          794,809
                                                                   ------------
 PRODUCER DURABLES--3.96%
      6,283        3M Co .........................................      774,694
      2,733      * Active Power, Inc .............................        4,865
      2,500        American Water Works Co, Inc ..................      113,700
      2,877        Ametek, Inc ...................................      110,736
        961        Baldor Electric Co ............................       18,980
      6,039      * Capstone Turbine Corp .........................        5,435
      1,015      * Casella Waste Systems, Inc (Class A) ..........        9,023
      1,234        Cummins, Inc ..................................       34,712
      4,067        Deere & Co ....................................      186,472
      9,578        Emerson Electric Co ...........................      487,041
      1,276        GATX Corp .....................................       29,118
        500      * Global Power Equipment Group, Inc .............        2,465
        362        Harsco Corp ...................................       11,544
        561      * Headwaters, Inc ...............................        8,701
      1,482        Hubbell, Inc (Class B) ........................       52,077
      6,401        Illinois Tool Works, Inc ......................      415,169
      1,300      * Magnetek, Inc .................................        5,772
        976        Nordson Corp ..................................       24,234
      4,442        Pitney Bowes, Inc .............................      145,076


                        SEE NOTES TO FINANCIAL STATEMENTS

2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   61

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 PRODUCER DURABLES--(Continued)
        500      * Quanta Services, Inc .......................... $      1,750
      1,538      * Thomas & Betts Corp ...........................       25,992
        152      * UNOVA, Inc ....................................          912
         83        Valmont Industries, Inc .......................        1,610
      2,824        W.W. Grainger, Inc ............................      145,577
        294      * Waste Connections, Inc ........................       11,351
      6,773      * Xerox Corp ....................................       54,523
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,681,529
                                                                   ------------
 TECHNOLOGY--15.87%
      3,949      * 3Com Corp .....................................       18,284
        300      * 3D Systems Corp ...............................        2,340
      5,447      * Acterna Corp ..................................          872
     12,384      * ADC Telecommunications, Inc ...................       25,883
        641      * ADE Corp ......................................        3,827
      1,881        Adobe Systems, Inc ............................       46,856
        200      * Advanced Fibre Communications, Inc ............        3,336
      3,298      * Advanced Micro Devices, Inc ...................       21,305
        365      * Agere Systems, Inc (Class A) ..................          526
      7,779      * Agere Systems, Inc (Class B) ..................       10,891
         32      * Akamai Technologies, Inc ......................           55
      3,200      * Altera Corp ...................................       39,488
      2,200      * American Power Conversion Corp ................       33,330
      2,812      * American Superconductor Corp ..................        8,464
      3,200      * Analog Devices, Inc ...........................       76,384
        300      * Andrew Corp ...................................        3,084
      1,536      * Answerthink, Inc ..............................        3,840
      3,394      * Apple Computer, Inc ...........................       48,636
     15,868      * Applied Materials, Inc ........................      206,760
      2,200      * Artesyn Technologies, Inc .....................        8,448
        600      * Aspect Communications Corp ....................        1,704
      9,283        Automatic Data Processing, Inc ................      364,358
      2,313      * Avanex Corp ...................................        2,424
      3,527      * Avaya, Inc ....................................        8,643
      1,245        AVX Corp ......................................       12,201
      2,393      * BEA Systems, Inc ..............................       27,448
      1,092      * BearingPoint, Inc .............................        7,535
        858      * Bisys Group, Inc ..............................       13,642
      1,315      * BMC Software, Inc .............................       22,500
      1,675      * Broadcom Corp (Class A) .......................       25,226
      1,514      * Brocade Communications Systems, Inc ...........        6,268
      1,558      * Cadence Design Systems, Inc ...................       18,369
        602      * Caminus Corp ..................................        1,409
      1,848      * Ceridian Corp .................................       26,648
        615      * Certegy, Inc ..................................       15,098
         16      * Checkfree Corp ................................          256
      5,101      * CIENA Corp ....................................       26,219
     65,100      * Cisco Systems, Inc ............................      852,810
      2,458      * CNET Networks, Inc ............................        6,661
      2,364      * Computer Horizons Corp ........................        7,730
        600      * Compuware Corp ................................        2,880
      1,015      * Comverse Technology, Inc ......................       10,170
        228      * Concord Camera Corp ...........................        1,238
      6,187      * Concord EFS, Inc ..............................       97,383
      2,064      * Convergys Corp ................................       31,270
     12,811      * Corning, Inc ..................................       42,404
        301      * Credence Systems Corp .........................        2,808
         15      * DDI Corp ......................................            3
     21,200      * Dell Computer Corp ............................      566,888
        342        Deluxe Corp ...................................       14,398
      1,304      * DiamondCluster International, Inc (Class A) ...        4,095
        400        Diebold, Inc ..................................       16,488
        553      * Digitas, Inc ..................................        1,913
      1,964      * DST Systems, Inc ..............................       69,820
          1      * E.piphany, Inc ................................            4
        400      * Earthlink, Inc ................................        2,180
         42      * eFunds Corp ...................................          392
        963      * Electronic Arts, Inc ..........................       47,929
      7,532        Electronic Data Systems Corp ..................      138,815
     23,242      * EMC Corp ......................................      142,706
        786      * Emcore Corp ...................................        1,721
        132      * Emulex Corp ...................................        2,449
        200        Fair, Isaac & Co, Inc .........................        8,540
      3,323      * Fiserv, Inc ...................................      112,816
      3,155      * Gateway, Inc ..................................        9,907
        600      * Harmonic, Inc .................................        1,380
        620        Henry (Jack) & Associates, Inc ................        7,465
     29,370        Hewlett-Packard Co ............................      509,863
      2,800        IKON Office Solutions, Inc ....................       20,020
        846      * Infonet Services Corp (Class B) ...............        1,675
        600      * Information Resources, Inc ....................          960
        300      * Ingram Micro, Inc (Class A) ...................        3,705
          9      * Inktomi Corp ..................................           14
     59,100        Intel Corp ....................................      920,187
        300      * Interland, Inc ................................          390
     15,821        International Business Machines Corp ..........    1,226,128
        400      * Intersil Corp (Class A) .......................        5,576
      1,590      * Intuit, Inc ...................................       74,603
        585      * Iron Mountain, Inc ............................       19,311
      1,207      * Jabil Circuit, Inc ............................       21,629
     13,968      * JDS Uniphase Corp .............................       34,501
      2,027      * Juniper Networks, Inc .........................       13,784
         83      * Keynote Systems, Inc ..........................          641
      1,235      * KLA-Tencor Corp ...............................       43,682
      1,119      * Lexmark International, Inc ....................       67,700
        900      * Liberate Technologies .........................        1,287
      3,500      * LSI Logic Corp ................................       20,195
     38,554      * Lucent Technologies, Inc ......................       48,578
         87      * Mastec, Inc ...................................          257
      2,797        Maxim Integrated Products, Inc ................       92,413
      1,000      * Maxtor Corp ...................................        5,060
        200      * Mercury Interactive Corp ......................        5,930
        600        Microchip Technology, Inc .....................       14,670
      5,732      * Micron Technology, Inc ........................       55,830
     38,171      * Microsoft Corp ................................    1,973,441
      2,435        Molex, Inc ....................................       56,102
     25,847        Motorola, Inc .................................      223,577
      4,302      * MRV Communications, Inc .......................        4,603
        100      * National Processing, Inc ......................        1,605
      1,751      * National Semiconductor Corp ...................       26,283
        300      * NCR Corp ......................................        7,122
        300      * Netegrity, Inc ................................          976
        658      * Netro Corp ....................................        1,796
      2,611      * Network Appliance, Inc ........................       26,110
         51      * New Focus, Inc ................................          196
      5,827      * NIC, Inc ......................................        8,391
      5,000      * Novell, Inc ...................................       16,700
        603      * Novellus Systems, Inc .........................       16,932
      1,352      * Nuance Communications, Inc ....................        3,353
        100      * Nvidia Corp ...................................        1,151
        200      * Openwave Systems, Inc .........................          400
     36,703      * Oracle Corp ...................................      396,392
         49      * Palm, Inc .....................................          785
      5,054        Paychex, Inc ..................................      141,007
      2,359      * Peoplesoft, Inc ...............................       43,170
        100      * Perot Systems Corp (Class A) ..................        1,072
        200      * Polycom, Inc ..................................        1,904
         76      * Portal Software, Inc ..........................           61
        800      * Proton Energy Systems .........................        2,400
        200      * QLogic Corp ...................................        6,902


                       SEE NOTES TO FINANCIAL STATEMENTS

62   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

    Statement of Investments - SOCIAL CHOICE EQUITY FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 TECHNOLOGY--(Continued)
        415      * QRS Corp ...................................... $      2,739
      7,400      * Qualcomm, Inc .................................      269,286
        200      * Rational Software Corp ........................        2,078
      1,300      * Read-Rite Corp ................................          455
        137      * Safeguard Scientifics, Inc ....................          186
        821      * Sapient Corp ..................................        1,683
      1,064        Scientific-Atlanta, Inc .......................       12,619
      3,600      * Siebel Systems, Inc ...........................       26,928
      1,419      * Sitel Corp ....................................        1,703
     12,105      * Solectron Corp ................................       42,973
        261      * SpeechWorks International, Inc ................          726
      6,267      * StorageNetworks, Inc ..........................        7,270
      1,259      * Stratex Networks, Inc .........................        2,782
        171      * Stratos Lightwave, Inc ........................          752
     38,863      * Sun Microsystems, Inc .........................      120,864
      4,052      * Sungard Data Systems, Inc .....................       95,465
      1,488      * Sycamore Networks, Inc ........................        4,300
        733      * Symantec Corp .................................       29,650
      1,005        Symbol Technologies, Inc ......................        8,261
        200      * Synopsys, Inc .................................        9,230
        400      * Tektronix, Inc ................................        7,276
      4,578      * Tellabs, Inc ..................................       33,282
      9,283      * Tellium, Inc ..................................        5,941
     18,374        Texas Instruments, Inc ........................      275,794
        200      * Therma-Wave, Inc ..............................          210
      2,150      * Thermo Electron Corp ..........................       43,258
        100      * Three-Five Systems, Inc .......................          645
      2,628        Total System Services, Inc ....................       35,478
     10,260      * Touch America Holdings, Inc ...................        4,001
         73      * Turnstone Systems, Inc ........................          197
      2,369      * Unisys Corp ...................................       23,453
      2,432      * VeriSign, Inc .................................       19,505
      3,795      * Veritas Software Corp .........................       59,278
        600      * Vishay Intertechnology, Inc ...................        6,708
      1,600      * Vitesse Semiconductor Corp ....................        3,496
      1,697      * Vitria Technology, Inc ........................        1,273
      3,200      * Xilinx, Inc ...................................       65,920
        200      * Zygo Corp .....................................        1,398
                                                                   ------------
                   TOTAL TECHNOLOGY                                  10,745,903
                                                                   ------------
 TRANSPORTATION--1.54%
      3,701      * AMR Corp ......................................       24,427
        800      * ATA Holdings Corp .............................        3,656
      6,400      * BE Aerospace, Inc .............................       23,296
        983      * Continental Airlines, Inc (Class B) ...........        7,127
      3,144        Delta Air Lines, Inc ..........................       38,042
      3,209        FedEx Corp ....................................      173,992
        150      * JetBlue Airways Corp ..........................        4,050
         61      * Kansas City Southern Industries, Inc ..........          732
        800      * Midwest Express Holdings, Inc .................        4,280
     10,174        Norfolk Southern Corp .........................      203,378
         68        Ryder System, Inc .............................        1,526
      1,076      * Sabre Holdings Corp ...........................       19,486
     13,339        Southwest Airlines Co .........................      185,412
      7,157     b* UAL Corp ......................................       10,235
      5,477        United Parcel Service, Inc (Class B) ..........      345,489
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,045,128
                                                                   ------------
 UTILITIES--9.16%
     15,435      * AES Corp ......................................       46,614
      1,796        AGL Resources, Inc ............................       43,643
     12,431        Allegheny Energy, Inc .........................       93,978
      4,000        Allete, Inc ...................................       90,720
      2,249        Alltel Corp ...................................      114,699
     14,564        Aquila, Inc ...................................       25,780
      7,401        AT&T Corp .....................................      193,240
     16,668      * AT&T Wireless Services, Inc ...................       94,174
      3,315        Avista Corp ...................................       38,321
     18,032        BellSouth Corp ................................      466,488
      1,292        Black Hills Corp ..............................       34,264
     13,300      * Calpine Corp ..................................       43,358
        500      * Citizens Communications Co ....................        5,275
      4,601        Cleco Corp ....................................       64,414
      9,614        DPL, Inc ......................................      147,479
      5,086        Empire District Electric Co ...................       92,565
      5,688        Equitable Resources, Inc ......................      199,308
      4,055        Hawaiian Electric Industries, Inc .............      178,339
      5,250        Idacorp, Inc ..................................      130,358
      6,334        KeySpan Corp ..................................      223,210
      2,997        Kinder Morgan, Inc ............................      126,683
      1,156        MGE Energy, Inc ...............................       30,947
     26,200      * Mirant Corp ...................................       49,518
      7,291        National Fuel Gas Co ..........................      151,142
      2,244      * Nextel Communications, Inc (Class A) ..........       25,918
      1,862        Nicor, Inc ....................................       63,364
      9,573        NiSource, Inc .................................      191,480
      1,086      * NiSource, Inc (Sails) .........................        2,411
      4,485        Northwestern Corp .............................       22,784
     14,069        OGE Energy Corp ...............................      247,614
        538        Otter Tail Corp ...............................       14,472
      3,275        Peoples Energy Corp ...........................      126,579
     10,284        Pepco Holdings, Inc ...........................      199,407
     13,259        Puget Energy, Inc .............................      292,361
      3,700        Questar Corp ..................................      102,934
     32,848        SBC Communications, Inc .......................      890,509
        221        SEMCO Energy, Inc .............................        1,348
      2,493        Sierra Pacific Resources ......................       16,205
         31      * Southern Union Co .............................          512
      8,406        Sprint Corp (FON Group) .......................      121,719
      1,879      * Sprint Corp (PCS Group) .......................        8,230
      2,998        Unisource Energy Corp .........................       51,835
      1,464        Unitil Corp ...................................       36,307
     25,376        Verizon Communications, Inc ...................      983,320
        142      * West Corp .....................................        2,357
        946        Western Gas Resources, Inc ....................       34,860
        600        WGL Holdings, Inc .............................       14,352
     26,425        Williams Cos, Inc .............................       71,351
                                                                   ------------
                   TOTAL UTILITIES                                    6,206,746
                                                                   ------------
                   TOTAL COMMON STOCK
                    (Cost $88,717,691)                               67,515,652
                                                                   ------------
                   TOTAL PORTFOLIO--99.68%
                    (Cost $88,717,691)                               67,515,652
                   OTHER ASSETS & LIABILITIES, NET--0.32%               214,946
                                                                   ------------
                   NET ASSETS--100.00%                             $ 67,730,598
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $89,348,826. Net unrealized depreciation of portfolio investments aggregated $21,833,174 of which $2,694,446 related to appreciated portfolio investments and $24,527,620 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.


                        SEE NOTES TO FINANCIAL STATEMENTS

2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   63

     Statement of Investments - MANAGED ALLOCATION FUND - December 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

TIAA-CREF MUTUAL FUNDS--99.96%
  9,938,386        TIAA-CREF Bond Plus Fund ...................... $104,551,826
  8,421,478        TIAA-CREF Growth Equity Fund ..................   57,602,910
 10,067,507        TIAA-CREF Growth & Income Fund ................   91,513,637
  1,101,704        TIAA-CREF High-Yield Bond Fund ................    9,033,975
  3,110,242        TIAA-CREF International Equity Fund ...........   20,776,413
    157,974        TIAA-CREF Money Market Fund ...................      157,974
    347,133        TIAA-CREF Short-Term Bond Fund ................    3,735,151
                                                                   ------------
                   TOTAL TIAA-CREF MUTUAL FUNDS
                    (Cost $375,674,866)                             287,371,886
                                                                   ------------
                   TOTAL PORTFOLIO--99.96%
                    (Cost $375,674,866)                             287,371,886
                   OTHER ASSETS & LIABILITIES, NET--0.04%               101,204
                                                                   ------------
                   NET ASSETS--100.00%                             $287,473,090
                                                                   ============

----------
At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $375,911,205. Net unrealized depreciation of portfolio investments aggregated $88,539,319, of which $4,670,391 related to appreciated portfolio investments and $93,209,710 related to depreciated portfolio investments.











                       SEE NOTES TO FINANCIAL STATEMENTS

64   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

       Statement of Investments - HIGH-YIELD BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

CORPORATE BONDS--93.01%
 BASIC INDUSTRIES--17.70%
                   Abitibi-Consolidated, Inc Note
  $ 500,000         8.550%, 08/01/10 .....................   Ba1     $  554,934
                   Acetex Corp (Sr Note)
    500,000         10.875%, 08/01/09 ....................    B2        530,000
                   Airgas, Inc (Guarantee Note)
    500,000         9.125%, 10/01/11 .....................   Ba2        540,000
                   AK Steel Corp (Guarantee Note)
  1,000,000         7.875%, 02/15/09 .....................    B1      1,010,000
                   Allied Waste North America
                    (Guarantee Note)
  1,000,000         7.625%, 01/01/06 .....................   Ba3        995,000
  1,000,000         10.000%, 08/01/09 ....................    B2        992,500
                   Beazer Homes USA, Inc
                    (Guarantee Note)
    500,000         8.375%, 04/15/12 .....................   Ba2        515,000
                   Caraustar Industries, Inc Note
  1,000,000         7.375%, 06/01/09 .....................   Ba1      1,002,281
                   Collins & Aikman Products
                    (Guarantee Note)
  1,000,000         11.500%, 04/15/06 ....................    B2        840,000
  1,000,000         10.750%, 12/31/11 ....................    B1        952,500
                   Equistar Chemicals LP/Equistar
                    Funding Corp (Guarantee Note)
    500,000         10.125%, 09/01/08 ....................    B1        455,000
                   Fibermark, Inc (Sr Note)
    500,000         10.750%, 04/15/11 ....................    B2        505,000
                   FMC Corp (Secured Note)
    250,000         10.250%, 11/01/09 ....................   Ba2        270,000
                   Georgia-Pacific Corp Note
    500,000         7.500%, 05/15/06 .....................   Ba1        475,000
  1,000,000         8.125%, 05/15/11 .....................   Ba1        950,000
    500,000         9.500%, 12/01/11 .....................   Ba1        490,000
                    Hercules, Inc
    750,000         11.125%, 11/15/07 ....................   Ba2        836,250
                   IMC Global, Inc (Guarantee Note)
  1,000,000         11.250%, 06/01/11 ....................   Ba2      1,075,000
                   ISP Chemco, Inc (Guarantee Note)
    500,000         10.250%, 07/01/11 ....................    B2        517,500
                   ISP Holdings, Inc (Secured Note)
    250,000         10.625%, 12/15/09 ....................    B2        217,500
                   Johnsondiversey, Inc
    500,000         9.625%, 05/15/12 .....................    B2        526,250
                   KB Home (Sr Sub Note)
    500,000         8.625%, 12/15/08 .....................   Ba3        517,500
                   Lyondell Chemical Co
                    (Guarantee Note)
    500,000         9.500%, 12/15/08 .....................   Ba3        465,000
                   Lyondell Chemical Co (Secured Note)
    500,000         11.125%, 07/15/12 ....................   Ba3        492,500
                   Sequa Corp (Sr Note)
    750,000         9.000%, 08/01/09 .....................   Ba3        720,000
                   Smurfit-Stone Container
                    Corp (Sr Note)
    500,000         8.250%, 10/01/12 .....................    B2        510,000
                   Tembec Industries, Inc
                    (Guarantee Note)
    500,000         8.500%, 02/01/11 .....................   Ba1        503,750
                   Von Hoffmann Press, Inc
  1,000,000         10.250%, 03/15/09 ....................    B2        935,000
                                                                   -------------
                   TOTAL BASIC INDUSTRIES                            18,393,465
                                                                   -------------
 CONSUMER CYCLICAL--31.11%
                   American Achievement Corp
                    (Guarantee Note)
 $1,000,000         11.625%, 01/01/07 ....................    B1      1,061,250
                   AMFM, Inc (Sr Sub Note)
    500,000         8.125%, 12/15/07 .....................   Ba2        520,625
                   Autonation, Inc (Guarantee Note)
    500,000         9.000%, 08/01/08 .....................   Ba2        505,000
                   Avaya, Inc (Secured Note)
    500,000         11.125%, 04/01/09 ....................    B2        452,500
                   Avis Group Holdings, Inc
                    (Guarantee Note)
    250,000         11.000%, 05/01/09 ....................  Baa3        272,322
                   Block Communications, Inc (Sub Note)
    500,000         9.250%, 04/15/09 .....................    B2        516,250
                   Boyd Gaming Corp (Guarantee Note)
    500,000         9.250%, 08/01/09 .....................   Ba3        543,750
                   Century Communications
                    (Sr Discount Note)
  1,250,000    b, j 0.000%, 01/15/08 .....................    NR        181,250
                   Choctaw Resort Development
                    Enterprise (Sr Note)
    500,000         9.250%, 04/01/09 .....................    B1        528,750
                   Coinmach Corp (Sr Note)
    500,000         9.000%, 02/01/10 .....................    B2        524,375
                   Corus Entertainment, Inc
                    (Sr Sub Note)
    500,000         8.750%, 03/01/12 .....................    B1        529,375
                   CSC Holdings Inc (Sr Note)
  1,000,000         7.625%, 04/01/11 .....................    B1        938,750
                   Cummins, Inc (Sr Note)
    500,000         9.500%, 12/01/10 .....................    NR        532,500
                   Dana Corp Note
    500,000         7.000%, 03/01/29 .....................   Ba3        352,500
                   Dex Media East LLC/Dex Media
                    East Finance Co (Sr Note)
    500,000         9.875%, 11/15/09 .....................    B2        535,000
                   D.R. Horton, Inc. (Guarantee Note)
    500,000         10.500%, 04/01/05 ....................   Ba1        527,500
    500,000         9.750%, 09/15/10 .....................   Ba2        512,500
                   Echostar DBS Corp (Sr Note)
    500,000         9.125%, 01/15/09 .....................    B1        526,250
  1,000,000         9.375%, 02/01/09 .....................    B1      1,057,500
                   Felcor Lodging LP (Guarantee Note)
    500,000         9.500%, 09/15/08 .....................   Ba3        510,000
                   Hollinger Participation
                    Trust (Sr Note)
  1,116,996         12.125%, 11/15/10 ....................    B3      1,049,976
                   Host Marriot Corp
                    (Guarantee Note)
    500,000         7.875%, 8/01/05 ......................   Ba3        492,500
                   Isle of Capri Cusinos, Inc
                    (Guarantee Note)
    500,000         9.000%, 03/15/12 .....................    B2        520,000
                   Jostens, Inc (Sr Sub Note)
    250,000         12.750%, 05/01/10 ....................    B3        283,750
                   Key3Media Group, Inc
    500,000       j 11.250%, 06/15/11 ....................    Ca         30,000
                   Lamar Media Corp (Sub Sr Note)
    500,000         7.250%, 01/01/13 .....................   Ba3        508,125
                   Lear Corp (Guarantee Note)
    500,000         8.110%, 05/15/09 .....................   Ba1        528,750
                   Levi Strauss & Co (Sr Note)
  1,000,000         12.250%, 12/15/12 ....................    B3        980,000


----------
+As provided by Moody's Investors Services (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   65

       Statement of Investments - HIGH-YIELD BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

 CONSUMER CYCLICAL--(Continued)
                   Liberty Group Operating, Inc
                    (Guarantee Note)
  $ 500,000         9.375%, 02/01/08 .....................  Caa1      $ 435,625
                   Mail Well I Corp (Guarantee Note)
    500,000         9.625%, 03/15/12 .....................    B1        445,000
                   Mandalay Resort Group
                    (Sr Sub Note)
    500,000         9.375%, 02/15/10 .....................   Ba3        537,500
                   MGM Mirage (Guarantee Note)
    250,000         9.750%, 06/01/07 .....................   Ba2        276,250
    750,000         8.500%, 09/15/10 .....................   Ba1        828,750
                   Mohegan Tribal Gaming Authority
                    (Sr Note)
    500,000         8.750%, 01/01/09 .....................   Ba3        525,000
                   Nexstar Finance LLC/Nexstar
                    Finance, Inc (Guarantee Note)
    500,000         12.000%, 04/01/08 ....................    B3        542,500
                   Office Depot, Inc (Sr Sub Note)
    500,000         10.000%, 07/15/08 ....................   Ba1        570,000
                   Park Place Entertainment Corp
                    (Sr Note)
    500,000         7.500%, 09/01/09 .....................   Ba1        514,224
                   Park Place Entertainment Corp
                    (Sr Sub Note)
    250,000         7.875%, 12/15/05 .....................   Ba2        254,375
    250,000         8.875%, 09/15/08 .....................   Ba2        265,645
                   Penney (JC) Co, Inc
  1,000,000         7.125%, 11/15/23 .....................   Ba3        840,000
                   Pierce Leahy Command Co
                    (Guarantee Note)
    500,000         8.125%, 05/15/08 .....................    B2        511,250
                   Pliant Corp (Guarantee Note)
    500,000         13.000%, 06/01/10 ....................  Caa1        458,750
                   Primedia, Inc. (Guarantee Note)
  1,000,000         7.625%, 04/01/08 .....................    B3        890,000
                   Quebecor Media, Inc (Sr Note)
    500,000         11.125%, 07/15/11 ....................    B2        460,625
                   Quebecor World USA, Inc
                    (Sr Sub Note)
    500,000         8.375%, 11/15/08 .....................  Baa2        546,829
                   RH Donnelley Financial Corp
    500,000         10.875%, 12/15/12 ....................    B2        545,000
                   Rogers Cantel, Inc Deb
    500,000         9.375%, 06/01/08 .....................   Ba3        470,000
                   Samsonite Corp (Sr Sub Note)
    250,000         10.750%, 06/15/08 ....................  Caa2        202,500
                   Scotts Co (Guarantee Note)
    500,000         8.625%, 01/15/09 .....................    B2        527,500
                   Service Corp International/US Note
    500,000         6.000%, 12/15/05 .....................    B1        470,000
                   Six Flags, Inc (Sr Discount Note)
    500,000         10.000%, 04/01/08 ....................    B2        483,750
                   Six Flags, Inc (Sr Note)
    500,000       s 9.750%, 06/15/07 .....................    B2        485,000
                   Station Casinos, Inc (Sr Sub Note)
    500,000         8.875%, 12/01/08 .....................    B2        520,000
                   TeleCorp PCS, Inc (Guarantee Note)
    500,000         10.625%, 07/15/10 ....................  Baa2        537,500
                   Toll Corp (Sr Sub Note)
    500,000         8.250%, 12/01/11 .....................   Ba2        502,500
                   Travelcenters Of America, Inc
                    (Guarantee Note)
    500,000         12.750%, 05/01/09 ....................    B3        530,000
                   United Rentals (North America), Inc
                    (Guarantee Note)
 $1,000,000         10.750%, 04/15/08 ....................    B1      $ 995,000
                   Yell Finance BV (Sr Note)
  1,000,000         10.750%, 08/01/11 ....................    B2      1,100,000
                   Yum! Brand, Inc (Sr Note)
    500,000         8.875%, 04/15/11 .....................   Ba1        542,500
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           32,334,621
                                                                   ------------
 CONSUMER NON-CYCLICAL--3.54%
                   Burns Philp Capital Property Ltd
                    (Sr Sub Note)
    500,000         9.750%, 07/15/12 .....................    B2        480,000
                   Carrols Corp (Guarantee Note)
    500,000         9.500%, 12/01/08 .....................    B3        435,000
                   Land O' Lakes, Inc (Sr Note)
  1,000,000         8.750%, 11/15/11 .....................    B2        555,000
                   Owens-Brockway Glass Con
                    (Guarantee Note)
  1,000,000         8.875%, 02/15/09 .....................    B2      1,030,000
                   Sbarro, Inc (Guarantee Note)
    500,000         11.000%, 09/15/09 ....................    B2        465,000
                   Steinway Musical Instruments
                    (Guarantee Note)
    250,000         8.750%, 04/15/11 .....................   Ba3        245,000
                   Swift & Co (Sr Note)
    500,000         10.125%, 10/01/09 ....................    B1        472,500
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        3,682,500
                                                                   ------------
 ENERGY--13.22%
                   Amerigas Partners LP/Amerigas
                    Eagle Finance Corp (Sr Note)
  1,000,000         10.000%, 04/15/06 ....................   Ba3      1,055,000
                   BRL Universal Equipment 2001 A LP
    500,000         8.875%, 02/15/08 .....................   Ba3        520,000
                   Chesapeake Energy Corp
                    (Guarantee Note)
  1,000,000         8.125%, 04/01/11 .....................    B1      1,030,000
                   EL Paso Corp Note
  1,000,000         7.875%, 06/15/12 .....................   Ba2        700,000
  1,000,000         7.750%, 01/15/32 .....................   Ba2        620,000
                   El Paso Energy Partners LP/El
                    Paso Energy Partners Finance
                    Corp (Guarantee Note)
    250,000         8.500%, 06/01/11 .....................    B1        231,875
    250,000         10.625%, 12/01/12 ....................    B1        255,625
                   Hanover Equipment Trust
                    2001 A (Secured Note)
  1,000,000         9.487%, 09/01/08 .....................    B1        975,000
                   Leviathan Gas Pipeline Partners/
                    Leviathan Finance Corp
                    (Guarantee Note)
    500,000         10.375%, 06/01/09 ....................    B1        507,500
                   Magnum Hunter Resources, Inc
                    (Guarantee Note)
  1,000,000         9.600%, 03/15/12 .....................    B2      1,062,500
                   Ocean Energy, Inc (Guarantee Note)
  1,000,000         8.375%, 07/01/08 .....................   Ba1      1,052,500
                   Peabody Energy Corp (Guarantee Note)
    806,000         9.625%, 05/15/08 .....................    B1        851,337
                   Pogo Producing Co (Sr Sub Note)
  1,000,000         10.375%, 02/15/09 ....................   Ba3      1,083,750
                   Southern California Edison Note
  1,000,000         7.625%, 01/15/10 .....................   Ba3        935,000
                   Transcontinental Gas Pipe Corp Note
  1,000,000         8.875%, 07/15/12 .....................    B3      1,000,000


----------
+As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

66   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

       Statement of Investments - HIGH-YIELD BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

 ENERGY--(Continued)
                   Westport Resources Corp
                    (Guarantee Note)
 $  500,000         8.250%, 11/01/11 .....................   Ba3      $ 525,000
                   Williams Cos, Inc Deb
  1,000,000         8.125%, 03/15/12 .....................  Caa1        680,000
  1,000,000         8.750%, 03/15/32 .....................  Caa1        655,000
                                                                   ------------
                   TOTAL ENERGY                                      13,740,087
                                                                   ------------
 FINANCIAL SERVICES--1.02%
                   iStar Financial, Inc (Sr Note)
  1,000,000         8.750%, 08/15/08 .....................   Ba1      1,064,228
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                           1,064,228
                                                                   ------------
 HEALTH CARE--3.69%
                   AmerisourceBergen Corp (Sr Note)
    500,000         7.250%, 11/15/12 .....................   Ba3        512,500
                   HCA, Inc (Sr Note)
  1,000,000         7.875%, 02/01/11 .....................   Ba1      1,096,388
  1,000,000         6.300%, 10/01/12 .....................   Ba1      1,008,541
                   Healthsouth Corp (Sr Sub Note)
    500,000         10.750%, 10/01/08 ....................    B2        422,500
    500,000         8.375%, 10/01/11 .....................   Ba3        422,500
                   Stericycle, Inc (Guarantee Note)
    325,000         12.375%, 11/15/09 ....................    B3        372,125
                                                                   ------------
                   TOTAL HEALTH CARE                                  3,834,554
                                                                   ------------
 OTHER--2.26%
                   Tyco International Group SA Note
  1,000,000         5.875%, 11/01/04 .....................   Ba2        970,000
  1,000,000         6.375%, 10/15/11 .....................   Ba2        935,000
    500,000         7.000%, 06/15/28 .....................   Ba2        440,000
                                                                   ------------
                   TOTAL OTHER                                        2,345,000
                                                                   ------------
 PRODUCER DURABLES--0.50%
                   National Waterworks, Inc
                    (Sr Sub Note)
    500,000         10.500%, 12/01/12 ....................    B3        521,875
                                                                   ------------
                   TOTAL PRODUCERDURABLES                               521,875
                                                                   ------------
 TECHNOLOGY--5.32%
                   Adelphia Business Solutions, Inc
                    (Sr Discount Note)
  1,000,000    b, j 13.000%, 04/15/03 ....................    NR          2,500
                   Advanstar Communications, Inc
                    (Guarantee Note)
  1,500,000         12.000%, 02/15/11 ....................  Caa1      1,171,875
                   Advanstar Holdings Corp
                    (Guarantee Note)
  1,500,000         15.000%, 10/15/11 ....................    NR        485,625
                   Charter Communications Holdings
                    Capital Corp (Sr Note)
    500,000         10.750%, 10/01/09 ....................    B3        226,250
    500,000         11.125%, 01/15/11 ....................    B3        226,250
    500,000         10.000%, 05/15/11 ....................    B3        222,500
                   Flextronics International Ltd
                    (Sr Sub Note)
    500,000         8.750%, 10/15/07 .....................   Ba2        513,750
                   Ingram Micro, Inc (Sr Sub Note)
  1,000,000         9.875%, 08/15/08 .....................   Ba2      1,055,000
                   Insight Communications (Sr Note)
  1,000,000         12.250%, 02/15/01 ....................    B3        551,250
                   Solectron Corp Note
  1,000,000         0.000%, 11/20/20 .....................   Ba3        507,500
                   United Pan-Europe
                    Communications NV (Sr Note)
    250,000    j, s 13.750%, 02/01/10 ....................    Ca         15,000
  1,000,000       j 11.250%, 02/01/10 ....................    Ca         75,000
                   Xerox Corp (Sr Note)
    500,000         9.750%, 01/15/09 .....................    B1        480,000
                                                                   ------------
                   TOTAL TECHNOLOGY                                   5,532,500
                                                                   ------------
 TRANSPORTATION--1.55%
                   Delta Airlines, Inc Note
    500,000         6.650%, 03/15/04 .....................   Ba3        420,000
                   Northwest Airlines, Inc
                    (Guarantee Note)
    250,000         8.875%, 06/01/06 .....................    B2        162,500
                   Stena AB (Sr Note)
  1,000,000         9.625%, 12/01/12 .....................   Ba3      1,032,500
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,615,000
                                                                   ------------
 UTILITIES--13.10%
                   AES Corp (Sr Sub Note)
    500,000         8.375%, 08/15/07 .....................  Caa1        230,000
    500,000         9.375%, 09/15/10 .....................    B3        300,000
                   AES Drax Energy Ltd
    250,000       j 11.500%, 08/30/10 ....................     C          3,125
                   AES Drax Holdings Ltd
    250,000       j 10.410%, 12/31/20 ....................  Caa2        135,000
                   Asia Global Crossing Holding
                    Ltd (Sr Note)
    500,000       j 13.375%, 10/15/10 ....................    NR         54,375
                   AT&T Wireless Services, Inc
                    (Sr Note)
  1,000,000         7.875%, 03/01/11 .....................  Baa2        995,000
                   Avista Corp (Sr Note)
    500,000         9.750%, 06/01/08 .....................   Ba1        493,750
                   British Sky Broadcasting plc Note
    500,000         8.200%, 07/15/09 .....................   Ba1        540,000
                   Calpine Canada Energy Finance
                    (Guarantee Note)
  2,750,000         8.500%, 05/01/08 .....................    B1      1,196,250
                   Calpine Corp (Sr Note)
  1,000,000         8.500%, 02/15/11 .....................    B1        435,000
                   CMS Energy Corp (Sr Note)
    500,000         9.875%, 10/15/07 .....................    B3        475,000
    750,000         8.500%, 04/15/11 .....................    B3        652,500
                   Crown Castle International Corp
                    (Sr Note)
    500,000         10.750%, 08/01/11 ....................    B3        437,500
                   Global Crossing Holding Ltd
      1,894       b 10.500%, 12/01/08 ....................     C             19
                   Global Crossing Holding Ltd
                    (Guarantee Note)
    250,000    b, j 8.700%, 08/01/07 .....................    Ca          7,500
    500,000    b, j 9.500%, 11/15/09 .....................    Ca         15,000
                   Gray Television, Inc
                    (Guarantee Note)
    500,000         9.250%, 12/15/11 .....................    B3        538,125
                   Illinois Power Co (First Mortgage)
    500,000         11.500%, 12/15/10 ....................    B3        482,500
                   Insight Midwest LP/Insight
                    Capital, Inc (Sr Note)
    600,000         10.500%, 11/01/10 ....................    B2        583,500
                   Luscar Coal Ltd (Sr Note)
    500,000         9.750%, 10/15/11 .....................   Ba3        535,625
                   Nextel Communications, Inc
                    (Sr Note)
    500,000       s 9.950%, 02/15/08 .....................    B3        457,500
    500,000         9.375%, 11/15/09 .....................    B3        452,500
  1,000,000         9.500%, 02/01/11 .....................    B3        900,000


----------
+As provided by Moody's Investors Services (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   67

       Statement of Investments - HIGH-YIELD BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL/
   SHARES                                                 RATINGS+      VALUE
 ----------                                               --------      -----

 UTILITIES--(Continued)
                   Orion Power Holdings, Inc (Sr Note)
  $ 250,000         12.000%, 03/01/10 ....................    B3   $    180,000
                   PSEG Energy Holdings, Inc (Sr Note)
  1,000,000         8.625%, 02/15/08 .....................  Baa3        830,000
                   Qwest Corp Note
  1,500,000         8.875%, 03/15/12 .....................   Ba3      1,455,000
                   TECO Energy, Inc (Sr Note)
    500,000         10.500%, 12/01/07 ....................  Baa2        490,000
                   Tiverton Power Assocs Ltd/Rumford
                    Power Associates Ltd LP
    500,000         9.000%, 07/15/18 .....................    B1        265,000
                   TNP Enterprises, Inc (Sr Sub Note)
    500,000         10.250%, 04/01/10 ....................   Ba3        470,000
                   Velocita Corp (Sr Note)
    500,000    b, j 13.750%, 05/15/10 ....................    NR             50
                                                                   ------------
                   TOTAL UTILITIES                                   13,609,819
                                                                   ------------
                   TOTAL CORPORATE BONDS
                    (Cost $103,504,613)                              96,673,649
                                                                   ------------
PREFERRED STOCK--0.27%
 CONSUMER CYCLICAL--0.26%
      5,000        Adelphia Communications Corp ..................        2,500
      2,500        Sinclair Capital ..............................      265,000
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                              267,500
                                                                   ------------
 UTILITIES--0.01%
      3,800       b Global Crossing Holding Ltd. .................           38
      2,629        McLeod USA, Inc ...............................       10,779
                                                                   ------------
                   TOTAL UTILITIES                                       10,817
                                                                   ------------
                   TOTAL PREFERRED STOCK
                    (Cost $1,876,201)                                   278,317
                                                                   ------------
COMMON STOCK--0.00%
 CONSUMER CYCLICAL--0.00%
        250      * Jostens, Inc (Class A) Wts 05/01/10 ...........            2
        250      * Pliant Corp Wts 06/01/10 ......................            3
      1,500      * Travelcenters Of America, Inc Wts 05/01/09 ....           15
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                                   20
                                                                   ------------
 TECHNOLOGY--0.00%
      1,500        Advanstar Holdings Corp Wts 10/15/11 ..........           15
                                                                   ------------
                   TOTAL TECHNOLOGY                                          15
                                                                   ------------
 UTILITIES--0.00%
      5,825        McLeod USA, Inc Wts 04/16/07 ..................        2,039
        500      * PF Net Communications, Inc Wts 05/15/10 .......            5
                                                                   ------------
                   TOTAL UTILITIES                                        2,044
                                                                   ------------
                   TOTAL COMMON STOCK
                    (Cost $293,079)                                       2,079


  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

SHORT TERM INVESTMENT--4.14%
 U.S.              GOVERNMENT AND AGENCY DISCOUNT NOTES--4.14%
                   Federal Home Loan
                    Bank (FHLB)
 $4,300,000         1.180%, 01/02/03 ............................. $  4,299,723
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCY
                    DISCOUNT NOTES                                    4,299,723
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                    (Cost $4,299,723)                                 4,299,723
                                                                   ------------
                   TOTAL PORTFOLIO--97.42%
                    (Cost $109,973,616)                             101,253,768
                   OTHER ASSETS & LIABILITIES, NET--2.58%             2,685,700
                                                                   ------------
                   NET ASSETS--100.00%                             $103,939,468
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy
j Non-income producing--security is in default s Zero coupon until a specified date at which time the stated coupon rate becomes effective rate until maturity.

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $110,198,188 . Net unrealized depreciation of portfolio investments aggregated $8,944,420, of which $3,761,793 related to appreciated portfolio investments and $12,706,213 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

----------
+As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

68   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

       Statement of Investments - SHORT-TERM BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

BONDS--92.76%
 CORPORATE BONDS--38.41%
  AEROSPACE AND DEFENSE--0.36%
                   Raytheon Co Note
  $ 500,000       h 6.500%, 07/15/05 .....................  Baa3    $   538,148
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          538,148
                                                                   ------------
  ASSET BACKED--1.56%
                   CIT Equipment Collateral
                    Series 2000-2 (Class A3)
    351,019         6.840%, 06/20/04 .....................   Aaa        355,727
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai3)
  1,000,000         5.751%, 03/25/27 .....................   Aaa      1,021,220
                   Sears Credit Account Master Trust
    916,666         5.250%, 10/16/08 .....................   Aaa        947,334
                                                                   ------------
                   TOTAL ASSET BACKED                                 2,324,281
                                                                   ------------
  BASIC INDUSTRIES--2.57%
                   Alcoa, Inc Deb
    500,000         6.125%, 06/15/05 .....................    A2        543,906
                   Du Pont EI de Nemours & Co Note
  1,000,000         6.750%, 10/15/04 .....................   Aa3      1,087,197
                   International Paper Co Note
    500,000         8.125%, 07/08/05 .....................  Baa2        559,277
                   Rohm & Haas Co Note
    534,000         6.950%, 07/15/04 .....................    A3        574,057
                   Weyerhaeuser Co Note
  1,000,000         6.000%, 08/01/06 .....................  Baa2      1,063,287
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             3,827,724
                                                                   ------------
  CONSUMER CYCLICAL--6.30%
                   AOL Time Warner, Inc
                    (Guarantee Note)
    500,000         6.125%, 04/15/06 .....................  Baa1        516,325
                   CBS Corp Note
    500,000         6.875%, 09/01/03 .....................    A3        512,964
                   Clear Channel Communications, Inc
                    (Sr Note)
    500,000         7.250%, 09/15/03 .....................  Baa3        510,091
                   Cooper Industries, Inc
                    (Guarantee Note)
    500,000         5.250%, 07/01/07 .....................    A3        521,676
                   Daimlerchrysler NA Holdings Corp
                    (Guarantee Note)
    500,000         6.900%, 09/01/04 .....................    A3        534,367
                   Ford Motor Credit Co (Sr Note)
    500,000         6.125%, 03/20/04 .....................    A3        506,413
    500,000         7.600%, 08/01/05 .....................    A3        509,998
  1,000,000         6.500%, 01/25/07 .....................    A3        988,309
                   General Motors Acceptance Corp
    500,000         6.750%, 01/15/06 .....................    A2        520,171
                   News America Holdings (Sr Note)
    500,000         8.500%, 02/15/05 .....................  Baa3        543,747
                   Unilever Capital Corp
                    (Guarantee Note)
    500,000         6.750%, 11/01/03 .....................    A1        521,411
                   Viacom, Inc Note
    500,000         5.625%, 05/01/07 .....................    A3        541,675
                   Wal-Mart Stores, Inc Note
    500,000         4.150%, 06/15/05 .....................   Aa2        524,841
    500,000         4.375%, 07/12/07 .....................   Aa2        527,131
                   Walt Disney Co (Sr Note)
    500,000         5.125%, 12/15/03 .....................  Baa1        513,643
    500,000         5.500%, 12/29/06 .....................  Baa1        536,123
                   Washington Mutual, Inc
    500,000         7.500%, 08/15/06 .....................    A3        568,475
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            9,397,360
                                                                   ------------
  CONSUMER NON-CYCLICAL--3.71%
                   Coca-Cola Co Note
    500,000         4.000%, 06/01/05 .....................   Aa3        522,575
                   Diageo Capital Plc
                    (Guarantee Note)
    500,000         6.625%, 06/24/04 .....................    A1        535,285
                   General Mills, Inc Note
  1,000,000         5.125%, 02/15/07 .....................  Baa2      1,062,534
                   Kraft Foods, Inc Note
    500,000         4.625%, 11/01/06 .....................    A2        527,483
                   Masco Corp Note
    500,000         4.625%, 08/15/07 .....................  Baa1        516,625
                   Newell Rubbermaid, Inc Note
    500,000         6.000%, 03/15/07 .....................  Baa1        539,078
                   PepsiCo, Inc Note
  1,000,000         4.500%, 09/15/04 .....................    A1      1,043,848
                   RJ Reynolds Tobacco Holdings, Inc
                    (Guarantee Note)
    250,000         6.500%, 06/01/07 .....................  Baa2        260,840
                   Safeway, Inc Note
    500,000         4.800%, 07/16/07 .....................  Baa2        515,776
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        5,524,044
                                                                   ------------
  ENERGY--2.06%
                   Amerada Hess Corp Note
    500,000         5.900%, 08/15/06 .....................  Baa2        540,571
                   Conoco, Inc (Sr Note)
    750,000         5.900%, 04/15/04 .....................    A3        789,013
                   ConocoPhillips Note
    350,000         8.500%, 05/25/05 .....................    A3        399,319
                   Consolidated Natural Gas Co
                    (Sr Note)
    500,000         7.250%, 10/01/04 .....................    A3        537,316
                   KeySpan Corp Note
    500,000         6.150%, 06/01/06 .....................    A3        548,333
                   Ocean Energy, Inc
                    (Guarantee Note)
    250,000         4.375%, 10/01/07 .....................  Baa3        253,653
                                                                   ------------
                   TOTAL ENERGY                                       3,068,205
                                                                   ------------
  FINANCIAL SERVICES--13.37%
                   AIG Sunamerica Global Financing
                    (Sr Note)
    500,000         7.400%, 05/05/03 .....................   Aaa        509,622
                   Associates Corp Of North America
                    (Sr Note)
    500,000         5.750%, 11/01/03 .....................   Aa1        517,519
                   Bank of America Corp (Sr Note)
    500,000         5.250%, 02/01/07 .....................   Aa2        537,694
                   Bank One Corp Note
  1,000,000         6.500%, 02/01/06 .....................   Aa3      1,105,348
                   Caterpillar Financial
                    Services Corp Note
    250,000         4.875%, 06/15/07 .....................    A2        264,992
                   Citigroup, Inc Note
    500,000         4.125%, 06/30/05 .....................   Aa1        520,545
  1,000,000         5.750%, 05/10/06 .....................   Aa1      1,087,781
                   Countrywide Home Loans Inc
                    (Guarantee Note)
    500,000         5.500%, 08/01/06 .....................    A3        535,227
                   Credit Suisse First Boston
                    USA, Inc Note
    500,000         5.750%, 04/15/07 .....................   Aa3        529,443


----------
+As provided by Moody's Investors Services (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   69

       Statement of Investments - SHORT-TERM BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

  FINANCIAL SERVICES--(Continued)
                   Equifax, Inc Note
  $ 500,000         4.950%, 11/01/07 .....................  Baa1      $ 508,749
                   Fleetboston Financial Corp
                    (Sub Note)
    500,000         8.125%, 07/01/04 .....................    A2        540,952
                   General Electric Capital Corp Note
    200,000         5.650%, 03/31/03 .....................   Aaa        202,003
    500,000         5.350%, 03/30/06 .....................   Aaa        537,772
                   General Motors Acceptance Corp Note
    500,000         5.250%, 05/16/05 .....................    A2        503,093
    500,000         6.125%, 09/15/06 .....................    A2        508,920
                   Goldman Sachs Group, Inc
  1,000,000       h 7.625%, 08/17/05 .....................   Aa3      1,124,352
                   Household Finance Corp (Sr Note)
    500,000         5.875%, 09/25/04 .....................    A2        521,001
    500,000         8.000%, 05/09/05 .....................    A2        538,955
                   Inter-American Development Bank Bond
    500,000         5.375%, 01/18/06 .....................   Aaa        544,163
                   International Lease Finance
                    Corp Note
    500,000         5.125%, 08/01/04 .....................    A1        515,700
                   KFW International Finance
    500,000         2.500%, 10/17/05 .....................   Aaa        503,746
                   Lehman Brothers Holdings, Inc Note
    500,000         6.250%, 05/15/06 .....................    A2        548,456
                   Lincoln National Corp Note
    250,000         5.250%, 06/15/07 .....................    A3        260,228
                   Marsh & McLennan Cos, Inc (Sr Note)
    500,000         5.375%, 03/15/07 .....................    A2        536,698
                   Marshall & Isley Bank (Sr Note)
    250,000         4.125%, 09/04/07 .....................   Aa3        257,955
                   Mellon Funding Corp (Guarantee Note)
    500,000         4.875%, 06/15/07 .....................    A1        531,686
                   Merrill Lynch & Co, Inc Note
    500,000         6.800%, 11/03/03 .....................   Aa3        521,372
                   Morgan Stanley Dean Witter & Co Bond
    500,000         5.800%, 04/01/07 .....................   Aa3        543,323
                   National City Bank/Indiana Note
    250,000         4.875%, 07/20/07 .....................   Aa3        266,530
                   Newcourt Credit Group, Inc
                    (Guarantee Note)
    500,000         6.875%, 02/16/05 .....................    A2        526,923
                   Nisource Finance Corp
                    (Guarantee Note)
    500,000         5.750%, 04/15/03 .....................  Baa3        498,684
                   Suntrust Bank Atlanta (Sub Note)
    480,000         7.250%, 09/15/06 .....................   Aa3        552,024
                   US Bancorp (Sr Note)
    500,000       h 5.100%, 07/15/07 .....................   Aa3        537,370
                   Verizon Global Funding Corp Note
    500,000         6.750%, 12/01/05 .....................    A2        550,588
                   Wachovia Bank NA Note
    500,000         4.850%, 07/30/07 .....................   Aa2        531,531
                   Wells Fargo & Co (Sr Note)
    500,000         7.250%, 08/24/05 .....................   Aa2        560,176
                   Wells Fargo Note
    500,000         6.625%, 07/15/04 .....................   Aa2        535,843
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          19,916,964
                                                                   ------------
  HEALTH CARE--1.42%
                   Merck & Co, Inc Note
    500,000         5.250%, 07/01/06 .....................   Aaa        540,878
                   Pfizer, Inc Note
  1,000,000         3.625%, 11/01/04 .....................   Aaa      1,034,324
    500,000         5.625%, 02/01/06 .....................   Aaa        541,707
                                                                   ------------
                   TOTAL HEALTH CARE                                  2,116,909
                                                                   ------------
  OTHER MORTGAGE BACKED SECURITIES--0.57%
                   Washington Mutual Series
                    2002-AR5 (Class 2A4)
    810,040         5.355%, 06/25/32 .....................   Aaa        841,154
                                                                   ------------
                   TOTAL OTHER MORTGAGE BACKED SECURITIES               841,154
                                                                   ------------
  PRODUCER DURABLES--0.34%
                   Ingersoll-Rand Co Note
    500,000         5.750%, 02/14/03 .....................    A3        501,995
                                                                   ------------
                   TOTAL PRODUCER DURABLES                              501,995
                                                                   ------------
  TRANSPORTATION--0.86%
                   Norfolk Southern Corp Note
    500,000         7.350%, 05/15/07 .....................  Baa1        574,930
                   Union Pacific Corp Note
    150,000         7.600%, 05/01/05 .....................  Baa3        166,976
    500,000         5.750%, 10/15/07 .....................  Baa3        546,587
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,288,493
                                                                   ------------
  UTILITIES--5.29%
                   365 Communications Co (Sr Note)
    500,000         7.500%, 03/01/06 .....................    A2        547,255
                   AT&T Corp (Sr Note)
    500,000         7.000%, 11/15/06 .....................  Baa2        534,332
                   AT&T Wireless Services, Inc
                    (Sr Note)
    500,000         6.875%, 04/18/05 .....................  Baa2        507,500
                   BellSouth Telecommunication Note
    500,000         6.500%, 06/15/05 .....................   Aa2        548,601
                   Consumers Energy Co (Sr Note)
    500,000         6.000%, 03/15/05 .....................  Baa3        497,500
                   Firstenergy Corp Note
    500,000         5.500%, 11/15/06 .....................  Baa2        502,865
                   Midamerican Energy Holdings Co
    500,000         4.625%, 10/01/07 .....................  Baa3        502,715
                   National Rural Utility
                    Coop Finance Note
    500,000         6.500%, 03/01/07 .....................    A2        549,873
                   Pepco Holdings, Inc Note
    500,000         5.500%, 08/15/07 .....................  Baa1        519,955
                   SBC Communications, Inc Note
  1,000,000         5.750%, 05/02/06 .....................   Aa3      1,084,181
                   Tampa Electric Co
  1,000,000         5.375%, 08/15/07 .....................    A2      1,009,822
                   Verizon Wireless Capital LLC Note
    500,000       h 5.375%, 12/15/06 .....................    A3        522,343
                   Vodafone Group PLC Note
    500,000       h 7.625%, 02/15/05 .....................    A2        552,112
                                                                   ------------
                   TOTAL UTILITIES                                    7,879,054
                                                                   ------------
                   TOTAL CORPORATE BONDS
                    (Cost $54,743,588)                               57,224,331
                                                                   ------------
 GOVERNMENT BONDS--54.35%
  AGENCY SECURITIES--21.32%
                   Federal Home Loan Mortgage Corp (FHLMC)
  2,000,000         5.750%, 07/15/03 .....................   Aaa      2,047,880
  2,500,000         5.000%, 01/15/04 .....................   Aaa      2,593,550
 10,000,000         3.000%, 07/15/04 .....................   Aaa     10,220,100
  5,000,000         6.875%, 01/15/05 .....................   Aaa      5,503,550
  9,800,000         4.250%, 06/15/05 .....................   Aaa     10,322,928

----------
+As provided by Moody's Investors Services (Unaudited)


SEE NOTES TO FINANCIAL STATEMENTS

70   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

       Statement of Investments - SHORT-TERM BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

AGENCY SECURITIES--(Continued)
                   Federal National Mortgage Association
                    (FNMA)
$ 1,000,000         5.500%, 05/02/06 .....................   Aa2    $ 1,085,250
                                                                   ------------
                   TOTAL AGENCY SECURITIES                           31,773,258
                                                                   ------------
FOREIGN GOVERNMENT BONDS--1.49%
                   Canadian Government Bond
    100,000         6.375%, 11/30/04 .....................   AAA        108,856
                   Italy Government International Bond
    500,000         7.250%, 02/07/05 .....................   Aa2        554,431
                   Province Of Manitoba Note
  1,000,000         4.250%, 11/20/06 .....................   Aa2      1,053,682
                   Province of Ontario, Canada
                    (Sr Unsub Note)
    500,000         7.375%, 01/27/03 .....................    NR        501,767
                                                                   ------------
                   TOTAL FOREIGN GOVERNMENT BONDS                      2,218,736
                                                                   ------------
MORTGAGE BACKED SECURITIES--0.91%
                   Federal Home Loan Mortgage Corp Gold (FGLMC)
    755,632       h 6.000%, 12/01/17 .............................      790,681
    542,771       h 6.000%, 12/01/17 .............................      567,947
                                                                   ------------
                   TOTAL MORTGAGE BACKED SECURITIES                    1,358,628
                                                                   ------------
  U.S. TREASURY SECURITIES--30.63%
                   U.S. Treasury Bond
  5,250,000         10.000%, 05/15/10 ............................    6,223,560
                   U.S. Treasury Note
 16,000,000         6.750%, 05/15/05 .............................   17,841,280
 19,730,062       k 3.375%, 01/15/07 .............................   21,367,046
    200,000         3.000%, 11/15/07 .............................      202,405
                                                                   ------------
                   TOTAL U.S. TREASURY SECURITIES                    45,634,291
                                                                   ------------
                   TOTAL GOVERNMENT BONDS
                    (Cost $79,206,424) ...........................   80,984,913
                                                                   ------------
                   TOTAL BONDS
                    (Cost $133,950,012) ..........................  138,209,244
                                                                   ------------


 PRINCIPAL                                                            VALUE
 ---------                                                            -----

SHORT TERM INVESTMENT--4.49%
  U.S.             GOVERNMENT AND AGENCIES DISCOUNT NOTE--4.49%
                   Federal Home Loan Bank (FHLB)
$ 6,700,000         1.180%, 01/02/03 ............................. $  6,699,568
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE   6,699,568
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $6,699,568)                                 6,699,568
                                                                   ------------
                   TOTAL PORTFOLIO--97.25%
                    (Cost $140,649,580)                             144,908,812
                   OTHER ASSETS & LIABILITIES, NET--2.75%             4,092,170
                                                                   ------------
                   NET ASSETS--100.00%                             $149,000,982
                                                                   ============

----------
h These securities were purchased on a delayed delivery basis k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $140,706,721. net unrealized appreciation of portfolio investments aggregated $4,202,091, of which $4,214,607 related to appreciated portfolio investments and $12,516 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

----------
+As provided by Moody's Investors Services (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   71

       Statement of Investments - TAX-EXEMPT BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                                            VALUE
 ---------                                                            -----

MUNICIPAL BONDS--98.28%
LONG TERM MUNICIPAL BONDS
 ALABAMA--2.54%
                   Birmingham Alabama
  $ 650,000         5.250%, 07/01/11 ............................. $    730,047
                   Birmingham Industrial Water Board
  1,080,000       d 6.000%, 07/01/07 .............................    1,256,407
                   West Jefferson Amusement & Public Park
                    Authority Revenue
  1,495,000         7.500%, 12/01/08 .............................    1,731,195
                                                                   ------------
                                                                      3,717,649
                                                                   ------------
 CALIFORNIA--3.11%
                   California State (General Obligation)
  1,535,000         5.000%, 10/01/12 .............................    1,653,195
                   California State Department of Water Resources
  2,000,000         5.500%, 05/01/12 .............................    2,220,640
                   Delta County California Home Mortgage Finance
                    Authority Single Family Mortgage Revenue
    640,000         6.700%, 06/01/24 .............................      679,162
                                                                   ------------
                                                                      4,552,997
                                                                   ------------
 COLORADO--3.24%
                   Colorado Department of Transportation
  2,370,000         5.250%, 06/15/12 .............................    2,689,855
                   Jefferson County School District R-001
  1,895,000         5.000%, 12/15/12 .............................    2,059,031
                                                                   ------------
                                                                      4,748,886
                                                                   ------------
 CONNECTICUT--0.20%
                   Connecticut State Health & Educational
                    Facilities Authority
    300,000       v 1.650%, 07/01/36 .............................      300,000
                                                                   ------------
 DISTRICT OF COLUMBIA--2.89%
                   District of Columbia
  2,365,000         5.250%, 06/01/12 .............................    2,587,854
                   District of Columbia (General Obligation)
    400,000         5.500%, 06/01/10 .............................      452,376
                   District of Columbia (Hospital Revenue)
  1,000,000         6.000%, 08/15/10 .............................    1,191,440
                                                                   ------------
                                                                      4,231,670
                                                                   ------------
 GEORGIA--1.19%
                   Gwinnett County Water & Sewer Authority
  1,600,000         5.050%, 08/01/12 .............................    1,739,104
                                                                   ------------
 ILLINOIS--2.06%
                   Chicago Metropolitan Water Reclamation District
  1,355,000         5.000%, 12/01/11 .............................    1,514,768
                   Cook County Community Consolidated School District
  1,310,000         5.500%, 12/01/14 .............................    1,509,081
                                                                   ------------
                                                                      3,023,849
                                                                   ------------
 INDIANA--8.56%
                   Indiana Transportation Finance Authority Revenue
  3,735,000       d 5.250%, 12/01/13 .............................    4,070,963
                   Indianapolis Indiana Multi-Family Revenue
    896,000         4.875%, 12/01/11 .............................      938,641
                   Ivy Technical State College
  2,100,000         5.000%, 07/01/12 .............................    2,321,172
                   La Porte Multi School Building Corp
  1,760,000         5.250%, 01/15/13 .............................    1,970,443
                   Lake County Building Corp
  1,000,000       d 5.750%, 08/01/10 .............................    1,155,840
                   Peterburg Indiana Pollution Control Revenue
    500,000         5.400%, 08/01/17 .............................      525,705
                   Valparaiso Middle School Building Corp
  1,385,000         5.250%, 07/15/10 .............................    1,554,067
                                                                   ------------
                                                                     12,536,831
                                                                   ------------
IOWA--0.77%
                   Muscatine
  1,000,000         5.500%, 01/01/12 .............................    1,131,200
                                                                   ------------
KENTUCKY--0.96%
                   Kentucky Turnpike Authority Toll Road Revenue
  1,240,000       d 6.000%, 07/01/11 .............................    1,406,061
                                                                   ------------
LOUISIANA--1.36%
                   Desoto Parish
  2,000,000         5.000%, 10/01/12 .............................    1,994,840
                                                                   ------------
MARYLAND--0.87%
                   Frederick County Economic Development Authority
  1,250,000         7.250%, 04/01/17 .............................    1,270,538
                                                                   ------------
MASSACHUSETTS--2.74%
                   Massachusetts State (General Obligation)
  1,900,000         5.500%, 11/01/12 .............................    2,192,201
                   Massachusetts State Port Authority
  1,120,000         5.500%, 07/01/14 .............................    1,220,610
                   Massachusetts State Water Resources Authority
    600,000       v 1.800%, 08/01/20 .............................      600,000
                                                                   ------------
                                                                      4,012,811
                                                                   ------------
MICHIGAN--1.47%
                   Michigan State Building Authority
  2,000,000         5.000%, 10/15/12 .............................    2,148,860
                                                                   ------------
MISSOURI--2.05%
                   Missouri State Environmental Improvement
                    & Energy Resources Authority Revenue
    100,000         5.800%, 09/01/09 .............................      110,537
  2,500,000         5.500%, 07/01/12 .............................    2,890,950
                                                                   ------------
                                                                      3,001,487
                                                                   ------------
NEBRASKA--3.32%
                   Nebraska Public Power District
  4,500,000         5.250%, 01/01/14 .............................    4,859,595
                                                                   ------------
NEVADA--1.70%
                   Clark County Nevada Pollution Control Revenue
    800,000         5.300%, 10/01/11 .............................      731,184
                   Clark County School District
  1,550,000         5.500%, 06/15/11 .............................    1,764,411
                                                                   ------------
                                                                      2,495,595
                                                                   ------------
NEW JERSEY--3.33%
                   New Jersey Economic Development Authority
  1,500,000         5.500%, 06/15/13 .............................    1,723,170
                   New Jersey State Turnpike Authority Revenue
  2,770,000         5.700%, 05/01/13 .............................    3,150,044
                                                                   ------------
                                                                      4,873,214
                                                                   ------------
NEW MEXICO--0.83%
                   New Mexico Mortgage Finance Authority
  1,025,000         6.000%, 07/01/10 .............................    1,218,458
                                                                   ------------
NEW YORK--15.90%
                   Binghamton New York School District
    305,000         4.125%, 02/15/12 .............................      316,230
                   Central Square New York Central School District
    760,000         4.000%, 05/15/13 .............................      773,893
                   Evans & Brant New York Central School District
  1,115,000         4.000%, 12/15/12 .............................    1,147,759
                   Johnstown New York City School District
  1,020,000         4.000%, 06/15/12 .............................    1,048,652
                   Metropolitan Transportation Authority New York
  2,500,000         5.500%, 11/15/13 .............................    2,879,225
                   Nassau County New York
    650,000         6.000%, 07/01/10 .............................      761,462



                       SEE NOTES TO FINANCIAL STATEMENTS

72   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

       Statement of Investments - TAX-EXEMPT BOND FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                                            VALUE
 ---------                                                            -----

NEW YORK--(Continued)
                   New York City Municipal Water Finance Authority
 $1,840,000         5.250%, 06/15/12 ............................. $  2,074,140
                   New York City Transitional Finance Authority
  1,840,000         5.250%, 05/01/14 .............................    1,980,981
                   New York State (General Obligation)
    150,000       v 1.700%, 08/01/16 .............................      150,000
    500,000       v 1.550%, 08/15/19 .............................      500,000
                   New York State Dormitory Authority
  2,500,000         5.250%, 07/01/12 .............................    2,717,200
  2,000,000         5.250%, 11/15/23 .............................    2,195,880
                   New York State Thruway Authority
  3,000,000         5.500%, 04/01/12 .............................    3,407,730
                   Royalton-Hartland New York Central School District
    645,000         4.125%, 08/15/12 .............................      669,878
                   Schenectady New York School District
  1,420,000         4.500%, 06/15/10 .............................    1,537,618
                   Triborough Bridge & Tunnel Authority
  1,000,000         5.250%, 11/15/14 .............................    1,126,910
                                                                   ------------
                                                                     23,287,558
                                                                   ------------
NORTH CAROLINA--3.06%
                   Cumberland County
  2,075,000         5.000%, 03/01/14 .............................    2,243,386
                   North Carolina Municipal Power Agency
                    No 1 Catawba Electric Revenue
  1,915,000         6.000%, 01/01/11 .............................    2,240,722
                                                                   ------------
                                                                      4,484,108
                                                                   ------------
OHIO--3.59%
                   Ohio State Air Quality Development Authority
  2,500,000         6.000%, 12/01/13 .............................    2,524,525
                   Ohio State Water Development Authority
  2,400,000         5.250%, 12/01/14 .............................    2,735,040
                                                                   ------------
                                                                      5,259,565
                                                                   ------------
PENNSYLVANIA--4.57%
                   Allegheny County Industrial Development Authority
    500,000         4.350%, 12/01/13 .............................      512,030
                   Carbon County Industrial Development Authority
  3,220,000       d 6.650%, 05/01/10 .............................    3,357,365
                   Pennsylvania Economic Development
                    Financing Authority
    500,000         6.000%, 11/01/05 .............................      527,885
  1,030,000         6.000%, 11/01/09 .............................    1,079,564
  1,000,000         6.500%, 11/01/16 .............................    1,003,870
                   Philadelphia Pennsylvania (General Obligation)
    200,000         5.000%, 09/15/11 .............................      220,198
                                                                   ------------
                                                                      6,700,912
                                                                   ------------
SOUTH CAROLINA--3.63%
                   South Carolina Transit Infrastructure
  4,000,000         5.000%, 10/01/15 .............................    4,278,720
                   York County South Carolina
                    Pollution Control Revenue
  1,045,000         7.400%, 01/01/10 .............................    1,047,027
                                                                   ------------
                                                                      5,325,747
                                                                   ------------
TENNESSEE--1.45%
                   Memphis-Shelby County Airport Authority
  2,025,000         5.000%, 09/01/09 .............................    2,121,410
                                                                   ------------
TEXAS--12.64%
                   Austin Texas Utility System Revenue
  3,000,000         5.125%, 09/01/14 .............................    3,215,370
                   Bexar County Texas Revenue
  1,350,000         5.500%, 08/15/09 .............................    1,537,933
                   Brazos River Authority Texas Revenue
  3,485,000         4.900%, 10/01/15 .............................    3,765,717
                   Dallas Texas
  2,800,000         5.000%, 08/15/14 .............................    2,988,804
                   Houston Texas Airport System Revenue
    825,000         5.800%, 07/01/10 .............................      915,535
                   Houston Texas Hotel Occupancy
                    Tax & Special Revenue
  1,000,000         5.500%, 09/01/11 .............................    1,141,280
                   Lower Colorado River Authority Texas Revenue
    310,000         5.000%, 01/01/15 .............................      342,327
                   North Central Texas Health
                    Facility Development Corp
  2,150,000       v 1.660%, 12/01/15 .............................    2,150,000
                   University of Texas Revenue
  2,250,000         5.375%, 08/15/14 .............................    2,456,280
                                                                   ------------
                                                                     18,513,246
                                                                   ------------
UTAH--1.24%
                   Utah County Municipal Building Authority
  1,645,000         5.000%, 11/01/11 .............................    1,819,502
                                                                   ------------
VIRGIN ISLANDS--0.85%
                   Virgin Islands Water & Power Authority
  1,175,000         5.000%, 07/01/09 .............................    1,244,889
                                                                   ------------
VIRGINIA--0.72%
                   York County Industrial Development Authority
  1,000,000         5.500%, 07/01/09 .............................    1,048,310
                                                                   ------------
WASHINGTON--4.74%
                   Benton County School District No. 17 Kennewick
    750,000         5.000%, 12/01/09 .............................      835,500
                   Cowlitz County Public Utility District No. 1
                    Electric Distribution System Revenue
  1,000,000         5.000%, 09/01/11 .............................    1,104,350
                   Energy Northwest Washington Electric Revenue
  2,000,000       d 5.500%, 07/01/11 .............................    2,262,300
                   Kitsap County Washington School District No. 400
                    North Kitsap (General Obligation)
  1,380,000         5.000%, 06/01/11 .............................    1,520,084
                   Washington State (General Obligation)
  1,050,000         6.000%, 01/01/10 .............................    1,224,993
                                                                   ------------
                                                                      6,947,227
                                                                   ------------
WEST VIRGINIA--0.77%
                   West Virginia State (General Obligation)
  1,000,000         5.750%, 06/01/14 .............................    1,128,030
                                                                   ------------
WISCONSIN--1.93%
                   Wisconsin State (General Obligation)
  1,480,000         5.500%, 05/01/11 .............................    1,616,886
                   Wisconsin State Clean Water Revenue
  1,065,000         5.500%, 06/01/11 .............................    1,211,714
                                                                   ------------
                                                                      2,828,600
                                                                   ------------
                   TOTAL LONG TERM MUNICIPAL BONDS
                    (Cost $139,218,098)                             143,972,749
                                                                   ------------
                   TOTAL PORTFOLIO--98.28%
                    (Cost $139,218,098)                             143,972,749
                   OTHER ASSETS & LIABILITIES, NET--1.72%             2,523,583
                                                                   ------------
                   NET ASSETS--100.00%                             $146,496,332
                                                                   ============

----------
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts
v  Variable rate demand note

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $139,231,421. net unrealized appreciation of portfolio investments aggregated $4,741,328, of which $4,974,854 related to appreciated portfolio investments and $233,526 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   73

          Statement of Investments - BOND PLUS FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

BONDS--94.13%
 CORPORATE BONDS--28.59%
  AEROSPACE AND DEFENSE--0.73%
                   Lockheed Martin Corp Deb
 $1,000,000         8.500%, 12/01/29 .....................  Baa2   $  1,329,940
                   Raytheon Co Note
    250,000         5.500%, 11/15/12 .....................  Baa3        253,591
                   United Technologies Corp Note
  1,000,000         6.350%, 03/01/11 .....................    A2      1,126,995
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        2,710,526
                                                                   ------------
ASSET BACKED--3.24%
                   Chase Funding Mortgage Loan
                    Series 2001-4 (Class1A3)
  2,000,000         5.053%, 02/25/23 .....................   Aaa      2,085,668
                   Detroit Edison Securitization Funding
                    LLC Series 2001-1 (Class A3)
    500,000         5.875%, 03/01/10 .....................   Aaa        552,040
                   Household Automotive Trust
                    Series 2000-2 (Class A3)
  2,000,000         3.680%, 04/17/06 .....................   Aaa      2,031,940
                   Nissan Auto Receivables Owner Trust
                    Series 2001-C (Class A4)
  1,000,000         4.800%, 02/15/07 .....................   Aaa      1,049,376
                   Peco Energy Transition Trust
                    Series 1999-A (Class A7)
  1,000,000         6.130%, 03/01/09 .....................   Aaa      1,121,248
                   Public Service New Hampshire Funding
                    LLC Series 2001-1 (Class A2)
  1,000,000         5.730%, 11/01/10 .....................   Aaa      1,086,954
                   Residential Asset Securities Corp
                    Series 1999-Ks2 (Class Ai9)
  1,344,033         7.150%, 07/25/30 .....................   Aaa      1,451,133
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai3)
    500,000         5.751%, 03/25/27 .....................   Aaa        510,610
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai4)
  1,000,000         6.417%, 02/25/29 .....................   Aaa      1,055,133
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai6)
  1,000,000         6.489%, 10/25/30 .....................   Aaa      1,078,494
                                                                   ------------
                   TOTAL ASSET BACKED                                12,022,596
                                                                   ------------
BASIC INDUSTRIES--1.34%
                   Abitibi-Consolidated, Inc
    250,000         8.850%, 08/01/30 .....................   Ba1        268,840
                   Dow Chemical Co Note
    250,000         6.000%, 10/01/12 .....................    A3        255,972
                   Du Pont EI de Nemours & Co Note
    500,000         4.750%, 11/15/12 .....................   Aa3        515,462
                   International Paper Co Note
    500,000         5.850%, 10/30/12 .....................  Baa2        523,521
                   Kimberly-Clark Corp Note
  2,000,000         7.100%, 08/01/07 .....................   Aa2      2,331,637
                   Weyerhaeuser Co Note
    500,000         6.000%, 08/01/06 .....................  Baa2        531,644
    500,000         6.750%, 03/15/12 .....................  Baa2        545,169
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             4,972,245
                                                                   ------------
CONSUMER CYCLICAL--2.88%
                   AOL Time Warner, Inc
                    (Guarantee Note)
    250,000         6.750%, 04/15/11 .....................  Baa1        260,498
                   Clear Channel Communications, Inc
                    (Sr Note)
 $1,000,000         7.250%, 09/15/03 .....................  Baa3    $ 1,020,181
                   Cooper Industries, Inc
                    (Guarantee Note)
    500,000         5.250%, 07/01/07 .....................    A3        521,676
                   Cox Communications, Inc Note
  1,000,000         7.875%, 08/15/09 .....................  Baa2      1,131,708
                   Daimlerchrysler NA Holding
                    Corp (Guarantee Note)
  1,000,000         7.300%, 01/15/12 .....................    A3      1,121,134
                   Ford Motor Credit Co Note
  1,000,000         7.500%, 03/15/05 .....................    A3      1,020,167
                   General Motors Corp
  1,000,000         6.750%, 05/01/28 .....................    A3        870,757
                   Hilton Hotels Corp Note
    250,000         7.625%, 12/01/12 .....................   Ba1        252,463
                   Kohl's Corp Bond
    250,000         6.000%, 01/15/33 .....................    A3        251,328
                   News America Holdings Deb
  1,000,000         8.250%, 08/10/18 .....................  Baa3      1,059,573
                   Stanley Works Note
    250,000         4.900%, 11/01/12 .....................    A2        255,262
                   Target Corp Note
    500,000         5.375%, 06/15/09 .....................    A2        535,814
                   Time Warner, Inc (Guarantee Note)
    500,000         6.625%, 05/15/29 .....................  Baa1        458,476
                   Unilever Capital Corp
                    (Guarantee Note)
    500,000         5.900%, 11/15/32 .....................    A1        511,467
                   Viacom, Inc Note
    500,000         5.625%, 05/01/07 .....................    A3        541,675
                   Wal-Mart Stores, Inc Note
    250,000         7.550%, 02/15/30 .....................   Aa2        314,644
                   Walt Disney Co Note
    500,000         5.500%, 12/29/06 .....................  Baa1        536,123
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           10,662,946
                                                                   ------------
CONSUMER NON-CYCLICAL--2.70%
                   Anheuser-Busch Cos, Inc
    250,000         4.375%, 01/15/13 .....................    A1        248,897
                   Bottling Group LLC (Guarantee Note)
    250,000         4.625%, 11/15/12 .....................    A3        249,889
                   Conagra Foods, Inc Note
    250,000         7.875%, 09/15/10 .....................  Baa1        300,338
    500,000         8.250%, 09/15/30 .....................  Baa1        651,744
                   Coors Brewing Co (Guarantee Note)
    500,000         6.375%, 05/15/12 .....................  Baa2        559,837
                   Diageo Capital Plc (Guarantee Note)
  2,000,000         7.250%, 11/01/09 .....................    A1      2,336,275
                   Kraft Foods, Inc
    500,000         5.625%, 11/01/11 .....................    A2        533,636
                   Kroger Co (Guarantee Note)
    500,000         8.050%, 02/01/10 .....................  Baa3        580,125
                   Masco Corp Note
    500,000         4.625%, 08/15/07 .....................  Baa1        516,625
                   Newell Rubbermaid, Inc Note
  1,000,000         6.000%, 03/15/07 .....................  Baa1      1,078,156
                   RJ Reynolds Tobacco Holdings, Inc
                    (Guarantee Note)
    500,000         6.500%, 06/01/07 .....................  Baa2        521,680
                   Safeway, Inc Note
  2,000,000         7.250%, 09/15/04 .....................  Baa2      2,153,147

-----------
+As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

74   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

          Statement of Investments - BOND PLUS FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

CONSUMER NON-CYCLICAL--(continued)
                   Sara Lee Corp Deb
  $ 250,000         6.125%, 11/01/32 .....................    A3   $    263,272
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        9,993,621
                                                                   ------------
ENERGY--1.72%
                   Amerada Hess Corp Deb
    250,000         7.875%, 10/01/29 .....................  Baa2        287,637
                   Anadarko Petroleum Corp Note
    500,000         5.375%, 03/01/07 .....................  Baa1        534,383
                   ChevronTexaco Corp Note
  1,000,000         6.625%, 10/01/04 .....................   Aa2      1,083,728
                   ConocoPhillips Note
  1,000,000         4.750%, 10/15/12 .....................    A3      1,005,363
                   Consolidated Natural Gas Co
                    (Sr Note)
  1,000,000         6.850%, 04/15/11 .....................    A3      1,129,601
                   Husky Energy, Inc Note
    250,000         6.250%, 06/15/12 .....................  Baa2        268,917
                   Ocean Energy, Inc (Guarantee Note)
    750,000         4.375%, 10/01/07 .....................  Baa3        760,959
                   Petronas Capital Ltd
                    (Guarantee Note)
    250,000         7.875%, 05/22/22 .....................  Baa1        268,605
                   Texas Eastern Transmission
                    LP (Sr Note)
    500,000         5.250%, 07/15/07 .....................  Baa1        519,756
                   Valero Energy Corp Note
    500,000         6.125%, 04/15/07 .....................  Baa2        518,845
                                                                   ------------
                   TOTAL ENERGY                                       6,377,794
                                                                   ------------
FINANCIAL SERVICES--7.93%
                   Astoria Financial Corp Note
    500,000         5.750%, 10/15/12 .....................  Baa3        492,483
                   Bank Of America Corp
    500,000         3.875%, 01/15/08 .....................   Aa2        507,222
    500,000         5.125%, 11/15/14 .....................   Aa2        508,525
                   Bank One NA Illinois Note
  1,000,000         5.500%, 03/26/07 .....................   Aa2      1,090,297
                   BB & T Corp (Sub Note)
    500,000         4.750%, 10/01/12 .....................    A2        502,861
                   Bear Stearns Cos, Inc Note
    250,000         5.700%, 11/15/14 .....................    A2        255,710
                   Burlington Resource (Guarantee Note)
    500,000         6.400%, 08/15/11 .....................  Baa1        551,263
                   Citigroup, Inc (Sub Note)
  1,250,000         7.250%, 10/01/10 .....................   Aa2      1,439,557
    750,000         5.625%, 08/27/12 .....................   Aa2        788,125
                   Countrywide Home Loans, Inc
                    (Guarantee Note)
    250,000         5.625%, 07/15/09 .....................    A3        265,768
                   Credit Suisse First Boston, Inc
    500,000         4.625%, 01/15/08 .....................   Aa3        506,831
                   EOP Operating LP (Guarantee Note)
    500,000         6.750%, 02/15/12 .....................  Baa1        535,975
                   Equifax, Inc Note
    250,000         4.950%, 11/01/07 .....................  Baa1        254,374
                   Ford Motor Co Deb
  1,300,000         6.625%, 10/01/28 .....................  Baa1      1,025,332
                   General Electric Capital Corp
    500,000         5.450%, 01/15/13 .....................   Aaa        519,368
                   General Electric Capital Corp Note
 $1,500,000         6.000%, 06/15/12 .....................   Aaa    $ 1,614,786
                   General Motors Acceptance Corp Note
    500,000         6.125%, 09/15/06 .....................    A2        508,920
                   Golden West Financial Corp Note
    250,000         4.750%, 10/01/12 .....................    A1        251,432
                   Goldman Sachs Group, Inc Note
    500,000         5.500%, 11/15/14 .....................   Aa3        503,977
                   Hartford Financial (Sr Note)
  1,000,000         6.375%, 11/01/08 .....................    A2      1,088,123
                   Household Finance Corp (Sr Note)
  1,000,000         5.875%, 09/25/04 .....................    A2      1,042,002
    750,000         6.500%, 01/24/06 .....................    A2        796,331
    500,000         6.375%, 11/27/12 .....................    A2        521,966
    250,000         7.350%, 11/27/32 .....................    NR        269,481
                   International Lease Finance
                    Corp Note
  1,000,000         6.375%, 03/15/09 .....................    A1      1,066,976
                   JP Morgan Chase & Co (Sub Note)
    500,000         7.875%, 06/15/10 .....................    A2        574,275
    250,000         5.750%, 01/02/13 .....................    A2        253,163
                   Korea Development Bank Note
    250,000         5.500%, 11/13/12 .....................    A3        259,919
                   Lehman Brothers Holdings, Inc Note
    500,000         6.625%, 01/18/12 .....................    A2        553,731
    250,000         5.875%, 11/15/17 .....................    A2        255,583
                   Marsh & McLennan Cos, Inc (Sr Note)
    500,000         6.250%, 03/15/12 .....................    A2        558,315
                   Marshall & Isley Bank (Sr Note)
    250,000         4.125%, 09/04/07 .....................   Aa3        257,955
                   MBNA America Bank NA
    250,000         5.375%, 01/15/08 .....................  Baa1        256,501
                   Mellon Funding Corp (Guarantee Note)
  1,000,000         6.400%, 05/14/11 .....................    NR      1,115,332
                   Morgan Stanley Dean Witter & Co
                    (Sr Unsub Note)
    500,000         6.100%, 04/15/06 .....................   Aa3        544,990
    500,000         6.600%, 04/01/12 .....................   Aa3        552,567
                   National Rural Utility Coop
                    Finance Note
    500,000         5.750%, 08/28/09 .....................    A2        532,631
                   Newcourt Credit Group, Inc
                    (Guarantee Note)
    500,000         6.875%, 02/16/05 .....................    A2        526,923
                   Pemex Project Funding Master
                    Trust (Guarantee Note)
    500,000         8.500%, 02/15/08 .....................  Baa1        555,000
    250,000         9.125%, 10/13/10 .....................  Baa1        285,000
                   PNC Funding Corp (Guarantee Note)
  1,000,000         5.750%, 08/01/06 .....................    A2      1,078,822
                   Progressive Corp ( Sr Note)
    500,000         6.375%, 01/15/12 .....................    A2        554,281
                   Regions Financial Corp (Sub Note)
    500,000         6.375%, 05/15/12 .....................    A2        556,639
                   Rouse Co Note
    500,000         7.200%, 09/15/12 .....................  Baa3        505,993
                   Suntrust Bank Atlanta (Sub Note)
    500,000         7.250%, 09/15/06 .....................   Aa3        575,025
                   Toll Brothers, Inc
    250,000         6.875%, 11/15/12 .....................  Baa3        257,459

----------
+As provided by Moody's Investors Services (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   75

          Statement of Investments - BOND PLUS FUND - December 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+      VALUE
  ---------                                               --------      -----

FINANCIAL SERVICES--(Continued)
                   US Bancorp (Sr Note)
 $  500,000         5.100%, 07/15/07 .....................   Aa3   $    537,370
                   Washington Mutual Inc
    500,000         7.500%, 08/15/06 .....................    A3        568,475
    250,000         5.500%, 01/15/13 .....................    A3        254,875
                   Wells Fargo & Co (Sub Note)
    500,000         5.000%, 11/15/14 .....................   Aa3        505,034
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          29,383,543
                                                                   ------------
HEALTH CARE--0.38%
                   Johnson & Johnson Deb
  1,000,000         6.950%, 09/01/29 .....................   Aaa      1,195,022
                   Tenet Healthcare Corp (Sr Note)
    250,000         6.375%, 12/01/11 .....................  Baa3        225,000
                                                                   ------------
                   TOTAL HEALTH CARE                                  1,420,022
                                                                   ------------
OTHER--0.07%
                   Alcoa, Inc Note
    250,000         5.375%, 01/15/13 .....................    A2        263,882
                                                                   ------------
                   TOTAL OTHER                                          263,882
                                                                   ------------
OTHER MORTGAGE BACKED SECURITIES--2.30%
                   Banc of America Commercial Mortgage, Inc
                    Series 2002-2 (Class A3)
  3,000,000         5.118%, 07/11/43 .....................    NR      3,116,400
                   Greenwich Capital Commercial
                    Mortgage Corp
                    Series 2002-C1 (Class A4)
  1,000,000        d4.948%, 01/11/35 .....................   Aaa      1,023,516
                   JP Morgan Chase Commercial
                    Mortgage Corp Series
                    2001-Cib3 (Class A2)
  2,200,000         6.044%, 11/15/35 .....................   Aaa      2,428,107
                   Wachovia Bank Commercial
                    Mortgage Trust
  1,000,000         6.287%, 04/15/34 .....................   Aaa      1,114,292
                   Washington Mutual Series 2002-ar5
                    (Class 2A4)
    810,040         5.355%, 06/25/32 .....................   Aaa        841,154
                                                                   ------------
                   TOTAL OTHER MORTGAGE BACKED SECURITIES             8,523,469
                                                                   ------------
PRODUCER DURABLES--0.55%
                   Emerson Electric
    500,000         5.000%, 12/15/14 .....................    A2        509,901
                   Ingersoll-Rand Co Note
  1,000,000         5.750%, 02/14/03 .....................    A3      1,003,989
                   Waste Management, Inc Note
    500,000         6.375%, 11/15/12 .....................   Ba1        514,525
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,028,415
                                                                   ------------
TRANSPORTATION--0.46%
                   Norfolk Southern Corp Note
  1,000,000         7.350%, 05/15/07 .....................  Baa1      1,149,860
                   Union Pacific Corp Note
    500,000         6.500%, 04/15/12 .....................  Baa3        564,849
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,714,709
                                                                   ------------
UTILITIES--4.29%
                   365 Communications Co (Sr Note)
    500,000         7.500%, 03/01/06 .....................    A2        547,255
                   Alabama Power Co
    250,000         5.875%, 12/01/22 .....................    A2        257,295
                   AT&T Corp (Guarantee Note)
    750,000         8.375%, 03/15/13 .....................  Baa3        851,941
                   AT&T Corp (Sr Note)
  1,000,000         7.000%, 11/15/06 .....................  Baa2      1,068,664
    250,000         7.800%, 11/15/11 .....................  Baa2        273,826


                   AT&T Wireless Services, Inc
                    (Sr Note)
  $ 250,000         8.750%, 03/01/31 .....................  Baa2      $ 245,000
                   BellSouth Telecommunication Note
  2,000,000         6.500%, 06/15/05 .....................   Aa2      2,194,404
                   Cingular Wireless LLC (Sr Note)
    300,000         7.125%, 12/15/31 .....................    A3        308,751
                   Con Edison Co of New York
    250,000         4.875%, 02/01/13 .....................    A1        253,467
                   Consumers Energy Co (Sr Note)
  1,000,000         6.000%, 03/15/05 .....................  Baa3        995,000
                   Detroit Edison Co
                    (First Mortgage Bond)
  1,000,000         6.125%, 10/01/10 .....................    A3      1,096,668
                   Equitable Resources, Inc Bond
    250,000         5.150%, 11/15/12 .....................    A2        250,798
                   Georgia Power Co (Sr Note)
  1,000,000         5.500%, 12/01/05 .....................    A2      1,076,630
                   Kinder Morgan Energy Partners
                    LP (Sr Note)
    500,000         7.300%, 08/15/33 .....................  Baa1        536,033
                   Midamerican Energy Holdings Co
    500,000         5.875%, 10/01/12 .....................  Baa3        506,866
                   Oncor Electric Delivery
    250,000         7.250%, 01/15/33 .....................  Baa1        254,595
                   Pepco Holdings, Inc Note
    250,000         6.450%, 08/15/12 .....................  Baa1        265,147
                   SBC Communications, Inc Note
  1,000,000         6.250%, 03/15/11 .....................   Aa3      1,101,207
                   Sprint Capital Corp (Guarantee Note)
  1,000,000         6.000%, 01/15/07 .....................  Baa3        940,000
                   Verizon New Jersey, Inc Deb
  2,000,000         5.875%, 01/17/12 .....................   Aa3      2,114,811
                   Verizon Wireless Capital llc Note
    500,000         5.375%, 12/15/06 .....................    A3        522,343
                   Vodafone Group plc Note
    250,000         6.250%, 11/30/32 .....................    A2        249,712
                                                                   ------------
                   TOTAL UTILITIES                                   15,910,413
                                                                   ------------
                   TOTAL CORPORATE BONDS
                    (Cost $99,404,218)                              105,984,181
                                                                   ------------
GOVERNMENT BONDS--65.54%
 AGENCY SECURITY--0.88%
                   Federal National Mortgage Association
                    (FNMA)
  3,000,000         5.500%, 05/02/06 .....................   Aa2      3,255,750
                                                                   ------------
                   TOTAL AGENCY SECURITY                              3,255,750
                                                                   ------------
 FOREIGN GOVERNMENT BONDS--1.38%
                   Canada Government Bond
  1,000,000         6.750%, 08/28/06 .....................   Aaa      1,143,424
                   El Salvador Government
                    International Note
    250,000         8.500%, 07/25/11 .....................    NR        268,750
                   Mexico Government International Bond
  1,000,000         8.125%, 12/30/19 .....................  Baa2      1,055,000
                   Province of Ontario Canada Note
    500,000         5.125%, 07/17/12 .....................   Aa2        535,026
                   Province of Quebec
    500,000         7.000%, 01/30/07 .....................    A1        575,382
  1,000,000         7.500%, 09/15/29 .....................    A1      1,254,872
                   Republic Of Chile Bond
    250,000         5.625%, 07/23/07 .....................  Baa1        263,755
                                                                   ------------
                   TOTAL FOREIGN GOVERNMENT BONDS                     5,096,209
                                                                   ------------

----------
+As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

76   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

          Statement of Investments - BOND PLUS FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                                            VALUE
 ---------                                                            -----

MORTGAGE BACKED SECURITIES--30.45%
                   Federal Home Loan Mortgage Corp Gold (FGLMC)
 $  385,844         7.000%, 09/01/10 ............................. $    411,218
    830,312         6.500%, 12/01/16 .............................      878,060
  1,128,628         7.000%, 10/01/20 .............................    1,196,126
  3,410,427         6.500%, 01/01/29 .............................    3,556,340
    296,878         8.000%, 01/01/31 .............................      318,375
  1,407,160         7.000%, 12/01/31 .............................    1,479,006
  4,959,117         7.000%, 07/01/32 .............................    5,212,335
 11,444,683         6.500%, 08/01/32 .............................   11,926,642
                   Federal National Mortgage Association (FNMA)
    655,740         6.000%, 12/01/08 .............................      693,857
  2,175,390       d 6.500%, 10/01/16 .............................    2,299,956
    885,147         6.500%, 11/01/16 .............................      935,832
  1,000,000     d,h 6.000%, 01/25/17 .............................    1,045,000
  1,239,641         6.000%, 11/01/17 .............................    1,297,197
  6,000,000     d,h 5.000%, 01/25/18 .............................    6,144,372
 14,000,000     d,h 5.500%, 01/25/18 .............................   14,503,132
  1,523,218         6.000%, 01/01/19 .............................    1,592,119
    558,272         8.000%, 03/01/23 .............................      609,148
    150,462         9.000%, 11/01/25 .............................      166,916
    113,761         9.000%, 10/01/26 .............................      125,547
    242,326         7.500%, 01/01/29 .............................      258,580
 11,000,000     d,h 6.000%, 01/25/32 .............................   11,367,818
 11,000,000       d 6.500%, 01/25/32 .............................   11,450,318
  4,869,729       d 7.000%, 07/01/32 .............................    5,122,025
  1,955,693         6.500%, 10/01/32 .............................    2,037,199
                   Government National Mortgage Association (GNMA)
    351,531         6.500%, 09/15/23 .............................      371,871
    514,311         7.500%, 11/15/23 .............................      552,860
    226,359         7.500%, 08/15/28 .............................      241,704
  1,096,206         6.500%, 10/15/28 .............................    1,152,318
  1,032,194         6.500%, 12/15/28 .............................    1,085,029
  1,123,845         6.500%, 03/15/29 .............................    1,181,006
  1,145,098         8.500%, 10/20/30 .............................    1,238,596
    268,063         7.000%, 06/20/31 .............................      282,412
  6,000,000     d,h 7.000%, 01/15/32 .............................    6,356,250
  6,000,000     d,h 6.000%, 01/15/33 .............................    6,240,000
  3,000,000     d,h 7.500%, 01/15/33 .............................    3,199,686
  1,000,000     d,h 8.000%, 01/15/33 .............................    1,078,750
  2,000,000     d,h 6.000%, 01/20/33 .............................    2,081,876
  3,000,000     d,h 7.000%, 01/20/33 .............................    3,179,064
                                                                   ------------
                   TOTAL MORTGAGE BACKED SECURITIES                 112,868,540
                                                                   ------------
U.S.                TREASURY SECURITIES--32.83% U.S. Treasury Bond
 12,750,000         10.000%, 05/15/10 ............................   15,114,359
  2,000,000         5.250%, 11/15/28 .............................    2,087,260
  4,000,000         5.250%, 02/15/29 .............................    4,177,160
  4,800,000         6.250%, 05/15/30 .............................    5,741,232
    120,000         5.375%, 02/15/31 .............................      130,763
                   U.S. Treasury Note
 15,000,000         6.750%, 05/15/05 .............................   16,726,200
 48,990,375       k 3.375%, 01/15/07 .............................   53,055,057
     50,000         3.250%, 08/15/07 .............................       51,243
  3,250,000         3.000%, 11/15/07 .............................    3,289,101
    900,000         6.000%, 08/15/09 .............................    1,046,376
    335,000         4.375%, 08/15/12 .............................      350,236
  1,120,000         4.000%, 11/15/12 .............................    1,135,838


 PRINCIPAL
  SHARES                                                              VALUE
 ---------                                                            -----
                   United States Treasury Strip
$33,000,000         0.000%, 02/15/15 ............................. $ 18,790,563
                                                                   ------------
                   TOTAL U.S. TREASURY SECURITIES ................  121,695,388
                                                                   ------------
                   TOTAL GOVERNMENT BONDS
                    (Cost $237,016,419) ..........................  242,915,887
                                                                   ------------
                   TOTAL BONDS
                    (Cost $336,420,637) ..........................  348,900,068
TIAA-CREF MUTUAL FUND--0.68%
    308,992        TIAA-CREF High-Yield Bond Fund ................    2,533,738
                                                                   ------------
                   TOTAL TIAA-CREF MUTUAL FUND
                    (Cost $2,925,149) ............................    2,533,738
                                                                   ------------
SHORT TERM INVESTMENTS--22.14%
 COMMERCIAL PAPER--3.80%
                   American Honda Finance Corp
  2,490,000        d1.310%, 01/09/03 .............................    2,489,153
                   Ciesco LP
  4,200,000      c,d1.330%, 01/22/03 .............................    4,196,612
                   Delaware Funding Corp
  5,000,000        c1.350%, 01/15/03 .............................    4,997,250
                   Pharmacia Corp
  2,400,000        c1.320%, 01/17/03 .............................    2,398,504
                                                                   ------------
                   TOTAL COMMERCIAL PAPER ........................   14,081,519
                                                                   ------------
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--18.34%
                   Federal Home Loan Mortgage Corp (FHLMC)
  8,000,000         1.180%, 01/02/03 .............................    7,999,484
  3,860,000       d 1.645%, 01/02/03 .............................    3,859,751
  7,000,000       d 1.740%, 01/03/03 .............................    6,999,323
 23,312,000       d 1.240%, 01/07/03 .............................   23,306,734
 13,105,000       d 1.735%, 01/08/03 .............................   13,101,476
                   Federal National Mortgage Association (FNMA)
 12,710,000       d 1.280%, 01/06/03 .............................   12,707,543
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND
                    AGENCIES DISCOUNT NOTES                          67,974,311
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENTS
                    (Cost $82,055,830)                               82,055,830
                                                                   ------------
                   TOTAL PORTFOLIO--116.95%
                    (Cost $421,401,616)                             433,489,636
                   OTHER ASSETS & LIABILITIES, NET--(16.95%)        (62,835,330)
                                                                   ------------
                   NET ASSETS--100.00%                             $370,654,306
                                                                   ============

----------

c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended

d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts

h  These securities were purchased on a delayed delivery basis

k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index

At December 31, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $421,557,304. Net unrealized appreciation of portfolio investments aggregated $11,932,332, of which $12,440,483 related to appreciated portfolio investments and $508,151 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   77

        Statement of Investments - MONEY MARKET FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                                            VALUE
 ---------                                                            -----

SHORT TERM INVESTMENTS--100.12%
 CERTIFICATES OF DEPOSIT--2.04%
                   Bank Of Nova Scotia
$ 6,000,000         1.320%, 02/12/03 ............................. $  6,000,000
  4,000,000         1.710%, 01/02/03 .............................    4,000,000
                   Canadian Imperial Bank Of Commerce
  4,200,000         1.310%, 02/28/03 .............................    4,200,000
                                                                   ------------
                   TOTAL CERTIFICATES OF DEPOSIT                     14,200,000
                                                                   ------------
 COMMERCIAL PAPER--88.88%
                   Abbott Laboratories
  5,000,000       c 1.300%, 01/28/03 .............................    4,995,195
 10,000,000       c 1.300%, 02/04/03 .............................    9,987,722
                   ABN Amro North America Finance, Inc
  1,500,000         1.320%, 01/21/03 .............................    1,498,900
  1,100,000         1.350%, 02/10/03 .............................    1,098,350
  3,600,000         1.320%, 02/28/03 .............................    3,592,344
 10,000,000         1.740%, 03/17/03 .............................    9,963,988
                   American Express Credit Corp
  5,000,000         1.340%, 01/31/03 .............................    4,994,417
                   American Honda Finance Corp
  5,000,000       c 1.510%, 01/24/03 .............................    4,995,176
  3,000,000         1.330%, 01/28/03 .............................    2,997,008
  2,500,000         1.330%, 01/30/03 .............................    2,497,322
  3,245,000         1.320%, 02/12/03 .............................    3,240,003
 10,225,000         1.300%, 02/26/03 .............................   10,204,323
                   Asset Securitization Coop Corp
  5,000,000       c 1.330%, 01/06/03 .............................    4,999,076
  6,000,000       c 1.310%, 01/08/03 .............................    5,997,912
 10,000,000       c 1.330%, 01/13/03 .............................    9,995,533
                   Bank Of Nova Scotia
  4,000,000         1.760%, 01/21/03 .............................    3,996,089
                   Barclays U.S. Funding Corp
  7,525,000         1.320%, 01/28/03 .............................    7,517,550
  7,020,000         1.340%, 03/04/03 .............................    7,003,799
                   Beta Finance, Inc
  4,000,000       c 1.330%, 02/12/03 .............................    3,993,793
  1,200,000       c 1.330%, 02/18/03 .............................    1,197,184
                   Canadian Imperial Holdings, Inc
  8,000,000         1.350%, 03/03/03 .............................    7,981,700
                   Canadian Wheat Board (The)
    288,000         1.700%, 01/06/03 .............................      287,932
  2,180,000         1.740%, 01/23/03 .............................    2,177,682
  3,955,000         1.300%, 01/31/03 .............................    3,950,715
  8,500,000         1.500%, 02/05/03 .............................    8,489,621
 10,000,000         1.290%, 03/20/03 .............................    9,972,267
                   Cargill, Inc
  4,000,000       c 1.740%, 01/16/03 .............................    3,997,100
                   CC (USA), Inc
  5,000,000       c 1.760%, 01/15/03 .............................    4,996,578
    500,000       c 1.800%, 01/22/03 .............................      499,475
  7,000,000       c 1.350%, 03/17/03 .............................    6,974,772
 12,500,000       c 1.790%, 04/23/03 .............................   12,430,389
                   Ciesco LP
  3,940,000       c 1.500%, 01/08/03 .............................    3,938,851
  4,825,000         1.330%, 01/22/03 .............................    4,821,246
                   Citicorp, Inc
  5,850,000         1.770%, 01/17/03 .............................    5,845,398
 15,000,000         1.330%, 01/27/03 .............................   14,985,592
                   Coca-Cola Co
  4,200,000       c 1.720%, 01/09/03 .............................    4,198,395
                   Corporate Asset Funding Corp, Inc
  6,220,000       c 1.340%, 01/22/03 .............................    6,215,174
  5,000,000       c 1.330%, 01/30/03 .............................    4,994,750
  8,000,000       c 1.330%, 02/06/03 .............................    7,989,360
                   Delaware Funding Corp
  5,000,000       c 1.350%, 01/08/03 .............................    4,998,688
                   Edison Asset Securitization LLC
  2,700,000       c 1.740%, 01/16/03 .............................    2,698,043
  4,000,000       c 1.330%, 01/21/03 .............................    3,997,044
  5,800,000       c 1.750%, 01/22/03 .............................    5,794,079
  5,000,000       c 1.320%, 03/13/03 .............................    4,986,983
                   Enterprise Funding Corp
  5,000,000       c 1.710%, 01/09/03 .............................    4,998,100
 10,000,000       c 1.330%, 02/19/03 .............................    9,981,761
                   Fcar Owner Trust I
  5,000,000         1.370%, 01/07/03 .............................    4,998,858
  5,000,000         1.370%, 01/09/03 .............................    4,998,478
  5,000,000         1.780%, 01/23/03 .............................    4,994,653
 10,000,000         1.760%, 01/24/03 .............................    9,988,756
 10,000,000         1.760%, 02/21/03 .............................    9,975,067
                   Fortune Brands, Inc
  7,040,000       c 1.320%, 01/14/03 .............................    7,036,619
                   General Electric Capital Corp
 10,000,000         1.770%, 01/03/03 .............................    9,999,029
  7,530,000         1.320%, 02/04/03 .............................    7,520,613
                   Gillette Co
  5,000,000       c 1.650%, 02/07/03 .............................    4,991,521
                   Govco, Inc
  4,800,000       c 1.680%, 01/06/03 .............................    4,798,880
  5,000,000       c 1.320%, 01/16/03 .............................    4,997,250
  5,100,000       c 1.330%, 02/06/03 .............................    5,093,217
 10,000,000       c 1.330%, 02/10/03 .............................    9,985,222
                   Greyhawk Funding LLC
  5,000,000       c 1.540%, 01/06/03 .............................    4,998,771
  5,000,000       c 1.320%, 01/07/03 .............................    4,998,900
  4,350,000       c 1.330%, 01/13/03 .............................    4,348,072
 10,460,000       c 1.330%, 02/11/03 .............................   10,444,156
                   Home Depot Funding Corp
  1,000,000       c 1.500%, 05/06/03 .............................      994,792
 10,000,000       c 1.370%, 05/20/03 .............................    9,947,103
                   International Business Machines Corp
  9,450,000         1.760%, 05/07/03 .............................    9,391,788
                   Johnson & Johnson
  9,355,000       c 1.730%, 01/10/03 .............................    9,350,952
  4,605,000       c 1.280%, 06/04/03 .............................    4,579,785
                   Kitty Hawk Funding Corp
  5,615,000       c 1.370%, 01/15/03 .............................    5,612,052
  6,900,000       c 1.360%, 01/29/03 .............................    6,892,701
                   Links Finance LLC
 10,330,000       c 1.370%, 02/25/03 .............................   10,308,600
                   McGraw-Hill Cos,Inc
  5,000,000         1.320%, 06/18/03 .............................    4,969,377
  1,100,000         1.320%, 06/27/03 .............................    1,092,861
                   Moriarty LLC
  8,500,000       c 1.740%, 01/15/03 .............................    8,494,248
  2,960,000       c 1.360%, 02/10/03 .............................    2,955,527
  2,400,000       c 1.800%, 03/28/03 .............................    2,389,680
                   Paccar Financial Corp
  3,500,000         1.670%, 01/13/03 .............................    3,497,982
  5,000,000         1.740%, 01/16/03 .............................    4,996,375
  3,970,000         1.280%, 02/11/03 .............................    3,964,213
  3,800,000         1.320%, 03/14/03 .............................    3,790,092
                   Park Avenue Receivables Corp
  5,000,000       c 1.770%, 01/03/03 .............................    4,999,508
  3,500,000       c 1.340%, 01/29/03 .............................    3,496,352
  4,975,000       c 1.340%, 01/30/03 .............................    4,969,623
  8,650,000       c 1.360%, 02/11/03 .............................    8,636,602



                       SEE NOTES TO FINANCIAL STATEMENTS

78   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - MONEY MARKET FUND - December 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL                                                            VALUE
 ---------                                                            -----

COMMERCIAL PAPER--(Continued)
                   Pfizer, Inc
$ 3,500,000       c 1.280%, 01/15/03 ............................. $  3,498,258
  5,500,000       c 1.310%, 01/29/03 .............................    5,494,396
 10,000,000       c 1.270%, 02/03/03 .............................    9,988,358
  6,000,000       c 1.310%, 02/18/03 .............................    5,989,520
                   Preferred Receivables Funding Corp
  7,795,000       c 1.330%, 01/14/03 .............................    7,791,256
  1,010,000       c 1.340%, 01/22/03 .............................    1,009,211
                   Proctor & Gamble Co
 13,725,000       c 1.310%, 02/05/03 .............................   13,707,520
                   Receivables Capital Corp
  7,000,000         1.350%, 01/17/03 .............................    6,995,940
    887,000       c 1.370%, 02/14/03 .............................      885,594
  2,318,000       c 1.340%, 03/17/03 .............................    2,311,529
  6,661,000       c 1.750%, 03/20/03 .............................    6,635,744
                   Salomon Smith Barney Holdings, Inc
  4,800,000         1.330%, 02/13/03 .............................    4,792,375
                   SBC International, Inc
  2,900,000       c 1.350%, 01/24/03 .............................    2,897,517
                   Sigma Finance, Inc
    310,000       c 1.600%, 01/14/03 .............................      309,821
  1,000,000       c 1.610%, 02/10/03 .............................      998,211
    465,000       c 1.800%, 03/07/03 .............................      463,489
  2,075,000       c 1.350%, 03/17/03 .............................    2,069,164
  6,910,000       c 1.340%, 06/03/03 .............................    6,870,566
                   Societe Generale North America, Inc
  9,000,000         1.310%, 02/13/03 .............................    8,985,918
  2,735,000         1.310%, 02/27/03 .............................    2,729,327
                   Toronto Dominion Holdings (U.S.)
  9,000,000         1.310%, 02/14/03 .............................    8,985,590
                   UBS Finance, (Delaware), Inc
  9,200,000         1.340%, 02/19/03 .............................    9,183,710
  8,000,000         1.340%, 03/03/03 .............................    7,982,040
    200,000         1.370%, 03/13/03 .............................      199,466
    950,000         1.330%, 03/26/03 .............................      947,052
    800,000         1.320%, 04/04/03 .............................      797,290
                   Variable Funding Capital Corp
  5,000,000       c 1.380%, 01/14/03 .............................    4,997,563
  5,000,000       c 1.340%, 02/06/03 .............................    4,993,420
                                                                   ------------
                   TOTAL COMMERCIAL PAPER                           618,975,499
                                                                   ------------

 U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--5.92%
                   Federal Home Loan Bank (FHLB)
    929,000         1.270%, 05/15/03 .............................      924,608
                   Federal Home Loan Mortgage Corp (FHLMC)
  3,900,000         1.645%, 01/02/03 .............................    3,899,791
  5,000,000         1.240%, 01/30/03 .............................    4,995,006
  5,060,000         1.270%, 03/27/03 .............................    5,027,145
  1,800,000         1.290%, 04/14/03 .............................    1,793,357
  3,275,000         2.090%, 05/22/03 .............................    3,244,472
    790,000         1.350%, 08/14/03 .............................      781,261
 10,000,000         1.750%, 10/15/03 .............................    9,860,486
                   Federal National Mortgage Association (FNMA)
    354,000         1.275%, 01/15/03 .............................      353,765
  4,565,000         2.500%, 04/04/03 .............................    4,535,344
  2,500,000         2.100%, 05/30/03 .............................    2,478,271
  3,395,000         1.780%, 07/25/03 .............................    3,360,875
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND
                    AGENCIES DISCOUNT NOTES                          41,254,381
                                                                   ------------
 VARIABLE RATE NOTES--3.28%
                   American Express Credit Corp
  4,900,000         1.890%, 12/17/03 .............................    4,903,030
                   Sigma Finance, Inc
 10,000,000         1.870%, 02/18/03 .............................   10,000,000
                   Westdeutsche Landesbank NY
  7,930,000         1.339%, 03/24/03 .............................    7,929,286
                                                                   ------------
                   TOTAL VARIABLE RATE NOTES                         22,832,316
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENTS
                    (Cost $697,262,196)                             697,262,196
                                                                   ------------
                   TOTAL PORTFOLIO--100.12%
                    (Cost $697,262,196)                             697,262,196
                   OTHER ASSETS & LIABILITIES, NET--(0.12%)            (809,808)
                                                                   ------------
                   NET ASSETS--100.00%                             $696,452,388
                                                                   ============

----------
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

At December 31, 2002, the aggregate cost of portfolio investments for federal income taxes purposes was $697,262,196.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   79

[LOGO]
 TIAA
 CREF


--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Shareholders of
  TIAA-CREF Mutual Funds:

The accompanying financial statements of the TIAA-CREF Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting entirely of trustees who are not officers of the TIAA-CREF Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.


                                             /s/ Martin E. Galt, III
                                             --------------------------
                                                 Martin E. Galt, III
                                                 President


                                             /s/ Richard L. Gibbs
                                             --------------------------
                                                 Richard L. Gibbs
                                                 Executive Vice President and
                                                 Principal Accounting Officer






80    TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

--------------------------------------------------------------------------------



                          REPORT OF THE AUDIT COMMITTEE


To the Shareholders of
  TIAA-CREF Mutual Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.


Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member


February 19, 2003





                                  2002 ANNUAL REPORT TIAA-CREF Mutual Funds   81

TIAA-CREF MUTUAL FUNDS
---------------------------------------------------------------------------------------------------------------------------------
December 31, 2002
                                                         INTERNATIONAL            GROWTH            GROWTH &           EQUITY
                                                            EQUITY                EQUITY             INCOME             INDEX
                                                             FUND                  FUND               FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------

ASSETS

   Portfolio investments, at cost                        $260,337,043         $ 548,663,270      $ 547,120,852     $ 186,330,691
   Net unrealized appreciation (depreciation)
      of portfolio investments                            (41,818,217)         (128,361,804)       (50,423,147)      (46,942,821)
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                        218,518,826           420,301,466        496,697,705       139,387,870
   Cash                                                        28,872                    --                 --           278,034
   Receivable from securities transactions                    916,908             4,204,627         17,310,960            27,759
   Receivable for Fund shares sold                                 50                    --             62,632                --
   Dividends and interest receivable                          135,302               433,028          1,825,651           212,352
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                        219,599,958           424,939,121        515,896,948       139,906,015
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued management fee                                      94,716               177,916            198,537            33,702
   Due to custodian                                                --               560,929            171,311                --
   Payable for securities transactions                        676,904             2,292,639         18,684,017                --
   Income distribution payable                                 34,661                 1,231                 --                --
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                       806,281             3,032,715         19,053,865            33,702
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                               $218,793,677         $ 421,906,406      $ 496,843,083     $ 139,872,313
=================================================================================================================================

NET ASSETS CONSIST OF:

   Paid in capital                                       $359,940,153         $ 887,422,533      $ 730,079,782     $ 190,373,213
   Accumulated undistributed (distributions in
      excess of) net investment income                         55,168               233,319            116,543            45,554
   Accumulated undistributed net realized
      gain (loss) on total investments                    (99,373,311)         (337,387,642)      (182,933,493)       (3,603,633)
   Accumulated net unrealized appreciation
      (depreciation) on total investments                 (41,828,333)         (128,361,804)       (50,419,749)      (46,942,821)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                               $218,793,677         $ 421,906,406      $ 496,843,083     $ 139,872,313
=================================================================================================================================
Outstanding shares of beneficial interest,
   unlimited shares authorized ($.0001 par value)          32,765,643            61,661,944         54,656,845        22,437,334

NET ASSET VALUE PER SHARE                                       $6.68                 $6.84              $9.09             $6.23
=================================================================================================================================



                                               See notes to financial statements


82    TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                                             STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------

  SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND               MONEY
     EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
      FUND               FUND                FUND               FUND               FUND                FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------




 $ 88,717,691        $375,674,866       $109,973,616       $140,649,580       $139,218,098        $421,401,616       $697,262,196

  (21,202,039)        (88,302,980)        (8,719,848)         4,259,232          4,754,651          12,088,020                 --
------------------------------------------------------------------------------------------------------------------------------------
   67,515,652         287,371,886        101,253,768        144,908,812        143,972,749         433,489,636        697,262,196
      142,971                  --            219,087            206,328            514,038             156,296            198,587
      600,000           3,939,779             28,125                 --          3,532,276             206,166                 --
           --                  --             25,000          6,825,638             58,471             153,437                --
       92,701                 699          2,458,936          1,782,772          1,893,669           2,992,697             43,773
------------------------------------------------------------------------------------------------------------------------------------
   68,351,324         291,312,364        103,984,916        153,723,550        149,971,203         436,998,232        697,504,556
------------------------------------------------------------------------------------------------------------------------------------




       17,248                  --             41,311             54,373             53,657             182,061            176,791
           --             136,895                 --                 --                 --                  --                 --
      603,478           3,700,000                 --          4,668,195          3,421,214          66,160,675                 --
           --               2,379              4,137                 --                 --               1,190            875,377
------------------------------------------------------------------------------------------------------------------------------------
      620,726           3,839,274             45,448          4,722,568          3,474,871          66,343,926          1,052,168
------------------------------------------------------------------------------------------------------------------------------------

 $ 67,730,598        $287,473,090       $103,939,468       $149,000,982       $146,496,332        $370,654,306       $696,452,388
====================================================================================================================================




 $ 94,371,913        $376,737,127       $119,748,303       $144,594,812       $141,540,636        $356,518,948       $696,451,992

        9,628               1,019            (12,250)            22,799                 --             169,696                 --

   (5,448,904)           (962,076)        (7,076,737)           124,139            201,045           1,877,642                396

  (21,202,039)        (88,302,980)        (8,719,848)         4,259,232          4,754,651          12,088,020                 --
------------------------------------------------------------------------------------------------------------------------------------

  $67,730,598        $287,473,090       $103,939,468       $149,000,982       $146,496,332        $370,654,306       $696,452,388
====================================================================================================================================

   10,469,957          32,398,366         12,671,818         13,852,524         13,410,634          35,223,000        696,512,131
        $6.47               $8.87              $8.20             $10.76             $10.92              $10.52              $1.00
====================================================================================================================================


See notes to financial statements



                                 2002 ANNUAL REPORT TIAA-CREF Mutual Funds    83

TIAA-CREF MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended December 31, 2002

                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                               $    16,708         $    24,717          $    44,226         $    23,925
  Dividends                                                5,428,798           4,365,634            7,909,690           2,182,982
  Foreign taxes withheld                                    (652,628)             (3,493)             (47,646)               (132)
-----------------------------------------------------------------------------------------------------------------------------------
  Total income                                             4,792,878           4,386,858            7,906,270           2,206,775
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

  Management fees                                          2,146,257           4,320,720            4,555,807             833,457
  Trustee fees and expenses                                    6,116               9,164                8,155               1,000
  Interest                                                     2,523                  --                   --                  --
  Other                                                           --                  --                   --                  --
-----------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                             2,154,896           4,329,884            4,563,962             834,457
  Less expenses waived by the advisor                       (947,469)         (2,015,214)          (2,153,675)           (488,866)
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                           1,207,427           2,314,670            2,410,287             345,591
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    3,585,451           2,072,188            5,495,983           1,861,184
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                (24,437,525)       (148,750,255)         (79,321,393)         (2,030,410)
    Underlying fund distributions                                 --                  --                   --                  --
    Foreign currency transactions                            268,659            (119,608)             202,179                  --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments          (24,168,866)       (148,869,863)         (79,119,214)         (2,030,410)
-----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                (19,637,418)        (44,257,577)         (80,183,453)        (33,210,369)
    Futures transactions                                          --                 518                   --                  --
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies       (3,644)                 --                4,319                  --
-----------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on total investments                (19,641,062)        (44,257,059)         (80,179,134)        (33,210,369)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
      gain (loss) on total investments                   (43,809,928)       (193,126,922)        (159,298,348)        (35,240,779)
-----------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                         $(40,224,477)      $(191,054,734)       $(153,802,365)       $(33,379,595)
===================================================================================================================================


                                               See notes to financial statements


84    TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                                               STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------

  SOCIAL CHOICE       MANAGED        HIGH-YIELD      SHORT-TERM        TAX-EXEMPT           BOND              MONEY
     EQUITY         ALLOCATION          BOND            BOND              BOND              PLUS             MARKET
      FUND             FUND             FUND            FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------



     $    9,763       $    3,886       $9,134,888      $4,810,277       $ 4,786,017       $17,602,776       $13,674,733
      1,118,851        8,103,858           79,063           3,570                --           225,468                --
         (1,810)              --               --              --                --                --                --
--------------------------------------------------------------------------------------------------------------------------
      1,126,804        8,107,744        9,213,951       4,813,847         4,786,017        17,828,244        13,674,733
--------------------------------------------------------------------------------------------------------------------------



        453,403               --          695,279         653,548           701,728         2,186,021         4,778,513
            601               --            1,000             599               700             2,099             6,701
             --               --               --              --                --                --                --
             --               --               --              --                --             6,562                --
--------------------------------------------------------------------------------------------------------------------------
        454,004               --          696,279         654,147           702,428         2,194,682         4,785,214
       (263,928)              --         (365,835)       (341,607)         (372,845)       (1,197,103)       (2,703,682)
--------------------------------------------------------------------------------------------------------------------------
        190,076               --          330,444         312,540           329,583           997,579         2,081,532
--------------------------------------------------------------------------------------------------------------------------
        936,728        8,107,744        8,883,507       4,501,307         4,456,434        16,830,665        11,593,201
--------------------------------------------------------------------------------------------------------------------------





     (4,506,541)        (237,511)      (3,215,555)        709,937         1,851,480         8,484,746            31,677
             --        1,732,854               --              --                --                --                --
             --               --               --              --                --                --                --
--------------------------------------------------------------------------------------------------------------------------
     (4,506,541)       1,495,343       (3,215,555)        709,937         1,851,480         8,484,746            31,677
--------------------------------------------------------------------------------------------------------------------------

    (13,222,086)     (49,595,860)      (4,124,897)      2,856,361         4,201,050         9,029,097                --
             --               --               --              --                --                --                --

             --               --               --              --                --                --                --
--------------------------------------------------------------------------------------------------------------------------

    (13,222,086)     (49,595,860)      (4,124,897)      2,856,361         4,201,050         9,029,097                --
--------------------------------------------------------------------------------------------------------------------------

    (17,728,627)     (48,100,517)      (7,340,452)      3,566,298         6,052,530        17,513,843            31,677
--------------------------------------------------------------------------------------------------------------------------


   $(16,791,899)    $(39,992,773)      $1,543,055      $8,067,605       $10,508,964       $34,344,508       $11,624,878
==========================================================================================================================



See notes to financial statements


                                2002 ANNUAL REPORT  TIAA-CREF Mutual Funds    85

TIAA-CREF MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended December 31, 2002
                                                               INTERNATIONAL      GROWTH            GROWTH &       EQUITY
                                                                  EQUITY          EQUITY             INCOME         INDEX
                                                                   FUND            FUND               FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase (decrease) in net assets
      resulting from operations                                $ (40,224,477)   $(191,054,734)    $(153,802,365)  $(33,379,595)
   Adjustments to reconcile net increase (decrease)
      in net assets resulting from operations to net cash
      provided by (used in) operating activities:
        Purchases of long-term securities                       (191,562,284)    (255,629,090)     (630,108,107)   (84,904,378)
        Proceeds from sales of long-term securities              194,452,807      290,277,347       612,266,047      5,757,174
        Proceeds (purchases) of short-term investments--net          130,497        6,813,775           259,870      1,073,438
        Decrease (increase) in receivables                           260,443           86,529        (1,211,392)      (112,187)
        Increase (decrease) in payables                           (3,889,079)         483,466           143,143         12,733
        Net realized (gain) loss on total investments             24,168,866      148,869,863        79,119,214      2,030,410
        Unrealized (appreciation) depreciation on
          total investments                                       19,641,062       44,257,059        80,179,134     33,210,369
-----------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities             2,977,835       44,104,215       (13,154,456)   (76,312,036)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from Fund shares sold                                171,318,256       62,880,716        79,691,690     54,795,694
   Payments for Fund shares redeemed                            (168,874,462)     (62,399,367)      (72,045,007)    (9,065,215)
   Cash distributions paid                                           (92,944)         (76,830)         (240,840)       (55,977)
   Exchanges among the Funds--net                                 (5,299,813)     (44,528,455)        5,729,631     30,895,671
   Proceeds from the financing
      of dollar roll transactions--net                                    --               --                --             --
   Proceeds from short term borrowings                            25,500,000               --                --             --
   Repayment of short term borrowings                            (25,500,000)              --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) financing activities         (2,948,963)     (44,123,936)       13,135,474     76,570,173
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in cash                                        28,872          (19,721)          (18,982)       258,137

CASH

      Beginning of year                                                   --           19,721            18,982         19,897
-----------------------------------------------------------------------------------------------------------------------------------

      End of year                                              $      28,872      $        --       $        --   $     278,034
-----------------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

   Non-cash financing activities not included above:
      Reinvestment of distributions                            $   3,736,213      $ 2,596,518       $ 5,448,243   $  1,884,703
   Cash paid for interest                                      $       2,523      $        --       $        --   $         --
===================================================================================================================================


                                               See notes to financial statements


86    TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                                                STATEMENTS OF CASH FLOWS
---------------------------------------------------------------------------------------------------------------------------

SOCIAL CHOICE       MANAGED         HIGH-YIELD        SHORT-TERM        TAX-EXEMPT          BOND               MONEY
   EQUITY         ALLOCATION           BOND              BOND              BOND             PLUS              MARKET
    FUND             FUND              FUND              FUND              FUND             FUND               FUND
---------------------------------------------------------------------------------------------------------------------------



 $(16,791,899)    $(39,992,773)      $ 1,543,055      $  8,067,605     $  10,508,964       $ 34,344,508     $ 11,624,878



  (40,613,115)     (44,693,087)      (85,299,190)     (236,568,718)     (353,013,101)      (883,128,293)              --
   19,671,328       32,826,040        65,912,393       156,747,098       282,663,281        779,929,819               --
      771,017       (4,358,885)           77,842         3,069,296         4,729,654         35,032,795       61,711,999
      (37,746)           2,538          (204,677)         (737,006)         (792,545)            45,872        1,677,601
        2,407         (325,000)           14,708            39,145            35,112            109,878          (14,542)
    4,506,541       (1,495,343)        3,215,555          (709,937)       (1,851,480)        (8,484,746)         (31,677)

   13,222,086       49,595,860         4,124,897        (2,856,361)       (4,201,050)        (9,029,097)              --
---------------------------------------------------------------------------------------------------------------------------
  (19,269,381)      (8,440,650)      (10,615,417)      (72,948,878)      (61,921,165)       (51,179,264)      74,968,259
---------------------------------------------------------------------------------------------------------------------------



   24,774,374       46,266,617        95,511,001       107,823,990        81,039,358         91,102,859      421,724,634
   (6,483,761)     (27,297,030)      (81,366,455)      (43,506,599)      (27,722,869)       (30,937,536)    (498,677,335)
      (18,383)        (593,312)       (2,182,114)       (1,141,832)       (1,143,046)        (1,016,747)         775,159
    1,129,310       (9,935,625)       (1,232,842)        9,945,300        10,200,889         (7,589,174)       1,389,839

           --               --                --                --                --           (260,208)              --
           --               --                --                --                --                 --               --
           --               --                --                --                --                 --               --
---------------------------------------------------------------------------------------------------------------------------
   19,401,540        8,440,650        10,729,590        73,120,859        62,374,332         51,299,194      (74,787,703)
---------------------------------------------------------------------------------------------------------------------------
      132,159               --           114,173           171,981           453,167            119,930          180,556



       10,812               --           104,914            34,347            60,871             36,366           18,031
---------------------------------------------------------------------------------------------------------------------------

   $  142,971     $         --       $   219,087       $   206,328       $   514,038       $    156,296     $    198,587
---------------------------------------------------------------------------------------------------------------------------




   $  960,394     $ 10,976,401       $ 6,689,880       $ 4,187,186       $ 4,894,653       $ 21,715,448     $ 11,607,470
   $       --     $         --       $        --       $        --       $        --       $         --     $         --
===========================================================================================================================


See notes to financial statements


                                2002 ANNUAL REPORT  TIAA-CREF Mutual Funds    87

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                INTERNATIONAL EQUITY FUND              GROWTH EQUITY FUND
                                                            --------------------------------     ---------------------------------
                                                            FOR THE YEARS ENDED DECEMBER 31,    FOR THE YEARS ENDED DECEMBER 31,
                                                                  2002             2001             2002            2001
------------------------------------------------------------------------------------------------------------------------------------



CHANGE IN NET ASSETS

OPERATIONS:

   Net investment income                                      $ 3,585,451     $ 2,840,807        $ 2,072,188    $   1,015,995
   Net realized gain (loss) on total investments              (24,168,866)    (65,095,031)      (148,869,863)    (181,128,346)
   Net change in unrealized appreciation
      (depreciation) on total investments                     (19,641,062)     (7,947,285)       (44,257,059)      (7,220,062)
------------------------------------------------------------------------------------------------------------------------------------
      Net decrease from operations                            (40,224,477)    (70,201,509)      (191,054,734)    (187,332,413)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                                  (3,829,301)     (2,251,029)        (2,672,947)              --
   In excess of net investment income                                  --              --                 --               --
   From net realized gain on total investments                         --              --                 --       (3,845,974)
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                      (3,829,301)     (2,251,029)        (2,672,947)      (3,845,974)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

   Subscriptions                                              170,804,301     197,327,062         61,995,163      137,349,351
   Reinvestment of distributions                                3,736,213       2,165,988          2,596,518        3,718,917
   Exchanges among the Funds, net                              (5,299,813)     (8,397,391)       (44,528,455)     (14,770,572)
   Redemptions                                               (165,884,852)   (129,582,596)       (57,598,320)     (67,710,709)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from shareholder transactions       3,355,849      61,513,063        (37,535,094)      58,586,987
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                    (40,697,929)    (10,939,475)      (231,262,775)    (132,591,400)

NET ASSETS

   Beginning of year                                          259,491,606     270,431,081        653,169,181      785,760,581
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                              $ 218,793,677   $ 259,491,606      $ 421,906,406    $ 653,169,181
====================================================================================================================================

CHANGE IN FUND SHARES:

   Shares outstanding, beginning of year                       32,144,549      25,157,263         66,310,854       61,075,230
------------------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                 23,019,278      22,647,490          7,542,300       12,751,872
   Shares issued in reinvestment of distributions                 569,545         271,087            380,721          373,386
   Shares exchanged among the Funds, net                         (702,773)       (911,072)        (5,240,048)      (1,385,610)
   Shares redeemed                                            (22,264,956)    (15,020,219)        (7,331,883)      (6,504,024)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares outstanding                 621,094       6,987,286         (4,648,910)       5,235,624
------------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of year                             32,765,643      32,144,549         61,661,944       66,310,854
====================================================================================================================================


                                               See notes to financial statements


88    TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                              STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------

      GROWTH & INCOME FUND                   EQUITY INDEX FUND
--------------------------------     -----------------------------
FOR THE YEARS ENDED DECEMBER 31,     FOR THE YEARS ENDED DECEMBER
       2002           2001               2002           2001






   $ 5,495,983    $ 5,258,789        $ 1,861,184     $  878,945
   (79,119,214)   (98,188,472)        (2,030,410)    (1,546,730)

   (80,179,134)     1,137,577        (33,210,369)    (7,880,906)
------------------------------------------------------------------
  (153,802,365)   (91,792,106)       (33,379,595)    (8,548,691)
------------------------------------------------------------------



    (5,689,083)    (5,117,606)        (1,940,680)      (738,915)
            --             --                 --             --
            --             --                 --       (122,879)
------------------------------------------------------------------
    (5,689,083)    (5,117,606)        (1,940,680)      (861,794)
------------------------------------------------------------------



    79,008,711    144,343,298         53,760,318     30,009,958
     5,448,243      4,843,580          1,884,703        834,230
     5,729,631     (4,092,143)        30,895,671     11,028,232
   (71,484,138)   (76,509,071)        (9,034,175)    (2,142,731)
------------------------------------------------------------------
    18,702,447     68,585,664         77,506,517     39,729,689
------------------------------------------------------------------
  (140,789,001)   (28,324,048)        42,186,242     30,319,204



   637,632,084    665,956,132         97,686,071     67,366,867
------------------------------------------------------------------
 $ 496,843,083   $637,632,084       $139,872,313    $97,686,071
------------------------------------------------------------------



    52,813,121     47,402,552         12,134,963      7,327,307
------------------------------------------------------------------
     7,447,906     11,541,307          7,470,787      3,641,399
       570,511        403,818            303,495        102,863
       800,008       (352,205)         3,962,483      1,325,981
    (6,974,701)    (6,182,351)        (1,434,394)      (262,587)
------------------------------------------------------------------
     1,843,724      5,410,569         10,302,371      4,807,656
------------------------------------------------------------------
    54,656,845     52,813,121         22,437,334     12,134,963
==================================================================



   SOCIAL CHOICE EQUITY FUND                MANAGED ALLOCATION FUND
 --------------------------------       ----------------------------------
 FOR THE YEARS ENDED DECEMBER 31,       FOR THE YEARS ENDED DECEMBER 31,
    2002             2001                   2002             2001




 $  936,728       $  557,778            $ 8,107,744      $ 8,855,998
 (4,506,541)        (944,591)             1,495,343          430,936

(13,222,086)      (5,772,364)           (49,595,860)     (38,710,220)
--------------------------------------------------------------------------
(16,791,899)      (6,159,177)           (39,992,773)     (29,423,286)
--------------------------------------------------------------------------



   (978,777)        (500,760)           (10,731,220)      (7,962,113)
         --               --                     --               --
         --          (47,638)              (840,872)     (11,106,226)
--------------------------------------------------------------------------
   (978,777)        (548,398)           (11,572,092)     (19,068,339)
--------------------------------------------------------------------------



 24,098,833       34,379,974             45,718,988       62,154,591
    960,394          507,353             10,976,401       18,095,560
  1,129,310          374,553             (9,935,625)     (19,130,281)
 (6,480,060)      (1,573,116)           (26,966,109)     (24,197,979)
--------------------------------------------------------------------------
 19,708,477       33,688,764             19,793,655       36,921,891
--------------------------------------------------------------------------
  1,937,801       26,981,189            (31,771,210)     (11,569,734)



 65,792,797       38,811,608            319,244,300      330,814,034
--------------------------------------------------------------------------
$67,730,598      $65,792,797           $287,473,090     $319,244,300
--------------------------------------------------------------------------



  7,941,687        4,053,959             30,409,789       27,120,315
--------------------------------------------------------------------------
  3,189,095        3,970,147              4,723,313        5,493,078
    149,130           60,833              1,205,814        1,702,506
    175,749           42,669               (931,406)      (1,756,676)
   (985,704)        (185,921)            (3,009,144)      (2,149,434)
--------------------------------------------------------------------------
  2,528,270        3,887,728              1,988,577        3,289,474
--------------------------------------------------------------------------
 10,469,957        7,941,687             32,398,366       30,409,789
==========================================================================


See notes to financial statements

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   89

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                   HIGH-YIELD BOND FUND                 SHORT-TERM BOND FUND
                                                             --------------------------------     ----------------------------------
                                                             FOR THE YEARS ENDED DECEMBER 31,     FOR THE YEARS ENDED DECEMBER 31,
                                                                  2002              2001               2002            2001
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN NET ASSETS

OPERATIONS:

   Net investment income                                      $  8,883,507     $  8,010,319        $  4,501,307     $ 2,537,904
   New realized gain (loss) on total investments                (3,215,555)      (3,197,179)            709,937         748,365
   Net change in unrealized appreciation
      (depreciation) on total investments                       (4,124,897)      (1,538,046)          2,856,361         772,256
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations                               1,543,055        3,275,094           8,067,605       4,058,525
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                                   (8,876,131)      (8,010,319)         (4,479,568)     (2,536,844)
   In excess of net investment income                                  --           (28,464)                --              --
   From net realized gain on total investments                         --               --             (849,260)       (511,542)
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                       (8,876,131)      (8,038,783)         (5,328,828)     (3,048,386)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

   Seed money redemptions by TIAA                              (23,000,000)     (10,000,000)                --      (25,816,453)
   Subscriptions                                                94,895,568       51,194,824         114,260,211      62,744,158
   Reinvestment of distributions                                 6,689,880        6,414,792           4,187,186       2,579,470
   Exchanges among the Funds, net                               (1,232,842)       4,056,627           9,945,300       6,895,663
   Redemptions                                                 (58,296,617)     (18,583,100)        (43,444,049)    (15,938,549)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from shareholder transactions     19,055,989       33,083,143          84,948,648      30,464,289
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                      11,722,913       28,319,454          87,687,425      31,474,428

NET ASSETS

   Beginning of year                                            92,216,555       63,897,101          61,313,557      29,839,129
------------------------------------------------------------------------------------------------------------------------------------

   End of year                                                $103,939,468     $ 92,216,555        $149,000,982    $ 61,313,557
====================================================================================================================================

CHANGE IN FUND SHARES:

   Shares outstanding, beginning of period                      10,320,361        6,791,772           5,853,100       2,917,917
------------------------------------------------------------------------------------------------------------------------------------
   Seed money shares redeemed by TIAA                           (2,617,650)      (1,005,026)                --       (2,450,858)
   Shares sold                                                  11,367,908        5,447,791          10,840,908       5,982,224
   Shares issued in reinvestment of distributions                  747,912          685,823             366,677         246,239
   Shares exchanged among the Funds, net                          (149,437)         405,329             878,441         653,230
   Shares redeemed                                              (6,997,276)      (2,005,328)         (4,086,602)     (1,495,652)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in shares outstanding              2,351,457        3,528,589           7,999,424       2,935,183
------------------------------------------------------------------------------------------------------------------------------------

   Shares outstanding, end of year                              12,671,818       10,320,361          13,852,524       5,853,100
====================================================================================================================================


                                               See notes to financial statements


90   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                            STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------


     TAX-EXEMPT BOND FUND                      BOND PLUS FUND                         MONEY MARKET FUND
--------------------------------     --------------------------------          --------------------------------
FOR THE YEARS ENDED DECEMBER 31,     FOR THE YEARS ENDED DECEMBER 31,          FOR THE YEARS ENDED DECEMBER 31,
     2002            2001                 2002              2001                  2002                2001




  $ 4,456,434    $ 2,543,439          $ 16,830,665     $ 15,583,386            $  11,593,201   $   28,436,632
    1,851,480        683,709             8,484,746        6,961,699                   31,677           84,713

    4,201,050       (862,492)            9,029,097       (1,470,497)                     --               --
----------------------------------------------------------------------------------------------------------------
   10,508,964      2,364,656            34,344,508       21,074,588               11,624,878       28,521,345
----------------------------------------------------------------------------------------------------------------



   (4,464,601)    (2,543,439)          (16,674,580)     (15,583,386)             (11,593,201)     (28,436,632)
           --         (3,483)                  --            (8,016)                     --               --
   (1,573,098)      (869,590)           (6,057,716)      (3,460,572)                 (98,303)             --
----------------------------------------------------------------------------------------------------------------
   (6,037,699)    (3,416,512)          (22,732,296)     (19,051,974)             (11,691,504)     (28,436,632)
----------------------------------------------------------------------------------------------------------------



          --     (17,705,806)                   --               --                       --               --
   80,804,606     66,525,934            90,563,928       64,538,599              417,083,091      589,331,263
    4,894,653      2,627,800            21,715,448       18,023,891               11,607,470       27,864,615
   10,200,889      9,018,310            (7,589,174)      (6,359,026)               1,389,839       21,376,028
  (27,549,414)   (24,667,715)          (30,512,785)     (25,978,579)            (493,829,609)    (490,434,274)
----------------------------------------------------------------------------------------------------------------
   68,350,734     35,798,523            74,177,417       50,224,885              (63,749,209)     148,137,632
----------------------------------------------------------------------------------------------------------------
   72,821,999     34,746,667            85,789,629       52,247,499              (63,815,835)     148,222,345



   73,674,333     38,927,666           284,864,677      232,617,178              760,268,223      612,045,878
----------------------------------------------------------------------------------------------------------------

 $146,496,332   $ 73,674,333          $370,654,306     $284,864,677             $696,452,388    $ 760,268,223
================================================================================================================



    7,100,391      3,721,044            27,982,614       23,046,970              760,201,201      612,063,569
----------------------------------------------------------------------------------------------------------------
          --      (1,673,220)                   --               --                       --               --
    7,582,823      6,244,556             8,855,629        6,265,127              417,635,090      589,331,263
      399,388        248,737             2,047,590        1,758,655               10,643,091       27,864,615
      884,893        847,076              (723,052)        (569,694)                 438,843       21,376,028
   (2,556,861)    (2,287,802)           (2,939,781)      (2,518,444)            (492,406,094)    (490,434,274)
----------------------------------------------------------------------------------------------------------------
    6,310,243      3,379,347             7,240,386        4,935,644              (63,689,070)     148,137,632
----------------------------------------------------------------------------------------------------------------

   13,410,634      7,100,391            35,223,000       27,982,614              696,512,131      760,201,201
================================================================================================================



See notes to financial statements

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   91

TIAA-CREF MUTUAL FUNDS


                                                                                  INTERNATIONAL EQUITY FUND
                                                         ----------------------------------------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
                                                              2002          2001           2000           1999          1998
-------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

    Net asset value, beginning of period                      $8.07        $10.75         $16.08         $10.54         $8.92
-------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
      Net investment income                                    0.11(a)       0.09           0.08           0.11          0.09
      Net realized and unrealized gain (loss)
        on total investments                                  (1.38)        (2.70)         (3.32)          5.77          1.63
-------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment operations               (1.27)        (2.61)         (3.24)          5.88          1.72
-------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
      Net investment income                                   (0.12)        (0.07)         (0.08)         (0.11)        (0.08)
      In excess of net investment income                      --            --             (0.01)         --            (0.02)
      Net realized gains                                      --            --             (2.00)         (0.23)        --
-------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                     (0.12)        (0.07)         (2.09)         (0.34)        (0.10)
-------------------------------------------------------------------------------------------------------------------------------

   Net asset value, end of year                               $6.68         $8.07         $10.75         $16.08        $10.54
===============================================================================================================================

   TOTAL RETURN                                              (15.73)%      (24.29)%       (19.99)%        55.83%        19.27%

   RATIOS AND SUPPLEMENTAL DATA

      Net assets at end of year (in thousands)             $218,794      $259,492       $270,431       $255,819      $118,555
      Ratio of expenses to average net assets
        before expense waiver                                  0.88%         0.99%          0.99%          0.99%         0.99%
      Ratio of expenses to average net assets
        after expense waiver                                   0.49%         0.49%          0.49%          0.49%         0.49%
      Ratio of net investment income to
        average net assets                                     1.47%         1.10%          0.49%          1.03%         1.23%
      Portfolio turnover rate                                 77.61%       113.03%        138.33%         74.16%        27.20%

  (a) Based on average shares outstanding.
===============================================================================================================================



                                               See notes to financial statements

92   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS

                     GROWTH EQUITY FUND                                           GROWTH & INCOME FUND
------------------------------------------------------------    ---------------------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31,                               FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------    ---------------------------------------------------------
    2002        2001         2000        1999        1998         2002       2001        2000         1999        1998
-------------------------------------------------------------------------------------------------------------------------



    $9.85      $12.87       $17.19      $13.65      $10.12       $12.07     $14.05      $15.93       $13.33      $10.32
-------------------------------------------------------------------------------------------------------------------------

     0.03(a)     0.02        --           0.02        0.03         0.10(a)    0.10        0.11         0.11        0.10

    (3.00)      (2.98)       (3.47)       4.47        3.61        (2.98)     (1.98)      (1.27)        3.13        3.04
-------------------------------------------------------------------------------------------------------------------------
    (2.97)      (2.96)       (3.47)       4.49        3.64        (2.88)     (1.88)      (1.16)        3.24        3.14
-------------------------------------------------------------------------------------------------------------------------

    (0.04)      --           --          (0.02)      (0.03)       (0.10)     (0.10)      (0.11)       (0.11)      (0.10)
    --          --           --          --          --           --         --          --           --          --
    --          (0.06)       (0.85)      (0.93)      (0.08)       --         --          (0.61)       (0.53)      (0.03)
-------------------------------------------------------------------------------------------------------------------------
    (0.04)      (0.06)       (0.85)      (0.95)      (0.11)       (0.10)     (0.10)      (0.72)       (0.64)      (0.13)
-------------------------------------------------------------------------------------------------------------------------

    $6.84       $9.85       $12.87      $17.19      $13.65        $9.09     $12.07      $14.05       $15.93      $13.33
=========================================================================================================================

   (30.12)%    (23.02)%     (20.29)%     33.00%      35.97%      (23.86)%   (13.37)%     (7.33)%      24.46%      30.51%



 $421,906    $653,169     $785,761    $696,272    $296,362     $496,843   $637,632    $665,956     $541,718    $232,625

     0.85%       0.95%        0.95%       0.95%       0.95%        0.82%      0.93%       0.93%        0.93%       0.93%

     0.45%       0.45%        0.45%       0.45%       0.45%        0.43%      0.43%       0.43%        0.43%       0.43%

     0.40%       0.15%        0.00%       0.16%       0.37%        0.99%      0.84%       0.72%        0.82%       0.97%
    49.53%      38.39%       42.07%      69.56%      49.91%      112.13%     70.41%      21.41%       39.35%      71.49%


==========================================================================================================================



See notes to financial statements

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   93

TIAA-CREF MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    EQUITY INDEX FUND                 SOCIAL CHOICE EQUITY FUND
                                                        -------------------------------------  ------------------------------------
                                                                             FOR THE PERIOD                         FOR THE PERIOD
                                                             FOR THE          MARCH 1, 2000          FOR THE         MARCH 1, 2000
                                                           YEARS ENDED       (COMMENCEMENT         YEARS ENDED      (COMMENCEMENT
                                                           DECEMBER 31,     OF OPERATIONS) TO      DECEMBER 31,    OF OPERATIONS) TO
                                                        ------------------     DECEMBER 31,    ------------------    DECEMBER 31,
                                                         2002        2001       2000(B)         2002        2001        2000(B)
-----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

   Net asset value, beginning of period                 $8.05       $9.19         $10.00       $8.28      $9.57        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
      Net investment income                              0.10(a)     0.07           0.08        0.10(a)    0.07          0.08
      Net realized and unrealized gain (loss)
        on total investments                            (1.83)      (1.14)         (0.81)      (1.82)     (1.29)        (0.39)
----------------------------------------------------------------------------------------------------------------------- -----------
      Total gain (loss) from
        investment operations                           (1.73)      (1.07)         (0.73)      (1.72)     (1.22)        (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
      Net investment income                             (0.09)      (0.06)         (0.08)      (0.09)     (0.06)        (0.08)
      In excess of net investment income                --          --             --          --         --            --
      Net realized gains                                --          (0.01)         --          --         (0.01)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
      Total distributions                               (0.09)      (0.07)         (0.08)      (0.09)     (0.07)        (0.12)
-----------------------------------------------------------------------------------------------------------------------------------

   Net asset value, end of period                       $6.23       $8.05          $9.19       $6.47      $8.28         $9.57
===================================================================================================================================

   TOTAL RETURN                                        (21.52)%    (11.62)%        (7.32)%    (20.71)%   (12.75)%       (3.14)%

   RATIOS AND SUPPLEMENTAL DATA

      Net assets at end of period (in thousands)     $139,872     $97,686        $67,367     $67,731    $65,793       $38,812
      Ratio of expenses to average net assets
        before expense waiver                            0.63%       0.76%          0.64%       0.65%      0.77%         0.65%
      Ratio of expenses to average net assets
        after expense waiver                             0.26%       0.26%          0.22%       0.27%      0.27%        0.23%
      Ratio of net investment income to
        average net assets                               1.40%       1.12%          0.87%       1.33%      1.09%        0.88%
      Portfolio turnover rate                            4.41%       6.06%          5.70%      29.15%      5.96%        2.34%

   (a) Based on average shares outstanding.
   (b) The percentages shown for this period are not annualized.
===================================================================================================================================



                                               See notes to financial statements

98   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

                           MANAGED ALLOCATION FUND                                           HIGH-YIELD BOND FUND
----------------------------------------------------------------------------     ---------------------------------------------
                                                                                                             FOR THE PERIOD
                                   FOR THE                                                FOR THE             MARCH 1, 2000
                                 YEARS ENDED                                            YEARS ENDED           (COMMENCEMENT
                                DECEMBER 31,                                           DECEMBER 31,         OF OPERATIONS) TO
----------------------------------------------------------------------------      ------------------------    DECEMBER 31,
   2002           2001            2000            1999            1998             2002            2001          2000(B)
------------------------------------------------------------------------------------------------------------------------------


     $10.50          $12.20          $13.59          $11.79          $10.01           $8.94           $9.41          $10.00
------------------------------------------------------------------------------------------------------------------------------

       0.26(a)         0.37            0.37            0.38            0.34            0.78(a)         0.93            0.78

      (1.52)          (1.41)          (1.03)           1.85            1.76           (0.75)          (0.47)          (0.59)
------------------------------------------------------------------------------------------------------------------------------

      (1.26)          (1.04)          (0.66)           2.23            2.10            0.03            0.46            0.19
------------------------------------------------------------------------------------------------------------------------------

      (0.34)          (0.28)          (0.37)          (0.38)          (0.32)          (0.77)          (0.93)          (0.78)
       --              --              --              --              --              --              --              --
      (0.03)          (0.38)          (0.36)          (0.05)           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
      (0.37)          (0.66)          (0.73)          (0.43)          (0.32)          (0.77)          (0.93)          (0.78)
------------------------------------------------------------------------------------------------------------------------------

      $8.87          $10.50          $12.20          $13.59          $11.79           $8.20           $8.94           $9.41
==============================================================================================================================


     (12.09)%         (8.52)%         (4.99)%         19.20%          21.24%           0.46%           4.89%           1.91%



   $287,473        $319,244        $330,814        $244,372        $162,867        $103,939         $92,217         $63,897

       0.00%           0.00%           0.00%           0.00%           0.00%           0.72%           0.84%           0.70%

       0.00%           0.00%           0.00%           0.00%           0.00%           0.34%           0.34%           0.29%

       2.68%           3.34%           2.87%           2.70%           2.80%           9.17%           9.97%           8.05%
      11.93%           2.97%           0.71%           3.90%           4.78%          74.43%          75.44%          36.99%

==============================================================================================================================


                  SHORT-TERM BOND FUND
      ---------------------------------------------
                                  FOR THE PERIOD
              FOR THE              MARCH 1, 2000
           YEARS ENDED             (COMMENCEMENT
           DECEMBER 31,          OF OPERATIONS) TO
      ----------------------        DECEMBER 31,
       2002            2001           2000(B)
---------------------------------------------------




      $10.48          $10.23          $10.00
---------------------------------------------------

        0.46(a)         0.57            0.54

        0.33            0.34            0.29
---------------------------------------------------

        0.79            0.91            0.83
---------------------------------------------------

       (0.45)          (0.57)          (0.54)
       --              --              (0.01)
       (0.06)          (0.09)          (0.05)
---------------------------------------------------
       (0.51)          (0.66)          (0.60)
---------------------------------------------------

      $10.76          $10.48          $10.23
===================================================


        7.81%           9.10%           8.51%



    $149,001         $61,314         $29,839

        0.63%           0.80%           0.67%

        0.30%           0.30%           0.25%

        4.32%           5.36%           5.45%
      157.26%         132.21%         387.42%

===================================================



See notes to financial statements

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   95

TIAA-CREF MUTUAL FUNDS
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          TAX-EXEMPT BOND FUND
                                                                         ------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                 MARCH 1, 2000
                                                                                                                  (COMMENCE-
                                                                                                                    MENT OF
                                                                          FOR THE YEARS ENDED DECEMBER 31,       OPERATIONS) TO
                                                                         ----------------------------------        DECEMBER 31,
                                                                              2002              2001                2000(B)
-------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

   Net asset value, beginning of period                                      $10.38            $10.46               $10.00
-------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
      Net investment income                                                    0.44(a)           0.47                 0.42
      Net realized and unrealized gain (loss) on total investments             0.65              0.04                 0.50
-------------------------------------------------------------------------------------------------------------------------------
      Total gain (loss) from investment operations                             1.09              0.51                 0.92
-------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
      Net investment income                                                   (0.43)            (0.47)               (0.42)
      In excess of net investment income                                      --                --                   --
      Net realized gains                                                      (0.12)            (0.12)               (0.04)
-------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                     (0.55)            (0.59)               (0.46)
-------------------------------------------------------------------------------------------------------------------------------

   Net asset value, end of period                                            $10.92            $10.38               $10.46
===============================================================================================================================

TOTAL RETURN                                                                  10.70%             5.00%                9.38%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)                              $146,496           $73,674              $38,928
   Ratio of expenses to average net assets before expense waiver               0.64%             0.80%                0.67%
   Ratio of expenses to average net assets after expense waiver                0.30%             0.30%                0.25%
   Ratio of net investment income to average net assets                        4.06%             4.48%                4.27%
   Portfolio turnover rate                                                   264.02%           298.08%              136.41%



(a) Based on average shares outstanding.
(b) The percentages shown for this period are not annualized.
(c) During 2000, the Bond PLUS Fund began structuring dollar roll transactions as financing transactions (see note 1). Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions the portfolio turnover rate for the year ended December 31, 2000 would have been 472.03%.



                                               See notes to financial statements

96   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                                                         FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

                        BOND PLUS FUND                                                 MONEY MARKET FUND
--------------------------------------------------------------   --------------------------------------------------------------




                FOR THE YEARS ENDED DECEMBER 31,                                FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------   --------------------------------------------------------------
     2002       2001         2000         1999        1998           2002        2001       2000         1999        1998
-------------------------------------------------------------------------------------------------------------------------------



   $10.18      $10.09        $9.63       $10.30       $10.09        $1.00       $1.00       $1.00       $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------

     0.53(a)     0.59         0.62         0.56         0.56         0.02(a)     0.04        0.06        0.05         0.05
     0.51        0.22         0.46        (0.66)        0.32          --          --          --          --           --
-------------------------------------------------------------------------------------------------------------------------------
     1.04        0.81         1.08        (0.10)        0.88         0.02        0.04        0.06        0.05         0.05
-------------------------------------------------------------------------------------------------------------------------------

    (0.52)      (0.59)       (0.62)       (0.56)       (0.56)       (0.02)      (0.04)      (0.06)      (0.05)       (0.05)
      --          --           --         (0.01)         --           --          --          --          --           --
    (0.18)      (0.13)         --           --         (0.11)         --          --          --          --           --
-------------------------------------------------------------------------------------------------------------------------------
    (0.70)      (0.72)       (0.62)       (0.57)       (0.67)       (0.02)      (0.04)      (0.06)      (0.05)       (0.05)
-------------------------------------------------------------------------------------------------------------------------------

   $10.52      $10.18       $10.09        $9.63       $10.30        $1.00       $1.00       $1.00       $1.00        $1.00
===============================================================================================================================

    10.50%       8.14%       11.68%       (1.01)%       8.94%        1.64%       4.08%       6.33%       5.05%        5.45%



 $370,654    $284,865     $232,617     $204,346     $155,034     $696,452    $760,268    $612,046    $394,965     $225,187
     0.67%       0.80%        0.80%        0.80%        0.80%        0.67%       0.79%       0.79%       0.79%        0.79%
     0.30%       0.30%        0.30%        0.30%        0.30%        0.29%       0.29%       0.29%       0.29%        0.29%
     5.10%       5.72%        6.41%        5.75%        5.66%        1.62%       3.94%       6.18%       4.97%        5.28%
   243.70%     233.89%      313.29%(c)   652.82%      531.92%       n/a         n/a         n/a         n/a          n/a


===============================================================================================================================



See notes to financial statements

                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   97

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end diversified management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond PLUS and Money Market Funds commenced operations on July 17, 1997 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At December 31, 2002, TIAA had remaining seed money investments in the International Equity, Equity Index, Social Choice Equity and High-Yield Bond Funds of $26,094,410, $32,143,728, $16,751,966, and $12,714,419, respectively. In addition, at
December 31, 2002, TIAA had additional investments in the Social Choice Equity and Short-Term Bond Funds of $14,467,249 and $17,682,270, respectively. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. The Managed Allocation Fund values its investments in the underlying funds at the net asset values of such funds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond PLUS Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.



98   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, for the Bond PLUS, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other code requirements. At December 31, 2002, the following Funds had capital loss carryovers which will begin to expire in 2008 and capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following year:

                               CAPITAL LOSS CARRYOVERS    POST-OCTOBER LOSSES
                               -----------------------    -------------------
  International Equity Fund          $ 83,114,507            $ 4,276,612
  Growth Equity Fund                  277,040,411             39,723,688
  Growth & Income Fund                105,526,731             47,899,965
  Equity Index Fund                     2,554,085                 32,168
  Social Choice Equity Fund             4,817,769                     --
  Managed Allocation Fund                      --                725,737
  High-Yield Bond Fund                  6,852,165                     --







                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   99

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 2. MANAGEMENT AGREEMENT

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, and a registered investment advisor, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management and administration of the Funds' net assets, based on the average daily net assets of each Fund. Through September 30, 2002, Advisors waived its right to receive a portion of its fee from each Fund as indicated below. Effective October 1, 2002, the wavier was eliminated and the investment management fee was lowered to the amount that was previously the net fee. As a result, for the periods indicated, Advisors received the following annual percentages of each Fund's average daily net assets:

                                                                        EFFECTIVE
                              EFFECTIVE THROUGH SEPTEMBER 30, 2002    OCTOBER 1, 2002
                            ---------------------------------------   ---------------
                                                       INVESTMENT
                              INVESTMENT             MANAGEMENT FEE     INVESTMENT
                            MANAGEMENT FEE   WAIVER   AFTER WAIVER    MANAGEMENT FEE
                            --------------   ------  --------------   --------------
International Equity Fund        0.99%        0.50%       0.49%            0.49%
Growth Equity Fund               0.95%        0.50%       0.45%            0.45%
Growth & Income Fund             0.93%        0.50%       0.43%            0.43%
Equity Index Fund                0.76%        0.50%       0.26%            0.26%
Social Choice Equity Fund        0.77%        0.50%       0.27%            0.27%
Managed Allocation Fund          0.00%        0.00%       0.00%            0.00%
High-Yield Bond Fund             0.84%        0.50%       0.34%            0.34%
Short-Term Bond Fund             0.80%        0.50%       0.30%            0.30%
Tax-Exempt Bond Fund             0.80%        0.50%       0.30%            0.30%
Bond PLUS Fund                   0.80%        0.50%       0.30%            0.30%
Money Market Fund                0.79%        0.50%       0.29%            0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.


The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

NOTE 3. INVESTMENTS

The following is information about the holdings of the Managed Allocation Fund in the other Funds as of December 31, 2002.

                                  NUMBER OF SHARES    PERCENT OF TOTAL SHARES
                                    HELD IN FUND      OUTSTANDING IN THE FUND
                                  ----------------    -----------------------
     International Equity Fund       3,110,242                 9.49%
     Growth Equity Fund              8,421,478                13.66%
     Growth & Income Fund           10,067,507                18.42%
     High-Yield Bond Fund            1,101,704                 8.69%
     Short-Term Bond Fund              347,133                 2.51%
     Bond PLUS Fund                  9,938,386                28.22%
     Money Market Fund                 157,974                 0.02%

The Bond PLUS Fund owns 308,992 shares of the High-Yield Bond Fund representing 0.88% of its total outstanding shares and the Equity Index Fund owns 374,042 shares of the Equity Index Fund of the TIAA-CREF Institutional Mutual Funds representing 0.26% of its total shares outstanding.





100   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the year ended December 31, 2002 were as follows:

                              NON-GOVERNMENT      GOVERNMENT   NON-GOVERNMENT      GOVERNMENT
                                 PURCHASES        PURCHASES        SALES             SALES
                              --------------    ------------   --------------    ------------
International Equity Fund     $ 191,314,864     $         --     $189,238,154    $         --
Growth Equity Fund              251,235,619        2,939,188      292,904,187         391,949
Growth & Income Fund            641,309,289        2,567,615      623,934,762         738,461
Equity Index Fund                83,802,818          695,089        5,748,951          35,970
Social Choice Equity Fund        40,467,563               --       20,271,328              --
Managed Allocation Fund          48,390,590               --       36,001,819              --
High-Yield Bond Fund             85,299,190               --       65,881,904         110,864
Short-Term Bond Fund             75,003,482      166,233,431       46,076,054     109,671,044
Tax-Exempt Bond Fund            335,041,062               --      284,800,904              --
Bond PLUS Fund                  145,504,401      734,714,559      134,432,169     645,703,816

NOTE 4. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.


NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the years ended December 31, 2002 and 2001 were as follows:

                                                 2002                                         2001
                                ---------------------------------------    ------------------------------------------
                                               LONG-TERM                                  LONG-TERM
                                 ORDINARY       CAPITAL                      ORDINARY       CAPITAL
                                  INCOME         GAIN          TOTAL          INCOME         GAIN            TOTAL
                                ----------    ----------    -----------    -----------    -----------     -----------
International Equity Fund       $3,829,301    $       --    $ 3,829,301    $ 2,251,029    $        --     $ 2,251,029
Growth Equity Fund               2,672,947            --      2,672,947             --      3,845,974       3,845,974
Growth & Income Fund             5,689,083            --      5,689,083      5,117,606             --       5,117,606
Equity Index Fund                1,940,680            --      1,940,680        857,919          3,875         861,794
Social Choice Equity Fund          978,777            --        978,777        547,560            838         548,398
Managed Allocation Fund         10,731,220       840,872     11,572,092      7,962,113     11,106,226      19,068,339
High-Yield Bond Fund             8,876,131            --      8,876,131      8,038,783             --       8,038,783
Short-Term Bond Fund             4,629,367       699,461      5,328,828      2,862,441        185,945       3,048,386
Tax-Exempt Bond Fund(1)          5,364,360       673,339      6,037,699      3,151,356        265,156       3,416,512
Bond PLUS Fund                  19,769,991     2,962,305     22,732,296     17,800,619      1,251,355      19,051,974
Money Market Fund               11,691,504            --     11,691,504     28,436,632             --      28,436,632


----------
(1) Includes ordinary income which will not be taxable for federal income tax purposes for 2002 and 2001 of $4,463,303 and $2,532,040, respectively.





                                2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   101

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)


NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS (CONCLUDED)

As of December 31, 2002, the components of distributable earnings, on a tax basis, were as follows:

                              UNDISTRIBUTED     UNDISTRIBUTED        UNREALIZED
                                 ORDINARY         LONG-TERM         APPRECIATION
                                 INCOME         CAPITAL GAIN      (DEPRECIATION)
                              -------------     -------------    ---------------
International Equity Fund        $ 91,238             $--        $ (53,846,595)
Growth Equity Fund                233,319              --         (148,985,347)
Growth & Income Fund              116,543              --          (79,926,546)
Equity Index Fund                  45,554              --          (47,960,201)
Social Choice Equity Fund           9,628              --          (21,833,174)
Managed Allocation Fund             1,019              --          (88,539,319)
High-Yield Bond Fund               45,875              --           (8,944,420)
Short-Term Bond Fund              197,155           6,924            4,202,091
Tax-Exempt Bond Fund               43,522         170,846            4,741,328
Bond PLUS Fund                  1,778,626         424,400           11,932,332
Money Market Fund                     396              --                   --

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.

NOTE 6. LINES OF CREDIT

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation and High-Yield Bond Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2002, the International Equity Fund borrowed under this facility. The average daily loan balance during the four day period for which the loan was outstanding amounted to $10.5 million and the weighted average interest rate was 2.16%. The related interest expense was $2,523. For the year ended December 31, 2002, there were no other borrowings under this credit facility by the Funds.

The Bond PLUS Fund participates in a letter of credit agreement in the amount of $1.5 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the year ended December 31, 2002, there were no borrowings under this agreement.









102   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------



                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of TIAA-CREF Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Mutual Funds (comprising, respectively, the International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation, High-Yield Bond, Short-Term Bond, Tax-Exempt Bond, Bond PLUS and Money Market Funds), as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Mutual Funds at December 31, 2002, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                  /s/ Ernst & Young LLP

New York, New York
February 7, 2003








                                 2002 ANNUAL REPORT  TIAA-CREF Mutual Funds  103

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                  in Fund
                           Position(s)  Term of Office                                            Complex
                           Held with    and Length of        Principal Occupation(s)              Overseen     Other Directorships
Name, Address and Age      Fund         Time Served          During Past 5 Years                  by Trustee   Held by Trustee
------------------------   -----------  ------------------   ----------------------------------   -----------  ---------------------
MARTIN J. GRUBER           Trustee      Indefinite term.     Nomura Professor of Finance, New         51       Director, Deutsche
New York University                     Trustee since 2001.  York University, Stern School of                  Asset Management B.T.
Stern School of Business                                     Business. Formerly, Chairman,                     Funds, Japan Equity
Henry Kaufman Management                                     Department of Finance, New York                   Fund, Inc., Singapore
Education Center                                             University, Stern School of                       Equity Fund, Inc.,
44 West 4th Street,                                          Business, and Trustee of TIAA, 1996               the Thai Equity Fund,
Suite 988                                                    - 2000.                                           Inc. and the DB Hedge
New York, NY 10012                                                                                             Securities Fund,
Age: 65                                                                                                        L.L.C.

NANCY L. JACOB             Trustee      Indefinite term.     President and Managing Principal,        51       None
Windermere Investment                   Trustee since 1997.  Windermere Investment Associates.
Associates                                                   Formerly, Chairman and Chief
121 S.W. Morrison Street,                                    Executive Officer, CTC Consulting,
Suite 925                                                    Inc., and Executive Vice President,
Portland, OR 97204                                           U.S. Trust of the Pacific
Age: 60                                                      Northwest.

STEPHEN A. ROSS            Trustee      Indefinite term.     Franco Modigliani Professor of           51       Director, Freddie
Sloan School of Management              Trustee since 1997.  Finance and Economics, Sloan School               Mac; Co-Chairman,
Massachusetts Institute                                      of Management, Massachusetts                      Roll & Ross Asset
of Technology                                                Institute of Technology.                          Management Corp.; and
77 Massachusetts Avenue                                      Co-chairman, Roll & Ross Asset                    Principal, IV
Cambridge, MA 02139                                          Management Corp. Formerly, Sterling               Capital, Ltd.
Age: 58                                                      Professor of Economics and Finance,
                                                             Yale School of Management, Yale
                                                             University.

NESTOR V. SANTIAGO         Trustee      Indefinite term.     Vice President and Chief Investment      51       Director, Bank-Fund
Howard Hughes Medical                   Trustee since 2000.  Officer, Howard Hughes Medical                    Credit Union and
Institute                                                    Institute. Formerly, Investment                   Emerging Markets
4000 Jones Bridge Road                                       Advisor/Head of Investment Office,                Growth Fund, Inc.
Chevy Chase, MD 20815                                        International Monetary Fund.
Age: 53

MACEO K. SLOAN             Trustee      Indefinite term.     Chairman and Chief Executive             51       Director, SCANA
NCM Capital Management                  Trustee since 1997.  Officer, Sloan Financial Group,                   Corporation and M&F
Group, Inc.                                                  Inc. and NCM Capital Management                   Bancorp, Inc.
103 West Main Street,                                        Group, Inc., since 1991.
Suite 400
Durham, NC 27701-3638
Age: 53

ROBERT W. VISHNY           Trustee      Indefinite term.     Eric J. Gleacher Distinguished           51       None
University of Chicago                   Trustee since 1997.  Service Professor of Finance,
Graduate School of Business                                  University of Chicago, Graduate
1101 East 58th Street                                        School of Business. Founding
Chicago, IL 60627                                            Partner, LSV Asset Management.
Age: 43


INTERESTED TRUSTEES AND OFFICERS

HERBERT M. ALLISON, JR.(1) President    Indefinite term.     Chairman, President, and Chief           51       Board Member,
TIAA-CREF                  and          President and Chief  Executive Officer, TIAA. President                Forbes.com, Inc.
730 Third Avenue           Chief        Executive Officer    and Chief Executive Officer of
New York, NY 10017-3206    Executive    since 2002.          TIAA-CREF Mutual Funds, CREF,
Age: 59                    Officer                           TIAA-CREF Life Funds, TIAA-CREF
                                                             Institutional Mutual Funds and TIAA
                                                             Separate Account VA-1 (these funds
                                                             are collectively referred to as the
                                                             "TIAA-CREF Funds"). Formerly,
                                                             President and Chief Executive
                                                             Officer of University Alliance for
                                                             Life-Long Learning, Inc., 2000 -
                                                             October 2002. National Finance
                                                             Chairman, Presidential Campaign of
                                                             Senator John McCain, 1999-2000.
                                                             President, Chief Operating Officer
                                                             and Member of the Board of
                                                             Directors of Merrill Lynch & Co.,
                                                             Inc., 1997-1999.

MARTIN L. LEIBOWITZ(1)     Trustee,     Indefinite term.     Vice Chairman and Chief Investment       51       None
TIAA-CREF                  Vice         Trustee and Chief    Officer of the TIAA-CREF Funds and
730 Third Avenue           Chairman     Investment Officer   TIAA. Member of Board of Managers
New York, NY 10017-3206    and Chief    since 1997.          and President of TIAA-CREF
Age: 66                    Investment   Indefinite term as   Investment Management, LLC
                           Officer      officer.             ("Investment Management"). Director
                                                             and President of Teachers Advisors,
                                                             Inc. ("Advisors"). Director of
                                                             TIAA-CREF Life Insurance Company
                                                             ("TIAA-CREF Life").




104   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                  in Fund
                           Position(s)  Term of Office                                            Complex
                           Held with    and Length of        Principal Occupation(s)              Overseen     Other Directorships
Name, Address and Age      Fund         Time Served          During Past 5 Years                  by Trustee   Held by Trustee
------------------------   -----------  ------------------   ----------------------------------   -----------  ---------------------
BEVIS LONGSTRETH(2)        Trustee      Indefinite term.     Retired Partner, Debevoise &             51       Member of the Board
Debevoise & Plimpton                    Trustee since 1997.  Plimpton. Formerly, Partner and Of                of Directors of
919 Third Avenue                                             Counsel of Debevoise & Plimpton,                  AMVESCAP, PLC and
New York, NY 10022-6225                                      Adjunct Professor at Columbia                     Chairman of the
Age: 69                                                      University School of Law and                      Finance Committee of
                                                             Commissioner of the U.S. Securities               the Rockefeller
                                                             and Exchange Commission.                          Family Fund

RICHARD J. ADAMSKI(1)      Vice         Indefinite term.     Vice President and Treasurer of the      N/A      N/A
TIAA-CREF                  President    Vice President and   TIAA-CREF Funds and TIAA. Vice
730 Third Avenue           and          Treasurer since      President and Treasurer of
New York, NY 10017-3206    Treasurer    1997.                Investment Management, Services,
Age: 61                                                      TPIS, Advisors, TIAA-CREF Life, and
                                                             TIAA-CREF Tuition Financing, Inc.
                                                             ("Tuitiont Financing").

C. VICTORIA APTER(1)       Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue           President    President since      Vice President, Retirement
New York, NY 10017-3206                 January 2000.        Services, CREF and TIAA.
Age: 60

SCOTT C. EVANS(1)          Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Executive
730 Third Avenue           President    President since      Vice President of Investment
New York, NY 10017-3206                 1997.                Management and Advisors and
Age: 43                                                      Director of TIAA- CREF Life.

MARTIN E. GALT, III1       President    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                               Executive Vice       TIAA-CREF Funds and TIAA and
730 Third Avenue                        President since      President, TIAA-CREF Investment
New York, NY 10017-3206                 2000.                Products. Formerly, Executive Vice
Age: 61                                                      President and President,
                                                             Institutional Investments, Bank of
                                                             America, and Principal Investment
                                                             Officer, NationsBank. Director and
                                                             President of Tuition Financing and
                                                             TPIS and Director of TIAA-CREF Life
                                                             and TIAA-CREF Trust Company.

RICHARD L. GIBBS(1)        Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Executive
730 Third Avenue           President    President since      Vice President, Investment
New York, NY 10017-3206                 1997.                Management, Advisors and Tuition
Age: 55                                                      Financing and Director of TIAA-CREF
                                                             Life and Tuition Financing.

DON W. HARRELL(1)          Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Director
730 Third Avenue           Preident     President since      of TIAA-CREF Life.
New York, NY 10017-3206                 1997.
Age: 65

IRA J. HOCH(1)             Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue           President    President since      Vice President, Retirement
New York, NY 10017-3206                 2000.                Services, CREF and TIAA.
Age: 52

MATINA S. HORNER(1)        Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Director
730 Third Avenue           President    President since      of TIAA-CREF Life.
New York, NY 10017-3206                 1997.
Age: 63

E. LAVERNE JONES(1)        Vice         Indefinite term.     Vice President and Corporate             N/A      N/A
TIAA-CREF                  President    Vice President and   Secretary of the TIAA-CREF Funds
730 Third Avenue           and          Corporate Secretary  and TIAA.
New York, NY 10017-3206    Corporate    since 1998.
Age: 53                    Secretary



                                2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   105

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                  in Fund
                           Position(s)  Term of Office                                            Complex
                           Held with    and Length of        Principal Occupation(s)              Overseen     Other Directorships
Name, Address and Age      Fund         Time Served          During Past 5 Years                  by Trustee   Held by Trustee
------------------------   -----------  ------------------   ----------------------------------   -----------  ---------------------

HARRY I. KLARISTENFELD(1)  Executive    Indefinite term.     Executive Vice President and Chief       N/A      N/A
TIAA-CREF                  Vice         Executive Vice       Actuary of the TIAA-CREF Funds and
730 Third Avenue           President    President and Chief  TIAA. Formerly, Vice President and
New York, NY 10017-3206    and Chief    Actuary since 2000.  Chief Actuary, Retirement Services,
Age: 52                    Actuary                           CREF and TIAA. Executive Vice
                                                             President and Chief Actuary of
                                                             Services.

FRANCES NOLAN(1)           Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue           President    President since      Vice President, Retirement
New York, NY 10017-3206                 2000.                Services, CREF and TIAA.
Age: 45

BERTRAM L. SCOTT(1)        Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA and
730 Third Avenue           President    President since      Chairman of the Board, President
New York, NY 10017-3206                 2000.                and Chief Executive Officer of
Age: 51                                                      TIAA-CREF Life. Formerly, President
                                                             and Chief Executive Officer,
                                                             Horizon Mercy.

DEANNE J. SHALLCROSS(1)    Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue           President    President since      Vice President, Marketing, CREF and
New York, NY 10017-3206                 1998.                TIAA. Executive Vice President of
Age: 53                                                      Services.

DAVID A. SHUNK(1)          Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Formerly,
730 Third Avenue           President    President since      Vice President, Institutional &
New York, NY 10017-3206                 1998.                Individual Consulting Services,
Age: 56                                                      CREF and TIAA. President and Chief
                                                             Executive Officer of Services and
                                                             Director of TIAA-CREF Trust
                                                             Company.

JOHN A. SOMERS(1)          Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA. Executive
730 Third Avenue           President    President since      Vice President of Investment
New York, NY 10017-3206                 1997.                Management and Advisors and
Age: 58                                                      Director of TIAA-CREF Life.

CHARLES H. STAMM(1)        Executive    Indefinite term.     Executive Vice President and             N/A      N/A
TIAA-CREF                  Vice         Executive Vice       General Counsel of the TIAA-CREF
730 Third Avenue           President    President since      Funds and TIAA. Trustee of
New York, NY 10017-3206                 1997.                Services. Director of TPIS,
Age: 64                                                      Advisors, TIAA-CREF Trust Company,
                                                             Tuition Financing and TIAA-CREF
                                                             Life. Member of Board of Managers
                                                             of Investment Management.

MARY ANN WERNER(1)         Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA and
730 Third Avenue           President    President since      President, TIAA Shared Services.
New York, NY 10017-3206                 2000.                Formerly, Vice President, CREF and
Age: 57                                                      TIAA. Executive Vice President of
                                                             Services and Director of TIAA-CREF
                                                             Life.

JAMES A. WOLF(1)           Executive    Indefinite term.     Executive Vice President of the          N/A      N/A
TIAA-CREF                  Vice         Executive Vice       TIAA-CREF Funds and TIAA and
730 Third Avenue           President    President since      President, TIAA Retirement
New York, NY 10017-3206                 2000.                Services. Formerly, Vice President,
Age: 57                                                      Retirement Services, CREF and TIAA.
                                                             Trustee of Services and Director of
                                                             TIAA-CREF Life.


(1) The following individuals are "interested persons" under the Investment Company Act (the "Act") because they are officers of the TIAA-CREF Mutual
    Funds: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Allison, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be considered an "interested person" under the Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Mutual Funds or their affiliates.


The Statement of Additional Information ("SAI") of the TIAA-CREF Mutual Funds contains additional information about trustees. You can request a copy of the SAI without charge by calling 800-478-2966.




106   TIAA-CREF Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION--(UNAUDITED)


The following TIAA-CREF Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during 2002:

                                         AMOUNT         AMOUNT PER SHARE
                                       ---------        ----------------
        Managed Allocation Fund        $ 840,872          $.026434
        Short-Term Bond Fund             699,461           .053222
        Tax-Exempt Bond Fund             673,339           .051323
        Bond PLUS Fund                 2,962,305           .085938

The following TIAA-CREF Mutual Funds paid distributions during 2002 from ordinary income that partially qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

        Growth Equity Fund               100.00%
        Growth &Income Fund              100.00%
        Equity Index Fund                100.00%
        Social Choice Equity Fund        100.00%
        Managed Allocation Fund           12.34%
        High-Yield Bond Fund               0.89%
        Short-Term Bond Fund               0.08%

The International Equity Fund received income from foreign sources during 2002 of $5,136,053 ($0.15675 per share) and paid taxes to foreign countries during 2002 of $652,628 ($.01992 per share)

The Tax-Exempt Bond Fund paid distributions to shareholders during 2002 totaling $6,037,699 of which $4,463,303 was exempt from federal income tax.

By early 2003, shareholders should receive their Form 1099-DIV and tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.










See notes to financial statements

                                2002 ANNUAL REPORT  TIAA-CREF Mutual Funds   107

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES


PRODUCTS AVAILABLE TO EVERYONE

o   TIAA-CREF Life After-Tax Annuities

o   TIAA-CREF Mutual Funds

o   Individual Life and Long-Term Care Insurance

o   TIAA-CREF IRAs (Roth and Traditional)

o   Tuition Financing Programs

o   Investment Management and related Trust Services


PRODUCTS AVAILABLE TO PEOPLE IN EDUCATION AND RESEARCH

o   TIAA-CREF Retirement Annuities

o   TIAA-CREF Supplemental Retirement Annuities (SRAs)

o   Keoghs from TIAA-CREF

o   457(b) Deferred Compensation Plans



TIAA-CREF Individual and Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This booklet must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 800 842-2733, ext. 5509. Read them carefully before you invest. For additional copies, please call the above number. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE AND ARE NOT BANK GUARANTEED.

(C) 2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017



TIAA-CREF SERVICES

INTERNET ACCESS
Visit our World Wide Web site:

TIAA-CREF.org

Account performance, personal account information and transactions, product information, form and booklet requests.


AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.


PERSONAL ASSISTANCE
800 223-1200
8 a.m. to 10 p.m. ET, Monday - Friday

For questions about TIAA-CREF Mutual Funds, personal annuities, and long-term care and life insurance.


800 842-2776
8 a.m. to 10 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options and tax reports.


TIAA-CREF TRUST COMPANY, FSB
888 842-9001
8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving and endowment management.


TIAA-CREF TUITION FINANCING, INC.
888 381-8283
8 a.m. to 11 p.m. ET, Monday - Friday

For information on tuition financing programs.


MUTUAL FUND INFORMATION ONLINE
TIAA-CREF
www.tiaa-cref.org/mfs/index.html

MORNINGSTAR
www.morningstar.com

LIPPER ANALYTICAL SERVICES
www.lipperweb.com

[LOGO]    730 Third Avenue
 TIAA     New York NY 10017-3206
 CREF








(C) 2003 Teachers Insurance and Annuity Association College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

                                                                    A10841-02/03
                                                [logo] Printed on recycled paper

ITEM 9. CONTROLS AND PROCEDURES.

(b) Effective July 2002, the fund accounting and administrative functions previously performed by State Street Bank for the TIAA-CREF Life Funds were transferred over to employees of TIAA. There have been no other significant changes in the registrant's internal controls or in other factors that could significantly affect internal controls, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(b) Section 302 and Section 906 certifications of the principal executive officer and principal financial officer of registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             TIAA-CREF MUTUAL FUNDS



Date:    February 28, 2003                  By: /s/ MARTIN E. GALT, III
                                                --------------------------------
                                                Martin E. Galt, III
                                                President


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:    February 28, 2003                  By: /s/ MARTIN E. GALT, III
                                                --------------------------------
                                                Martin E. Galt, III
                                                President
                                                (principal executive officer)



Date:    February 28, 2003                  By: /s/ RICHARD L. GIBBS
                                                --------------------------------
                                                Richard L. Gibbs
                                                Executive Vice President
                                                (principal financial officer)

                                  EXHIBIT LIST


(b) Certifications

    99.CERT Section 302 certification of principal executive officer and principal financial officer

    99.1350CERT Section 906 certification of principal executive officer and principal financial officer